THE GALAXY FUND
Galaxy Government Money Market Fund
Galaxy Institutional Government Money Market Fund
Galaxy Institutional Treasury Money Market Fund
Galaxy Money Market Fund
Galaxy New York Municipal Money Market Fund
Galaxy Tax-Exempt Money Market Fund
Galaxy U.S. Treasury Money Market Fund

One Financial Center
Boston, MA 02111
Telephone: (866) 348-1468

September 26, 2005

Dear Shareholder:

We are pleased to invite you to a special meeting of shareholders of the Galaxy Funds noted above (each a "Fund," and collectively, the "Funds"). The meeting will be held at 10:00 a.m., Eastern time, on November 16, 2005, at the offices of The Galaxy Fund, One Financial Center, Boston, Massachusetts (the "Meeting"). At the Meeting, you will be asked to approve a reorganization (each a "Reorganization," and collectively the "Reorganizations") of your Fund into a corresponding acquiring mutual fund (an "Acquiring Fund") in Columbia Funds Series Trust (formerly known as Nations Funds Trust).

The proposed Reorganizations are recommended by Columbia Management Group, LLC ("Columbia Management Group"), the parent company of both Banc of America Capital Management, LLC ("BACAP"), the investment adviser for the Acquiring Funds, and Columbia Management Advisors, Inc. ("Columbia"), the investment adviser to the Funds. Columbia Management Group believes that the proposed Reorganizations will accomplish two important goals. First, by reorganizing the Funds into Acquiring Funds with similar investment objectives and principal investment strategies, Columbia Management Group can create larger, more efficient investment portfolios. Second, by streamlining its product offerings, Columbia Management Group can more efficiently concentrate its investment management and distribution resources on a more focused group of portfolios. Importantly, the net pro forma total operating expense ratios (after contractual fee waivers and/or expense reimbursements) of all Acquiring Fund share classes after the Reorganizations are expected to be lower than they are currently for each corresponding Fund share class.

If shareholder approval is obtained and the other conditions to the Reorganizations are satisfied, it is anticipated that your Fund will be reorganized into its corresponding Acquiring Fund on or about November 18, 2005, when Fund shares will be exchanged for shares of a designated class of shares of the corresponding Acquiring Fund of equal dollar value. It is expected that the exchange of shares in each Reorganization will be tax-free for U.S. federal income tax purposes.

THE BOARD OF TRUSTEES OF THE GALAXY FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF YOUR FUND.

The formal Notice of Special Meeting, Combined Proxy Statement/Prospectus and Proxy Ballot are enclosed. The Reorganizations are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number set forth above. We look forward to your attendance at the Meeting or to receiving your Proxy Ballot so that your shares may be voted at the Meeting.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

CHRISTOPHER L. WILSON
President and Chief Executive Officer
The Galaxy Fund

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT ACCORDING TO THE INSTRUCTIONS SHOWN ON THE BALLOT.

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THE GALAXY FUND
Galaxy Government Money Market Fund
Galaxy Institutional Government Money Market Fund
Galaxy Institutional Treasury Money Market Fund
Galaxy Money Market Fund
Galaxy New York Municipal Money Market Fund
Galaxy Tax-Exempt Money Market Fund
Galaxy U.S. Treasury Money Market Fund

One Financial Center
Boston, MA 02111

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on November 16, 2005

SHAREHOLDERS:

PLEASE TAKE NOTE THAT a special meeting of shareholders of the Galaxy Funds noted above (each a "Fund" and collectively, the "Funds") will be held at 10:00 a.m., Eastern time, on November 16, 2005, at the offices of The Galaxy Fund, One Financial Center, Boston, Massachusetts, for the following purpose:

ITEM 1. To approve an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of each Fund to, and the assumption of all of the liabilities and obligations of each Fund by, a corresponding acquiring mutual fund (each, an "Acquiring Fund") of Columbia Funds Series Trust (formerly known as Nations Funds Trust), in exchange for shares of the corresponding Acquiring Fund; (ii) the distribution of such shares to the shareholders of each of the Funds in complete liquidation of the Funds; and (iii) in the event that the reorganization of all series of The Galaxy Fund are effected, the deregistration of The Galaxy Fund as an investment company under the Investment Company Act of 1940, as amended, and The Galaxy Fund's termination as a business trust under Massachusetts law.

ITEM 2. Such other business as may properly come before the meeting or any adjournment(s).

THE BOARD OF TRUSTEES OF THE GALAXY FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF YOUR FUND.

Shareholders of record as of the close of business on August 25, 2005 are entitled to notice of, and to vote at, the meeting or any adjournment(s) thereof.

By Order of the Board,

MARY JO REILLY
Secretary
The Galaxy Fund

September 26, 2005

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COMBINED PROXY STATEMENT/PROSPECTUS

Dated September 26, 2005

PROXY STATEMENT FOR:

THE GALAXY FUND
Galaxy Government Money Market Fund
Galaxy Institutional Government Money Market Fund
Galaxy Institutional Treasury Money Market Fund
Galaxy Money Market Fund
Galaxy New York Municipal Money Market Fund
Galaxy Tax-Exempt Money Market Fund
Galaxy U.S. Treasury Money Market Fund

One Financial Center
Boston, MA 02111
Telephone: (866) 348-1468

PROSPECTUS FOR:

COLUMBIA FUNDS SERIES TRUST (FORMERLY KNOWN AS NATIONS FUNDS TRUST)
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Money Market Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves
Columbia New York Tax-Exempt Reserves

One Financial Center
Boston, MA 02110
Telephone: (866) 348-1468

For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at Appendix A. A shareholder may find it helpful to review the terms and names in Appendix A before reading this Proxy/Prospectus.

This Proxy/Prospectus, which should be read carefully and retained for future reference, sets forth concisely information about the proposed Reorganizations, and information about each Acquiring Fund that a shareholder should know before deciding how to vote. It is both a proxy statement for the Meeting and a prospectus offering shares in each Acquiring Fund. It is expected that this Proxy/Prospectus will be mailed to shareholders on or about September 28, 2005.

Additional information about each Fund and its corresponding Acquiring Fund is available in their prospectuses, SAIs and annual and semi-annual reports to shareholders. The information contained in the prospectuses and SAI, in each case as supplemented through August 19, 2005, for each Fund and corresponding Acquiring Fund is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference. In addition, a copy of the appropriate Acquiring Fund prospectus also accompanies this Proxy/Prospectus. The Columbia Funds' annual reports to shareholders for the fiscal years ended March 31, 2005 previously have been mailed to shareholders. The following annual reports also have been previously mailed to shareholders: Galaxy Government Money Market Fund, Galaxy Money Market Fund, Galaxy New York Municipal Money Market Fund, Galaxy Tax-Exempt Money Market Fund and Galaxy U.S. Treasury Money Market Fund for the fiscal years ended May 31, 2005; and Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund for the fiscal years ended October 31, 2004. Subsequent to the mailing of the

Funds' annual shareholder reports, the following semi-annual reports also have been previously mailed to shareholders: Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund for the fiscal periods ended April 30, 2005. Columbia Government Plus Reserves is a new Fund and, accordingly, has not yet issued any shareholder reports

The SAI relating to this Proxy/Prospectus is incorporated by reference and is dated September 26, 2005. Additional copies of any Fund documents are available without charge by writing to the address given above or by calling (866) 348-1468. Additional copies of any Acquiring Fund documents are available without charge by writing to the address given above or by calling (866) 348-1468. These documents also are available on the SEC's website at www.sec.gov.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Meeting has been called to consider the Reorganization Agreement dated as of September 26, 2005 that provides for the Reorganization of each Fund into its respective Acquiring Fund as shown below:

IF YOU OWN SHARES IN THIS FUND	YOU WOULD RECEIVE SHARES OF THIS ACQUIRING FUND IN THE REORGANIZATION
Galaxy Institutional Government Money Market Fund Institutional Shares Select Shares Preferred Shares	Columbia Government Plus Reserves Capital Class Shares Trust Class Shares Adviser Class Shares

Galaxy Government Money Market Fund Retail A Shares Trust Shares	Columbia Government Plus Reserves Retail A Class Shares G-Trust Class Shares

Galaxy Institutional Treasury Money Market Fund Institutional Shares Select Shares Preferred Shares	Columbia Treasury Reserves Capital Class Shares Trust Class Shares Adviser Class Shares

Galaxy Money Market Fund Retail A Shares Trust Shares	Columbia Money Market Reserves Retail A Class Shares G-Trust Class Shares

Galaxy New York Municipal Money Market Fund Retail A Shares Trust Shares	Columbia New York Tax-Exempt Reserves Retail A Class Shares G-Trust Class Shares

Galaxy Tax-Exempt Money Market Fund Retail A Shares Trust Shares	Columbia Tax-Exempt Reserves Retail A Class Shares G-Trust Class Shares

Galaxy U.S. Treasury Money Market Fund Retail A Shares Trust Shares	Columbia Government Reserves Retail A Class Shares G-Trust Class Shares

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TABLE OF CONTENTS

ITEM 1-APPROVAL OF THE REORGANIZATION AGREEMENT	4

SUMMARY OF PROPOSED REORGANIZATIONS	4

Fee Table	4

Overview of the Reorganization Agreement	4

Overview of Investment Objectives and Principal Investment Strategies	5

Overview of Service Providers	7

Overview of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services	8

U.S. Federal Income Tax Consequences	9

Principal Risk Factors	9

Description of Principal Investment Risks	10

MORE INFORMATION ABOUT THE REORGANIZATIONS	12

Description of the Reorganization Agreement	12

Reasons for the Reorganizations and Other Considerations	13

Board Consideration	13

Comparison of Investment Objectives and Principal Investment Strategies	14

Comparison of Performance	17

Comparison of Fundamental Investment Policies	17

Comparison of Forms of Business Organizations and Governing Law	17

Comparison of Service Providers	17

Investment Advisory Fees	18

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services	18

Material U.S. Federal Income Tax Consequences	22

Capitalization	23

VOTING MATTERS	28

General Information	28

Quorum	29

Shareholder Approval	29

Principal Shareholders	30

ADDITIONAL INFORMATION	32

Legal Proceedings	32

Other Business	32

Shareholder Inquiries	32

APPENDIX A-GLOSSARY	A-1

APPENDIX B-FORM OF AGREEMENT AND PLAN OF REORGANIZATION	B-1

APPENDIX C-COMPARISON OF FEES AND EXPENSES	C-1

APPENDIX D-COMPARISON OF FUNDAMENTAL INVESTMENT POLICIES	D-1

APPENDIX E-COMPARISON OF AVERAGE ANNUAL TOTAL RETURNS	E-1

APPENDIX F-COMPARISON OF ORGANIZATIONAL DOCUMENTS AND GOVERNING LAW	F-1

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ITEM 1-APPROVAL OF THE REORGANIZATION AGREEMENT

SUMMARY OF PROPOSED REORGANIZATIONS

The following is an overview of certain information relating to the proposed Reorganizations. More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Fee Table

The table below shows: (i) the current total operating expense ratios of each Fund; and (ii) the pro forma total operating expense ratios of its corresponding Acquiring Fund. The current total operating expense ratios of each Fund and the pro forma total operating expense ratios of its corresponding Acquiring Fund shown below are both before and after contractual waivers and/or reimbursements, if applicable, and are as of March 31, 2005. The table shows that (after contractual waivers and reimbursements) the net pro forma expense ratios of the Acquiring Funds after the Reorganizations are expected to be lower than they are currently for each corresponding Fund share class.

All expense ratios shown are annualized. Pro forma total operating expense ratios are based upon the fee arrangements that will be in place upon consummation of the Reorganizations and assume in each case that a Fund's shareholders approve their Fund's Reorganization. Detailed pro forma total operating expense information is shown in Appendix C.

Fund/Share Class	Total Operating Expense Ratios (before/after waivers and reimbursements)	Combined Acquiring Fund/ Class Post-Reorganization	Pro Forma Total Operating Expense Ratios (before/after waivers and reimbursements)
Galaxy Inst. Government Money Market Fund Institutional Shares Select Shares Preferred Shares	0.31%/0.31% 0.46%/0.46% 0.56%/0.56%	Columbia Government Plus Reserves Capital Class Shares Trust Class Shares Adviser Class Shares	0.32%/0.20% 0.42%/0.30% 0.57%/0.45%

Galaxy Government Money Market Fund Retail A Shares Trust Shares	0.70%/0.70% 0.54%/0.53%	Columbia Government Plus Reserves Retail A Class Shares G-Trust Class Shares	0.42%/0.30% 0.32%/0.20%

Galaxy Inst. Treasury Money Market Fund Institutional Shares Select Shares Preferred Shares	0.28%/0.28% 0.43%/0.43% 0.53%/0.53%	Columbia Treasury Reserves Capital Class Shares Trust Class Shares Adviser Class Shares	0.27%/0.20% 0.37%/0.30% 0.52%/0.45%

Galaxy Money Market Fund Retail A Shares Trust Shares	0.70%/0.64% 0.51%/0.48%	Columbia Money Market Reserves Retail A Class Shares G-Trust Class Shares	0.34%/0.27% 0.27%/0.20%

Galaxy New York Municipal Money Market Fund Retail A Shares Trust Shares	0.84%/0.84% 0.72%/0.72%	Columbia New York Tax-Exempt Reserves Retail A Class Shares G-Trust Class Shares	0.63%/0.30% 0.53%/0.20%

Galaxy Tax-Exempt Money Market Fund Retail A Shares Trust Shares	0.63%/0.61% 0.50%/0.48%	Columbia Tax-Exempt Reserves Retail A Class Shares G-Trust Class Shares	0.37%/0.29% 0.28%/0.20%

Galaxy U.S. Treasury Money Market Fund Retail A Shares Trust Shares	0.69%/0.65% 0.52%/0.50%	Columbia Government Reserves Retail A Class Shares G-Trust Class Shares	0.37%/0.29% 0.28%/0.20%

Overview of the Reorganization Agreement

The document that governs the Reorganizations is the Reorganization Agreement, a form of which is included in this Proxy/Prospectus as Exhibit B. The Reorganization Agreement provides for: (i) the transfer of all of the assets of each Fund to, and the assumption of all of the liabilities and obligations of each Fund by, its corresponding Acquiring Fund in exchange for a designated class of shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of their Fund; and (iii) if the reorganizations of all series of The Galaxy Fund are effected, The Galaxy Fund's deregistration under the 1940 Act and its termination as a business trust under Massachusetts law. In other words, as a result of the Reorganizations, Fund shareholders will become shareholders of the corresponding Acquiring Fund and will hold, immediately after the Reorganizations, Acquiring Fund shares of a similar class that have a total dollar value

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equal to the total dollar value of the Fund shares that the shareholder held immediately before the Reorganizations.

The Reorganizations are expected to occur on or about November 18, 2005. It is expected that the exchange of Fund shares for corresponding Acquiring Fund shares in each Reorganization will be tax-free for U.S. federal income tax purposes. Fund shareholders will not pay any sales charge or sales load on the exchange.

Columbia and/or BACAP, in the form of an expense reimbursement to the Funds, will bear all of the out-of-pocket expenses associated with the Reorganizations. Out-of-pocket expenses associated with the Reorganizations include but are not limited to: (i) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this Proxy/Prospectus, and any filings with the SEC and/or other governmental authorities in connection with the Reorganizations; (ii) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganizations; (iii) the legal fees and expenses incurred in connection with the Reorganizations; and (iv) the Trustees' fees and out-of-pocket expenses incurred as a result of the Reorganizations.

The Closing of one Reorganization is not dependent on the Closing of any other Reorganization, except in the case of the Galaxy Government Money Market Fund's and Galaxy Institutional Government Money Market Fund's proposed Reorganizations into Columbia Government Plus Reserves, where each Reorganization is contingent on the other. In other words, if either Reorganization is not approved, then neither Fund will reorganize into Columbia Government Plus Reserves under the Reorganization Agreement.

For additional information about the Reorganizations and the Reorganization Agreement, see "More Information about the Reorganizations – Description of the Reorganization Agreement."

Overview of Investment Objectives and Principal Investment Strategies

Galaxy Institutional Government Money Market Fund, Galaxy Government Money Market Fund and Columbia Government Plus Reserves (Acquiring Fund)

The investment objectives of the Galaxy Institutional Government Money Market Fund and Columbia Government Plus Reserves are identical, as each seeks as high a level of current income with liquidity and stability of principal. The investment objective of the Galaxy Government Money Market Fund is similar to the Acquiring Fund in that it seeks current income as is consistent with liquidity and stability of principal.

The principal investment strategies of the Funds and Acquiring Fund are identical. Each of the Funds and the Acquiring Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

Galaxy Institutional Treasury Money Market Fund and Columbia Treasury Reserves (Acquiring Fund)

The investment objectives of the Fund and Acquiring Fund are identical. The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income and the Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

The principal investment strategies of the Fund and Acquiring Fund are substantially similar. The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury and repurchase agreements secured by U.S. Treasury obligations. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

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Galaxy Money Market Fund and Columbia Money Market Reserves (Acquiring Fund)

The investment objectives of the Fund and Acquiring Fund are similar. The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal, while the Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

The principal investment strategies of the Fund and Acquiring Fund are similar. The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers. The Acquiring Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments with short-term maturities. In addition, the Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations. The Acquiring Fund, when the portfolio management team believes market conditions warrant, may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

Galaxy New York Municipal Money Market Fund and Columbia New York Tax-Exempt Reserves (Acquiring Fund)

The investment objectives of the Fund and Acquiring Fund are similar. The Fund seeks to provide current income exempt from federal regular income tax and New York State and New York City personal income taxes, consistent with relative stability of principal and liquidity. The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and U.S. federal income taxes.

The principal investment strategies of the Fund and Acquiring Fund are similar. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New York municipal securities, which are securities issued by or on behalf of the State of New York and other government issuers (and may include issuers located outside the State of New York) and that pay interest that is exempt from federal regular income tax and New York State and New York City personal income taxes. Under normal circumstances, the Fund will invest no more than 20% of its net assets in securities that are taxable for federal regular income tax or New York State and New York City personal income tax purposes, such as U.S. Government obligations, money market instruments and repurchase agreements. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in securities that pay interest that is free from U.S. federal income tax and New York state individual income tax. The Acquiring Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

Galaxy Tax-Exempt Money Market Fund and Columbia Tax-Exempt Reserves (Acquiring Fund)

The investment objectives of the Fund and Acquiring Fund are similar. The Fund seeks as high a level of current interest income exempt from U.S. federal income tax as is consistent with stability of principal. The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from U.S. federal income taxes.

The principal investment strategies of the Fund and Acquiring Fund are similar. The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in municipal securities that pay interest that is exempt from U.S. federal income tax (including the federal alternative minimum tax). The Acquiring Fund normally invests all of its assets in municipal securities which pay interest that is free from U.S. federal income and alternative minimum taxes. In addition, under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Galaxy U.S. Treasury Money Market Fund and Columbia Government Reserves (Acquiring Fund)

The investment objectives of the Fund and Acquiring Fund are similar. The Fund seeks current income with liquidity and stability of principal. The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

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The principal investment strategies of the Fund and Acquiring Fund are similar. The Fund invests primarily in obligations issued by the U.S. Treasury and by certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in money market instruments issued by the U.S. Treasury, including bills, notes and bonds. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in U.S. Government obligations, which are a broad category of debt obligations that include U.S. Treasury obligations.

For additional information about the similarities and differences between the investment objectives and principal investment strategies of the Funds and Acquiring Funds, see "More Information about the Reorganizations – Comparison of Investment Objectives and Principal Investment Strategies."

Overview of Service Providers

BACAP, located at One Bank of America Plaza, Charlotte, North Carolina 28255, is the investment adviser to over 70 mutual funds in the Columbia Funds Complex, including the Acquiring Funds described in this Proxy/Prospectus. BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America.

Columbia, located at 100 Federal Street, Boston, Massachusetts 02110, serves as the investment adviser, administrator and pricing and bookkeeping agent to other mutual funds in the Columbia Funds Complex, including the Funds, and serves as administrator to the Funds and Acquiring Funds.

On September 30, 2005, Columbia will merge into Columbia Management Advisors, LLC (which currently is known as BACAP). After this merger, Columbia Management Advisors, LLC will serve as the investment adviser and administrator to both the Funds and Acquiring Funds.

The Funds and Acquiring Funds are distributed by CMD, a registered broker-dealer located at One Financial Center, Boston, Massachusetts 02111.

CMS is the transfer agent for the Funds' and Acquiring Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. CMS is located at One Financial Center, Boston, Massachusetts 02110.

The Bank of New York, located at 2 Hanson Place, Brooklyn, NY 11217, serves as the custodian for the assets of the Acquiring Funds. The Board of Columbia Funds Series Trust has approved State Street Bank and Trust Company ("State Street") as the new custodian for the assets of the Acquiring Funds. Accordingly, State Street, located at 2 Avenue De Lafayette, Boston Massachusetts, 02111-2900, is expected to serve as the custodian for the assets of the Acquiring Funds by or at Closing.

PFPC Trust Company ("PFPC"), located at 8800 Tinicum Boulevard, Philadelphia, PA 19153, is the custodian for the assets of the Funds.

PricewaterhouseCoopers LLP ("PwC"), located at 125 High Street, Boston, MA 02110, serves as the Funds' and Acquiring Funds' independent registered public accounting firm.

Drinker Biddle & Reath LLP, located at One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996, serves as legal counsel to The Galaxy Fund.

Morrison & Foerster LLP, located at 2000 Pennsylvania Ave, N.W., Washington, D.C. 20006, serves as legal counsel to Columbia Funds Series Trust.

For additional information about the service providers, see the discussion under "More Information about the Reorganizations – Comparison of Service Providers."

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Overview of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

1. Galaxy Institutional Government Money Market Fund/Galaxy Government Money Market Fund/Columbia Government Plus Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy Institutional Government Money Market Fund's Institutional Shares, Select Shares and Preferred Shares will be similar to those of Columbia Government Plus Reserves' Capital Class Shares, Trust Class Shares and Adviser Class Shares, respectively, with differences noted under "More Information About the Reorganizations – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

The purchase, redemption, distribution and exchange policies of the Galaxy Government Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia Government Plus Reserves' Retail A Class Shares and G-Trust Class Shares, respectively, with differences noted under "More Information About the Reorganizations – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

2. Galaxy Institutional Treasury Money Market Fund/Columbia Treasury Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy Institutional Treasury Money Market Fund's Institutional Shares, Select Shares and Preferred Shares are similar to those of Columbia Treasury Reserves' Capital Class Shares, Trust Class Shares and Adviser Class Shares, respectively, with differences noted under "More Information About the Reorganizations – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

3. Galaxy Money Market Fund/Columbia Money Market Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia Money Market Reserves' Retail A Class Shares and G-Trust Class Shares, respectively, with differences noted under "More Information About the Reorganizations – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

4. Galaxy New York Municipal Money Market Fund/Columbia New York Tax-Exempt Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy New York Municipal Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia New York Tax-Exempt Reserves' Retail A Class Shares and G-Trust Class Shares, respectively, with differences noted under "More Information About the Reorganizations – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

5. Galaxy Tax-Exempt Money Market Fund/Columbia Tax-Exempt Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy Tax-Exempt Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia Tax-Exempt Reserves' Retail A Class Shares and G-Trust Class Shares, respectively, with differences noted under "More Information About the Reorganizations – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

6. Galaxy U.S. Treasury Money Market Fund/Columbia Government Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy U.S. Treasury Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia Government Reserves' Retail A Class Shares and G-Trust Class Shares, respectively, with differences noted under "More Information About the Reorganizations – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

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For a more detailed description, see "More Information about the Reorganizations – Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services."

U.S. Federal Income Tax Consequences

The Reorganizations are not expected to result in the recognition of gain or loss, for U.S. federal income tax purposes, by the Funds, the Acquiring Funds or their respective shareholders. However, the sale of securities by any Fund prior to the Reorganizations, whether in the ordinary course of business or in anticipation of the Reorganizations, could result in taxable distributions to such Fund's shareholders. See "More Information about the Reorganizations – Material U.S. Federal Income Tax Consequences" for additional information. Since its inception, each of the Funds and Acquiring Funds (other than Columbia Government Plus Reserves, which is a "shell" fund with no assets) believes it has qualified as a "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund believes it has been, and expects to continue to be, relieved of any U.S. federal income tax liability on its taxable income and any gains distributed to shareholders. Columbia Government Plus Reserves intends to meet the requirements for qualification as a "regulated investment company" under the Code during its first year of operations and all applicable quarters of such year.

Principal Risk Factors

The following compares the principal investment risks of the Funds and the Acquiring Funds. In some instances, a risk described by a Fund is similar to the risk described by an Acquiring Fund, but identified by different name. For example, "investment strategy risk" applicable to certain Acquiring Funds is similar to "selection of investments" or "share price" applicable to certain Funds. In those instances, the risk, as identified by the Funds, appears in parentheses (i.e., investment strategy (selection of investments/share price) risk). A more detailed description of the risks follows the comparisons below.

Galaxy Institutional Government Money Market Fund, Galaxy Government Money Market Fund and Columbia Government Plus Reserves (Acquiring Fund)

Columbia Government Plus Reserves is subject to the same risks as each of the Galaxy Institutional Government Money Market Fund and the Galaxy Government Money Market Fund. Specifically, they are all subject to interest rate risk, income/principal payment (credit) risk, risks associated with investment in U.S. Government obligations, repurchase agreements and foreign securities (foreign investments)and investment strategy risk (selection of investments/share price).

Galaxy Institutional Treasury Money Market Fund and Columbia Treasury Reserves (Acquiring Fund)

The Galaxy Institutional Treasury Money Market Fund and Columbia Treasury Reserves are both subject to income/principal payment (credit) risk and investment strategy risk (selection of investments/share price). The Galaxy Institutional Treasury Money Market Fund is further subject to interest rate risk, and risk associated with investments in U.S. Government obligations and repurchase agreements. In contrast to the Galaxy Institutional Treasury Money Market Fund, Columbia Treasury Reserves is further subject to risk with respect to tax considerations.

Galaxy Money Market Fund and Columbia Money Market Reserves (Acquiring Fund)

The Galaxy Money Market Fund and Columbia Money Market Reserves are both subject to income/principal payment (credit) risk and investment strategy risk (selection of investments/share price). Unlike Columbia Money Market Reserves, the Galaxy Money Market Fund is further subject to interest rate risk, and risk associated with investments in U.S. Government obligations, repurchase agreements and foreign investments.

Galaxy New York Municipal Money Market Fund and Columbia New York Tax-Exempt Reserves (Acquiring Fund)

The Galaxy New York Municipal Money Market Fund and Columbia New York Tax-Exempt Reserves are both subject to income/principal payment (credit) risk, investment strategy risk (lack of diversification/selection of investments/share price), and state specific (single state) risk. In contrast to Columbia New York Tax-Exempt Reserves, the Galaxy New York Municipal Money Market Fund is also subject to interest rate risk and pass-

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through certificates risk. Unlike the Galaxy New York Municipal Money Market Fund, Columbia New York Tax-Exempt Reserves is further subject to risks associated with holding cash and tax considerations.

Galaxy Tax-Exempt Money Market Fund and Columbia Tax-Exempt Reserves (Acquiring Fund)

The Galaxy Tax-Exempt Money Market Fund and Columbia Tax-Exempt Reserves are both subject to income/principal payment (credit) risk and investment strategy risk (selection of investments/share price). In contrast to Columbia Tax-Exempt Reserves, the Galaxy Tax-Exempt Money Market Fund is also subject to interest rate risk, pass-through certificates risk and risk associated with investment in repurchase agreements. Unlike the Galaxy Tax-Exempt Money Market Fund, Columbia Tax-Exempt Reserves is subject to risk associated with holding cash and tax considerations.

Galaxy U.S. Treasury Money Market Fund and Columbia Government Reserves (Acquiring Fund)

The Galaxy U.S. Treasury Money Market Fund and Columbia Government Reserves are both subject to income/principal payment (credit) risk and investment strategy risk (selection of investments/share price). In contrast to Columbia Government Reserves, the Galaxy U.S. Treasury Money Market Fund is further subject to interest rate risk and risk associated with investment in U.S. Government obligations. Unlike the Galaxy U.S. Treasury Money Market Fund, Columbia Government Reserves is also subject to risk associated with tax considerations.

Description of Principal Investment Risks

•  Foreign securities (foreign investments)-Foreign securities may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

•  Holding cash-The Acquiring Fund may hold cash while it is waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Acquiring Fund holds does not earn income.

•  Income/principal payment (credit) risk-This means generally the risk that the Fund's or Acquiring Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund or Acquiring Fund holds. The Fund or Acquiring Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it is due. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

•  Interest rate risk-The yield paid by the Fund or Acquiring Fund will vary with changes in short-term interest rates.

•  Investment strategy risk (selection of investments/share price)-The Fund or Acquiring Fund tries to maintain a share price of $1.00, but an investment in the Fund or Acquiring Fund is not guaranteed and may lose money. In addition, although the adviser to the Fund or Acquiring Fund evaluates the risks and rewards presented by all securities purchased by the Fund or Acquiring Fund in pursuing the Fund's or Acquiring Fund's investment objective, such evaluations may prove to be inaccurate.

•  Investment strategy risk (lack of diversification)-For the Galaxy New York Municipal Money Market Fund and Columbia New York Tax-Exempt Reserves, this means generally that each Fund is considered to be non-diversified because each Fund invests most of its assets in securities that pay interest that is free from personal income tax in one state. Being non-diversified means the Fund or Acquiring Fund can invest a larger percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund or Acquiring Fund may affect the overall value of the Fund or Acquiring Fund more than it would affect a diversified fund which holds more investments.

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•  Pass-through certificates risk-The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

•  Repurchase agreements-Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

•  State specific (single state) risk-For the Galaxy New York Municipal Money Market Fund and Columbia New York Tax-Exempt Reserves, state-specific risk is the chance that the Fund or Acquiring Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. The New York State economy is diverse, with a comparatively large share of the nation's financial activities, insurance, transportation, information, education and health services employment and a very small share of the nation's farming and mining activity. Travel and tourism also constitute an important part of the New York State and City economies. Adverse conditions affecting any one of these industries could have a negative impact on the New York State economy and New York municipal securities. Because of the concentration of financial market activity in New York City, monetary policy shifts and the resulting change in the direction of interest rates tend to affect the New York State economy more than the economies of other states. In addition, the September 11, 2001 terrorist attack on the World Trade Center in New York City, the national recession and corporate governance scandals have and may continue to have a significant impact on New York State's finance and insurance sectors.

•  Tax considerations-The distributions paid by Columbia Government Reserves and Columbia Treasury Reserves generally come from interest on U.S. Government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to U.S. federal income tax and may be subject to other state and local taxes. The distributions paid by Columbia New York Tax-Exempt Reserves generally come from interest on New York municipal obligations, which, in turn, generally are free from U.S. federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. The distributions paid by Columbia Tax-Exempt Reserves generally come from interest on municipal obligations, which, in turn, generally are free from U.S. federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Neither shares of Columbia New York Tax-Exempt Reserves nor shares of Columbia Tax-Exempt Reserves would be a suitable investment for tax-advantaged accounts or tax-exempt investors. The Acquiring Funds generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and the Acquiring Funds cannot assure shareholders that a tax authority will not successfully challenge the exemption of a bond held by Columbia New York Tax-Exempt Reserves or Columbia Tax-Exempt Reserves. Such a successful challenge would cause interest on such bond to be taxable and could jeopardize Columbia New York Tax-Exempt Reserves' or Columbia Tax-Exempt Reserves' ability to pay any distributions exempt from U.S. federal income tax. For these Acquiring Funds, any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in an Acquiring Fund.

•  U.S. Government obligations-Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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MORE INFORMATION ABOUT THE REORGANIZATIONS

Description of the Reorganization Agreement

As noted in the Summary of Proposed Reorganizations, the Reorganization Agreement is the governing document of the Reorganizations. Among other things, it provides for: (i) the transfer of all of the assets of each Fund to, and the assumption of all of the liabilities and obligations of each Fund by, its corresponding Acquiring Fund in exchange for a designated class of shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of their Fund; and (iii) in the event that the reorganization of all series of The Galaxy Fund are effected, The Galaxy Fund's deregistration as an investment company under the 1940 Act and its termination as a business trust under Massachusetts law. Liabilities include, among other things, rights to indemnification and all limitations of liability existing in favor of The Galaxy Fund's current and former Trustees and officers in effect as of the date of the Reorganization Agreement. The Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction and includes a number of conditions to the completion of the Reorganizations, including that each party receive an opinion from Morrison & Foerster LLP to the effect that each Reorganization will qualify as a "reorganization" for U.S. federal income tax purposes. The Reorganization Agreement also provides that if the difference between the per share net asset values of a Fund and its corresponding Acquiring Fund equals or exceeds $0.001 on the Valuation Date (as defined in the Reorganization Agreement), as computed by using market values in accordance with the policies and procedures established by the Acquiring Fund, either party shall have the right to postpone the Closing of the Reorganization until such time as the per share difference is less than $0.001. The Reorganization Agreement may be terminated at any time by mutual agreement of the Boards or, under certain circumstances, by either of the parties.

The Reorganization Agreement further provides that the Closing of one Reorganization is not dependent on the Closing of any other Reorganization, except in the case of the Galaxy Government Money Market Fund's and Galaxy Institutional Government Money Market Fund's proposed Reorganizations into Columbia Government Plus Reserves, where each Reorganization is contingent on the other. In other words, if either Reorganization is not approved, then neither Fund will reorganize into Columbia Government Plus Reserves under the Reorganization Agreement.

If approved by the shareholders of the Funds, the Closing of the Reorganizations is expected to occur on or about November 18, 2005, or such other date as the parties may agree under the Reorganization Agreement. Below is a summary of key terms of the Reorganization Agreement.

•  The Reorganizations will occur on the next business day after the time when the assets of each Fund are valued for the purposes of the Reorganizations.

•  Each Fund will transfer all of its assets to, and all of each Fund's liabilities and obligations will be assumed by, a corresponding Acquiring Fund in exchange for shares of equal U.S. dollar value of the Acquiring Fund.

•  The shares of each designated class of shares of the Acquiring Fund received by the Fund will be distributed to the shareholders of the corresponding designated class of the Fund pro rata in accordance with their percentage ownership of such designated class of shares of each Fund in complete liquidation of the Fund.

•  After the Reorganizations and the similar reorganizations of all other series of The Galaxy Fund, the Galaxy Fund's affairs will be wound up in an orderly fashion and it will be deregistered as an investment company under the 1940 Act and terminated as a business trust under Massachusetts law.

•  The Reorganizations require approval by the Funds' shareholders and satisfaction of a number of other conditions. The Reorganization Agreement may be terminated at any time by mutual agreement of the Boards or, under certain conditions, by either of the parties.

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Reasons for the Reorganizations and Other Considerations

FleetBoston Financial Corporation ("FleetBoston") was recently acquired by Bank of America Corporation. Prior to this acquisition, Columbia was an indirect, wholly-owned subsidiary of FleetBoston. As a result of the acquisition, Columbia is now an indirect, wholly-owned subsidiary of Bank of America Corporation. As a result of the acquisition, certain mutual funds previously offered separately in the Columbia Funds Complex are now offered together in the same distribution and sales channels. Because several funds have overlapping investment objectives and principal investment strategies, and many of the same individuals (who are dual employees of BACAP and Columbia, each a subsidiary of Bank of America Corporation) are responsible for the day-to-day management of overlapping funds, Columbia Management Group, the parent company of both Columbia and BACAP, is proposing to reduce overlap and streamline the Columbia Funds Complex by combining like funds and reducing the number of registered investment companies in the Columbia Funds Complex.

By reducing substantial overlap, Columbia Management Group believes certain inefficiencies in fund marketing, distribution and sales and also potential confusion among investors about investment choices will be eliminated. Columbia Management Group believes that the elimination of inefficiencies and potential confusion among investors will allow the Acquiring Funds to further grow in asset size, which will potentially benefit shareholders to the extent that the increase of fund assets results in financial and operational efficiencies and allows an Acquiring Fund to participate in greater investment opportunities.

Board Consideration

Columbia Management Group proposed the Reorganizations to The Galaxy Fund Board at in-person meetings held on April 22, 2005, June 2, 2005 and July 21, 2005. For the reasons discussed herein, at a meeting held on August 2, 2005, the Board, including all of the Independent Trustees, determined that the interests of the shareholders of each of the Funds would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of each of the Funds and their shareholders. The Board was assisted in its determinations by independent legal counsel to the Independent Trustees. The Galaxy Fund Board has unanimously approved each Reorganization and recommends that shareholders approve the Reorganization of their Fund by approving the Reorganization Agreement.

The Galaxy Fund Board approved the Reorganizations upon consideration of a number of factors, including the following:

•  Columbia Management Group's continuing initiative to streamline and improve product offerings and reduce overlap in the Columbia Funds Complex by eliminating overlapping funds and clarifying investor choices;

•  Various potential shareholder benefits of the Reorganizations (e.g., reduced net expenses, the opportunity to attract more assets and achieve greater economies of scale, and greater diversification of assets thereby reducing exposure to risks);

•  The current asset levels of the Funds and the combined pro forma asset level of each corresponding Acquiring Fund;

•  The relative historical investment performance of each Fund and its Acquiring Fund, although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganizations;

•  The expense ratios and information regarding fees and expenses of each Fund share class and its corresponding Acquiring Fund share class before and after each Reorganization, and that, in each case, the net pro forma total operating expense ratios (after contractual fee waivers and expense reimbursements) of each Acquiring Fund share class were lower than those of the corresponding Fund share class;

•  The possibility that the increased asset size of each Acquiring Fund on a post-Reorganization basis could provide each Acquiring Fund with more trading leverage and opportunities to purchase larger securities positions and participate in greater investment opportunities;

•  The similarities and differences in investment objectives, strategies, and risks of each Fund as compared with those of its corresponding Acquiring Fund;

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•  The similarities and differences in share classes of each Fund as compared with those of its corresponding Acquiring Fund share class;

•  The fact that the shareholders of the Funds will experience no material change in shareholder services as a result of the Reorganizations;

•  Various aspects of the Reorganizations and the Reorganization Agreement, including the legal structure of Columbia Funds Series Trust;

•  The tax consequences of each Reorganization to each Fund and its shareholders, including the expected tax-free nature of each transaction for U.S. federal income tax purposes and, based upon the advice of Drinker Biddle & Reath LLP, counsel to The Galaxy Fund, generally for state income tax purposes;

•  The fact that the expected costs of the proposed Reorganizations, including the costs incurred in connection with the solicitation of proxies, the costs of holding the Meeting, legal fees and accounting fees would, through expense reimbursements to the Funds, be borne by Columbia Management Group or its affiliates and not The Galaxy Fund or the Funds; and

•  The future and potential benefits to Columbia Management Group and its affiliates in that the costs to advise and administer the Acquiring Funds may be reduced if the Reorganizations are approved.

Of particular importance to The Galaxy Fund Board was the fund governance structure of Columbia Funds Series Trust. The Board carefully considered the qualifications and experience of each of the Trustees of Columbia Funds Series Trust and considered that it was appropriate for those Trustees to assume oversight responsibilities for the interests of shareholders of The Galaxy Fund. The Board also considered the current level of fund governance in the Columbia Funds Complex and concluded that the current level was appropriate.

Columbia Management Group proposed the Reorganizations to the Columbia Funds Series Trust Board at a meeting held on July 12, 2005. The Board, all of whose members are Independent Trustees, also approved the Reorganizations, having determined that the interest of shareholders of each of the Acquiring Funds would not be diluted as a result of the proposed Reorganizations and that the proposed Reorganizations are in the best interests of each of the Acquiring Funds and their shareholders.

Comparison of Investment Objectives and Principal Investment Strategies

The investment objectives and principal investment strategies of the Funds and their corresponding Acquiring Funds are described below. The Reorganizations are not expected to cause significant portfolio turnover or transaction expenses from the sale of securities due to incompatible investment objectives or strategies.

	Fund	Acquiring Fund
Investment Objective	Galaxy Institutional Government Money Market Fund-The Fund seeks current income with liquidity and stability of principal.	Columbia Government Plus Reserves (acquiring)-The Acquiring Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Principal Investment Strategies	The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations. The Fund also may invest in the obligations of foreign governments and their political subdivisions and instrumentalities.	The Acquiring Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations. The Acquiring Fund also may invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

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	Fund	Acquiring Fund
Investment Objective	Galaxy Government Money Market Fund-The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.	Columbia Government Plus Reserves (acquiring)-The Acquiring Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Principal Investment Strategies	The Fund invests primarily (under normal circumstances at least 80% of its net assets plus and borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations. The Fund also may invest in the obligations of foreign governments and their political subdivisions and instrumentalities.	The Acquiring Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations. The Acquiring Fund also may invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

Investment Objective	Galaxy Institutional Treasury Money Market Fund-The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.	Columbia Treasury Reserves (acquiring)-The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income

Principal Investment Strategies	The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury obligations. The Fund also invests in obligations issued by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises and repurchase agreements backed by such obligations.	The Acquiring Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations.

Investment Objective	Galaxy Money Market Fund-The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.	Columbia Money Market Reserves (acquiring)-The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Principal Investment Strategies	The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.	The Acquiring Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments, including commercial paper, bank obligations, short-term debt securities, short-term taxable municipal securities and repurchase agreements. The Acquiring Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Acquiring Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

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	Fund	Acquiring Fund
Investment Objective	Galaxy New York Municipal Money Market Fund-The Fund seeks to provide current income exempt from federal regular income tax and New York State and New York City personal income taxes, consistent with relative stability of principal and liquidity.	Columbia New York Tax-Exempt Reserves (acquiring)-The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and U.S. federal income taxes.

Principal Investment Strategies	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in New York municipal securities, which are securities issued by or on behalf of the State of New York and other government issuers (and may include issuers located outside the State of New York) and that pay interest that is exempt from federal regular income tax and New York State and New York City personal income taxes. Under normal circumstances, the Fund will invest no more than 20% of its net assets in securities that are taxable for federal regular income tax or New York State and New York City personal income tax purposes, such as U.S. Government obligations, money market instruments and repurchase agreements. Municipal securities, for purposes of the 80% requirement above, may include securities subject to the U.S. federal alternative minimum tax, such as private activity bonds.	The Acquiring Fund pursues its objective by generally investing in a portfolio of high quality money market instruments. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in securities that pay interest that is free from U.S. federal income tax and New York state individual income tax. The Acquiring Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds. In addition, the Acquiring Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Acquiring Fund may also invest in other money market funds, consistent with its investment objective and strategies.

Investment Objective	Galaxy Tax-Exempt Money Market Fund-The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.	Columbia Tax-Exempt Reserves (acquiring)-The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from U.S. federal income taxes.

Principal Investment Strategies	The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.	The Acquiring Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments. The Acquiring Fund normally invests all of its assets in municipal securities which pay interest that is free from U.S. federal income and alternative minimum taxes, and that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

Investment Objective	Galaxy U.S. Treasury Money Market Fund-The Fund seeks current income with liquidity and stability of principal.	Columbia Government Reserves (acquiring)-The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Principal Investment Strategies	The Fund invests primarily in obligations issued by the U.S. Treasury and certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in money market instruments issued by the U.S. Treasury, including bills, notes and bonds. The Fund also invests in securities that may be guaranteed by the U.S. Treasury or by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises.	The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Government obligations.

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Comparison of Performance

The bar charts in Appendix E show how each Fund share class and the designated share class of the corresponding Acquiring Fund performed during the 10-year period ended December 31, 2004. The bar charts show how each Fund's and Acquiring Fund's return has varied from year to year. The returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did. Of course, past performance is not an indication of future results.

The tables set forth in Appendix E show average annual total returns before taxes for Institutional Shares, Select Shares, Preferred Shares, Retail A Shares and Trust Shares of the Funds and the Capital Class Shares, Trust Class Shares and Adviser Class Shares of the Acquiring Funds for the periods ended December 31, 2004.

Performance for: (i) Columbia Government Plus Reserves; and (ii) all Retail A Class Shares and G-Trust Class Shares – the respective Acquiring Fund share classes for the Funds' Retail A Shares and Trust Shares – are not shown because Columbia Government Plus Reserves, as a "shell" fund, and the Acquiring Funds' Retail A Class Shares and G-Trust Class Shares, as "shell" share classes, do not yet have any historical performance records.

For the current 7-day yields of the Funds and Acquiring Funds, please call 1-866-348-1468. You can also contact your investment professional.

Comparison of Fundamental Investment Policies

For a detailed comparison of the fundamental investment policies of the Funds and the Acquiring Funds, see Appendix D to this Proxy/Prospectus.

Comparison of Forms of Business Organizations and Governing Law

The Funds (except the Galaxy New York Municipal Money Market Fund) are each an open-end diversified series of The Galaxy Fund, which is organized as a Massachusetts business trust. The Galaxy New York Municipal Money Market Fund is an open-end non-diversified series of The Galaxy Fund. The Galaxy Fund is governed by a Board of Trustees consisting of five members.

The Acquiring Funds (except Columbia New York Tax-Exempt Reserves) are each an open-end diversified series of Columbia Funds Series Trust, which is organized as a Delaware statutory trust. Columbia New York Tax-Exempt Reserves is an open-end non-diversified series of Columbia Funds Series Trust. Columbia Funds Series Trust is governed by a Board of Trustees consisting of five members.

The chart in Appendix F provides additional information with respect to the similarities and differences in the forms of organization of the entities.

Comparison of Service Providers

The Funds and the Acquiring Funds have the same service providers with the exception of their investment advisers and custodians. The table below shows the service providers for the Funds and Acquiring Funds before and after the Reorganizations.

	Funds	Acquiring Funds
Investment Adviser*	Columbia	BACAP

Distributor	CMD	CMD

Administrator	Columbia	Columbia

Pricing and Bookkeeping Agent	Columbia	n/a

Custodian	PFPC	The Bank of New York

(State Street will serve as

custodian by closing)

Transfer Agent	CMS	CMS

Independent Accountants	PWC	PWC

*  On September 30, 2005, Columbia will merge into Columbia Management Advisors, LLC (which currently is known as BACAP). After this merger, Columbia Management Advisors, LLC will serve as the investment adviser to both the Funds and Acquiring Funds.

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Investment Advisory Fees

Columbia serves as the investment adviser for the Funds, which pay Columbia an advisory fee. BACAP serves as the investment adviser for the Acquiring Funds, which pay an advisory fee. The advisory fee is computed daily and paid monthly to Columbia or BACAP, as the case may be, based on average daily net assets. The table below sets forth the maximum advisory fees and breakpoints as applicable to the Funds and the Acquiring Funds.

Funds	Rate of Compensation
Galaxy Government Money Market Fund	0.40% - all asset levels

Galaxy Institutional Government Money Market Fund	0.20% - all asset levels

Galaxy Institutional Treasury Money Market Fund	0.20% - all asset levels

Galaxy Money Market Fund	0.40% - all asset levels

Galaxy New York Municipal Money Market Fund	0.40% up to $750,000,000; 0.35% in excess of $750,000,000

Galaxy Tax-Exempt Money Market Fund	0.40% - all asset levels

Galaxy U.S. Treasury Money Market Fund	0.40% up to $750,000,000; 0.35% in excess of $750,000,000

Acquiring Funds
Columbia Government Plus Reserves	0.20% - all asset levels

Columbia Treasury Reserves	0.15% - all asset levels

Columbia Money Market Reserves	0.15% - all asset levels

Columbia New York Tax-Exempt Reserves	0.15% - all asset levels

Columbia Tax-Exempt Reserves	0.15% - all asset levels

Columbia Government Reserves	0.15% - all asset levels

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

For details on these aspects of the various Fund and Acquiring Fund share classes, shareholders should consult their Fund or Acquiring Fund prospectuses, as supplemented.

1. Galaxy Institutional Government Money Market Fund/Galaxy Government Money Market Fund/Columbia Government Plus Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy Government Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia Government Plus Reserves' Retail A Class Shares and G-Trust Class Shares, except that the Galaxy Government Money Market Fund calculates the net asset value per share for each share class at both 2:00 p.m. and 4:00 p.m. Eastern time on each business day, while Columbia Government Plus Reserves will calculate the net asset value per share for each share class only at 4:00 p.m. Eastern time on each business day. In addition, for Retail A Shares of the Galaxy Government Money Market Fund, the Fund may pay shareholder service fees up to a maximum annual rate of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but has limited such fees to an aggregate fee of not more than 0.10% for the current fiscal year. For Retail A Class Shares of Columbia Government Plus Reserves, the Acquiring Fund pays a shareholder servicing fee of 0.10%. After the Reorganization, Acquiring Fund Retail A Shares and G-Trust Shares will be available for subsequent purchases only by those shareholders who held Retail A Shares and Trust Shares of the Fund at Closing.

The purchase, redemption, distribution and exchange policies of the Galaxy Institutional Government Money Market Fund's Institutional Shares, Select Shares and Preferred Shares are similar to those of Columbia

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Government Plus Reserve's Capital Class Shares, Trust Class Shares and Adviser Class Shares, respectively, with the following differences noted.

Fund	Acquiring Fund
Purchases
•  Institutional Shares: These shares are available to institutional investors that are purchasing shares on their own behalf or on behalf of their customers.
•  Select Shares: These shares are available to qualified financial institutions (i.e., a financial institution that has entered into a sales agreement and servicing agreement with CMD) that are purchasing shares of the Fund on behalf of their customers.
• Preferred Shares: These shares are available for purchase by qualified financial institutions (i.e., a financial institution that has entered into a sales agreement and servicing agreement with CMD) that are purchasing shares of the Fund on behalf of their customers.	Purchases
•  Capital Class Shares: Eligible institutions and individuals on a direct basis or through certain financial institutions or intermediaries may purchase these shares.
•  Trust Class Shares: These shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian.
• Adviser Class Shares: These shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management services. This share class may be used in connection with specific cash management services programs, including programs designed for certain sweep account customers of Bank of America.

Investment Minimums • Institutional Shares, Select Shares and Preferred Shares: The usual minimum aggregate initial investment requirement is $2,000,000.	Investment Minimums
•  Capital Class Shares: The minimum aggregate initial investment required is $1,000,000.
•  Trust Class Shares: The minimum aggregate initial investment is $250,000.
• Adviser Class Shares: The minimum aggregate initial investment is $100,000.

Minimum Account Balance
•  Institutional Shares and Select Shares: Usually an institutional investor or qualified financial institution is required to maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, The Galaxy Fund may require the institutional investor or qualified financial institution to sell all shares in the account.
• Preferred Shares: Usually a qualified financial institutional is required to maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, The Galaxy Fund may require the qualified financial institution to sell all shares in the account.	Minimum Account Balance
• Capital Class Shares, Trust Class Shares and Adviser Class Shares: If the value of an account falls below $500, shares in the account may be sold. The Acquiring Fund must give 30 days notice in writing if shares in the account are to be sold.

Redemption Features
• Institutional Shares, Select Shares and Preferred Shares: The Galaxy Fund may suspend the right of redemption or postpone the date of payment for shares for more than seven days under certain circumstances.	Redemption Features
• Capital Class Shares, Trust Class Shares and Adviser Class Shares: Payment of sales proceeds can be delayed for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by an Acquiring Fund or the fair determination of the value of the Acquiring Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

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Fund	Acquiring Fund
Shareholder Servicing and Administration Fees
•  Institutional Shares: This class of shares does not pay shareholder service fees
•  Select Shares: This class of shares may pay shareholder service fees at an annual rate of up to 0.50% of Select Shares' assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services). The Fund has capped the shareholder service fee at 0.15% for the current fiscal year.
• Preferred Shares: This class of shares may pay shareholder service fees at an annual rate of up to 0.50% of Preferred Shares' assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services). The Fund has capped the shareholder service fee at 0.25% for the current fiscal year.	Shareholder Servicing and Administration Fees
•  Capital Class Shares: This class does not have a shareholder servicing or administration fee.
•  Trust Class Shares: A maximum annual shareholder administration fee of 0.10% of the average daily net assets of this class may be imposed.
• Adviser Class Shares: A maximum annual shareholder servicing fee of 0.25% of the average daily net assets of this class may be imposed.

Exchange Features
•  Institutional Shares: Customers of financial institutions may exchange shares for Retail A Shares of any other Galaxy Money Market Fund or for shares of any other fund in the Columbia Funds Complex in which the customer has an existing account.
•  Select Shares: There is no exchange privilege.
• Preferred Shares: There is no exchange privilege.	Exchange Features
•  Capital Class Shares: These shares may be exchanged for the same class of shares in any other Columbia money market fund. Purchase policies for buying shares of a fund, including any minimum investment requirements, apply to exchanges into that fund. $1,000,000 must be exchanged at a time and exchanges may only be made into a fund that is legally sold in the investor's residence.
•  Trust Class Shares: These shares may be exchanged for the same class of shares in any other Columbia money market fund or for Class Z shares of any other Columbia fund, except a Columbia money market fund. $250,000 must be exchanged at a time.
•  Adviser Class Shares: These shares may be exchanged for the same class of shares in any other Columbia money market fund. $100,000 must be exchanged at a time.
• All Share Classes: The Acquiring Fund may limit the number of exchanges requested within a specified period of time.

2. Galaxy Institutional Treasury Money Market Fund/Columbia Treasury Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy Institutional Treasury Money Market Fund's Institutional Shares, Select Shares and Preferred Shares are similar to those of Columbia Treasury Reserves' Capital Class Shares, Trust Class Shares and Adviser Class Shares, respectively. The differences are the same as those noted in the table above for Reorganization 1, with the following exceptions.

Fund	Acquiring Fund
NAV Pricing • Institutional Shares, Select Shares and Preferred Shares: Net asset value per share is determined at 4:00 p.m. Eastern Time on each business day.	NAV Pricing • All Share Classes: Net asset value per share is determined at 5:00 p.m. Eastern Time on each business day.

20

Fund	Acquiring Fund
Purchases
•  Institutional Shares, Select Shares and Preferred Shares: A purchase order must be received and accepted by CMS by 4:00 p.m. Eastern Time on a business day to receive that day's dividend and net asset value. An order received by CMS after 4:00 p.m. Eastern Time will receive the next day's net asset value and begin receiving dividends the following day. CMS must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. Eastern Time, unless the system closes early.
• Preferred Shares: Certain former shareholders of the Pillar U.S. Treasury Securities Plus Money Market Fund may purchase additional Preferred Shares of the Fund directly through CMS.	Purchases
• Capital Class Shares, Trust Class Shares and Adviser Class Shares: Orders to buy, sell or exchange shares must be received by CMD or CFSI or their agents by 5:00 p.m. Eastern Time on a business day, except orders must be received by 3:00 p.m. Eastern Time for the Acquiring Fund on the last business day of the calendar year, to receive that day's net asset value per share. Payment must also be received on that same business day by 5:30 p.m. Eastern Time, except payment must be received by 4:00 p.m. Eastern Time for the Acquiring Fund on the last business day of each calendar quarter and business days that precede the national holidays observed by the Acquiring Fund.

Minimum Account Balance
• Preferred Shares: If shares are sold directly through CMS, The Galaxy Fund may close the account after 60 days' written notice if such account falls below $250 as a result of selling shares.	Minimum Account Balance
• Capital Class, Trust Class and Adviser Class: If the value of an account falls below $1,000 (other than as a result of depreciation in share value) shares may be sold, or an account may be subject to an annual fee of $10.

Redemption Features
• Institutional Shares, Select Shares and Preferred Shares: The Galaxy Fund may suspend the right of redemption or postpone the date of payment for shares for more than seven days under certain circumstances.	Redemption Features
• Capital Class Shares, Trust Class Shares and Adviser Class Shares: Payment of the sales proceeds of the Acquiring Fund may be delayed for one day, or longer than one day, under certain circumstances.

3. Galaxy Money Market Fund/Columbia Money Market Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia Money Market Reserves' Retail A Class Shares and G-Trust Class Shares, except that the Galaxy Money Market Fund calculates the net asset value per share for each share class at both 2:00 p.m. and 4:00 p.m. Eastern time on each business day, while Columbia Money Market Reserves calculates the net asset value per share for each share class only at 5:00 p.m. Eastern time on each business day. In addition, for Retail A Shares of the Galaxy Money Market Fund, the Fund may pay shareholder service fees up to a maximum annual rate of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but has limited such fees to an aggregate fee of not more than 0.10% for the current fiscal year. For Retail A Class Shares of Columbia Money Market Reserves, the Acquiring Fund pays a shareholder servicing fee of 0.07%. After the Reorganization, Acquiring Fund Retail A Shares and G-Trust Shares will be available for subsequent purchases only by those shareholders who held Retail A Shares and Trust Shares of the Fund at Closing.

4. Galaxy New York Municipal Money Market Fund/Columbia New York Tax-Exempt Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy New York Municipal Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia New York Tax-Exempt Reserves' Retail A Class Shares and G-Trust Class Shares, except that the Galaxy New York Municipal Money Market Fund calculates the net asset value per share for each share class at both 11:00 a.m. and 4:00 p.m. Eastern time on each business day, while Columbia New York Tax-Exempt Reserves calculates the net asset value per share for each share class only at 11:30 a.m. Eastern time on each business day. In addition, for Retail A Shares of the Galaxy New York Municipal Money Market Fund, the Fund may pay shareholder service fees up to a maximum annual rate of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but has limited such fees to an aggregate fee of not more than 0.10% for the current fiscal year. For Retail A Class Shares of Columbia New York Tax-Exempt Reserves, the Acquiring Fund pays a shareholder

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servicing fee of 0.10%. After the Reorganization, Acquiring Fund Retail A Shares and G-Trust Shares will be available for subsequent purchases only by those shareholders who held Retail A Shares and Trust Shares of the Fund at Closing.

5. Galaxy Tax-Exempt Money Market Fund/Columbia Tax-Exempt Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy Tax-Exempt Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia Tax-Exempt Reserves' Retail A Class Shares and G-Trust Class Shares, except that the Galaxy Tax-Exempt Money Market Fund calculates the net asset value per share for each share class at both 11:00 a.m. and 4:00 p.m. Eastern time on each business day, while Columbia Tax-Exempt Reserves calculates the net asset value per share for each share class only at 12 Noon Eastern time on each business day. In addition, for Retail A Shares of the Galaxy Tax-Exempt Money Market Fund, the Fund may pay shareholder service fees up to a maximum annual rate of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but has limited such fees to an aggregate fee of not more than 0.10% for the current fiscal year. For Retail A Class Shares of Columbia New York Tax-Exempt Reserves, the Acquiring Fund pays a shareholder servicing fee of 0.09%. After the Reorganization, Acquiring Fund Retail A Shares and G-Trust Shares will be available for subsequent purchases only by those shareholders who held Retail A Shares and Trust Shares of the Fund at Closing.

6. Galaxy U.S. Treasury Money Market Fund/Columbia Government Reserves (Acquiring Fund):

The purchase, redemption, distribution and exchange policies of the Galaxy U.S. Treasury Money Market Fund's Retail A Shares and Trust Shares will be substantially identical to those of Columbia Government Reserves' Retail A Class Shares and G-Trust Class Shares, except that the Galaxy U.S. Treasury Money Market Fund calculates the net asset value per share for each share class at both 11:00 a.m. and 4:00 p.m. Eastern time on each business day, while Columbia Government Reserves calculates the net asset value per share for each share class only at 2:30 p.m. Eastern time on each business day. In addition, for Retail A Shares of the Galaxy U.S. Treasury Money Market Fund, the Fund may pay shareholder service fees up to a maximum annual rate of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but has limited such fees to an aggregate fee of not more than 0.10% for the current fiscal year. For Retail A Class Shares of Columbia Government Reserves, the Acquiring Fund pays a shareholder servicing fee of 0.08%. After the Reorganization, Acquiring Fund Retail A Shares and G-Trust Shares will be available for subsequent purchases only by those shareholders who held Retail A Shares and Trust Shares of the Fund at Closing.

Material U.S. Federal Income Tax Consequences

The obligation of the parties to consummate the Reorganizations is conditioned upon their receipt of an opinion of Morrison & Foerster LLP substantially to the effect that:

a)  The acquisition by an Acquiring Fund of the assets of its corresponding Fund in exchange for the Acquiring Fund's assumption of the liabilities and obligations of the Fund and issuance of Acquiring Fund shares to the Fund, followed by the distribution by the Fund of such Acquiring Fund shares to the shareholders of the Fund in exchange for their shares of the Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Fund and the corresponding Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

b)  No gain or loss will be recognized by a Fund (i) upon the transfer of its assets to its corresponding Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Fund or (ii) upon the distribution of the Acquiring Fund shares by the Fund to its shareholders in liquidation, as contemplated in paragraph (a) hereof;

c)  No gain or loss will be recognized by an Acquiring Fund upon receipt of the assets of its corresponding Fund in exchange for the assumption of liabilities and obligations and issuance of the Acquiring Fund shares;

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d)  The tax basis of the assets of a Fund in the hands of its corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of the Fund immediately prior to the transfer, and the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Fund;

e)  The holding periods of the assets of a Fund in the hands of its corresponding Acquiring Fund will include the periods during which such assets were held by the Fund;

f)  No gain or loss will be recognized by Fund shareholders upon the exchange of all of their Fund shares for Acquiring Fund shares;

g)  The aggregate tax basis of Acquiring Fund shares to be received by each shareholder of the Fund will be the same as the aggregate tax basis of the Fund shares exchanged therefor;

h)  A Fund shareholder's holding period for Acquiring Fund shares to be received will include the period during which Fund shares exchanged therefor were held, provided that the shareholder held the Fund shares as a capital asset on the date of the exchange; and

i)  An Acquiring Fund will succeed to and take into account the items of its corresponding Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by each party, including representations in a certificate to be delivered by the management of each party, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion.

Except with respect to Columbia Government Plus Reserves, which is a "shell" fund with no assets, since its formation, each of the Funds and each of the Acquiring Funds believes that it has qualified as a separate "regulated investment company" under the Code. Accordingly, each of the Funds and each of the Acquiring Funds (except Columbia Government Plus Reserves) believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders. Columbia Government Plus Reserves intends to meet the requirements for qualification as a "regulated investment company" under the Code during its first year of operations and all applicable quarters of such year.

Capitalization

The following tables show, on an unaudited basis, the total net assets, number of shares outstanding and net asset value per share of each Fund, each Acquiring Fund, and on a pro forma combined basis. This information is generally referred to as the "capitalization." The term "pro forma capitalization" means the expected capitalization of each Acquiring Fund after it has combined with its corresponding Fund or Funds, i.e., as if the Reorganizations had already occurred. Given that the Reorganization involving the Galaxy Government Money Market Fund and Galaxy Institutional Government Money Market Fund requires shareholders of both Funds to approve that Reorganization in order to consummate the Reorganization, the only possible combination scenario of this Reorganization is both Funds approving the Reorganization (e.g., Fund A + Fund B + Fund C). As such, the capitalization table for this Reorganization reflects only this combination. The accounting survivor in each Reorganization is the Acquiring Fund. In the case of the Reorganization involving the Galaxy Government Money Market Fund and Galaxy Institutional Government Money Market Fund, the accounting survivor is the Galaxy Institutional Government Money Market Fund.

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These capitalization tables are based on figures as of June 30, 2005 and are for information purposes only. The ongoing investment performance and daily share purchase and redemption activity of the Funds and Acquiring Funds affects capitalization. Therefore, the capitalization at Closing may vary from the capitalization shown in the following tables.

	Galaxy Government Money Market Fund ("Fund")		Galaxy Institutional Government Money Market Fund ("Fund")	Columbia Government Plus Reserves (Acquiring Fund)	Pro Forma Adjustments		Columbia Government Plus Reserves Pro Forma Combined(1)
Preferred Shares(5)
Net asset value	$-	(5)	$8,705,804	$-	$(8,705,804)		$-
Shares outstanding	-	(5)	8,706,410	-	(8,706,410)		-
Net asset value per share	$-		$1.00	$-			$-
Institutional Shares(6)
Net asset value	$-	(6)	$446,775,868	$-	$(446,775,868)		$-
Shares outstanding	-	(6)	446,789,993	-	(446,789,993)		-
Net asset value per share	$-		$1.00	$-			$-
Select Shares(7)
Net asset value	$-	(7)	$46,998,853	$-	$(46,998,853)		$-
Shares outstanding	-	(7)	47,000,434	-	(47,000,434)		-
Net asset value per share	$-		$1.00	$-			$-
Adviser Class Shares(8)
Net asset value	$-		$-	$-	$8,706,410	(5)	$8,706,410
Shares outstanding	-		-	-	8,706,410	(5)	8,706,410
Net asset value per share	$-		$-	$-			$1.00
Capital Class Shares(8)
Net asset value	$-		$-	$-	$446,789,993	(6)	$446,789,993
Shares outstanding	-		-	-	446,789,993	(6)	446,789,993
Net asset value per share	$-		$-	$-			$1.00
Trust Class Shares(8)
Net asset value	$-		$-	$-	$47,000,434	(7)	$47,000,434
Shares outstanding	-		-	-	47,000,434	(7)	47,000,434
Net asset value per share	$-		$-	$-			$1.00
G-Trust Class Shares
Net asset value	$-		$-	$-	$232,048,465	(2)	$232,048,465
Shares outstanding	-		-	-	232,048,465	(2)	232,048,465
Net asset value per share	$-		$-	$-			$1.00
Retail A Class Shares
Net asset value	$-		$-	$-	$17,832,415	(3)	$17,832,415
Shares outstanding	-		-	-	17,832,415	(3)	17,832,415
Net asset value per share	$-		$-	$-			$1.00
Retail A Shares(4)
Net asset value	$17,807,252	(3)	$-	$-	$(17,807,252)		$-
Shares outstanding	17,832,415	(3)	-	-	(17,832,415)		-
Net asset value per share	$1.00		$-	$-			$-
Trust Shares(4)
Net asset value	$232,027,138	(2)	$-	$-	$(232,027,138)		$-
Shares outstanding	232,048,465	(2)	-	-	(232,048,465)		-
Net asset value per share	$1.00		$-	$-			$-
Fund Totals
Net asset value	$249,834,390		$502,480,525	$-	$62,802		$752,377,717
Shares outstanding	249,880,880		502,496,837	-	0		752,377,717
Net asset value per share	$1.00		$1.00	$-			$1.00

(1)  Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)  Includes net assets and shares from Trust Shares. Trust Shares will merge into new G-Trust Class Shares on the date of the Reorganization.

(3)  Includes net assets and shares from Retail A Shares. Retail A Shares will merge into new Retail A Class Shares on the date of the Reorganization.

(4)  Retail A Shares and Trust Shares of the Fund will be exchanged for Retail A Class Shares and G-Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund's shares at the time of the merger.

(5)  Includes net assets and shares from Preferred Shares. Preferred Shares will merge into Adviser Class Shares on the date of the Reorganization.

(6)  Includes net assets and shares from Institutional Shares. Institutional Shares will merge into Capital Class Shares on the date of the Reorganization.

(7)  Includes net assets and shares from Select Shares. Institutional Shares will merge into Trust Class Shares on the date of the Reorganization.

(8)  Preferred Shares and Institutional Shares and Select Shares of the Fund will be exchanged for Adviser Class Shares, Capital Class Shares and Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund's shares at the time of the merger.

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	Galaxy Institutional Treasury Money Market Fund (" Fund")	Nations Treasury Reserves Fund (Acquiring Fund)	Pro Forma Adjustments	Nations Treasury Reserves Fund Pro Forma Combined(1)
Advisor Class Shares
Net asset value	$-	$6,301,980,584	$44,121,780 (2)	$6,346,102,364
Shares outstanding	-	6,301,185,356	44,121,780 (2)	6,345,307,136
Net asset value per share	$-	$1.00		$1.00
Capital Class Shares
Net asset value	$-	$1,792,288,432	$1,496,297,893 (3)	$3,288,586,325
Shares outstanding	-	1,791,747,576	1,496,297,893 (3)	3,288,045,469
Net asset value per share	$-	$1.00		$1.00
Trust Class Shares
Net asset value	$-	$615,390,649	$8,783,772 (4)	$624,174,421
Shares outstanding	-	614,940,691	8,783,772 (4)	623,724,463
Net asset value per share	$-	$1.00		$1.00
Preferred Shares(5)
Net asset value	$44,121,780	$-	$(44,121,780)	$-
Shares outstanding	44,148,697	-	(44,148,697)	-
Net asset value per share	$1.00	$-		$-
Institutional Shares(5)
Net asset value	$1,496,297,893	$-	$(1,496,297,893)	$-
Shares outstanding	1,496,430,279	-	(1,496,430,279)	-
Net asset value per share	$1.00	$-		$-
Select Shares(5)
Net asset value	$8,783,772	$-	$(8,783,772)	$-
Shares outstanding	8,785,048	-	(8,785,048)	-
Net asset value per share	$1.00	$-		$-
All Other Classes
Net asset value		$2,243,735,889		$2,243,735,888.57
Shares outstanding		2,242,537,090		2,242,537,090
Net asset value per share		$1.00		$1.00
Fund Totals
Net asset value	$1,549,203,445	$10,953,395,554	0	$12,502,598,998
Shares outstanding	1,549,364,024	10,950,410,714	(160,579)	12,499,614,159
	$1.00	$1.00		$1.00

(1)  Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)  Includes net assets and shares from Preferred Shares. Preferred Class Shares will merge into Advisor shares on the date of the Reorganization.

(3)  Includes net assets and shares from Institutional Shares. Institutional shares will merge into Capital Class Shares on the date of the Reorganization.

(4)  Includes net assets and shares from Select Shares. Select shares will merge into Trust Class Shares on the date of the Reorganization.

(5)  Preferred, Institutional and Select Shares of the Fund will be exchanged for Advisor Class Shares, Capital Class Shares and Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund's shares at the time of the merger.

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	Galaxy Money Market Fund ("Fund")		Nations Money Market Reserves Fund (Acquiring Fund)	Pro Forma Adjustments	Nations Money Market Reserves Fund Pro Forma Combined(1)
G-Trust Class Shares
Net asset value	$-		$-	$1,000,099,086 (2)	$1,000,099,086
Shares outstanding	-		-	1,000,099,086 (2)	1,000,099,086
Net asset value per share	$-		$-		$1.00
Retail A Class Shares
Net asset value	$-		$-	$261,194,925 (3)	$261,194,925
Shares outstanding	-		-	261,170,767 (3)	261,170,767
Net asset value per share	$-		$-		$1.00
Retail A Shares(4)
Net asset value	$261,194,925	(3)	$-	$(261,194,925)	$-
Shares outstanding	261,170,767	(3)	-	(261,170,767)	-
Net asset value per share	$1.00		$-		$-
Trust Shares(4)
Net asset value	$999,675,895		$-	$(999,675,895)	$-
Shares outstanding	1,000,099,086		-	(1,000,099,086)	-
Net asset value per share	$1.00		$-		$-
Other Classes
Net asset value	$-		$11,970,906,747		$11,970,906,747
Shares outstanding	-		11,970,551,366		11,970,551,366
Net asset value per share	$-		$1.00		$1.00
Fund Totals
Net asset value	$1,260,870,820		$11,970,906,747	$423,191	$13,232,200,758
Shares outstanding	1,261,269,853		11,970,551,366	(0)	13,231,821,219
	$1.00		$1.00		$1.00

(1)  Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)  Includes net assets and shares from Trust Shares. Trust Shares will merge into G-Trust Class Shares on the date of the Reorganization.

(3)  Includes net assets and shares from Retail A Shares. Retail A Shares will merge into Retail A Class Shares on the date of the Reorganization.

(4)  Retail A and Trust Shares of the Fund will be exchanged for Retail A Class Shares and G-Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund's shares at the time of the merger.

	Galaxy New York Municipal Money Market Fund ("Fund")		Nations New York Tax Exempt Reserves Fund (Acquiring Fund)	Pro Forma Adjustments	Nations New York Tax Exempt Reserves Fund Pro Forma Combined(1)
G-Trust Class Shares
Net asset value	$-		$-	$21,773,406 (2)	$21,773,406
Shares outstanding	-		-	21,773,404 (2)	21,773,404
Net asset value per share	$-		$-		$1.00
Retail A Class Shares
Net asset value				$11,023,880	$11,023,880
Shares outstanding				11,023,882	11,023,882
Net asset value per share
Retail A Shares(4)
Net asset value	$11,023,880	(3)	$-	$(11,023,880)	$-
Shares outstanding	11,023,882	(3)	-	(11,023,882)	-
Net asset value per share	$1.00		$-		$-
Trust Shares(4)
Net asset value	$21,773,406		$-	$(21,773,406)	$-
Shares outstanding	21,773,404		-	(21,773,404)	-
Net asset value per share	$1.00		$-		$-
All Other Classes
Net asset value			$164,189,156		$164,189,156
Shares outstanding			164,203,986		164,203,986
Net asset value per share			$1.00		$1.00
Fund Totals	$32,797,286		$164,189,156		$196,986,442
Net asset value	32,797,286		164,203,986		197,001,272
Shares outstanding	$1.00		$1.00		$1.00

(1)  Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

26

(2)  Includes net assets and shares from Trust Shares. Trust Shares will merge into G-Trust Class Shares on the date of the Reorganization.

(3)  Includes net assets and shares from Retail A Shares. Retail A Shares will merge into new Retail A Class Shares on the date of the Reorganization.

(4)  Retail A Shares and Trust Shares of the Fund will be exchanged for Retail A Class Shares and G-Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund's shares at the time of the merger.

	Galaxy Tax-Exempt Money Market Fund ("Fund")		Nations Tax Exempt Reserves Fund (Acquiring Fund)	Pro Forma Adjustments	Nations Tax-Exempt Reserves Pro Forma Combined(1)
G-Trust Class Shares
Net asset value	$-		$-	$871,367,317 (2)	$871,367,317
Shares outstanding	-		-	871,367,317 (2)	871,367,317
Net asset value per share	$-		$-		$1.00
Retail A Class Shares(4)
Net asset value				$28,642,027	$28,642,027
Shares outstanding				28,678,002	28,678,002
Net asset value per share					$1.00
Retail A Shares(4)
Net asset value	$28,642,027	(3)		$(28,642,027)	$-
Shares outstanding	28,678,002	(3)		(28,678,002)	-
Net asset value per share	$1.00				$-
Trust Shares(4)
Net asset value	$871,367,317		$-	$(871,367,317)	$-
Shares outstanding	871,347,394		-	(871,347,394)	-
Net asset value per share	$1.00		$-		$-
All Other Classes
Net asset value			$3,015,221,206		$3,015,221,206
Shares outstanding			3,015,076,566		3,015,076,566
Net asset value per share			$1.00		$1.00
Fund Totals
Net asset value	$900,009,344		$3,015,221,206	$-	$3,915,230,550
Shares outstanding	900,025,396		3,015,076,566	19,923	3,915,121,885
Net asset value per share	$1.00		$1.00		$1.00

(1)  Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)  Includes net assets and shares from Trust Shares. Trust Shares will merger into G-Trust Class Shares on the date of the Reorganization.

(3)  Includes net assets and shares from Retail A. Retail A Shares will merge into Retail A Class Shares on the date of the Reorganization.

(4)  Retail A Shares and Trust Shares of the Acquired Fund will be exchanged for Retail A Class Shares and G-Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund's shares at the time of the merger.

27

	Galaxy US Treasury Fund ("Fund")		Nations Government Reserves Fund (Acquiring Fund)	Pro Forma Adjustments		Nations Government Reserves Fund Pro Forma Combined(1)
Retail A Class Shares
Net asset value	$-		$-	$148,173,931	(3)	$148,173,931
Shares outstanding	-		-	148,172,100	(3)	148,172,100
Net asset value per share	$-		$-			$1.00
G-Trust Class Shares
Net asset value	$-		$-	$294,948,912	(2)	$294,948,912
Shares outstanding	-		-	294,948,912	(2)	294,948,912
Net asset value per share	$-		$-			$1.00
Retail A Shares (4)
Net asset value	$148,173,931	(3)	$-	$(148,173,931)		$-
Shares outstanding	148,172,100	(3)	-	(148,172,100)		-
Net asset value per share	$1.00		$-			$-
Trust Shares(4)
Net asset value	$294,729,172		$-	$(294,729,172)		$-
Shares outstanding	294,948,912		-	(294,948,912)		-
Net asset value per share	$1.00		$-			$-
All Other Classes
Net asset value	$-		$3,974,331,808			$3,974,331,808
Shares outstanding	-		3,974,247,584			3,974,247,584
Net asset value per share	$-		$1.00			$1.00
Fund Totals
Net asset value	$442,903,103		$3,974,331,808	$219,740		$4,417,454,651
Shares outstanding	443,121,012		3,974,247,584	-		4,417,368,595
Net asset value per share	$1.00		$1.00			$1.00

(1)  Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)  Includes net assets and shares from Trust Shares. Trust Shares will merge into G-Trust Class Shares on the date of the Reorganization.

(3)  Includes net assets and shares from Retail A Shares. Retail A Shares will merge into Retail A Class Shares on the date of the Reorganization.

(4)  Retail A Shares and Trust Shares of the Fund will be exchanged for new Retail A Class Shares and G-Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund's shares at the time of the closing of the reorganization.

VOTING MATTERS

General Information

This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by The Galaxy Fund Board. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of The Galaxy Fund also may solicit proxies by telephone or otherwise. In addition, Compushare Fund Services, Inc., 280 Oser Avenue, Hauppauge, NY 11788, has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $1,550 for the Galaxy Institutional Government Money Market Fund, $4,384 for the Galaxy Government Money Market Fund, $6,455 for the Galaxy Institutional Treasury Money Market Fund, $10,923 for the Galaxy Money Market Fund, $3,755 for the Galaxy New York Municipal Money Market Fund, $4,834 for the Galaxy Tax-Exempt Money Market Fund and $6,270 for the Galaxy U.S. Treasury Money Market Fund. These amounts will not be borne by Fund shareholders. Shareholders may submit their proxy by following the instructions shown on the proxy ballot(s). Any shareholder submitting a proxy may revoke it at any time before it is exercised at the Meeting by submitting a written notice of revocation addressed to one of the parties at the address shown on the cover page of this Proxy/Prospectus, or a subsequently executed proxy or by attending the Meeting and voting in person.

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Only shareholders of record at the close of business on August 25, 2005 will be entitled to vote at the Meeting. The table below reflects the number of shares outstanding of each Fund on that date.

Fund	Outstanding Shares on the Record Date
Galaxy Government Money Market Fund	235,079,811

Galaxy Institutional Government Money Market Fund	510,653,930

Galaxy Institutional Treasury Money Market Fund	704,623,118

Galaxy Money Market Fund	1,101,146,125

Galaxy New York Municipal Money Market Fund	178,280,084

Galaxy Tax-Exempt Money Market Fund	3,286,400,759

Galaxy U.S. Treasury Money Market Fund	323,007,015

Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

If the accompanying proxy ballot is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

The Closing of one Reorganization is not dependent on the Closing of any other Reorganization, except in the case of the Galaxy Government Money Market Fund's and Galaxy Institutional Government Money Market Fund's proposed Reorganizations into Columbia Government Plus Reserves, where each Reorganization is contingent on the other. In other words, if either Reorganization is not approved, then neither Fund will reorganize into Columbia Government Plus Reserves.

Shareholders who object to the Reorganization of their Fund by the corresponding Acquiring Fund will not be entitled under Massachusetts law or The Galaxy Fund's Declaration of Trust to demand payment for, or an appraisal of, their shares. Shareholders may redeem their Fund shares at any time prior to the consummation of the Reorganizations.

Quorum

Shareholders of record on August 25, 2005 are entitled to attend and to vote at the Meeting or any adjournment of a Meeting. A quorum is constituted with respect to each Fund by the presence in person or by proxy of the holders of a majority of the outstanding shares of the Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Accordingly, abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

In the event that a quorum is not present at the Meeting with respect to a particular Fund, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement are not received by a particular Fund, one or more adjournment(s) may be proposed to permit further solicitation of proxies in order to obtain a requisite vote. The Meeting may be adjourned for a reasonable period of time. Any such adjournment(s) will require the affirmative vote of a majority of the total number of shares of the Fund(s) affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). The persons named as proxies will not vote any proxy that directs them to abstain from voting on a particular proposal.

Shareholder Approval

The Reorganization Agreement

Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of each Fund, voting separately with respect to the Reorganization of each such Fund. With respect to the

29

approval of the Reorganization Agreement, the term "majority of the outstanding shares" of a Fund means more than 50% of the outstanding shares of the Fund.

A vote of the shareholders of the Acquiring Funds is not being solicited, since their approval or consent is not necessary for the Reorganizations.

Principal Shareholders

The table below shows the name, address and share ownership of each person known to the Trusts to have ownership with respect to 5% or more of a class of each Fund and Acquiring Fund as of August 25, 2005. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trusts to own such shares beneficially is designated by an asterisk.

Fund/Acquiring Fund	Name and Address	Total Shares/Class	Percentage of Class	Percentage of Fund (All Classes)	Percentage of Acquiring Fund Post Closing
Galaxy Institutional Government Money Market Fund-Institutional Shares	Banc of America Securities LLC* Money Fund Operation Group 200 North College St 3rd Floor Charlotte NC 28255-0001	178,901,182	40.47%	48.46%	33.18%

Galaxy Institutional Government Money Market Fund-Institutional Shares	Bank of America NA* TX1-945-06-07 411 N Akard St 6th Floor Dallas TX 75201-3307	263,185,846	59.53%	51.54%	62.87%

Galaxy Institutional Government Money Market Fund-Select Shares	Banc of America Securities LLC* Money Fund Operation Group 200 North College St 3rd Floor Charlotte NC 28255-0001	58,445,413	100.00%	48.46%	33.18%

Galaxy Institutional Government Money Market Fund-Preferred Shares	Banc of America Securities LLC* Money Fund Operation Group 200 North College St 3rd Floor Charlotte NC 28255-0001	10,121,489	100.00%	48.46%	33.18%

Galaxy Government Money Market Fund-Retail A Shares	Clifford Lawton* Kathy A Lawton 14 Hickory Hill Way West Granby CT 06090-1503	1,282,881	8.67%	0.55%	0.17%

Galaxy Government Money Market Fund-Trust Shares	Bank of America NA* TX1-945-06-07 411 N Akard St 6th Floor Dallas TX 75201-3307	205,664,872	93.36%	87.49%	62.87%

Galaxy Institutional Treasury Money Market Fund-Institutional Shares	Banc of America Securities LLC* Money Fund Operation Group 200 North College St 3rd Floor Charlotte NC 28255-0001	199,875,110	30.12%	34.13%	15.25%

Galaxy Institutional Treasury Money Market Fund-Institutional Shares	Bank of America NA* TX1-945-06-07 411 N Akard St 6th Floor Dallas TX 75201-3307	403,429,948	60.78%	57.25%	55.95%

Galaxy Institutional Treasury Money Market Fund-Select Shares	Banc of America Securities LLC* Money Fund Operation Group 200 North College St 3rd Floor Charlotte NC 28255-0001	3,366,827	100.00%	34.13%	15.25%

Galaxy Institutional Treasury Money Market Fund-Preferred Shares	Banc of America Securities LLC* Money Fund Operation Group 200 North College St 3rd Floor Charlotte NC 28255-0001	37,226,849	99.14%	34.13%	15.25%

Columbia Treasury Reserves-Capital Class Shares	Bank of America NA* Attn Funds Accounting (ACI) TX1-945-06-07 411 North Akard St Dallas TX 75201-3307	124,051,653	6.11%	55.87%	55.95%

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Fund/Acquiring Fund	Name and Address	Total Shares/Class	Percentage of Class	Percentage of Fund (All Classes)	Percentage of Acquiring Fund Post Closing
Columbia Treasury Reserves-Capital Class Shares	Banc of America Securities LLC* Omnibus Acct For The Exclusive Benefit of Our Clients NC1-004-03-06 200 N College Street 3rd Floor Charlotte NC 28255-0001	1,696,456,696	83.53%	14.14%	15.25%

Columbia Treasury Reserves-Trust Class Shares	Bank of America NA* Attn Funds Accounting (ACI) TX1-945-06-07 411 North Akard St Dallas TX 75201-3307	607,090,624	99.46%	55.87%	55.95%

Columbia Treasury Reserves-Adviser Class Shares	Bank of America NA Cust* Global Finance Sweep Customers Attn: Steven Edwards 1201 Main St TX1-609-21-04 Dallas TX 75202-3920	1,235,032,012	18.13%	55.87%	55.95%

Columbia Treasury Reserves-Adviser Class Shares	Bank of America NA SWP* Bank of America NA Sweep/Autoborrow 101 N Tryon Street One Independence Center NC1-001-05-29 Charlotte NC 28255-0001	4,738,000,000	69.54%	55.87%	55.95%

Galaxy Money Market Fund-Retail A Shares	Netcracker Technology Corporation Frank Detraglia Marjorie Liv Stron Bonnie Ward Andrew Feinberg Patricia Cavanaugh Auth Officers 95 Sawyer Rd STE 600 Waltham MA 02453-3419	7,624,278	5.91%	0.69%	0.06%

Galaxy NY Municipal Money Market Fund-Trust Shares	Bank of America NA* TX1-945-06-07 411 N Akard St 6th Floor Dallas TX 75201-3307	22,921,040	100.00%	82.24%	11.12%

Galaxy NY Municipal Money Market Fund-Retail A Shares	Banc of America Securities LLC* Money Fund Operation Group 200 North College St 3rd Floor Charlotte NC 28255-0001	4,891,279	98.80%	17.55%	2.37%

Galaxy Tax-Exempt Money Market Fund-Retail A Shares	Stephen D R Moore* Patricia Moore Jt Ten 10 Bellevue Ave Cambridge MA 02140-3614	3,635,957	14.91%	0.39%	0.09%

Galaxy Tax-Exempt Money Market Fund-Trust Shares	Bank of America NA* TX1-945-06-07 411 N Akard St 6th Floor Dallas TX 75201-3307	909,865,528	99.18%	96.62%	21.52%

Galaxy US Treasury Money Market Fund-Trust Shares	Bank of America NA* TX1-945-06-07 411 N Akard St 6th Floor Dallas TX 75201-3307	239,293,051	98.08%	74.08%	4.93%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class. As of August 25, 2005, Banc of America Securities LLC had voting control of 48.46% of the outstanding shares of the Galaxy Institutional Government Money Market Fund and 34.13% of the outstanding shares of the Galaxy Institutional Treasury Money Market Fund. As of August 25, 2005, Bank of America, N.A. had voting control of 51.54% of the outstanding shares of the Galaxy

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Institutional Government Money Market Fund; 87.49% of the outstanding shares of the Galaxy Government Money Market Fund; 57.25% of the outstanding shares of the Galaxy Institutional Treasury Money Market Fund; 55.87% of the outstanding shares of Columbia Treasury Reserves; 82.24% of the Galaxy New York Municipal Money Market Fund; 96.62% of the Galaxy Tax-Exempt Money Market Fund; and 74.08% of the Galaxy U.S. Treasury Money Market Fund. Accordingly, Banc of America Securities, LLC and Bank of America, N.A. may be considered to "control" such Funds. The addresses of Banc of America Securities, LLC is and Bank of America, N.A. can be found in the table on pages 28-29.

As of August 25, 2005, the officers and Trustees of each of the Trusts as a group did not own more than 1% of any class of the Funds or Acquiring Funds.

ADDITIONAL INFORMATION

Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors, LLC entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and the SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the Untied States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees of Columbia Funds Series Trust, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under the federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any series of Columbia Funds Series Trust, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the series of Columbia Funds Series Trust. Columbia Funds Series Trust has filed a motion to dismiss that is pending, and no discovery had been taken. At the present time, we cannot predict what liability, if any, Columbia Funds Series Trust will have in this matter.

Other Business

The Boards know of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies, which do not contain specific restrictions to the contrary, will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

Shareholders may find more information about the Funds and Acquiring Funds in the following documents:

•  Annual and semi-annual reports

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  The annual and semi-annual reports contain information about the Funds' and Acquiring Funds' investments and performance, the financial statements and the independent accountants' reports. The annual report (other than the annual report of the Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund) also includes a discussion about the market conditions and investment strategies that had a significant effect on the Funds' and Acquiring Funds' performance during the period.

•  SAIs

  The SAIs for the Funds and Acquiring Funds contain additional information about the Funds and Acquiring Funds and their permissible investments and policies. The SAIs are legally part of their prospectuses (it is incorporated by reference). Copies have been filed with the SEC.

  Shareholders may obtain free copies of these documents, request other information about the Acquiring Funds, and make shareholder inquiries by contacting the Acquiring Funds:

  By telephone: (866) 348-1468

  By mail:
Columbia Funds
One Financial Center
Boston, MA 02110

  On the Internet: www.columbiafunds.com

  Shareholders may obtain free copies of these documents, request other information about the Funds and make shareholder inquiries by contacting the Funds:

  By telephone: (866) 348-1468

  By mail:
The Galaxy Fund
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

  On the Internet: www.columbiafunds.com

  Information about the Funds and Acquiring Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The reports and other information about the Funds and Acquiring Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

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APPENDIX A

GLOSSARY

Term Used in Proxy/Prospectus		Definition
1933	Act	Securities Act of 1933, as amended

1934	Act	Securities Exchange Act of 1934, as amended

1940	Act	Investment Company Act of 1940, as amended

Acquiring Fund(s)		Columbia Government Plus Reserves, Columbia Treasury Reserves, Columbia Money Market Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Government Reserves (each a series fund of Columbia Funds Series Trust)

BACAP		Banc of America Capital Management, LLC

BACAP Distributors		BACAP Distributors, LLC

Bank of America		Bank of America, N.A.

Board(s)		The Boards of Trustees of Columbia Funds Series Trust and The Galaxy Fund

Closing		Closing of each Reorganization, expected to occur on or about November 18, 2005

CMD		Columbia Management Distributors, Inc.

CMS		Columbia Management Services, Inc.

Columbia		Columbia Management Advisors, Inc.

Columbia Funds Complex		All portfolios in all registered investment companies, including The Galaxy Fund, that are advised by Columbia

Columbia Management Group		Columbia Management Group, LLC

Code		Internal Revenue Code of 1986, as amended

Fund(s)		Galaxy Institutional Government Money Market Fund, Galaxy Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund, Galaxy Money Market Fund, Galaxy New York Municipal Money Market Fund, Galaxy Tax-Exempt Money Market Fund and Galaxy U.S. Treasury Money Market Fund (each a series fund of The Galaxy Fund)

Independent Trustees		Trustees of a Board who are not "interested persons" (as defined in the 1940 Act)

Meeting		The shareholder meeting of the Funds that will be held at 10:00 a.m., Eastern time, November 16, 2005, at the offices of The Galaxy Fund, One Financial Center, Boston, Massachusetts

Columbia Funds Complex		All series of Columbia Funds Series Trust, Columbia Separate Account Trust and Columbia Master Investment Trust

Proxy/Prospectus		This Combined Proxy Statement/Prospectus

Reorganization(s)		The reorganization(s) of the Fund(s) into corresponding Acquiring Fund(s)

Reorganization Agreement		The Agreement and Plan of Reorganization dated as of September 26, 2005, by and among: The Galaxy Fund, a Massachusetts business trust, for itself and on behalf of its series Galaxy Government Money Market Fund, Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund, Galaxy Money Market Fund, Galaxy New York Municipal Money Market Fund, Galaxy Tax-Exempt Money Market Fund and Galaxy U.S. Treasury Money Market Fund; Columbia Funds Series Trust, a Delaware statutory trust, for itself and on behalf of its series Columbia Government Plus Reserves, Columbia Government Reserves, Columbia Money Market Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves and Columbia New York Tax-Exempt Reserves; and Columbia

SAI		Statement of Additional Information

SEC		United States Securities and Exchange Commission

Trusts		The Galaxy Fund and Columbia Funds Series Trust (formerly known as Nations Funds Trust)

A-1

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of September 26, 2005, is by and among: The Galaxy Fund, a Massachusetts business trust, for itself and on behalf of its series Galaxy Government Money Market Fund, Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund, Galaxy Money Market Fund, Galaxy New York Municipal Money Market Fund, Galaxy Tax-Exempt Money Market Fund and Galaxy U.S. Treasury Money Market Fund; Columbia Funds Series Trust (formerly known as Nations Funds Trust), a Delaware statutory trust, for itself and on behalf of its series Columbia Government Plus Reserves, Columbia Government Reserves, Columbia Money Market Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves and Columbia New York Tax-Exempt Reserves; and Columbia Management Advisors, Inc.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended. Each reorganization will consist of the transfer of all of the assets of each Acquired Fund to, and the assumption of such Acquired Fund's liabilities (other than certain expenses of the reorganization contemplated hereby) by, its corresponding Acquiring Fund, in exchange for shares of equal U.S. dollar value of such Acquiring Fund, which shall thereafter promptly be distributed to the shareholders of such Acquired Fund in connection with its liquidation as described in this Agreement and set forth in Schedule A attached hereto.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  Definitions

Acquired Fund(S)	Galaxy Government Money Market Fund, Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund, Galaxy Money Market Fund, Galaxy New York Municipal Money Market Fund, Galaxy Tax-Exempt Money Market Fund And Galaxy U.S. Treasury Money Market Fund

Acquired Fund Prospectus	The current prospectus(es) or statement(s) of additional information for an Acquired Fund

Acquired Fund Shareholder(s)	The record holders of Acquired Fund shares as of the close of business on the Valuation Date

Acquiring Fund(s)	Columbia Government Plus Reserves, Columbia Government Reserves, Columbia Money Market Reserves, Columbia Tax-Exempt Reserves, Columbia Treasury Reserves and Columbia New York Tax-Exempt Reserves

Acquiring Fund Prospectus	The current prospectus(es) or statement(s) of additional information for an Acquiring Fund

Acquisition Shares	The shares of the designated class of an Acquiring Fund to be issued and distributed to the corresponding Acquired Fund class shareholders as part of the Reorganization of the Acquired Fund as shown on Appendix A

Board(s)	The board(s) of trustees of The Galaxy Fund and/or Columbia Funds Series Trust

Board Members	The trustees of The Galaxy Fund

Charter Documents	Any certificate of trust, declaration of trust, code of regulations and any amendments thereto, that govern the operation of The Galaxy Fund or Columbia Funds Series Trust

Closing	The closing of each Reorganization described in Section 4

Closing Date	November 18, 2005

Code	United States Internal Revenue Code of 1986, as amended,

Columbia	Columbia Management Advisors, Inc.

Custodian	State Street Bank and Trust Company

Investments	Each Acquired Fund's investments shown on the schedule of its investments as of June 30, 2005, referred to in subparagraph 5.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date

Liquidation Date	A date as soon after the Closing Date as is conveniently practicable

Obligations	All of an Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date

Reorganization(s)	The reorganization(s) of an Acquired Fund by an Acquiring Fund as described in Section 2

SEC	U.S. Securities and Exchange Commission

Valuation Date	The time and date when the value of an Acquired Fund's assets to be acquired by its corresponding Acquiring Fund hereunder shall be computed, which shall be as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing

1933 Act	The Securities Act of 1933

1934 Act	The Securities Exchange Act of 1934

1940 Act	The Investment Company Act of 1940

2.  Transfer of Assets of Acquired Funds in Exchange for Assumption of Liabilities.

2.1  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)  Each Acquired Fund will transfer and deliver to its corresponding Acquiring Fund, and such Acquiring Fund will acquire, all the assets described in paragraph 2.2 of its corresponding Acquired Fund as set forth in Appendix A;

(b)  Each Acquiring Fund will assume all Obligations of its corresponding Acquired Fund; except that expenses of its Reorganization contemplated hereby to be allocated to each Acquired Fund pursuant to paragraph 10.2 shall not be assumed or paid by the Acquiring Fund; and

(c)  Each Acquiring Fund will issue and deliver to its corresponding Acquired Fund in exchange for such assets a number of Acquisition Shares equal in U.S. dollar value to the assets exchanged therefor. Such transactions shall take place at the Closing provided for in Section 4.

2.2  The assets of each Acquired Fund to be acquired by its corresponding Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the Closing Date and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. Each Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of The Galaxy Fund's current and former Board Members and officers, acting in their capacities as such, under The Galaxy Fund's Charter Documents as in effect as of the date of this Agreement shall survive each Acquired Fund's Reorganization as obligations of Columbia Funds Series Trust, on behalf of each Acquiring Fund, and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Columbia Funds Series Trust, on behalf of each Acquiring Fund, their successors or assigns.

2.3  On the Liquidation Date, each Acquired Fund will liquidate and distribute pro rata to its Acquired Fund Shareholders, determined as of the close of business on the Valuation Date, Acquisition Shares received by the Acquired Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of each Acquired Fund on the books of its corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such Acquired Fund Shareholders.

2.4  With respect to Acquisition Shares distributable to an Acquired Fund Shareholder holding a certificate or certificates for shares of an Acquired Fund, if any, on the Valuation Date, Columbia Funds Series Trust will not distribute a certificate representing Acquisition Shares exchanged therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until Columbia Funds Series Trust has been notified by The Galaxy Fund, on behalf of an Acquired Fund, or its agent that such Acquired Fund Shareholder has surrendered all of his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

2.5  Promptly following the liquidation of each Acquired Fund and the similar liquidation of all other series of The Galaxy Fund, The Galaxy Fund shall file an application pursuant to Section 8(f) of the 1940 Act, for an order declaring that it has ceased to be an investment company and, upon receipt of such order, shall make all filings and take all other steps as shall be necessary and proper to effect its complete dissolution or termination under state law. After the Closing Date, no Acquired Fund shall conduct any business except in connection with its liquidation, or The Galaxy Fund's deregistration and dissolution or termination.

3.  Valuation.

3.1  For the purpose of Section 2, the value of an Acquired Fund's assets to be acquired by its corresponding Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the Valuation Date using the Acquiring Funds' valuation procedures, and shall be certified by such Acquired Fund. The net asset value of the Acquisition Shares shall be based on the amortized cost procedures that have been adopted by the Board of Columbia Funds Series Trust. The net asset value of each Acquired Fund's assets to be acquired by each corresponding Acquiring Fund shall be based on the amortized cost procedures that have been adopted by the Board of The Galaxy Fund; provided that if the difference between the per share net asset values of an Acquired Fund and the corresponding Acquiring Fund equals or exceeds $0.001 on the Valuation Date, as computed by using market values in accordance with the policies and procedures established by the Acquiring Fund, The Galaxy Fund or Columbia Funds Series Trust shall have the right to postpone the Valuation Date and the Closing Date until such time as the per share difference is less than $0.001.

4.  Closing and Closing Date.

4.1  The Closing Date shall be November 18, 2005, or such other date as the parties may agree. The Closing shall be held at 4:00 p.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

4.2  The portfolio securities of each Acquired Fund shall be made available by such Acquired Fund to the Custodian, for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all cash of each Acquired Fund shall be delivered by such Acquired Fund to the Custodian for the account of its corresponding Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for [insert Acquiring Fund name]."

4.3  In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquired Fund or its corresponding Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either The Galaxy Fund, with regard to its Acquired Funds, or Columbia Funds Series Trust, with regard to its Acquiring Funds, upon the giving of written notice to the other party.

4.4  At the Closing, each Acquired Fund or its transfer agent shall deliver to its corresponding Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by an officer of The Galaxy Fund, on behalf of the Acquired Fund. Columbia Funds Series Trust, on behalf of each Acquiring Fund, will provide to the corresponding Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares to be issued pursuant to paragraph 2.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, Columbia Funds Series Trust will provide to each Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders.

4.5  At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by this Agreement.

5.  Representations and Warranties.

5.1  The Galaxy Fund, for itself and on behalf of each Acquired Fund, represents and warrants the following to Columbia Funds Series Trust, on behalf of itself and each Acquiring Fund, as of the date hereof (except where a representation or warranty is qualified as only effective at the Closing Date) and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)  The Galaxy Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

(b)  The Galaxy Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and each Acquired Fund is a separate series thereof, duly designated in accordance with the applicable provisions of The Galaxy Fund's Charter Documents and the 1940 Act;

(c)  The Galaxy Fund is not in violation in any material respect of any provision of The Galaxy Fund's Charter Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which The Galaxy Fund is a party or by which any Acquired Fund, is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)  The Galaxy Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to any Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from any Acquired Fund;

(e)  Except as has been disclosed in writing to Columbia Funds Series Trust, or otherwise known by the officers of Columbia Funds Series Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to any Acquired Fund, any of the properties or assets of any Acquired Fund, or any person whom any Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither The Galaxy Fund nor any Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)  The most recent statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of each Acquired Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to each corresponding Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since the end of its most recent fiscal year or fiscal six-month period, whichever is more recent;

(g)  Since the end of its most recent fiscal year or fiscal six-month period, whichever is more recent, there has not been any material adverse change in any Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by any Acquired Fund of indebtedness, except as disclosed in writing to its corresponding Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)  As of the Closing Date, all federal and other tax returns and reports of each Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All of each Acquired Fund's tax liabilities will have been adequately provided for on its books. To the best of each Acquired Fund's knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(i)  Each Acquired Fund meets the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. Each Acquired Fund has not at any time since its inception been liable for, nor is it now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. Each Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(j)  All issued and outstanding shares of each Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by The Galaxy Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of any Acquired Fund are outstanding and none will be outstanding on the Closing Date;

(k)  Each Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the applicable Acquired Fund Prospectus as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

(l)  The execution, delivery and performance of this Agreement has been duly authorized by the Board of The Galaxy Fund, and, upon approval thereof by the requisite majority of the shareholders of each Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

(m)  The Acquisition Shares to be issued to each Acquired Fund pursuant to Section 2 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 2.3;

(n)  The information provided by each Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 6.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

(o)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by any Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, 1940 Act and state securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

(p)  At the Closing Date, each Acquired Fund will have good and marketable title to its assets to be transferred to its corresponding Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of such Acquired Fund to be transferred to its corresponding Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, each Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund;

(q)  At the Closing Date, each Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, each Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

(r)  No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either an Acquiring Fund or an Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

5.2  Columbia Funds Series Trust, for itself and on behalf of each Acquiring Fund (except with respect to Columbia Government Plus Reserves, for which only subparagraphs (a)-(f), (k) and (m)-(p) below apply, and except that subparagraph (q) shall apply only to Columbia Government Plus Reserves), represents and warrants the following to each corresponding Acquired Fund as of the date hereof (except where a representation or warranty is qualified as only effective at the Closing Date) and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)  Columbia Funds Series Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

(b)  Columbia Funds Series Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and each Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of Columbia Funds Series Trust's Charter Documents and the 1940 Act;

(c)  Each Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

(d)  At the Closing Date, each Acquiring Fund will have good and marketable title to its assets;

(e)  Columbia Funds Series Trust is not in violation in any material respect of any provisions of its Charter Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which Columbia Funds Series Trust is a party or by which any Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f)  Except as has been disclosed in writing to The Galaxy Fund or otherwise known by the officers of The Galaxy Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Columbia Funds Series Trust or any Acquiring Fund, any of the properties or assets of any Acquiring Fund, or any person whom any Acquiring Fund may be obligated to indemnify in connection with such liquidation, proceeding or investigation, and neither Columbia Funds Series Trust nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)  The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments, as of and for the year ended March 31, 2005, of each Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the corresponding Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and each Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since such date;

(h)  Since March 31, 2005, there has not been any material adverse change in any Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by any Acquiring Fund of indebtedness (other than those occurring in the ordinary course of business). For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(i)  As of the Closing Date, all federal and other tax returns and reports of each Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of each Acquiring Fund's tax liabilities will have been adequately provided for on its books. To the best of each Acquiring Fund's knowledge, it will not have not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(j)  Each Acquiring Fund meets the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. Neither Columbia Funds Series Trust nor any Acquiring Fund has at any time since its inception been liable for, nor is it now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of each Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. Each Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(k)  The authorized capital of Columbia Funds Series Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board may authorize from time to time. All issued and outstanding shares of each Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Columbia Funds Series Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of any Acquiring Fund are outstanding and none will be outstanding on the Closing Date;

(l)  Each Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the applicable Acquiring Fund Prospectus as in effect from time to time;

(m)  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Columbia Funds Series Trust, and this Agreement constitutes the valid and binding obligation of Columbia Funds Series Trust and each Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

(n)  The Acquisition Shares to be issued and delivered to each Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued, and will be fully paid and non-assessable by Columbia Funds Series Trust, and no shareholder of Columbia Funds Series Trust will have any preemptive right of subscription or purchase in respect thereof;

(o)  The information furnished by each Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 6.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

(p)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by any Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico); and

(q)  With respect to Columbia Government Plus Reserves, such Acquiring Fund (1) has had no operations other than in connection with its organization and the transactions contemplated by this Agreement, and (2) during its first fiscal year of operation and all applicable quarters of such year, intends to meet the requirements of Subchapter M of the Code for qualification as a registered investment company.

6.  Covenants of the Acquired Funds and the Acquiring Funds.

The Galaxy Fund, on behalf of itself and where appropriate, on behalf of its Acquired Funds, and Columbia Funds Series Trust, on behalf of itself and its Acquiring Funds, each hereby covenants and agrees with the other as follows:

6.1  Each Acquiring Fund and each Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions. Notwithstanding the foregoing, each Acquiring Fund and each Acquired Fund shall take all actions necessary to obtain the opinion described in paragraph 9.6.

6.2  The Galaxy Fund will call a meeting of the shareholders of each Acquired Fund to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

6.3  In connection with the Acquired Funds' shareholders' meeting referred to in paragraph 6.2, Columbia Funds Series Trust, on behalf of each Acquired Fund, will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which Columbia Funds Series Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

6.4  The information to be furnished by each Acquired Fund for use in the Registration Statement and the information to be furnished by each corresponding Acquiring Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 6.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

6.5  Each Acquiring Fund will advise its corresponding Acquired Fund promptly if at any time prior to the Closing Date the assets of such Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

6.6  Subject to the provisions of this Agreement, each Acquired Fund and each Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

6.7  Columbia Funds Series Trust, on behalf of Columbia Government Plus Reserves, shall file a post-effective amendment to its Registration Statement on Form N-1A with the SEC as promptly as practicable registering the Columbia Government Plus Reserves and its shares under the 1933 Act and 1940 Act, and any supplements and amendments as may be required (the "Columbia Post-Effective Amendment").

6.8  Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

7.  Conditions Precedent to Obligations of the Acquired Funds.

The obligations of The Galaxy Fund, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by Columbia Funds Series Trust and each corresponding Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1  Columbia Funds Series Trust, on behalf of each Acquiring Fund, shall have delivered to The Galaxy Fund, on behalf of each corresponding Acquired Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to The Galaxy Fund and dated as of the Closing Date, to the effect that the representations and warranties of Columbia Funds Series Trust on behalf of each Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Columbia Funds Series Trust and each Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2  Each Acquired Fund shall have received a favorable opinion of Morrison & Foerster LLP, counsel to Columbia Funds Series Trust, and/or Richards, Layton & Finger, P.A., Delaware counsel to Columbia Funds Series Trust, dated the Closing Date and in a form satisfactory to The Galaxy Fund, to the following effect:

(a)  Columbia Funds Series Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and each Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and Columbia Funds Series Trust's Charter Documents;

(b)  This Agreement has been duly authorized, executed and delivered on behalf of each Acquiring Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 6.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by The Galaxy Fund on behalf of each Acquired Fund, is the valid and binding obligation of each Acquiring Fund enforceable against each Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

(c)  Each Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby such Acquiring Fund will have duly assumed such liabilities;

(d)  The Acquisition Shares to be issued for transfer to Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in each Acquiring Fund, and no shareholder of any Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(e)  The execution and delivery of this Agreement did not, and the performance by Columbia Funds Series Trust and each Acquiring Fund of their respective obligations hereunder will not, violate Columbia Funds Series Trust's Charter Documents, or any provision of any agreement known to such counsel to which Columbia Funds Series Trust or an Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Columbia Funds Series Trust or an Acquiring Fund is a party or by which either of them is bound;

(f)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Columbia Funds Series Trust or an Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

(g)  Such counsel does not know of any legal or governmental proceedings relating to Columbia Funds Series Trust or any Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 6.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

(h)  Columbia Funds Series Trust is registered with the SEC as an investment company under the 1940 Act; and

(i)  Except as has been disclosed in writing to The Galaxy Fund, or otherwise known by the officers of The Galaxy Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Columbia Funds Series Trust or any Acquiring Fund or any of their properties or assets or any person whom any Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither Columbia Funds Series Trust nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transaction contemplated hereby.

7.3  For the period beginning at the Closing Date and ending not less than six years thereafter, Columbia, its successors and assigns, shall provide, or cause to be provided, liability coverage at least comparable to the liability coverage currently applicable to both former and current Board Members and officers of The Galaxy Fund, covering the actions of such Board Members and officers of The Galaxy Fund for the period they served as such, the cost of which shall be borne by Columbia in the form of expense reimbursements to the Acquiring Funds.

8.  Conditions Precedent to Obligations of the Acquiring Funds.

The obligations of Columbia Funds Series Trust, on behalf of each Acquiring Fund, to complete the transactions provided for herein shall be subject, at its election, to the performance by The Galaxy Fund, on behalf of each corresponding Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1  The Galaxy Fund, on behalf of each Acquired Fund, shall have delivered to Columbia Funds Series Trust, on behalf of each corresponding Acquiring Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Columbia Funds Series Trust and dated as of the Closing Date, to the effect that the representations and warranties of The Galaxy Fund, on behalf of each Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that The Galaxy Fund and each Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

8.2  Columbia Funds Series Trust shall have received a favorable opinion of Drinker Biddle & Reath, LLP counsel to The Galaxy Fund, dated the Closing Date and in a form satisfactory to Columbia Funds Series Trust, to the following effect:

(a)  The Galaxy Fund is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted;

(b)  This Agreement has been duly authorized, executed and delivered on behalf of each Acquired Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 6.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by Columbia Funds Series Trust on behalf of each Acquiring Fund, is the valid and binding obligation of each Acquired Fund enforceable against each Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

(c)  Each Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, each Acquired Fund will have duly transferred such assets to its corresponding Acquiring Fund;

(d)  The execution and delivery of this Agreement did not, and the performance by The Galaxy Fund and each Acquired Fund of their respective obligations hereunder will not, violate The Galaxy Fund's Charter Documents, or any provision of any agreement which The Galaxy Fund or an Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which The Galaxy Fund or an Acquired Fund is a party or by which it is bound;

(e)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by The Galaxy Fund or an Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

(f)  Such counsel does not know of any legal or governmental proceedings relating to The Galaxy Fund or an Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 6.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

(g)  The Galaxy Fund is registered with the SEC as an investment company under the 1940 Act; and

(h)  Except as has been disclosed in writing to Columbia Funds Series Trust, or otherwise known by the officers of Columbia Funds Series Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to The Galaxy Fund or any Acquired Fund or any of their properties or assets or any person whom any Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither The Galaxy Fund nor any Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated thereby.

Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Columbia Funds Series Trust.

8.3  Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Closing Date, each Acquired Fund shall have declared one or more distributions, with a record date and ex-distribution date prior to the Closing Date, which, together with all previous distributions, shall have the effect of distributing to the Acquired Fund's shareholders all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts consisting of the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before the Closing Date.

8.4  Each Acquired Fund shall have furnished to its corresponding Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of The Galaxy Fund, as to the adjusted tax basis in the hands of such Acquired Fund of the securities delivered to the corresponding Acquiring Fund pursuant to this Agreement.

8.5  The custodian of each Acquired Fund shall have delivered to each corresponding Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

9.  Further Conditions Precedent to Obligations of Each of the Acquiring Funds and Acquired Funds.

The respective obligations of each Acquired Fund and each Acquiring Fund hereunder are each subject to the further conditions that on or before the Closing Date:

9.1  This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of each Acquired Fund referred to in paragraph 6.2.

9.2  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

9.3  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state "Blue Sky" and securities authorities) deemed necessary by each Acquired Fund or each Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or any Acquired Fund.

9.4  The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.5  With respect to the Reorganizations of each of Galaxy Institutional Government Money Market Fund and Galaxy Government Money Market Fund into Columbia Government Plus Reserves, the Columbia Post-Effective Amendment referred to in paragraph 6.7 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.6  The Galaxy Fund, for itself and on behalf of its Acquired Funds, and Columbia Funds Series Trust, for itself and on behalf of its Acquiring Funds, shall have received a favorable opinion of Morrison & Foerster LLP satisfactory to each, to the effect that, for federal income tax purposes:

(a)  The acquisition by each Acquiring Fund of the assets of its corresponding Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund, all as provided in Section 2 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

(b)  No gain or loss will be recognized by an Acquired Fund (i) upon the transfer of its assets to the corresponding Acquiring Fund in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of the liabilities and Obligations of the Acquired Fund or (ii) upon the distribution of the Acquisition Shares by the Acquired Fund to the Acquired Fund Shareholders in liquidation, as contemplated in Section 2 hereof;

(c)  No gain or loss will be recognized by an Acquiring Fund upon receipt of the assets of the corresponding Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in Section 2 hereof;

(d)  The tax basis of the assets of an Acquired Fund acquired by the corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(e)  The holding periods of the assets of an Acquired Fund in the hands of the corresponding Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(f)  No gain or loss will be recognized by Acquired Fund Shareholders upon the exchange of all of their Acquired Fund shares for the Acquisition Shares;

(g)  The aggregate tax basis of the Acquisition Shares to be received by each Acquired Fund Shareholder will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(h)  An Acquired Fund Shareholder's holding period for the Acquisition Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held, provided that the Acquired Fund Shareholder held the Acquired Fund shares as a capital asset on the date of the exchange; and

(i)  Each Acquiring Fund will succeed to and take into account the items of the corresponding Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will be based on certain factual certifications made by officers of The Galaxy Fund and Columbia Funds Series Trust and will also be based on customary assumptions.

Morrison & Foerster LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

9.7  At any time prior to the Closing, any of the conditions in this Section 9 may be waived jointly by the Board of The Galaxy Fund, on behalf of any Acquired Fund, and the Board of Columbia Funds Series Trust, on behalf of any Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquired Fund or the corresponding Acquiring Fund.

10.  Brokerage Fees and Expenses.

10.1  The Galaxy Fund, on behalf of each Acquired Fund, and Columbia Funds Series Trust, on behalf of each Acquiring Fund, represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2  All fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the Acquisition Shares shall be allocated to each Acquiring Fund. All fees and expenses related to printing, mailing, solicitation of proxies and tabulation of votes of Acquired Fund shareholders shall be allocated to each Acquired Fund. All of the other expenses of the transactions, including without limitation, accounting, legal and custodial expenses, contemplated by this Agreement shall be allocated equally between the Acquiring Funds and Acquired Funds. The expenses detailed above shall be borne as follows: (a) as to expenses allocable to an Acquired Fund, 100% of such expenses shall be borne by Columbia, in the form of expense reimbursements to the Acquired Funds and (b) as to expenses allocable to the Acquiring Fund, 100% of such expenses shall be borne by Columbia, in the form of expense reimbursements to the Acquiring Funds.

11.  Entire Agreement; Survival of Warranties.

11.1  The Galaxy Fund, on behalf of each Acquired Fund, and Columbia Funds Series Trust, on behalf of each corresponding Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 2.1, 2.2, 2.3, 2.5, 6.4 and 7.3 and Sections 10, 11, 14 and 15.

12.  Termination.

12.1  This Agreement may be terminated by the mutual agreement by the Board of The Galaxy Fund, on behalf of the Acquired Funds, and the Board of Columbia Funds Series Trust, on behalf of the Acquiring Funds. In addition, any party to the Agreement may at its option terminate this Agreement at or prior to the Closing Date because:

(a)  Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)  A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)  Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this subparagraph (c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)  If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2006, this Agreement shall automatically terminate on that date unless a later date is agreed to by both The Galaxy Fund and Columbia Funds Series Trust.

12.2  If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

13.  Amendments.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of The Galaxy Fund, on behalf of the Acquired Funds, or by the authorized officers of Columbia Funds Series Trust, on behalf of the corresponding Acquiring Funds; provided, however, that following the shareholders' meeting called by The Galaxy Fund pursuant to paragraph 6.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such Acquired Fund Shareholders without their further approval. At any time prior to the Closing, any of the conditions precedent to the obligations of a party under this Agreement other than those set forth in Section 9 may be waived, in whole or in part, by the other party in a writing signed and delivered by the authorized officers of the waiving party.

14.  Notices.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by overnight courier, telecopy or certified mail, addressed to either party at One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.

15.  Miscellaneous.

The Reorganization of an Acquired Fund into a corresponding Acquiring Fund (including any representations and warranties made and conditions precedent required to occur in connection therewith) shall not be conditioned on any other Reorganization contemplated either under this Agreement or any other agreement and plan of reorganization, except that the consummation of the Reorganization of each of Galaxy Institutional Government Money Market Fund and Galaxy Government Money Market Fund into Columbia Government Plus Reserves shall be conditioned on both such Reorganizations being consummated.

16.  Headings; Counterparts; Governing Law; Assignment; Non-Recourse.

16.1  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3  This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

16.4  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5  A copy of the Declaration of Trust of The Galaxy Fund is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of The Galaxy Fund shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Funds.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their duly authorized officers designated below as of the date first written above.

COLUMBIA FUNDS SERIES TRUST
for itself and on behalf of Columbia Government
Plus Reserves, Columbia Government Reserves,
Columbia Money Market Reserves, Columbia
New York Tax-Exempt Reserves, Columbia
Tax-Exempt Reserves and Columbia
Treasury Reserves
THE GALAXY FUND
for itself and on behalf of Galaxy Government Money
Market Fund, Galaxy Institutional Government Money
Market Fund, Galaxy Institutional Treasury Money
Market Fund, Galaxy Money Market Fund, Galaxy
New York Municipal Money Market Fund, Galaxy
Tax-Exempt Money Market Fund and Galaxy
U.S. Treasury Money Market Fund

By:	By:
R. Scott Henderson	Christopher L. Wilson
Secretary	President
COLUMBIA MANAGEMENT ADVISORS, INC.
By:
Christopher L. Wilson
Director

Appendix A

SHAREHOLDERS IN THIS ACQUIRED FUND SHARE CLASS	WOULD RECEIVE THESE ACQUISITION SHARES OF THIS ACQUIRING FUND IN THE REORGANIZATION
Galaxy Institutional Government Money Market Fund Institutional Shares	Columbia Government Plus Reserves (shell fund) Capital Class Shares

Select Shares	Trust Class Shares

Preferred Shares	Adviser Class Shares

Galaxy Government Money Market Fund Retail A Shares	Columbia Government Plus Reserves (shell fund) Retail A Shares

Trust Shares	G-Trust Shares

Galaxy Institutional Treasury Money Market Fund Institutional Shares	Columbia Treasury Reserves Capital Class Shares

Select Shares	Trust Class Shares

Preferred Shares	Adviser Class Shares

Galaxy Money Market Fund Retail A Shares	Columbia Money Market Reserves Retail A Shares (shell class)

Trust Shares	G-Trust Shares (shell class)

Galaxy New York Municipal Money Market Fund Retail A Shares	Columbia New York Tax-Exempt Reserves Retail A Shares (shell class)

Trust Shares	G-Trust Shares (shell class)

Galaxy Tax-Exempt Money Market Fund Retail A Shares	Columbia Tax-Exempt Reserves Retail A Shares (shell class)

Trust Shares	G-Trust Shares (shell class)

Galaxy U.S. Treasury Money Market Fund Retail A Shares	Columbia Government Reserves Retail A Shares (shell class)

Trust Shares	G-Trust Shares (shell class)

APPENDIX C

COMPARISON OF FEES AND EXPENSES

The tables below describe the fees and expenses associated with holding Fund and Acquiring Fund shares, as of March 31, 2005. In particular, the tables compare the fees and expenses for each class of each Fund and the corresponding class of the Acquiring Fund, and show the estimated fees and expenses for each combined Acquiring Fund on a pro forma basis after giving effect to each Reorganization.

The operating expense levels shown in this Proxy/Prospectus assume net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

IF THE GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND IS REORGANIZED:

Institutional Shares/Capital Class Shares

	Galaxy Institutional Government Money Market Fund		Pro Forma Columbia Government Plus Reserves (acquiring)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees(1)	0.27	%(2)	0.27%
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.00%
• Other expenses	0.04%		0.05%
• Total annual fund operating expenses	0.31	%(2)	0.32%
• Fee waivers and/or reimbursements	(0.00)%		(0.12	)%(3)
• Total net expenses	0.31%		0.20%

(1)  The Fund and Acquiring Fund pay an investment advisory fee of 0.20% and an administration fee of 0.07%.

(2)  The Fund's investment adviser is voluntarily waiving a portion of the management fees so that such fees are expected to be 0.16%. This fee waiver may be revised or discontinued at any time. Total annual fund operating expenses after this fee waiver are expected to be 0.20%.

(3)  The Acquiring Fund's investment adviser has contractually agreed to bear a portion of the Acquiring Fund's expenses so that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expense) do not exceed 0.20% annually, for one year after the Closing.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Galaxy Institutional Government Money Market Fund	$32	$100	$174	$393
Pro Forma Columbia Government Plus Reserves (acquiring)	$20	$91	$168	$394

Select Shares/Trust Class Shares

	Galaxy Institutional Government Money Market Fund		Pro Forma Columbia Government Plus Reserves (acquiring)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees(1)	0.27	%(2)	0.27%
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.10%
• Other expenses	0.19	%(3)	0.05%
• Total annual Fund operating expenses	0.46	%(2)(3)	0.42%
• Fee waivers and/or reimbursements	(0.00)%		(0.12	)%(4)
• Total net expenses	0.46%		0.30%

(1)  The Fund and Acquiring Fund pay an investment advisory fee of 0.20% and an administration fee of 0.07%.

(2)  The Fund's investment adviser is voluntarily waiving a portion of the management fees so that such fees are expected to be 0.16%. This fee waiver may be revised or discontinued at any time. Total annual fund operating expenses after this waiver are expected to be 0.30% (taking into consideration the waiver discussed in footnote 3).

(3)  The Fund may pay shareholder service fees (which are included in Other expenses) at a maximum annual rate of up to 0.50% of the Fund's average daily net assets attributable to Select Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of Columbia are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.14%. Total annual fund operating expenses after this waiver are expected to be 0.30% (taking into consideration the waivers discussed in footnote 2). This waiver may be revised or discontinued at any time.

(4)  The Acquiring Fund's investment adviser has contractually agreed to bear a portion of the Acquiring Fund's expenses so that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expense) do not exceed 0.20% annually, for one year after Closing.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Galaxy Institutional Government Money Market Fund	$47	$148	$258	$579
Pro Forma Columbia Government Plus Reserves (acquiring)	$31	$123	$223	$518

Preferred Shares/Adviser Class Shares

	Galaxy Institutional Government Money Market Fund		Pro Forma Columbia Government Plus Reserves (acquiring)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees(1)	0.27	%(2)	0.27%
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.25%
• Other expenses	0.29	%(3)	0.05%
• Total annual fund operating expenses	0.56	%(2)	0.57%
• Fee waivers and/or reimbursements	(0.00)%		(0.12	)%(4)
• Total net expenses	0.56%		0.45%

(1)  The Fund and Acquiring Fund pay an investment advisory fee of 0.20% and an administration fee of 0.07%.

(2)  The Fund's investment adviser is voluntarily waiving a portion of the management fees so that such fees are expected to be 0.16%. This fee waiver may be revised or discontinued at any time. Total annual fund operating expenses after this fee waiver are expected to be 0.45%.

(3)  The Fund may pay shareholder service fees (which are included in Other expenses) at a maximum annual rate of up to 0.50% of the Fund's average daily net assets attributable to Preferred Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

(4)  The Acquiring Fund's investment adviser has contractually agreed to bear a portion of the Acquiring Fund's expenses so that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expense) do not exceed 0.20% annually, for one year after Closing.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Galaxy Institutional Government Money Market Fund	$57	$179	$313	$701
Pro Forma Columbia Government Plus Reserves (acquiring)	$46	$171	$306	$702

IF THE GALAXY GOVERNMENT MONEY MARKET FUND IS REORGANIZED:

Retail A Shares/Retail A Class Shares

	Galaxy Government Money Market Fund		Pro Forma Columbia Government Plus Reserves (acquiring)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(1)	0.27	%(2)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.10%
• Other expenses	0.23	%(4)	0.05%
• Total annual fund operating expenses	0.70	%(3)	0.42%
• Fee waivers and/or reimbursements	(0.00)%		(0.12	)%(5)
• Total net expenses	0.70%		0.30%

(1)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(2)  The Acquiring Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

(3)  The Fund's investment adviser has contractually agreed to waive fees or bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses do not exceed 0.70% annually. The agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of The Galaxy Fund's Board.

(4)  The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum annual rate of up to 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.10% during the current fiscal year.

(5)  The Acquiring Fund's investment adviser has contractually agreed to waive fees or bear a portion of the Acquiring Fund's expenses so that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expense) do not exceed 0.20% annually, for one year after Closing.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Galaxy Government Money Market Fund	$72	$224	$390	$871
Pro Forma Columbia Government Plus Reserves (acquiring)	$31	$123	$223	$518

Trust Shares/G-Trust Class Shares

	Galaxy Government Money Market Fund		Pro Forma Columbia Government Plus Reserves (acquiring)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(1)	0.27	%(2)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.00%
• Other expenses	0.07%		0.05%
• Total annual fund operating expenses	0.54%		0.32%
• Fee waivers and/or reimbursements	(0.01	)%(3)	(0.12	)%(4)
• Total net expenses	0.53%		0.20%

(1)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(2)  The Acquiring Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

(3)  The Fund's investment adviser has contractually agreed to waive fees or bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses do not exceed 0.53% annually. The agreement to waive fees and reimburse expenses cannot be modified or terminated without the approval of The Galaxy Fund's Board.

(4)  The Acquiring Fund's investment adviser has contractually agreed to waive fees or bear a portion of the Acquiring Fund's expenses so that the Acquiring Fund's ordinary operating expenses (excluding any distribution and service fees, tax and interest expense) do not exceed 0.20% annually, for one year after Closing.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Galaxy Government Money Market Fund	$54	$224	$390	$871
Pro Forma Columbia Government Plus Reserves (acquiring)	$20	$91	$168	$394

IF THE GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND IS REORGANIZED:

Institutional Shares/Capital Class Shares

	Galaxy Institutional Treasury Money Market Fund		Columbia Treasury Reserves		Pro Forma Columbia Treasury Reserves (acquiring)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.27	%(1)	0.25	%(2)	0.25	%(2)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.00%		0.00%
• Other expenses	0.01%		0.02%		0.02%
• Total annual fund operating expenses	0.28%		0.27%		0.27%
• Fee waivers and/or reimbursements	(0.00)%		(0.07)%		(0.07)%
• Total net expenses	0.28%		0.20	%(3)	0.20	%(3)

(1)  The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

(2)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(3)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy Institutional Treasury Money Market Fund	$29	$90	$157	$356
Columbia Treasury Reserves	$20	$80	$145	$336
Pro Forma Columbia Treasury Reserves (acquiring)	$20	$80	$145	$336

Select Shares/Trust Class Shares

	Galaxy Institutional Treasury Money Market Fund		Columbia Treasury Reserves		Pro Forma Columbia Treasury Reserves (acquiring)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.27	%(2)	0.25	%(3)	0.25	%(3)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.10%		0.10%
• Other expenses	0.16	%(1)	0.02%		0.02%
• Total annual fund operating expenses	0.43	%(1)	0.37%		0.37%
• Fee waivers and/or reimbursements	(0.00)%		(0.07)%		(0.07)%
• Total net expenses	0.43%		0.30	%(4)	0.30	%(4)

(1)  The Fund may pay shareholder service fees (which are included in Other expenses) at a maximum annual rate of up to 0.50% of the Fund's average daily net assets attributable to Select Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of Columbia are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.11%. Total annual fund operating expenses after this waiver are expected to be 0.38%. This fee waiver may be revised or discontinued at any time.

(2)  The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

(3)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(4)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy Institutional Treasury Money Market Fund	$44	$138	$241	$542
Columbia Treasury Reserves	$31	$112	$201	$461
Pro Forma Columbia Treasury Reserves (acquiring)	$31	$112	$201	$461

Preferred Shares/Adviser Class Shares

	Galaxy Institutional Treasury Money Market Fund		Columbia Treasury Reserves		Pro Forma Columbia Treasury Reserves (acquiring)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.27	%(2)	0.25	%(3)	0.25	%(3)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		0.25%		0.25%
• Other expenses	0.26	%(1)	0.02%		0.02%
• Total annual fund operating expenses	0.53	%(1)	0.52%		0.52%
• Fee waivers and/or reimbursements	(0.00)%		(0.07)%		(0.07)%
• Total net expenses	0.53%		0.45	%(4)	0.45	%(4)

(1)  The Fund may pay shareholder service fees (which are included in Other expenses) at a maximum annual rate of up to 0.50% of the Fund's average daily net assets attributable to Preferred Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year. Affiliates of Columbia are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.24%. Total annual fund operating expenses after this waiver are expected to be 0.51%. This fee waiver may be revised or discontinued at any time.

(2)  The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

(3)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(4)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy Institutional Treasury Money Market Fund	$54	$170	$296	$665
Columbia Treasury Reserves	$46	$160	$284	$646
Pro Forma Columbia Treasury Reserves (acquiring)	$46	$160	$284	$646

IF THE GALAXY MONEY MARKET FUND IS REORGANIZED:

Retail A Shares/Retail A Class Shares

	Galaxy Money Market Fund		Columbia Money Market Reserves(4)	Pro Forma Columbia Money Market Reserves (acquiring)(4)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(1)	N/A	0.25	%(5)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.07%
• Other expenses	0.23	%(2)	N/A	0.02%
• Total annual fund operating expenses	0.70%		N/A	0.34%
• Fee waivers and/or reimbursements	(0.06	)%(3)	N/A	(0.07)%
• Total net expenses	0.64%		N/A	0.27	%(6)

(1)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(2)  The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

(3)  Columbia has agreed contractually to waive fees and /or reimburse expenses so that Total annual fund operating expenses will not exceed 0.64%. This agreement cannot be modified or terminated without the approval of The Galaxy Fund's Board.

(4)  The Board of Columbia Funds Series Trust approved the Acquiring Fund's new Retail A Class Shares in May 2005. The Retail A Class is expected to commence operations in November 2005.

(5)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses so that Total annual fund operating expenses (excluding any distribution and service fees, tax and interest expense) do not exceed 0.20% through July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy Money Market Fund	$65	$205	$357	$798
Columbia Money Market Reserves	N/A	N/A	N/A	N/A
Pro Forma Columbia Money Market Reserves (acquiring)	$28	$102	$184	$424

Trust Shares/G-Trust Class Shares

	Galaxy Money Market Fund		Columbia Money Market Reserves(2)	Pro Forma Columbia Money Market Reserves (acquiring)(2)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(1)	N/A	0.25	%(4)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.00%
• Other expenses	0.04%		N/A	0.02%
• Total annual fund operating expenses	0.51%		N/A	0.27%
• Fee waivers and/or reimbursements	(0.03	)%(3)	N/A	(0.07)%
• Total net expenses	0.48%		N/A	0.20	%(5)

(1)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(2)  The Board of Columbia Funds Series Trust approved the Acquiring Fund's new G-Trust Class Shares in May 2005. The G-Trust Class is expected to commence operations in November 2005.

(3)  Columbia has agreed contractually to waive fees and /or reimburse expenses so that Total annual fund operating expenses will not exceed 0.48%. This agreement cannot be modified or terminated without the approval of The Galaxy Fund's Board.

(4)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(5)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy Money Market Fund	$49	$154	$269	$604
Columbia Money Market Reserves	N/A	N/A	N/A	N/A
Pro Forma Columbia Money Market Reserves (acquiring)	$20	$80	$145	$336

IF THE GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND IS REORGANIZED:

Retail A Shares/Retail A Class Shares

	Galaxy New York Municipal Money Market Fund		Columbia New York Tax-Exempt Reserves(3)	Pro Forma Columbia New York Tax-Exempt Reserves (acquiring)(3)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(1)(4)	N/A	0.25	%(5)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.10%
• Other expenses	0.37	%(1)(2)	N/A	0.28%
• Total annual Fund operating expenses	0.84	%(1)	N/A	0.63%
• Fee waivers and/or reimbursements	(0.00)%		N/A	(0.33)%
• Total net expenses	0.84%		N/A	0.30	%(6)

(1)  Columbia is waiving or reimbursing a portion of the Management fees and Other expenses so that Total annual fund operating expenses are expected to be 0.45%. These waivers or reimbursements may be revised or discontinued at any time.

(2)  The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

(3)  The Board of Columbia Funds Series Trust approved the Acquiring Fund's new Retail A Class Shares in May 2005. The Retail A Class is expected to commence operations in November 2005.

(4)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(5)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses so that Total annual fund operating expenses (excluding any distribution and service fees, tax and interest expense) do not exceed 0.20% through July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy New York Municipal Money Market Fund	$86	$268	$466	$1,037
Columbia New York Tax-Exempt Reserves	N/A	N/A	N/A	N/A
Pro Forma Columbia New York Tax-Exempt Reserves (acquiring)	$31	$168	$319	$755

Trust Shares/G-Trust Class Shares

	Galaxy New York Municipal Money Market Fund		Columbia New York Tax-Exempt Reserves(2)	Pro Forma Columbia New York Tax-Exempt Reserves (acquiring)(2)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(1)(3)	N/A	0.25	%(4)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.00%
• Other expenses	0.25	%(1)	N/A	0.28%
• Total annual fund operating expenses	0.72	%(1)	N/A	0.53%
• Fee waivers and/or reimbursements	(0.00)%		N/A	(0.33)%
• Total net expenses	0.72%		N/A	0.20	%(5)

(1)  Columbia is waiving or reimbursing a portion of the Management fees and Other expenses so that total annual fund operating expenses are expected to be 0.35%. These waivers or reimbursements may be revised or discontinued at any time.

(2)  The Board of Columbia Funds Series Trust approved the Acquiring Fund's new G-Trust Class Shares in May 2005. The G-Trust Class is expected to commence operations in November 2005.

(3)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(4)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(5)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy New York Municipal Money Market Fund	$74	$230	$401	$894
Columbia New York Tax-Exempt Reserves	N/A	N/A	N/A	N/A
Pro Forma Columbia New York Tax-Exempt Reserves (acquiring)	$20	$137	$263	$633

IF THE GALAXY TAX-EXEMPT MONEY MARKET FUND IS REORGANIZED:

Retail A Shares/Retail A Class Shares

	Galaxy Tax-Exempt Money Market Fund		Columbia Tax- Exempt Reserves(4)	Pro Forma Columbia Tax- Exempt Reserves (acquiring)(4)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(1)	N/A	0.25	%(5)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.09%
• Other expenses(2)	0.16	%(2)	N/A	0.03%
• Total annual fund operating expenses	0.63%		N/A	0.37%
• Fee waivers and/or reimbursements	(0.02	)%(3)	N/A	(0.08)%
• Total net expenses	0.61%		N/A	0.29	%(6)

(1)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(2)  The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

(3)  Columbia has agreed contractually to waive fees and /or reimburse expenses so that Total annual fund operating expenses will not exceed 0.61%. This agreement cannot be modified or terminated without the approval of The Galaxy Fund's Board.

(4)  The Board of Columbia Funds Series Trust approved the Acquiring Fund's new Retail A Class Shares in May 2005. The Retail A Class is expected to commence operations in November 2005.

(5)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses so that Total annual fund operating expenses (excluding any distribution and service fees, tax and interest expense) do not exceed 0.20% through July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy Tax-Exempt Money Market Fund	$62	$195	$340	$762
Columbia Tax-Exempt Reserves	N/A	N/A	N/A	N/A
Pro Forma Columbia Tax-Exempt Reserves (acquiring)	$30	$111	$200	$460

Trust Shares/G-Trust Class Shares

	Galaxy Tax-Exempt Money Market Fund		Columbia Tax- Exempt Reserves(2)	Pro Forma Columbia Tax- Exempt Reserves (acquiring)(2)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(1)	N/A	0.25	%(4)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.00%
• Other expenses	0.03%		N/A	0.03%
• Total annual fund operating expenses	0.50%		N/A	0.28%
• Fee waivers and/or reimbursements	(0.02	)%(3)	N/A	(0.08)%
• Total net expenses	0.48%		N/A	0.20	%(5)

(1)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(2)  The Board of Columbia Funds Series Trust approved the Acquiring Fund's new G-Trust Class Shares in May 2005. The G-Trust Class is expected to commence operations in November 2005.

(3)  Columbia has agreed contractually to waive fees and /or reimburse expenses so that Total annual fund operating expenses will not exceed 0.48%. This agreement cannot be modified or terminated without the approval of The Galaxy Fund's Board.

(4)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(5)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy Tax-Exempt Money Market Fund	$49	$154	$269	$604
Columbia Tax-Exempt Reserves	N/A	N/A	N/A	N/A
Pro Forma Columbia Tax-Exempt Reserves (acquiring)	$20	$82	$149	$348

IF THE GALAXY U.S. TREASURY MONEY MARKET FUND IS REORGANIZED:

Retail A Shares/Retail A Class Shares

	Galaxy U.S. Treasury Money Market Fund		Columbia Government Reserves(4)	Pro Forma Columbia Government Reserves (acquiring)(4)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(1)	N/A	0.25	%(5)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.08%
• Other expenses	0.22	%(2)	N/A	0.03%
• Total annual Fund operating expenses	0.69%		N/A	0.37%
• Fee waivers and/or reimbursements	(0.04	)%(3)	N/A	(0.08)%
• Total net expenses	0.65%		N/A	0.29	%(6)

(1)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(2)  The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Retail A Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate of not more than 0.10% during the current fiscal year.

(3)  Columbia has agreed contractually to waive fees and /or reimburse expenses so that Total annual fund operating expenses will not exceed 0.65%. This agreement cannot be modified or terminated without the approval of The Galaxy Fund's Board.

(4)  The Board of Columbia Series Funds Trust approved the Acquiring Fund's new Retail A Class Shares in May 2005. The Retail A Class is expected to commence operations in November 2005.

(5)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(6)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses so that Total annual Fund operating expenses (excluding any distribution and service fees, tax and interest expense) do not exceed 0.20% through July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy U.S. Treasury Money Market Fund	$66	$208	$362	$810
Columbia Government Reserves	N/A	N/A	N/A	N/A
Pro Forma Columbia Government Reserves (acquiring)	$30	$111	$200	$460

Trust Shares/G-Trust Class Shares

	Galaxy U.S. Treasury Money Market Fund		Columbia Government Reserves(1)	Pro Forma Columbia Government Reserves (acquiring)(1)
Annual Fund Operating Expenses (Expenses that are deducted from the Fund's assets)
• Management fees	0.47	%(2)	N/A	0.25	%(4)
• Distribution (12b-1) and/or shareholder servicing fees	0.00%		N/A	0.00%
• Other expenses	0.05%		N/A	0.03%
• Total annual fund operating expenses	0.52%		N/A	0.28%
• Fee waivers and/or reimbursements	(0.02	)%(3)	N/A	(0.08)%
• Total net expenses	0.50%		N/A	0.20	%(5)

(1)  The Board of Columbia Funds Series Trust approved the Acquiring Fund's new G-Trust Class Shares in May 2005. The G-Trust Class is expected to commence operations in November 2005.

(2)  The Fund pays an investment advisory fee of 0.40% and an administration fee of 0.07%.

(3)  Columbia has agreed contractually to waive fees and /or reimburse expenses so that Total annual fund operating expenses will not exceed 0.50%. This agreement cannot be modified or terminated without the approval of The Galaxy Fund's Board.

(4)  The Acquiring Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

(5)  The Acquiring Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Acquiring Fund's expenses to exceed the expense limitation in effect at the time of the recovery.

Example

This example is intended to help you compare the costs of investing in the Fund and Acquiring Fund before voluntary fee waivers and expense reimbursements, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and Acquiring Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem, all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund and Acquiring Fund Total annual fund operating expenses remain the same.

Fund	1 year	3 years	5 years	10 years
Galaxy U.S. Treasury Money Market Fund	$51	$160	$280	$628
Columbia Government Reserves(1)	N/A	N/A	N/A	N/A
Pro Forma Columbia Government Reserves (acquiring)(1)	$20	$82	$149	$348

This Page Intentionally Left Blank

APPENDIX D

COMPARISON OF FUNDAMENTAL INVESTMENT POLICIES(1)

The Funds (Galaxy Institutional Government Money Market Fund and Galaxy Government Money Market Fund) may not:	The Acquiring Fund (Columbia Government Plus Reserves) may not:
1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.	1. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule.	2. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).	3. Same, with the inclusion of the following provision:
• Notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

4. Make loans except to the extent permitted by the 1940 Act.	4. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.	5. Same, with the inclusion of the following provision: • This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	6.	Same.

7. Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.	7. Same, with the inclusion of the following provisions:
• A Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs; and
• This investment restriction does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

(1)  In addition to the fundamental investment policies set forth in this Appendix D, each Fund's investment objective is also a fundamental investment policy. The investment objective of each Acquiring Fund is a non-fundamental investment policy.

The Fund (Galaxy Institutional Treasury Money Market Fund) may not:	The Acquiring Fund (Columbia Treasury Reserves) may not:
1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities and to investments in obligations issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, to the extent that the Fund may under the 1940 Act reserve freedom of action to concentrate its investments in such securities.	1. Same, with the omission of the provision pertaining to securities issued by banks, and the inclusion of the following provision:
• Notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

2. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.	2. Same, except for the omission of (a), (b), and (c) and the inclusion of the following provision:
a. except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

3. Acquire more than 10% of the voting securities of any one issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) or invest more than 5% of the total assets of the Fund in the securities of an issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities).	3. Same, with the inclusion of the following exceptions:
a. up to 25% of its total assets may be invested without regard to these limitations; and
b. the Fund's assets may be invested in securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

4. Invest in companies for the purpose of exercising control.	4. No corresponding fundamental investment policy.

5. Borrow, except that the Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33-1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). This borrowing provision is included solely to facilitate the orderly sale of Fund securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. The Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value), and any interest paid on such borrowings will reduce income.	5. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by Investment Limitation No. 5 above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.	6. No corresponding fundamental investment policy

7. Purchase or sell real estate, including real estate limited partnership interests, commodities and commodities contracts, but excluding interests in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts. The Fund may invest in futures contracts and options thereon to the extent described in the Prospectuses and elsewhere in this Statement of Additional Information.	7. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

The Fund (Galaxy Institutional Treasury Money Market Fund) may not:	The Acquiring Fund (Columbia Treasury Reserves) may not:
8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.	8. No corresponding fundamental investment policy

9. Act as underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by the Fund.	9. Same, with the inclusion of the following provisions:
• or in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective; and
• This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.	10. No corresponding fundamental investment policy

11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.	11. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

12. Write or purchase puts, calls, or other options or combinations thereof, except that the Fund may write covered call options with respect to any or all of the securities it holds, subject to any limitations described in the Prospectuses or elsewhere in this Statement of Additional Information and the Fund may purchase and sell other options as described in the Prospectuses and this Statement of Additional Information.	12. No corresponding fundamental investment policy

The Fund (Galaxy Money Market Fund) may not:	The Acquiring Fund (Columbia Money Market Reserves) may not:
1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.	1. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (b) securities issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks).	2. Same, with the omission of (b), the provision pertaining to securities issued by banks, and the inclusion of the following provision:
• Notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

3. Make loans except to the extent permitted by the 1940 Act.	3. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

4. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of its portfolio securities.	4. Same, with the inclusion of the following provision: • This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

The Fund (Galaxy Money Market Fund) may not:	The Acquiring Fund (Columbia Money Market Reserves) may not:
5. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	5. Same.

6. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.	6. Same, with the inclusion of the following provisions:
• A Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs; and
• This investment restriction does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

7. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule.	7. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

The Fund (Galaxy New York Municipal Money Market Fund) may not:	The Acquiring Fund (Columbia New York Tax-Exempt Reserves) may not:
1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.	1. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (b) securities issued by any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions.	2. Same, with the omission of (b) and the inclusion of the following provision:
• Notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

3. Make loans except to the extent permitted by the 1940 Act.	3. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

4. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of its portfolio securities.	4. Same, with the inclusion of the following provision: • This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

5. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	5. Same.

6. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.	6. Same, with the inclusion of the following provisions:
• A Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs; and
• This investment restriction does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

The Fund (Galaxy Tax-Exempt Money Market Fund) may not:	The Acquiring Fund (Columbia Tax-Exempt Reserves) may not:
1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.	1. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry other than: (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (b) securities issued by any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions.	2. Same, with the omission of (b) and the inclusion of the following provision:
• Notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

3. Make loans except to the extent permitted by the 1940 Act.	3. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

4. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of its portfolio securities.	4. Same, with the inclusion of the following provision: • This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

5. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	5. Same.

6. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.	6. Same, with the inclusion of the following provisions:
• A Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs; and
• This investment restriction does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

7. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule.	7. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

8. Invest, except during defensive periods, less than 80% of its net assets (plus any borrowings for investment purposes) in municipal securities.	8. Under normal circumstances, invest less than 80% of its assets in securities that pay interest exempt from U.S. federal income tax.

The Fund (Galaxy U.S. Treasury Money Market Fund) may not:	The Acquiring Fund (Columbia Government Reserves) may not:
1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.	1. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).	2. Same, with the inclusion of the following provision:
• Notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

The Fund (Galaxy U.S. Treasury Money Market Fund) may not:	The Acquiring Fund (Columbia Government Reserves) may not:
3. Make loans except to the extent permitted by the 1940 Act.	3. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

4. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of its portfolio securities.	4. Same, with the inclusion of the following provision: • This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

5. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	5. Same.

6. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.	6. Same, with the inclusion of the following provisions:
• A Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs; and
• This investment restriction does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

7. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule.	7. Same, with the inclusion of the following provision: • or any exemptive relief obtained by the Fund.

APPENDIX E

COMPARISON OF ANNUAL TOTAL RETURNS

The bar charts on the following pages show an investor how the Funds and their corresponding Acquiring Funds have performed in the past, and can help shareholders understand the risks of an investment in the Funds and their corresponding Acquiring Funds. A Fund's or Acquiring Fund's past performance is no guarantee of how it will perform in the future. Each bar chart shows year-by-year total return (%) as of December 31 of each year.

The tables on the following pages show an investor the average annual total return for each class of shares of the Funds and Acquiring Funds for the periods ended December 31, 2004.

No performance is shown for Columbia Government Plus Reserves because it is a "shell" fund that currently has no assets. No performance is shown for the Retail A Class Shares and G-Trust Class Shares of the Acquiring Funds because they are "shell" classes that currently have no assets. Instead, performance for other classes not involved in the Reorganizations (e.g., Trust Class Shares, Adviser Class Shares and Capital Class Shares) has been shown because they have similar annual returns as a result of the fact that the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses.

Columbia Government Plus Reserves

This Acquiring Fund, as a "shell" fund, does not yet have any performance.

*  Since Retail A Class Shares of the Acquiring Fund did not have any assets as of December 31, 2004, the returns shown are for Adviser Class Shares, another class of shares offered by the Acquiring Fund.

*  Since Retail A Class Shares of the Acquiring Fund did not have any assets as of December 31, 2004, the returns shown are for the Trust Class Shares, another class of shares offered by the Acquiring Fund.

*  Since Retail A Class Shares of the Acquiring Fund did not have any assets as of December 31, 2004, the returns shown are for the Adviser Class Shares, another class of shares offered by the Acquiring Fund.

*  Since Retail A Class Shares of the Acquiring Fund did not have any assets as of December 31, 2004, the returns shown are for the Adviser Class Shares, another class of shares offered by the Acquiring Fund.

AVERAGE ANNUAL TOTAL RETURNS

Galaxy Institutional Government Money Market Fund

	1 Year	5 Years	10 Years or Life of the Fund
Institutional Shares (%) Return Before Taxes	1.22%	2.79%	3.99%
Select Shares (%) Return Before Taxes	1.12%	-	1.03% (2/28/03)
Preferred Shares (%) Return Before Taxes	0.97%	-	0.87% (2/28/03)

Galaxy Government Money Market Fund

	1 Year	5 Years	10 Years
Retail A Shares (%) Return Before Taxes	0.74%	2.33%	3.57%
Trust Shares (%) Return Before Taxes	0.89%	2.49%	3.76%

Columbia Government Plus Reserves (shell fund) (Acquiring Fund)

This Acquiring Fund, as a "shell" fund, does not yet have any performance.

Galaxy Institutional Treasury Money Market Fund

	1 Year	5 Years	10 Years or Life of the Fund
Institutional Shares (%) Return Before Taxes	1.08%	2.68%	3.95%
Select Shares (%) Return Before Taxes	0.98%	-	1.57% (3/1/01)
Preferred Shares (%) Return Before Taxes	0.85%	-	1.45% (3/1/01)

Columbia Treasury Reserves (Acquiring Fund)

	1 Year	5 Years	10 Years or Life of the Fund
Capital Class Shares (%) Return Before Taxes	1.15%	2.79%	4.08%
Trust Class Shares (%) Return Before Taxes	1.05%	2.69%	2.93% (5/17/99)
Adviser Class Shares (%) Return Before Taxes	0.90%	2.53%	3.83% (9/22/94)

Galaxy Money Market Fund

	1 Year	5 Years	10 Years
Retail A Shares (%) Return Before Taxes	0.78%	2.42%	3.66%
Trust Shares (%) Return Before Taxes	1.00%	2.61%	3.86%

Columbia Money Market Reserves (Acquiring Fund)

	1 Year	5 Years	10 Years or Life of the Fund
Adviser Class Shares (shell class) (%) Return Before Taxes	0.99%	2.65%	3.19% (7/2/98)
Capital Class Shares (shell class) (%) Return Before Taxes	1.24%	2.91%	4.19%

Galaxy New York Municipal Money Market Fund

	1 Year	Life of the Fund
Retail A Shares (%) Return Before Taxes	0.78%	0.74% (9/16/03)
Trust Shares (%) Return Before Taxes	0.78%	0.74% (9/16/03)

Columbia New York Tax-Exempt Reserves (Acquiring Fund)

	1 Year	Life of the Fund
Trust Class Shares (shell class) (%) Return Before Taxes	0.96%	0.98% (2/15/02)
Capital Class Shares (shell class) (%) Return Before Taxes	1.06%	1.08% (2/15/02)

Galaxy Tax-Exempt Money Market Fund

	1 Year	5 Years	10 Years
Retail A Shares (%) Return Before Taxes	0.66%	0.57%	2.22%
Trust Shares (%) Return Before Taxes	0.79%	1.69%	2.35%

Columbia Tax-Exempt Reserves (Acquiring Fund)

	1 Year	Life of the Fund
Adviser Class Shares (shell class) (%) Return Before Taxes	0.79%	0.78% (8/9/02)
Capital Class Shares (shell class) (%) Return Before Taxes	1.04%	1.04% (6/13/02)

Galaxy U.S. Treasury Money Market Fund

	1 Year	5 Years	10 Years
Retail A Shares (%) Return Before Taxes	0.63%	2.21%	3.42%
Trust Shares (%) Return Before Taxes	0.79%	2.37%	3.58%

Columbia Government Reserves (Acquiring Fund)

	1 Year	5 Years	10 Years
Adviser Class Shares (shell class) (%) Return Before Taxes	0.95%	2.58%	3.86%
Capital Class Shares (shell class) (%) Return Before Taxes	1.20%	2.84%	4.13%

APPENDIX F

COMPARISON OF ORGANIZATIONAL DOCUMENTS AND GOVERNING LAW

The table below summarizes the significant differences between the Amended and Restated Declaration of Trust of Columbia Funds Series Trust (the "Proposed Surviving Trust") and the Declaration of Trust and Code of Regulations of The Galaxy Fund (the "Acquired Trust"). For additional information, shareholders of any Fund should refer directly to such documents, copies of which may be obtained by contacting Columbia Funds Series Trust at its address or telephone number listed on the cover page of this Proxy/Prospectus.(1)

Proposed Surviving Trust: Columbia Funds Series Trust	Acquired Trust: The Galaxy Fund
Shareholder Liability:	If any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating solely to his being or having been a shareholder, and not because of his acts or omissions, the shareholder or former shareholder (or his heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.
Any person extending credit to, contracting with or having any claim against any series may look only to the assets of that series to satisfy or enforce any debt, with respect to that series.	Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay by way of subscription to any shares or otherwise. Every obligation, contract, instrument, certificate, share, other security of any class of shares or undertaking, and every other act whatsoever executed in connection with the Trust or any class of shares shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under the Declaration of Trust or in their capacity as officers, employees or agents of the Trust and not individually. Every note, bond, contract, order or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or any class of shares, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any shareholder).
The rights accruing to a shareholder under the foregoing paragraph shall not exclude any other right to which such shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided for herein, provided that a shareholder of any class of shares shall be indemnified only from assets belonging to such class.
In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions outside such capacity or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the class(es) of shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the shareholder, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon from such assets.

(1)  All references to any class of shares in The Galaxy Fund's Declaration of Trust, as amended, shall include and refer to the shares of any series thereof.

	Proposed Surviving Trust: Columbia Funds Series Trust	Acquired Trust: The Galaxy Fund
Shareholder Voting Rights:	Shareholders have only the voting powers expressly granted under the 1940 Act or under Delaware law applicable to business trusts and have the right to vote on other matters only as the Board of Trustees may consider desirable and so authorize. Currently the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (a) elect Trustees; (b) approve investment advisory agreements and principal underwriting agreements; (c) approve a change in subclassification; (d) approve any change in fundamental investment policies; (e) approve a distribution plan under Rule 12b-1 of the 1940 Act; and (f) terminate the Trust's independent public accountant. Shareholders have the right to call special meetings and vote to remove Trustees but only if and to the extent that the SEC staff takes the position by rule, interpretive or other public release, or by no-action letter, that Section 16(c) of the 1940 Act gives them such right.	Shareholders have power to vote (a) for the election of Trustees, (b) to the same extent as the shareholders of a Massachusetts business corporation when considering whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, (c) with respect to certain matters relating to merger, consolidation, sale of assets or incorporation, (d) with respect to such additional matters relating to the Trust as may be required by law, by the Declaration of Trust, the Code of Regulations of the Trust, by any requirement applicable to or agreement of the Trust, and as the Trustees may consider desirable. There shall be no cumulative voting.

Shareholder Meetings:	A meeting of the shareholders may be called at any time by the Board or by the Chairman of the Board or by the President. Shareholders have the right to call special meetings and vote to remove Trustees, but only if and to the extent that the SEC staff takes the position by rule, interpretive or other public release, or by no-action letter, that Section 16(c) of the 1940 Act gives them such right.	Meetings of shareholders may be called by the Trustees as provided in the Code of Regulations and shall be called by the Trustees whenever required by law or upon the written request of shareholders owning at least ten percent (10%) of the outstanding shares entitled to vote.

Shareholder Quorum:	Except when required by applicable law or by the Declaration of Trust, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote at the meeting shall constitute a quorum. When any one or more series or classes is to vote on a separate matter, 33 1/3% of the shares of each such series or class entitled to vote shall constitute a quorum.	At any meeting of shareholders, a quorum for the transaction of business shall consist of a majority of the shares of each class outstanding and entitled to vote appearing in person or by proxy, provided that at any meeting at which the only actions to be taken are actions required by the 1940 Act to be taken by vote of all outstanding shares of all classes entitled to vote thereon, irrespective of class, a quorum shall consist of a majority of the shares (without regard to class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all classes of outstanding shares, a quorum shall consist of a majority of the outstanding shares of that class or classes so affected.

Required Shareholder Vote:	When a quorum is present, a majority of the shares represented at a meeting shall decide any matters and a plurality shall elect a Trustee, except when a larger vote is required by the Declaration of Trust or applicable law.	Unless otherwise required by the Declaration of Trust, the 1940 Act or other applicable law or regulations, a majority of shares entitled to vote on any question shall determine such question, except that in the election of Trustees, a plurality of shares voting, irrespective of class, shall elect a Trustee.

Shareholder Action by Written Consent:	Majority written consent of the shares entitled to vote on the matter (or any larger proportion as is expressly required by the Declaration of Trust) and holding a majority (or any larger proportion required) of the shares of any series or class entitled to vote separately on the matter is required for shareholder action taken without a meeting. The written consents must be filed with the records of the meetings of shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of shareholders.	Any action which may be taken by shareholders may be taken without a meeting if not less than a majority of the shareholders entitled to vote on the matter consent to the action in writing and the written consents are filed with the records of the meetings of shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of shareholders.

Shareholder Adjournment	Any meeting of Shareholders may be adjourned from time to time by a majority of the votes whether or not a quorum is present.	Reasonable adjournments of a meeting of shareholders until a quorum is obtained may be made by vote of the shares present in person or by proxy.

	Proposed Surviving Trust: Columbia Funds Series Trust	Acquired Trust: The Galaxy Fund
Notice to Shareholders:	Notice of shareholder meetings is to be given either personally, or by telephone, first-class mail, express mail, overnight mail, telegram, electronic mail, telefacsimile, internet or other similar electronic medium, charges prepaid, addressed to the shareholder at the address of that shareholder appearing on the books of the Trust or its transfer agent or given by the shareholder to the Trust for the purpose of notice not less than seven (7) nor more than one hundred and twenty (120) days before the date of the meeting. Unless otherwise required by the 1940 Act, notice need not state the purpose for which the meeting is called.	Written notice, stating the place, day and hour of each meeting of the shareholders and the general nature of the business to be transacted shall be given by, or at the direction of, the person calling the meeting to each shareholder of record entitled to vote at the meeting at least ten (10) days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

Shareholder Proxies:	Shares may be voted in person or by proxy or in any manner authorized by the Trustees. If a proposal by anyone other than the officers or Trustees is submitted to a vote of the shareholders of any series or class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, shares may be voted only in person or by written proxy unless the Trustees specifically authorize other permissible methods of transmission.	Shares may be voted in person or by proxy.

Trustee's Power to Amend Declaration of Trust:	The Declaration of Trust may be amended by the Trustees without shareholder approval unless expressly required by the 1940 Act or Delaware law, and all shareholders purchase shares with notice that the Declaration of Trust may be so amended unless expressly required by the 1940 Act or Delaware law.	The Declaration of Trust may be amended upon a resolution to that effect being adopted by the Board of Trustees and approval by the affirmative vote of the holders of not less than a majority of the outstanding shares, voting separately by class except to the extent that the 1940 Act may require voting without regarding to class.
The Trustees may amend the Declaration of Trust without a vote of shareholders to change the name of the Trust or to cure any error or ambiguity or if they deem it necessary to conform the Declaration of Trust to the requirements of applicable state or federal laws or regulations, including without limitation, the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing so to do.
The Declaration of Trust may not be amended in any manner whatsoever that would impair the exemption from personal liability of the Trustees and shareholders of the Trust or that would permit an assessment upon any shareholder.

Termination of Trust or Series/Class:	Except to the extent the 1940 Act expressly grants shareholders the power to vote on such terminations, the Trust, or any series thereof, may be terminated at any time by the Board with written notice to shareholders. To the extent the 1940 Act expressly grants shareholders the power to vote on such terminations, the Trust, or any series thereof, may be terminated by a vote of a majority of the shares of the Trust voting in the aggregate, or a majority of the shares of such series, entitled to vote.	The Trust shall continue without limitation, provided that the Trust or any class of shares may be terminated at any time in accordance with the provisions of the Declaration of Trust and applicable law.
The Trustees may, without the vote of the shares of any class then outstanding (unless otherwise required by applicable law), terminate a class by selling and conveying the assets belonging to a class of shares to another trust or corporation that is a management investment company (as defined in the 1940 Act and is organized under the laws of any state of the United States); by selling and converting the assets belonging to a class of shares into money and, after making provisions for the payment of all obligations, taxes and other liabilities of such class, either (i) redeem all outstanding shares of such class or (ii) combine the assets belonging to the class with the assets belonging to one or more other classes of shares of the Trust as described hereafter; or by combining the assets belonging to a class of shares with the assets belonging to any one or more other classes of shares if the Trustees reasonably determine that such combination will not have a material adverse effect on the shareholders of any class participating in such combination.

	Proposed Surviving Trust: Columbia Funds Series Trust	Acquired Trust: The Galaxy Fund
Merger or Consolidation of Trust or Series:	Except to the extent the 1940 Act expressly grants shareholders the power to vote on the matters below, the Board may cause:
(i) the Trust to be merged into or consolidated with another trust or company;
(ii) a series of the Trust to be merged into or consolidated with another series of the Trust or other trust or company;
(iii) the shares of a class of a series to be converted into another class of the same series;
(iv) the shares of the Trust or any series to be converted into beneficial interests in another business trust (or its series); or
(v) the shares of the Trust or any series to be exchanged for shares in another trust or company pursuant to any state or federal statute to the extent permitted by law without shareholder approval with written notice to the shareholders. To the extent the 1940 Act expressly grants shareholders the right to vote on such transactions, a vote of the majority of the shares (or of the series) entitled to vote and voting in the aggregate is required to approve such transaction.
	These provisions established by the Declaration of Trust eliminate any right to vote on a merger, consolidation, sale of assets or conversion that might otherwise be conferred by Sections 3815, 3821 or any other provision of the Delaware Business Trust Act.	The Trust may merge into or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of its assets, including its good will, upon such terms and conditions and for such consideration when and as authorized by vote or written consent of the Trustees and approved by the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote, voting separately by class except to the extent that the 1940 Act may require voting without regard to class, or by an instrument(s) in writing without a meeting consented to by the holders of not less than two-thirds of such shares, voting separately by class except to the extent that the 1940 Act may require voting without regard to class, and by the vote or written consent of the holders of two-thirds of the shares of each class of shares, provided that if such merger, consolidation, sale, lease or exchange is recommended by the Trustees, such may be approved by a vote of the majority of the outstanding shares of each class, voting separately by class.

Removal of Trustees:	A Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees specifying the effective date of removal. Additionally, if required by Section 16(c) of the 1940 Act, any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.	Any Trustee may be removed at any time or with or without cause by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective. Any trustee who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees.

Trustee Committees:	The Trust shall have a standing Audit Committee and a standing Nominating Committee and the Board may abolish any other committees except these at any time. Any committee formed by the Board has the authority of the Board, to the extent provided in the Board resolution, except with respect to:
(i) the approval of any action which, under applicable law, also requires shareholder approval or approval of the outstanding shares, or requires approval by a majority of the Board or certain Board members;
(ii) the filling of vacancies on the Board or any committees;
(iii) the fixing of compensation of the Trustees for serving on the Board or on any committee;
(iv) the amendment or repeal of the Declaration of Trust;
(v) the amendment or repeal of any Board resolution that by its express terms is not amendable or repealable; and
	(vi) the appointment of any other Board committees or committee members.	The Trustees may by resolution passed by a majority of the Trustees appoint from among their members an executive committee and other committees composed of two or more Trustees, and may delegate to such committees, in the intervals between meetings of the Trustees, any or all of the powers of the Trustees in the management of the business and affairs of the Trust, except the power to issue shares in the Trust or to recommend to shareholders any action requiring shareholders' approval.

Proposed Surviving Trust: Columbia Funds Series Trust	Acquired Trust: The Galaxy Fund
Trustee Liability:	Each Trustee may be liable only by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of the Trustee's office.	Every act or thing done or omitted, and every power exercised or obligation incurred by the Trustees or any of them in the administration of the Trust or in connection with any affairs, property or concerns of the Trust, whether ostensibly in their own names in their Trust capacity, shall be done, omitted, exercised or incurred by them as Trustees and not as individuals. Every person contracting or dealing with the Trustees or having any debt, claim or judgment against them or any of them shall look only to the funds and property of the Trust for payment or satisfaction. No Trustee(s) of the Trust shall ever be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree relating to the administration or preservation of the assets of the Trust or the conduct of any of the affairs of the Trust.
No Trustee shall be subject to any personal liability whatsoever to any person for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) but nothing in the Declaration of Trust shall protect any Trustee from any liability to the Trust or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of reckless disregard of his obligations and duties as Trustee; and that all persons shall look solely to the assets of the Trust belonging to a class of shares for satisfaction of claims of any nature arising in connection with the affairs of such class of the Trust.

Trustee Indemnification:	The Trust shall indemnify a Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) against all amounts incurred in connection with such proceeding if it is determined that the Trustee acted in good faith and reasonably believed:
(i) in the case of conduct in his official capacity as a Trustee, that his conduct was in the Trust's best interests;
(ii) in all other cases, that his conduct was at least not opposed to the Trust's best interests; and
(iii) in the case of criminal proceedings, that he had no reasonable cause to believe his conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.
The Trust shall indemnify a Trustee who was or is a party or is threatened to be made a party to any action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the Trustee is or was an agent of the Trust, against expenses incurred in defending or settling such action if the Trustee acted in good faith, in a manner the Trustee believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.	The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust.

	Proposed Surviving Trust: Columbia Funds Series Trust	Acquired Trust: The Galaxy Fund
Exceptions to Trustee Indemnification:	The Trust will not indemnify its Trustees against any liability to the Trust or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office. In addition, the Trust will make no indemnification with respect to the above situations for indemnification:
(i) with respect to any claim, issue or matter where the Trustee was judged to be liable on the basis that personal benefit was improperly received, whether or not the benefit resulted from an action taken in the person's official capacity as Trustee; or
(ii) with respect to any claim, issue or matter where the Trustee was judged to be liable in the performance of his Trustee's duty to the Trust, unless and only to the extent that the adjudicator determines upon application that the Trustee was not liable by reason of the conduct set forth above in subparagraph (i) and to be fairly and reasonably entitled to indemnity; or
	(iii) of amounts paid to settle or otherwise dispose of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless required approval by: (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are disinterested persons of the Trust; or (b) a written opinion by legal counsel is obtained.	The Trustee shall not be entitled to indemnification with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person.

Advance of Expenses:	The Trust may advance expenses incurred in defending any proceeding before its final disposition upon a written agreement by or on behalf of the Trustee to repay the amount of the advance if it is determined that the Trustee is not entitled to indemnification, together with at least one of the following:
(i) security for the undertaking;
(ii) insurance protecting the Trust against losses arising by reason of any lawful advances; or
	(iii) a determination by a majority of a quorum of disinterested, non-party Trustees, or by an independent legal counsel, that there is reason to believe based on a review of readily available facts that the Trustee ultimately will be found entitled to indemnification.	The Trustees may make advance payments in connection with the Trustee's indemnification, provided that the Trustee shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification.

Distributions:	No dividend or distribution including, without limitation, any distribution paid upon termination of the Trust or of any series or class with respect to, nor any redemption or repurchase of, the shares of any series or class shall be effected by the Trust other than from the assets held with respect to such series, nor shall any shareholder of any particular series otherwise have any right or claim against the assets held with respect to any other series except to the extent that such shareholder has such a right or claim hereunder as a shareholder of such other series. The Board has full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital, and each such determination and allocation is conclusive and binding upon the shareholders.	Shares of each class shall be entitled to such dividends and distributions, in shares or in cash or both, as may be declared from time to time by the Trustees; acting in their sole discretion with respect to such class, provided that dividends and distributions on shares of a particular class shall be paid only out of the lawfully available assets belonging to such class.

Conversion to a Master-Feeder Structure:	The Acquiring Funds have the ability to convert to a feeder fund in a master-feeder structure without shareholder approval.	No corresponding provision.

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PRO-37/90393-0905

Statement of Additional Information

Dated September 26, 2005

COLUMBIA FUNDS SERIES TRUST

One Bank of America Plaza

101 South Tryon Street

Charlotte, North Carolina  28255

(866) 348-1468

(November 16, 2005 Special Meetings of Shareholders of Galaxy Government Money Market Fund, Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund, Galaxy Money Market Fund, Galaxy New York Municipal Money Market Fund, Galaxy Tax-Exempt Money Market Fund and

Galaxy U.S. Treasury Money Market Fund)

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of the Funds of The Galaxy Fund to be held on November 16, 2005.  Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Columbia Funds Series Trust at the address or telephone number set forth above.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

Incorporation of Documents by Reference in Statements of Additional Information

Further information about the Institutional Shares, Select Shares and Preferred Shares of Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the Funds dated February 28, 2005, as supplemented.

Further information about the Trust Shares and Retail A Shares of Galaxy Government Money Market Fund, Galaxy Money Market Fund, Galaxy New York Municipal Money Market Fund, Galaxy Tax-Exempt Money Market Fund and Galaxy U.S. Treasury Money Market Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the Funds dated September 30, 2004, as supplemented.

Further information about the Capital Class Shares, Trust Class Shares and Adviser Class Shares of Columbia Treasury Reserves is contained in and incorporated herein by reference to the Statement of Additional Information for the Fund dated August 1, 2005, as supplemented.

The audited financial statements and related Report of Independent Accountants for the fiscal year ended March 31, 2005 for Columbia Treasury Reserves; and for the fiscal years ended May 31, 2005 for Galaxy Government Money Market Fund, Galaxy Money Market Fund, Galaxy New York Municipal Money Market Fund and Galaxy U.S. Treasury Money Market Fund; and for the fiscal years ended October 31, 2004 for Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund and Galaxy Tax-Exempt Money Market Fund are incorporated herein by reference.  The unaudited financial statements for the semi-annual period ended April 30, 2005 for Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund and Galaxy Tax-Exempt Money Market Fund are incorporated herein by reference.  No other parts of the annual and semi-annual reports are incorporated herein by reference.

1

Table of Contents

General Information	3
Introductory Note to Pro Forma Financial Information	4

2

General Information

The Reorganizations contemplates the transfer of the assets and liabilities of the Funds to the Acquiring Funds in exchange for shares of designated classes of the Acquiring Funds.  The shares issued by the Acquiring Funds will have an aggregate dollar value equal to the aggregate dollar value of the shares of the Funds that are outstanding immediately before the closing of the Reorganization.  The Acquiring Funds will serve as the accounting survivor in the Reorganizations.

Immediately after the Closing, the Funds will distribute the shares of the Acquiring Funds received in the Reorganization to its shareholders in liquidation of the Funds.  Each shareholder owning Fund shares at the Closing will receive shares of a designated class of the corresponding Acquiring Fund, and will receive any unpaid distributions that were declared before the Closing on the Fund shares.  If the Reorganization Agreement is approved and consummated, the Funds will transfer all of its assets and, and the corresponding Acquiring Funds will assume the Funds liabilities and obligations, as of the Closing, and all outstanding shares of the Funds will be redeemed and canceled in exchange for shares of the corresponding Acquiring Funds.

For further information about the transaction, see the Proxy/Prospectus.

3

Introductory Note to Pro Forma Financial Information

The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of each Fund to its corresponding Acquiring Fund accounted for as if the transfer had occurred as of March 31, 2005.  In addition, the pro forma combined statement of operations has been prepared as if the transfer had occurred at the beginning of the fiscal year ended March 31, 2006 and based upon the proposed fee and expense structure of the Acquiring Fund.  The pro forma combined statement of operations has been prepared by adding the statement of operations at March 31, 2005 for each Fund to the statement of operations for each corresponding Acquiring Fund and making adjustments for changes in the expense structure of the combined fund.

The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Funds and the Acquiring Funds included or incorporated herein by reference in the Statements of Additional Information.

4

Pro forma Combining

Investment Portfolio

As of 3/31/05

(unaudited)

					Galaxy Money Market Fund		Columbia Money Market Reserves
					Target Fund		Acquiring Fund		Pro Forma Combined
	Rate (%)	Maturity			Par (000)	Market Value (000)	Par (000)	Market Value (000)	Par (000)	Market Value (000)
CORPORATE BONDS AND NOTES				31.4%
Acton Assisted Living	2.950	6/1/10	(a)		$—	$—	$6,265	$6,265	$6,265	$6,265
American Express Credit Corp. Senior Note, Series B, MTN, Extendible	3.170	5/5/06	(a)		50,000	50,000	—	—	50,000	50,000
American Express Credit Corp. Senior Note, Series B, MTN, Extendible	3.120	6/19/06	(a)(b)		10,000	10,000	—	—	10,000	10,000
Beta Finance, Inc. MTN	2.808	4/26/05	(b)(c)		—	—	31,000	31,000	31,000	31,000
BNP Paribas	2.793	4/15/05	(a)		—	—	91,500	91,499	91,500	91,499
Canadian Imperial Bank of Commerce	2.955	12/30/05			—	—	75,000	75,000	75,000	75,000
Cancara Asset		5/18/05			5,848	5,827	—	—	5,848	5,827
CC USA, Inc.		5/18/05			10,000	9,964	—	—	10,000	9,964
CC USA, Inc.	2.800	1/24/06	(b)		—	—	207,000	206,966	207,000	206,966
Centau USA, Inc. MTN	2.900	12/2/05	(a)(b)		13,000	12,998	—	—	13,000	12,998
Chase Manhattan Bank	2.721	5/11/05	(a)		—	—	50,000	50,000	50,000	50,000
Citigroup, Inc.	2.900	5/19/05	(a)		—	—	20,000	20,003	20,000	20,003
Concord Minutemen		4/19/05			—	—	200,462	200,180	200,462	200,180
Concord Minutemen	2.810	4/13/06	(a)		—	—	62,000	62,000	62,000	62,000
Credit Agricole	2.795	4/19/05	(a)		—	—	50,000	50,000	50,000	50,000
Credit Agricole	2.795	4/21/05	(a)		—	—	150,000	149,999	150,000	149,999
Credit Suisse First Boston	2.445	10/7/05			—	—	50,000	50,000	50,000	50,000
Credit Suisse First Boston	2.750	11/14/05			—	—	75,000	75,000	75,000	75,000
Credit Suisse First Boston	2.830	9/20/05	(a)		—	—	102,000	101,997	102,000	101,997
Credit Suisse First Boston	3.110	12/29/05	(a)		12,000	12,002	69,500	69,505	81,500	81,507
Dorada Finance, Inc.	2.800	1/25/06	(b)		—	—	120,000	119,980	120,000	119,980
Fifth Third Bank	2.800	4/28/05	(a)		—	—	115,000	114,999	115,000	114,999
Fifth Third Bank	2.810	7/21/06	(a)(b)		20,000	20,000	—	—	20,000	20,000
First Tennessee Bank	2.750	5/3/05			25,000	25,000	—	—	25,000	25,000
General Electric Capital Corp. MTN	2.930	4/17/06			60,000	60,004	—	—	60,000	60,004
Goldman Sachs Group, Inc.	2.860	9/13/07	(a)(e)		—	—	140,000	140,000	140,000	140,000
Goldman Sachs Group, Inc.	3.160	4/12/06	(a)(b)(e)		25,000	25,018	—	—	25,000	25,018
Gulf Gate Apartments, Series 2003; LOC: Wells Fargo Bank, N.A.	2.900	9/1/28	(a)		2,000	2,000	—	—	2,000	2,000
Harrier Finance Funding LLC, Series 2, MTN	2.660	10/25/05	(a)(b)		20,000	20,000	—	—	20,000	20,000
HBOS Treasury Services Plc, Series 1, MTN	2.710	6/30/06	(a)(b)		20,000	20,000	—	—	20,000	20,000
HBOS Treasury Services Plc, MTN, Extendible	2.900	6/30/06	(a)(b)		15,000	15,004	—	—	15,000	15,004
Links Finance LLC		4/5/05	(d)		—	—	250,505	250,428	250,505	250,428
Links Finance LLC	2.180	7/15/05	(a)(b)		—	—	60,000	59,998	60,000	59,998
Links Finance LLC	2.853	5/25/05	(a)(b)		—	—	50,000	50,002	50,000	50,002
MBIA Global Funding LLC, MTN	2.810	7/29/05	(a)(b)		20,000	20,000	—	—	20,000	20,000
Morgan Stanley	2.830	8/19/05			—	—	100,000	100,000	100,000	100,000
Morgan Stanley, Series EXL, Extendible	2.890	7/27/06	(a)		40,000	40,000	—	—	40,000	40,000
Morgan Stanley	2.930	8/15/05	(a)		—	—	100,000	100,000	100,000	100,000
Premier Asset Collateralized Entity LLC	2.770	1/17/06	(a)(b)		—	—	50,000	50,000	50,000	50,000
Premier Asset Collateralized Entity LLC	2.813	5/17/05	(a)(b)		—	—	25,000	24,999	25,000	24,999
Royal Bank of Canada	2.754	7/10/06	(a)		15,000	15,000	—	—	15,000	15,000
Schlitz Park Associates II LP	2.900	12/1/21	(a)		—	—	6,750	6,750	6,750	6,750
Sedna Finance, Inc. MTN	2.590	10/14/05	(a)(b)		10,000	10,000	—	—	10,000	10,000
Sigma Finance, Inc.	2.630	1/17/06	(a)(b)		—	—	100,000	99,974	100,000	99,974
Sigma Finance, Inc.	2.713	1/23/06	(a)(b)		10,000	10,004	—	—	10,000	10,004
Sigma Finance, Inc.	2.730	11/14/05	(a)(b)		—	—	30,000	29,994	30,000	29,994
Sigma Finance, Inc.	2.758	2/15/06	(a)(b)		—	—	43,500	43,490	43,500	43,490

Sigma Finance, Inc.	2.760	7/18/05	(a)(b)		—	—	50,000	49,996	50,000	49,996
Sigma Finance, Inc.	2.795	9/12/05	(a)(b)		—	—	25,000	25,000	25,000	25,000
Sigma Finance, Inc. MTN	2.800	10/17/05	(a)(b)		15,000	14,997	—	—	15,000	14,997
Sigma Finance, Inc.	2.820	5/3/05	(a)(b)		—	—	50,000	50,000	50,000	50,000
SMM Trust	2.593	1/10/06	(a)(b)		—	—	11,990	11,990	11,990	11,990
Stanfield Victoria Funding LLC	2.760	3/15/06	(a)(b)		—	—	50,000	49,990	50,000	49,990
Tango Finance Corp. MTN	2.650	1/17/06	(a)(b)		25,000	25,003	—	—	25,000	25,003
Tango Finance Corp.	2.765	1/10/06	(a)(b)		—	—	50,000	49,996	50,000	49,996
Tango Finance Corp.	2.840	2/27/06	(a)(b)		—	—	62,000	62,009	62,000	62,009
Toyota Motor Credit Corp.	2.615	7/21/05	(a)		—	—	52,000	51,997	52,000	51,997
Toyota Motor Credit Corp.	2.820	9/9/05	(a)		—	—	30,000	30,016	30,000	30,016
US Bank, N.A.	2.770	2/17/06	(a)		30,000	30,000	—	—	30,000	30,000
Wachovia	6.800	6/1/05			—	—	12,295	12,380	12,295	12,380
Wells Fargo Bank	2.790	4/29/05	(a)		—	—	50,000	50,000	50,000	50,000
Wells Fargo & Co.	2.780	7/14/06	(a)(b)		25,000	25,000	—	—	25,000	25,000
Wells Fargo & Co.	3.020	6/17/05	(a)		—	—	190,000	190,010	190,000	190,010
White Pine Finance LLC	2.810	8/22/05			—	—	38,000	37,998	38,000	37,998
White Pine Finance LLC	2.620	10/17/05	(a)(b)		—	—	50,000	49,982	50,000	49,982
White Pine Finance LLC	2.620	10/25/05	(a)(b)		—	—	16,000	15,998	16,000	15,998
White Pine Finance LLC	2.710	2/15/06	(a)(b)		—	—	47,000	46,996	47,000	46,996
White Pine Finance LLC	2.730	3/10/06	(a)(b)		—	—	50,000	49,991	50,000	49,991
White Pine Finance LLC	2.730	12/12/05	(a)(b)		—	—	40,000	39,994	40,000	39,994
White Pine Finance LLC	2.784	8/18/05	(a)		—	—	32,000	31,996	32,000	31,996
White Pine Finance LLC	2.800	4/25/05	(a)(b)		—	—	24,000	24,000	24,000	24,000
White Pine Finance LLC	2.800	9/20/05	(a)		—	—	50,000	49,993	50,000	49,993
White Pine Finance LLC	2.810	12/20/05	(a)(b)		—	—	20,000	19,996	20,000	19,996
White Pine Finance LLC	2.810	3/20/06	(a)(b)		—	—	48,500	48,491	48,500	48,491
White Pine Finance LLC, MTN	2.905	9/7/05	(a)(b)		20,000	19,997	—	—	20,000	19,997
White Pine Finance LLC	2.540	10/17/05			—	—	38,000	37,994	38,000	37,994
TOTAL CORPORATE BONDS AND NOTES						497,818		3,516,840		4,014,658

CERTIFICATES OF DEPOSIT				16.2%
Banque National De Paris	3.250	11/25/05			—	—	200,000	200,000	200,000	200,000
Barclay’s Bank, Yankee	2.575	5/25/05			23,000	22,999	—	—	23,000	22,999
Calyon	3.105	11/14/05			—	—	75,000	75,002	75,000	75,002
Calyon	3.270	11/30/05			—	—	150,000	150,000	150,000	150,000
Canadian Imperial Commercial Bank	2.800	12/16/05	(c)		—	—	100,000	100,000	100,000	100,000
Canadian Imperial Bank of Commerce, Yankee, Extendible	2.870	4/14/06	(c)		60,000	60,000	—	—	60,000	60,000
Credit Suisse First Boston	2.875	4/1/05	(c)		—	—	100,000	100,000	100,000	100,000
HOBS Treasury Services PLC	3.130	9/9/05	(c)		—	—	75,000	75,000	75,000	75,000
HOBS Treasury Services PLC	3.290	3/15/06	(c)		—	—	75,000	75,000	75,000	75,000
HOBS Treasury Services PLC	3.370	3/20/06	(c)		—	—	75,000	75,000	75,000	75,000
Landesbank Hessen	3.250	2/17/06	(c)		—	—	105,000	105,000	105,000	105,000
Landesbank Hessen	3.300	3/10/06	(c)		—	—	50,000	50,000	50,000	50,000
Newcastle Building Society		4/18/05	(b(c)		—	—	45,000	44,940	45,000	44,940
Saturn Ventures	2.816	5/7/05	(c)(e)		—	—	44,397	44,397	44,397	44,397
Societe Generale Cayman	2.875	4/1/05	(c)		—	—	300,000	300,000	300,000	300,000
Suntrust Bank	2.813	4/1/05	(c)		—	—	338,745	338,745	338,745	338,745
Toronto Dominion NY	2.350	9/8/05	(c)		—	—	100,000	99,989	100,000	99,989
Unicredito Italiano	2.365	9/12/05	(c)		—	—	100,000	99,989	100,000	99,989
Unicredito Italiano	2.630	7/27/05	(c)		25,000	24,995	—	—	25,000	24,995
White Pine Financial	2.720	10/7/05	(a)		—	—	37,000	36,994	37,000	36,994
TOTAL CERTIFICATES OF DEPOSIT						107,994		1,970,057		2,078,051

GOVERNMENT AGENCIES AND OBLIGATIONS				16.9%
Federal Farm Credit Bank	2.800	6/15/05	(a)		—	—	50,000	50,000	50,000	50,000
Federal Home Loan Bank		5/5/05	(d)		—	—	90,000	89,815	90,000	89,815
Federal Home Loan Bank	1.350	4/15/05			19,000	19,000	100,000	100,000	119,000	119,000
Federal Home Loan Bank	1.350	4/29/05			10,000	10,000	—	—	10,000	10,000
Federal Home Loan Bank	1.300	4/25/05			—	—	175,000	175,000	175,000	175,000
Federal Home Loan Bank	1.300	4/27/05			8,000	8,000	—	—	8,000	8,000
Federal Home Loan Bank	1.380	4/15/05			—	—	25,000	25,000	25,000	25,000
Federal Home Loan Bank	1.400	4/4/05			6,500	6,500	—	—	6,500	6,500
Federal Home Loan Bank	1.400	4/15/05			—	—	50,000	49,999	50,000	49,999
Federal Home Loan Bank	1.450	4/4/05			20,000	20,000	—	—	20,000	20,000
Federal Home Loan Bank	1.550	5/4/05			—	—	75,000	75,000	75,000	75,000
Federal Home Loan Bank	1.625	4/15/05			—	—	40,325	40,329	40,325	40,329
Federal Home Loan Bank	2.590	4/19/05			15,000	15,000	—	—	15,000	15,000
Federal Home Loan Bank	2.626	8/2/05	(a)		—	—	50,000	49,998	50,000	49,998
Federal Home Loan Bank	2.631	8/2/05	(a)		—	—	75,000	75,001	75,000	75,001
Federal Home Loan Bank	2.755	10/3/05	(a)		—	—	50,000	49,991	50,000	49,991
Federal Home Loan Bank	2.760	7/26/05	(a)		—	—	65,000	64,995	65,000	64,995
Federal Home Loan Bank	2.770	4/25/05			20,000	19,999	—	—	20,000	19,999
Federal Home Loan Bank	2.800	6/1/05	(a)		—	—	75,000	75,000	75,000	75,000
Federal Home Loan Bank	2.834	9/8/05	(a)		—	—	275,000	274,933	275,000	274,933
Federal Home Loan Mortgage Corp.	2.550	10/7/05	(a)		50,000	50,000	—	—	50,000	50,000
Federal Home Loan Mortgage Corp.	2.725	11/7/05	(a)		25,000	25,000	—	—	25,000	25,000
Federal Home Loan Mortgage Corp.	2.925	9/9/05	(a)		35,000	35,000	150,000	150,000	185,000	185,000
Federal National Mortgage Association	1.550	5/4/05			18,000	18,000	—	—	18,000	18,000
Federal National Mortgage Association	1.750	5/23/05			10,000	10,000	—	—	10,000	10,000
Federal National Mortgage Association	2.308	9/6/05			—	—	350,000	349,909	350,000	349,909
Federal National Mortgage Association	2.430	10/3/05	(a)		—	—	100,000	99,967	100,000	99,967
Federal National Mortgage Association	2.455	7/6/05	(a)		—	—	100,000	99,982	100,000	99,982
Federal National Mortgage Association	2.758	5/3/05	(a)		—	—	30,000	29,999	30,000	29,999
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS						236,499		1,924,918		2,161,417

COMMERCIAL PAPER				15.5%
Amstel Funding Corp.		6/2/05	(b)		—	—	75,000	74,669	75,000	74,669
Amstel Funding Corp.		6/15/05	(b)		—	—	100,000	99,454	100,000	99,454
Atlantis One Funding		4/18/05	(b)		—	—	147,179	147,029	147,179	147,029
Atlantis One Funding		7/18/05	(b)		—	—	5,000	4,958	5,000	4,958
Atlantis One Funding		5/18/05	(b)		24,500	24,412	—	—	24,500	24,412
Atlantis One Funding	3.260	9/19/05	(b)		10,000	9,848	—	—	10,000	9,848
Bavaria TRR Corp.		4/1/05	(b)		—	—	100,000	100,000	100,000	100,000
Bavaria TRR Corp.		4/18/05	(b)		—	—	65,210	65,124	65,210	65,124
Citibank Credit Card Master Trust		4/18/05	(b)		—	—	100,000	99,868	100,000	99,868
Citibank Credit Card Master Trust		4/21/05	(b)		—	—	225,000	224,649	225,000	224,649
Deutsche Bank Financial LLC		5/2/05			—	—	400,000	399,036	400,000	399,036
FCAR Owner Trust I		9/15/05			—	—	32,500	32,021	32,500	32,021
FCAR Owner Trust I		11/8/05			—	—	50,000	49,058	50,000	49,058
Giro Balanced Funding Corp.		4/18/05	(b)		—	—	79,943	79,837	79,943	79,837
Giro Balanced Funding Corp.		9/23/05	(b)		15,000	14,767	—	—	15,000	14,767
Goldman Sachs Group, Inc.		8/10/05			—	—	65,000	64,443	65,000	64,443
Grampian Funding LLC		4/19/05	(b)		—	—	55,000	54,940	55,000	54,940
Grampian Funding LLC		6/30/05	(b)		29,000	28,793	—	—	29,000	28,793
Grampian Funding LLC	3.180	9/9/05	(b)		15,000	14,790	—	—	15,000	14,790
MBNA Credit Card Master Trust		4/28/05	(b)		—	—	75,000	74,845	75,000	74,845
Natexis Banq US Financial Co.		6/27/05			—	—	75,000	74,457	75,000	74,457
Natexis Banq US Financial Co.		6/30/05			—	—	75,000	74,438	75,000	74,438
Premier Asset Collateralized Entity LLC		6/1/05	(b)		10,000	9,951	—	—	10,000	9,951
Silver Tower US Funding LLC		6/20/05	(b)		—	—	50,000	49,667	50,000	49,667

Silver Tower US Funding LLC		7/5/05	(b)		25,000	24,805	—	—	25,000	24,805
Solitaire Funding LLC		6/22/05	(b)		40,117	39,843	—	—	40,117	39,843
Stanfield Victoria Funding LLC		6/28/05	(b)		12,300	12,209	—	—	12,300	12,209
Surrey Funding Corp.		6/29/05	(b)		20,000	19,851	—	—	20,000	19,851
Whistlejacket Capital, Ltd.		6/13/05	(b)		3,184	3,165	—	—	3,184	3,165
Whistlejacket Capital, Ltd.	2.760	4/15/05	(b)		13,000	13,000	—	—	13,000	13,000
TOTAL COMMERCIAL PAPER						215,434		1,768,493		1,983,927

MUNICIPAL BONDS AND NOTES
California				1.0%
CA Housing Finance Agency Revenue Series 2000R, Insured: AMBAC LOC: Westdeutsche Landesbank	2.850	2/1/32	(c)		—	—	18,100	18,100	18,100	18,100
CA Statewide Communities Development Authority Series 2004C-1, Insured: FSA	3.000	6/30/05			—	—	25,000	25,027	25,000	25,027
CA Los Angeles Department of Water & Power, Waterworks Revenue, Series 2004B-2 SPA: Dexia Credit Local	2.840	7/1/25	(c)		—	—	57,210	57,210	57,210	57,210
CA Los Angeles Department of Water & Power, Waterworks Revenue, Series 2004B-1 Insured: SPA: Dexia Credit Local	2.850	7/1/25	(c)		—	—	25,000	25,000	25,000	25,000
CA San Jose Financing Authority Lease Revenue Series 2000C Insured: MBIA, SPA: Morgan Guaranty Trust	2.850	12/1/24	(c)		—	—	5,400	5,400	5,400	5,400
Total California						—		130,737		130,737

Colorado				0.3%
CO Housing & Finance Authority, Single Family Class Revenue, Class 2004-A1 SPA: Dexia Credit Local	2.850	11/1/34	(c)		—	—	28,800	28,800	28,800	28,800
CO Housing & Finance Authority, Single Family Class Revenue, Series 2004-B2 SPA: Dexia Credit Local	2.850	11/1/34	(c)		—	—	10,000	10,000	10,000	10,000
CO Denver City & County Airport Revenue Series 2002D, LOC: Societe Generale	2.850	11/15/05	(c)		—	—	1,300	1,300	1,300	1,300
Total Colorado						—		40,100		40,100

Connecticut				0.1%
CT State Housing Finance Authority Series 2001A-4, Insured: AMBAC, LOC: FHLB SBPA	2.800	5/15/32	(c)		—	—	14,000	14,000	14,000	14,000
Total Connecticut						—		14,000		14,000

Florida				0.1%
FL State Housing Finance Agency, Series 1993, Insured: MBIA, SPA: Westdeutche Landesbank	2.850	1/1/34	(c)		—	—	10,800	10,800	10,800	10,800
FL Housing Finance Corp., Series 2002A, Insured: AMBAC, SPA: Dexia Credit Local	2.850	1/1/47	(c)		—	—	8,350	8,350	8,350	8,350
Total Florida						—		19,150		19,150

Georgia				0.1%
GA De Kalb County Development Authority, Emory University, Series B, GO	2.850	11/1/25	(c)		12,755	12,755	—	—	12,755	12,755
Total Georgia						12,755		—		12,755

Illinois				0.1%
IL Memorial Health System; LOC: JPMorgan Chase Bank	2.850	10/1/24	(c)		16,500	16,500	—	—	16,500	16,500
Total Illinois						16,500		—		16,500

Kentucky				0.1%
KY Hardin County, Industrial Building Revenue Refunding & Improvement, St. James Group; LOC: FHLB	2.850	3/1/27	(c)		11,240	11,240	—	—	11,240	11,240
Total Kentuky						11,240		—		11,240

Maine				0.4%
ME Portland, Pension Bonds, GO; SPA: Landesbank Hessen-Thuringen GZ	2.850	6/1/26	(c)		45,000	45,000	—	—	45,000	45,000
Total Maine						45,000		—		45,000

Maryland				0.6%
MD Baltimore Community Development Financing Corp.; Insured: MBIA, SPA: Wachovia Bank, N.A.	2.850	8/15/30	(c)		22,110	22,110	—	—	22,110	22,110
MD Baltimore Project Revenue, Baltimore Package Facilities; Insured: FGIC, SPA: Dexia Credit Local de France	2.850	7/1/32	(c)		44,700	44,700	—	—	44,700	44,700
MD Maryland State Health & Higher Education Authority, Charlestown Project, Series B; LOC: Wachovia Bank, N.A.	2.850	1/1/28	(c)		6,135	6,135	—	—	6,135	6,135
Total Maryland						72,945		—		72,945

Massachusetts				0.1%
MA State Housing Finance Agency	2.840	12/1/34			4,000	4,000	—	—	4,000	4,000
MA State Housing Finance Agency, Series 2004A Insured: FSA, SPA: Dexia Credit Local	2.850	1/1/44	(c)		—	—	8,608	8,608	8,608	8,608
Total Massachusetts						4,000		8,608		12,608

Michigan				0.1%
MI Michigan State University, Series C; SPA: Landesbank Hessen-Thuringen GZ	2.850	2/15/33	(c)		9,850	9,850	—	—	9,850	9,850
Total Michigan						9,850		—		9,850

Minnesota				0.1%
MN St. Paul Housing & Redevelopment Authority, Land Assembly Revenue, Housing 5000 Project; LOC: U.S. Bank, N.A.	2.900	1/1/24	(c)		15,000	15,000	—	—	15,000	15,000
Total Minnesota						15,000		—		15,000

New Hampshire				0.1%
NH New Hampshire State Business Finance Authority, Student Guaranteed, Series B; SPA: Bank of New York	2.910	11/1/20	(c)		10,000	10,000	—	—	10,000	10,000
NH New Hampshire HEFA, Easter Seals, Series B; LOC: Citizens Bank	2.900	12/1/08	(c)		1,000	1,000	—	—	1,000	1,000
Total New Hampshire						11,000		—		11,000

New York				0.3%
NY New York, Series A-9, GO; Insured: FGIC, SPA: FGIC SPI	2.850	11/1/23	(c)		40,100	40,100	—	—	40,100	40,100
Total New York						40,100		—		40,100

Ohio				0.1%
OH Richland County, Healthcare Facilities Revenue, Wesleyan, Series B; LOC: JPMorgan Chase Bank	2.850	11/1/27	(c)		5,160	5,160	—	—	5,160	5,160
OH State Air Quality Development Authority, Series 2004B, LOC: ABN AMRO Bank N.V.	2.840	6/1/24	(c)		—	—	13,000	13,000	13,000	13,000
Total Ohio						5,160		13,000		18,160

Texas				1.1%
TX Higher Education Authority, Student Loan Revenue, Series B, Insured: AMBAC, LOC: DEPFA Bank PLC	2.850	12/1/44	(c)		—	—	30,000	30,000	30,000	30,000
TX State GO, Series 1994A-2, SPA: DEPFA Bank PLC	2.850	12/1/33	(c)		—	—	46,200	46,200	46,200	46,200
TX State GO, Series 1994A-2, SPA: DEPFA Bank PLC	2.800	12/1/09	(c)		—	—	26,075	26,075	26,075	26,075
TX State GO, Series 1997B-2, SPA: DEPFA Bank PLC	2.850	12/1/29	(c)		—	—	15,000	15,000	15,000	15,000
TX State Veteran Housing Assistance, GO, Series 2004, SPA: Dexia Credit Local	2.850	12/1/24	(c)		—	—	18,605	18,605	18,605	18,605
Total Texas						—		135,880		135,880

Wisconsin				0.0%
WI Housing & Economic Develpment Authority, Home Owenership Revenue, Series 2004, SPA: Dexia Credit Local	2.850	9/1/35	(c)		—	—	5,000	5,000	5,000	5,000
Total Wisconsin						—		5,000		5,000

TOTAL MUNICIPAL BONDS AND NOTES						243,550		366,475		610,025

MORTGAGE-BACKED SECURITIES				2.3%
Aire Valley Mortgages	2.850	9/20/05	(a)(b)		—	—	33,000	33,000	33,000	33,000
Holmes Financing PLC	2.760	4/15/05	(a)		—	—	180,000	180,000	180,000	180,000
Permanent Financing PLC	2.740	9/10/05	(a)		—	—	45,000	45,000	45,000	45,000
Residential Mortgage Securities	2.820	5/13/27	(a)(b)		—	—	34,421	34,421	34,421	34,421
TOTAL MORTGAGE-BACKED SECURITIES						—		292,421		292,421

ASSET-BACKED SECURITIES				1.6%
Davis Square Funding, Ltd.	2.900	10/16/38	(c)(e)		—	—	42,500	42,500	42,500	42,500
G-Star Ltd.	2.900	6/25/22	(c)(e)		—	—	61,000	61,000	61,000	61,000
Phoenix-Mistic CBO, Ltd.	3.489	9/15/14	(c)(e)		—	—	50,000	50,012	50,000	50,012
Winston Funding Ltd.	2.560	4/23/09	(c)(e)		—	—	50,000	50,000	50,000	50,000
TOTAL ASSET-BACKED SECURITIES						—		203,512		203,512

REPURCHASE AGREEMENTS				11.2%
Repurchase agreement with Barclays Bank PLC, dated 03/31/05, due 04/01/05 at 2.650%, collateralized by FNMA Notes with various maturities, market value $52,979 (repurchase proceeds $51,944)					—	—	51,940	51,940	51,940	51,940

Repurchase agreement with Goldman Sachs, dated 03/31/05, due 04/01/05 at 2.900%, collateralized by various commercial paper, with various maturities, market value $50,236 (repurchase proceeds $55,899)					50,000	50,000	—	—	50,000	50,000

Repurchase agreement with Goldman Sachs, dated 03/31/05, due 04/01/05 at 2.910%, collateralized by various commercial paper, market value $306,000 (repurchase proceeds $300,024)					—	—	300,000	300,000	300,000	300,000

Repurchase agreement with Goldman Sachs, dated 03/31/05, due 04/01/05 at 2.890%, collateralized by FNMA Notes with various maturities, market value $408,000 (repurchase proceeds $400,032)		—	—	400,000	400,000	400,000	400,000

Repurchase agreement with Countrywide Home Loans dated 03/31/05, due 04/01/05 at 2.880%, collateralized by FNMA Notes with various maturities, market value $306,000 (repurchase proceeds $300,024)		—	—	300,000	300,000	300,000	300,000

Repurchase agreement with CS First Boston, dated 03/31/05, due 04/01/05 at 2.950%, collateralized by various commercial paper with various maturities, market value $102,004 (repurchase proceeds $100,008)		—	—	100,000	100,000	100,000	100,000

Repurchase agreement with CS First Boston, dated 03/31/05, due 04/01/05 at 2.925%, collateralized by various commercial paper with various maturities, market value $33,182 (repurchase proceeds $31,604)		31,601	31,601	—	—	31,601	31,601

Repurchase agreement with UBS Warburg dated 03/31/05, due 04/01/05 at 2.880%, collateralized by FNMA Notes with various maturities, market value $204,003 (repurchase proceeds $200,016)		—	—	200,000	200,000	200,000	200,000
TOTAL REPURCHASE AGREEMENTS			81,601		1,351,940		1,433,541

						Pro Forma Adjustment
Total Investments (f)	99.9%		1,382,896		11,394,656		12,777,552
Other Assets & Liabilities, net	0.1%		(570)		11,911	$407	11,748
Net Assets	100.0%		$1,382,326		$11,406,567		$12,789,300

Investments at cost			$1,382,896		$11,394,656		$12,777,552

Notes to Investment Portfolio:

(a)          Floating rate note.  The interest rate shown reflects the rate as of March 31, 2005.

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2005, these securities amounted to $2,961,688, which represents 23.2% of net assets.

(c)          Variable rate security.  The interest rate shown reflects the rate as of March 31, 2005

(d)         Zero coupon bond.

(e)          Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized cost which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At March 31, 2005, these securities amounted to $412,927, which represents 3.2% of net assets.

(f)            Cost for both financial statement and federal income tax purposes is $1,382,896 for the Galaxy Money Market Fund, $11,394,656 for the Columbia Money Market Reserves, and $12,777,552 for the funds combined.

ABBREVIATIONS:

AMBAC - Ambac Assurance Corp.

FHLB - Federal Home Loan Bank

FGIC - Financial Guarantee Insurance Co.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GO - General Obligation Bond

LOC - Letter of Credit

MBIA - MBIA Insurance Corp.

MTN - Medium-Term Note

SBPA - Standby Bond Purchase Agreement

SPA - Standby Purchase Agreement

Pro Forma Combining

Statement of Assets & Liabilities

As of March 31, 2005 (unaudited)

	Galaxy	Columbia
	Money Market	Money Market
	Fund	Reserves	Pro Forma
(in thousands)	Target Fund	Acquiring Fund	Adjustments		Pro Forma Combined
Assets:
Investments, at cost	$1,382,896	$11,394,656	$—		$12,777,552
Investments, at value	1,382,896	10,042,716	—		11,425,612
Repurchase agreements, at value	—	1,351,940	—		1,351,940
Interest Receivable	2,759	24,085	—		26,844
Receivable from investment adviser/administrator	—	576	—		576
Receivable from distributor	—	44	407	(d)	451
Deferred Trustees’ fees	194	—	—		194
Other assets	5	24	—		29
Total Assets	1,385,854	11,419,385	407		12,805,646

Liabilities:
Cash	6	—	—		6
Payable for Fund shares redeemed	—	2	—		2
Investment advisory fee payable	—	1,358	—		1,358
Administration fee payable	—	907	—		907
Shareholder servicing and distribution fees payable	—	653	—		653
Due to custodian	—	6	—		6
Distributions payable	2,526	9,555	(191	)(c)	11,890
Accrued Trustees’ fees and expenses	16	73	—		89
Payable to Columbia and Affiliates	557	—	—		557
Accrued Expenses and other liabilities	229	264	—		493
Deferred Trustees’ fees	194	—	—		194
Other Liabilities			191	(c)	191
Total Liabilities	3,528	12,818	—		16,346
Net Assets	$1,382,326	$11,406,567	$407		$12,789,300

Net assets consist of:
Paid-in capital in excess of par value	$1,382,417	$11,406,986	407	(d)	$12,789,810
Undistributed (overdistributed) net investment income	(120)	313			193
Accumulated net realized gain (loss) on investments sold	29	(732)	—		(703)
Net Assets	$1,382,326	$11,406,567	$407		$12,789,300

						Columbia
			Columbia			Money Market
	Galaxy Money		Money Market			Reserves
	Market Fund		Reserves	Pro Forma		Pro Forma
	(“Fund”)		(Acquiring Fund)	Adjustments		Combined(1)
G-Trust Class Shares
Net asset value	$—		$—	$1,000,099,086	(2)	$1,000,099,086
Shares outstanding	—		—	1,000,099,086	(2)	1,000,099,086
Net asset value per share	$—		$—			$1.00
Retail A Class Shares
Net asset value	$—		$—	$261,194,925	(3)	$261,194,925
Shares outstanding	—		—	261,170,767	(3)	261,170,767
Net asset value per share	$—		$—			$1.00
Retail A Shares(4)
Net asset value	$261,194,925	(3)	$—	$(261,194,925)		$—
Shares outstanding	261,170,767	(3)	—	(261,170,767)		—
Net asset value per share	$1.00		$—			$—
Trust Shares(4)
Net asset value	$999,675,895		$—	$(999,675,895)		$—
Shares outstanding	1,000,099,086		—	(1,000,099,086)		—
Net asset value per share	$1.00		$—			$—
Other Classes
Net asset value	$—		$11,970,906,747			$11,970,906,747
Shares outstanding	—		11,970,551,366			11,970,551,366
Net asset value per share	$—		$1.00			$1.00
Fund Totals
Net asset value	$1,260,870,820		$11,970,906,747	$423,191		$13,232,200,758
Shares outstanding	1,261,269,853		11,970,551,366	(0)		13,231,821,219
	$1.00		$1.00			$1.00

(1)   Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)   Includes net assets and shares from Trust Shares. Trust Shares will merge into G-Trust Class Shares on the date of the Reorganization.

(3)   Includes net assets and shares from Retail A Shares. Retail A Shares will merge into Retail A Class Shares on the date of the Reorganization.

(4)   Retail A and Trust Shares of the Fund will be exchanged for Retail A Class Shares and G-Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund’s shares at the time of the merger.

Pro Forma Combining

Statement of Operations

For the Twelve Months Ended March 31, 2005 (unaudited)

	Galaxy	Columbia
	Money Market	Money Market
	Fund	Reserves	Pro Forma	Pro Forma
(in thousands)	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$28,059	$178,070	$—	$206,129
Total Investment Income	28,059	178,070	—	206,129

Expenses:
Investment advisory fee	6,319	15,329	(3,948)	17,700	(a)
Administration fee	1,059	10,219	522	11,800	(a)
Transfer agent fee	—	411	21	432	(c)
Transfer agent fee — Retail A Shares	714	—	(714)	—	(c)
Transfer agent fee — Trust Shares	138	—	(138)	—	(c)
Custodian fee	36	524	—	560
Trustees’ fees and expenses	21	28	(7)	42	(b)
Registration and filing fees	23	119	(7)	135	(b)
Legal and audit fees	51	147	(16)	182	(b)
Printing expense	104	71	(17)	158	(b)
Pricing and bookkeeping fees	118	—	22	140	(d)
Other	53	440	—	493
Subtotal	8,636	27,288	(4,282)	31,642
Shareholder servicing and distribution fees:
Trust Class Shares	—	8	—	8	(a)
Institutional Class Shares	—	679	—	679	(a)
Liquidity Class Shares	—	1,148	—	1,148	(a)
Adviser Class Shares	—	4,093	—	4,093	(a)
Investor Class Shares	—	318	—	318	(a)
Daily Class Shares	—	22	—	22	(a)
Service Class Shares	—	468	—	468	(a)
Investor B Shares	—	86	—	86	(a)
Investor C Shares	—	9	—	9	(a)
Retail A Shares	355	—	—	355	(e)

Total expenses	8,991	34,119	(4,282)	38,828
Fees waived by investment advisor, administrator and/or distributor	(478)	(7,338)	(673)	(8,489	)(a)
Fees reduced by credits allowed by custodian	—	(12)	—	(12)

Net expenses	8,513	26,769	(4,955)	30,327

Net investment income (loss)	19,546	151,301	4,955	175,802

Net realized gain (loss) on investments sold	31	(733)	—	(702)

Net Increase in Net Assets from Operations	$19,577	$150,568	$4,955	$175,100

(a)               Based on the contract in effect for Columbia Money Market Reserves, the surviving fund.

(b)              Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)               Adjustment to realign Galaxy Money Market Fund with Columbia Money Market Reserves fee structure.

(d)              Reflects the impact of changes to the pricing and bookkeeping fees that are expected to be implemented on the date the merger is consumated.

(e)               Based on the contract in effect for the Retail A Shares of Galaxy Money Market Fund, the target fund.

COLUMBIA MONEY MARKET RESERVES

AND

GALAXY MONEY MARKET FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements

March 31, 2005

(unaudited)

Note 1.  Organization

Columbia Money Market Reserves (the “Acquiring Fund”) is a series of Columbia Funds Series Trust (the “Trust”), which is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Galaxy Money Market Fund (“Target Fund”) is a series of The Galaxy Fund, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.  The Target Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers ten classes of shares: Capital Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares, Investor C Shares and Institutional Class Shares. The Target Fund offers two series of shares: Trust Shares and Retail A Shares.  Each share class has its own expense structure.

At the date of merger, two new series of shares will be offered by the Acquiring Fund: Retail A Shares and G Trust Shares.  Retail A Shares and Trust Shares of the Target Fund will be exchanged for new Retail A Shares and new G Trust Shares of the Acquiring Fund at the time of merger.

Note 2.  Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolios and Pro Forma Statements of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005.  The Pro Forma Statements of Operations of the Target Fund and Acquiring Fund have been combined to reflect twelve months ended March 31, 2005.  Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

1

Following the merger the Acquiring Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005 and May 31, 2004 for the Acquiring Fund and the Target Fund, respectively, as well as the semi-annual shareholder reports dated September 30, 2004 and November 30, 2004 for the Acquiring Fund and the Target Fund, respectively.

Note 3.  Significant Accounting Policies

Both the Acquiring Fund and the Target Fund have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.  In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.  Therefore, no federal income or excise tax provision is recorded.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Also, under the Trust’s organizational documents, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 4.  Fees and Compensation paid to Affiliates

Investment advisory fees, sub-advisory fees, administration fees and related party transactions are detailed in the annual shareholder reports referenced above in Note 2.

Note 5.  Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger.  The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005.  The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005:

2

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger	Total Shares Outstanding Post Combination
Capital Class Shares	7,148,370,024		7,148,370,024
Trust Class Shares	10,931,681		10,931,681
Liquidity Class Shares	492,186,918		492,186,918
Adviser Class Shares	1,740,853,514		1,740,853,514
Investor Class Shares	85,967,527		85,967,527
Daily Class Shares	3,586,656		3,586,656
Service Class Shares	1,762,871		1,762,871
Investor B Shares	6,469,443		6,469,443
Investor C Shares	988,442		988,442
Institutional Class Shares	1,915,804,160		1,915,804,160
Retail A Shares		378,792,139	378,792,139
G Trust Shares		1,003,909,777	1,003,909,777

Note 6.  Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures.  The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. – the investment advisor to and distributor of the Columbia Funds, respectively, - to reduce Columbia Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.  BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Columbia Funds and not unacceptable to the staff of the SEC.  Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS.  At this time, the distribution plan

3

is still under development.  As such, any gain to the Columbia Funds or their shareholders can not be determined.  More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust (now known as Columbia Funds Series Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”).  On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).  Subsequently, additional related cases were transferred to the MDL.  On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.  One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants.  Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action.  The MDL is ongoing.  Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds.  Columbia Funds Series Trust has filed a motion to dismiss that is pending, and no discovery has been taken.  At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

4

Pro forma Combining

Investment Portfolio

As of 4/30/05

(unaudited)

				Galaxy Government Money Market Fund		Galaxy Institutional Government Money Market Fund		Columbia Government
				Target Fund		Target Fund		Plus Reserves	Pro forma	Pro Forma Combined
Rate (%)	Maturity			Par	Market Value	Par	Market Value	Acquiring Fund	Adjustments	Par	Market Value

U.S. GOVERNMENT AGENCY OBLIGATIONS			79.31%

Federal National Mortgage Association			30.04%
1.550	05/04/05			$7,000,000	$7,000,000	$10,000,000	$10,000,000	$—		$17,000,000	$17,000,000
1.600	05/13/05			6,000,000	6,000,000	5,000,000	5,000,000	—		11,000,000	11,000,000
1.750	05/23/05			5,000,000	5,000,000	6,000,000	6,000,000	—		11,000,000	11,000,000
2.798	05/25/05	(a)		—	—	39,391,000	39,317,995	—		39,391,000	39,317,995
2.820	06/01/05	(a)		10,000,000	9,975,889	35,000,000	34,915,611	—		45,000,000	44,891,500
2.853	06/13/05	(a)		—	—	28,100,000	28,005,014	—		28,100,000	28,005,014
3.038	07/13/05	(a)		—	—	35,183,000	34,968,257	—		35,183,000	34,968,257
3.186	08/24/05	(a)		15,000,000	14,849,302	—	—	—		15,000,000	14,849,302
3.118	09/07/05	(a)		3,000,000	2,966,998	35,000,000	34,614,971	—		38,000,000	37,581,969
2.990	10/03/05	(b)		—	—	15,000,000	14,995,844	—		15,000,000	14,995,844
3.025	10/21/05	(b)		15,000,000	14,995,347	20,000,000	19,993,797	—		35,000,000	34,989,144
6.000	12/15/05			—	—	10,000,000	10,152,858	—		10,000,000	10,152,858
					60,787,536		237,964,347	—			298,751,883

Federal Home Loan Mortgage Corporation			27.74%
2.842	06/13/05	(a)		—	—	20,900,000	20,829,602	—		20,900,000	20,829,602
3.050	08/01/05	(a)		5,000,000	4,961,411	12,917,000	12,817,309	—		17,917,000	17,778,720
3.072	08/08/05	(a)		—	—	22,790,000	22,599,476	—		22,790,000	22,599,476
1.500	08/15/05			3,650,000	3,631,863	—	—	—		3,650,000	3,631,863
2.925	09/09/05	(b)		16,000,000	16,000,150	38,000,000	38,000,938	—		54,000,000	54,001,088
3.133	09/20/05	(a)		3,000,000	2,963,435	35,000,000	34,574,789	—		38,000,000	37,538,224
3.083	10/07/05	(b)		25,000,000	25,002,566	35,000,000	35,000,000	—		60,000,000	60,002,566
3.344	11/01/05	(a)		5,000,000	4,916,178	20,000,000	19,664,711	—		25,000,000	24,580,889
2.725	11/07/05	(b)		15,000,000	15,000,000	20,000,000	20,000,000	—		35,000,000	35,000,000
					72,475,603		203,486,825	—			275,962,428

Federal Farm Credit Bank			11.26%
2.780	10/27/05	(b)		—	—	25,000,000	24,995,077	—		25,000,000	24,995,077
2.970	12/27/05	(b)		—	—	35,000,000	34,992,800	—		35,000,000	34,992,800
2.760	08/09/06	(b)		5,000,000	4,998,103	20,000,000	19,992,413	—		25,000,000	24,990,516
2.780	10/04/06	(b)		2,000,000	1,998,822	—	—	—		2,000,000	1,998,822
2.780	01/25/07	(b)		—	—	25,000,000	24,993,573	—		25,000,000	24,993,573
					6,996,925		104,973,863	—			111,970,788

Federal Home Loan Bank			10.27%
1.500	05/09/05			—	—	30,000,000	29,992,550	—		30,000,000	29,992,550
2.775	07/15/05	(b)		20,000,000	19,998,554	20,000,000	19,998,554	—		40,000,000	39,997,108
3.149	09/14/05	(a)		—	—	25,000,000	24,707,222	—		25,000,000	24,707,222
2.870	09/16/05	(b)		7,500,000	7,498,737	—	—	—		7,500,000	7,498,737
					27,497,291		74,698,326	—			102,195,617

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS					167,757,355		621,123,361	—			788,880,716

REPURCHASE AGREEMENTS			20.72%

Repurchase agreement with:
Greenwich Capital Markets dated 04/29/05, Repurchase Price $152,808,811 (Collateralized by U.S. Government Agency Obligations in a joint trading account, 0.10% - 14.78%, Due 04/16/08 - 01/16/44;Total Par $598,370,911, Market Value $157,356,519)	2.970	05/02/05		60,000,000	60,000,000	92,771,000	92,771,000	—		152,771,000	152,771,000

Repurchase agreement with:
Credit Suisse First Boston Corp. dated 04/29/05, Repurchase Price $53,310,191 (Collateralized by U.S. Government Agency Obligations in a joint trading account, 4.00% - 10.50%, Due 10/01/07 - 04/01/35;Total Par $54,015,859, Market Value $54,896,095)	2.970	05/02/05		53,297,000	53,297,000	—	—			53,297,000	53,297,000

TOTAL REPURCHASE AGREEMENTS					113,297,000		92,771,000				206,068,000

Total Investments (c)			100.03%		281,054,355		713,894,361				994,948,716
Other Assets & Liabilities, net			-0.03%		(356,121)		55,444		63		(300,614)
Net Assets			100.00%		$280,698,234		$713,949,805				$994,648,102

Investments at cost					$281,054,355		$713,894,361				$994,948,716

Notes to Investment Portfolio

(a)  Discount yield at time of purchase.

(b)  Interest rate is reset at various time intervals.  The interest rate shown reflects the rate as of April 30, 2005.

(c)  Cost for both financial statement and federal income tax purposes is $281,054,355 for Galaxy Government Money Market Fund, $713,894,361 for Galaxy Institutional Government Money Market Fund, and $994,948,716 for the funds combined.

Pro Forma Combining

Statement of Assets & Liabilities

As of April 30, 2005 (unaudited)

	Galaxy Government Money Market Fund	Galaxy Institutional Government Money Market Fund	Columbia Government Plus Reserves	Pro Forma		Pro Forma
(in thousands)	Target Fund	Target Fund	Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$167,757,355	$621,123,361		$—		$788,880,716
Repurchase agreements, at cost	113,297,000	92,771,000				206,068,000
Affiliated Investments, at cost	—	—				—
Investments, at value	281,054,355	713,894,361	—	—		994,948,716
Cash	769	557	—	—		1,326
Receivable from distributor	—	—	—	63	(c)	63
Interest Receivable	335,610	856,656	—	—		1,192,266
Deferred Trustees’ fees	54,024	37,201	—	—		91,225
Total Assets	281,444,758	714,788,775	—	63		996,233,596

Liabilities:
Payable investment advisor/affiliates	90,005	126,159	—	—		216,164
Distributions payable	525,724	630,235	—	(57	)(a)	1,155,902
Accrued Trustees’ fees and expenses	1,221	1,150	—			2,371
Accrued Expenses and other liabilities	75,550	44,225	—			119,775
Deferred Trustees’ fees	54,024	37,201	—	57	(a)	91,282
Total Liabilities	746,524	838,970	—	—		1,585,494
Net Assets	$280,698,234	$713,949,805	$—	$63		$994,648,102

Net assets consist of:
Par value	$280,745	$713,961	$—	$—		$994,706
Paid-in capital in excess of par value	280,463,980	713,246,928	—	63	(c)	993,710,971
Undistributed (overdistributed) net investment income	(41,174)	(10,982)	—			(52,156)
Accumulated net realized gain (loss) on investments sold	(5,317)	(102)	—			(5,419)
Unrealized appreciation on investments	—	—	—			—
Net Assets	$280,698,234	$713,949,805	$—	$63		$994,648,102

			Galaxy	Columbia			Columbia
	Galaxy		Institutional	Government			Government
	Government		Government	Plus Reserves			Plus Reserves
	Money Market Fund		Money Market Fund	(Acquiring	Pro Forma		Pro Forma
	(“Fund”)		(“Fund”)	Fund)	Adjustments		Combined(1)
Preferred Shares(5)
Net asset value	$—	(5)	$8,705,804	$—	$(8,705,804)		$—
Shares outstanding	—	(5)	8,706,410	—	(8,706,410)		—
Net asset value per share	$—		$1.00	$—			$—
Institutional Shares(6)
Net asset value	$—	(6)	$446,775,868	$—	$(446,775,868)		$—
Shares outstanding	—	(6)	446,789,993	—	(446,789,993)		—
Net asset value per share	$—		$1.00	$—			$—
Select Shares(7)
Net asset value	$—	(7)	$46,998,853	$—	$(46,998,853)		$—
Shares outstanding	—	(7)	47,000,434	—	(47,000,434)		—
Net asset value per share	$—		$1.00	$—			$—
Adviser Class Shares(8)
Net asset value	$—		$—	$—	$8,706,410	(5)	$8,706,410
Shares outstanding	—		—	—	8,706,410	(5)	8,706,410
Net asset value per share	$—		$—	$—			$1.00
Capital Class Shares(8)
Net asset value	$—		$—	$—	$446,789,993	(6)	$446,789,993
Shares outstanding	—		—	—	446,789,993	(6)	446,789,993
Net asset value per share	$—		$—	$—			$1.00
Trust Class Shares(8)
Net asset value	$—		$—	$—	$47,000,434	(7)	$47,000,434
Shares outstanding	—		—	—	47,000,434	(7)	47,000,434
Net asset value per share	$—		$—	$—			$1.00
G-Trust Class Shares
Net asset value	$—		$—	$—	$232,048,465	(2)	$232,048,465
Shares outstanding	—		—	—	232,048,465	(2)	232,048,465
Net asset value per share	$—		$—	$—			$1.00
Retail A Class Shares
Net asset value	$—		$—	$—	$17,832,415	(3)	$17,832,415
Shares outstanding	—		—	—	17,832,415	(3)	17,832,415
Net asset value per share	$—		$—	$—			$1.00
Retail A Shares(4)
Net asset value	$17,807,252	(3)	$—	$—	$(17,807,252)		$—
Shares outstanding	17,832,415	(3)	—	—	(17,832,415)		—
Net asset value per share	$1.00		$—	$—			$—
Trust Shares(4)
Net asset value	$232,027,138	(2)	$—	$—	$(232,027,138)		$—
Shares outstanding	232,048,465	(2)	—	—	(232,048,465)		—
Net asset value per share	$1.00		$—	$—			$—
Fund Totals
Net asset value	$249,834,390		$502,480,525	$—	$62,802		$752,377,717
Shares outstanding	249,880,880		502,496,837	—	0		752,377,717
Net asset value per share	$1.00		$1.00	$—			$1.00

(1)   Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)   Includes net assets and shares from Trust Shares. Trust Shares will merge into new G-Trust Class Shares on the date of the Reorganization.

(3)   Includes net assets and shares from Retail A Shares. Retail A Shares will merge into new Retail A Class Shares on the date of the Reorganization.

(4)   Retail A Shares and Trust Shares of the Fund will be exchanged for Retail A Class Shares and G-Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund’s shares at the time of the merger.

(5)   Includes net assets and shares from Preferred Shares. Preferred Shares will merge into Adviser Class Shares on the date of the Reorganization.

(6)   Includes net assets and shares from Institutional Shares. Institutional Shares will merge into Capital Class Shares on the date of the Reorganization.

(7)   Includes net assets and shares from Select Shares. Institutional Shares will merge into Trust Class Shares on the date of the Reorganization.

(8)   Preferred Shares and Institutional Shares and Select Shares of the Fund will be exchanged for Adviser Class Shares, Capital Class Shares and Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund’s shares at the time of the merger.

Pro Forma Combining

Statement of Operations

For the Twelve Months Ended April 30, 2005 (unaudited)

	Galaxy Government Money Market Fund	Galaxy Institutional Government Money Market Fund	Columbia Government Plus Reserves	Pro Forma	Pro Forma
(in thousands)	Target Fund	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$9,114,938	$14,429,397	$—	$—	$23,544,335
Dividends	—	2,738	—	—	$2,738
Total Investment Income	9,114,938	14,432,135	—	—	23,547,073

Expenses:
Investment advisory fee	2,054,623	1,522,584	—	(1,024,938)	2,552,269	(a)
Administration fee	344,149	510,066	—	—	854,215	(a)
Custodian fee	31,073	29,205	—	—	60,278
Pricing and bookkeeping fees	88,975	97,409	—	(46,384)	140,000	(e)
Professional Fees	38,635	47,988	—	(17,177)	69,446	(b)
Shareholder servicing fees
Select Shares		125,439	—	—	125,439	(a)
Preferred Shares		59,534	—	—	59,534	(a)
Retail A Shares	267,911		—	—	267,911	(f)
Transfer agent fees	—	—	—	185,222	185,222	(d)
Institutional Shares	—	4,927	—	(4,927)	—	(d)
Select Shares	—	61	—	(61)	—	(d)
Preferred Shares	—	73	—	(73)	—	(d)
Retail A Shares	175,779	—	—	(175,779)	—	(d)
Trust Shares	34,731	—	—	(34,731)	—	(d)
Trustees’ fees and expenses	18,298	22,092	—	—	40,390
Reports to Shareholders	69,654	4,348	—	(10,448)	63,554	(b)
Miscellaneous	59,272	108,318	—	(14,980)	152,610	(b)
Total expenses before reimbursement / waiver	3,183,100	2,532,044	—	(1,144,276)	4,570,868
Less: fees waived or reimbursed by Investment Advisor	(30,461)	(849,555)	—	(685,699)	(1,565,715	)(a)
Less: fees waived or reimbursed by Investment Advisor or affiliates of Investment Advisor					—
Select Shares		(41,813)	—	—	(41,813	)(c)
Retail A Shares	(19,219)	—	—	19,219	—	(a)
Trust Shares	(18,030)	—	—	18,030	—	(a)
		—		—
Total expenses net of reimbursement / waiver	3,115,390	1,640,676	—	(1,792,726)	2,963,340

Net investment income (loss)	5,999,548	12,791,459	—	1,792,726	20,583,733

Net realized gain (loss) on investments sold	—	—	—	—	—

Net Increase in Net Assets from Operations	$5,999,548	$12,791,459	$—	$1,792,726	$20,583,733

(a)  Based on the contract in effect for Galaxy Institutional Government Money Market Fund

(b)  Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)  Based on voluntary fee waiver currently in effect for Galaxy Institutional Government Money Market Fund

(d)  Adjustment to realign Transfer Agent fees to the current fee structure and to change from class specific expenses to fund fevel expenses upon consumation of the merger.

(e)  Reflects the impact of changes to the Pricing and bookkeeping fees that are expected to be implemented on the date the merger is consumated.

(f)  Based on the contract in effect for the Retail A Shares of the Galaxy Government Money Market Fund,

COLUMBIA GOVERNMENT PLUS RESERVES,

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

AND

GALAXY GOVERNMENT MONEY MARKET FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements

April 30, 2005

(unaudited)

Note 1.  Organization

Columbia Government Plus Reserves (the “Acquiring Fund” or the “Fund”) is a new series of Columbia Funds Series Trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Galaxy Institutional Government Money Market Fund and Galaxy Government Money Market Fund (collectively “Target Funds”) are each a series of The Galaxy Fund, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

Columbia Government Plus Reserves and Galaxy Institutional Government Money Market Fund each seek current income with liquidity and stability of principal.  Galaxy Government Money Market Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Fund Shares

The Acquiring Fund and the Target Funds each may issue an unlimited number of shares. The Acquiring Fund offers five classes of shares: Retail A Shares, Trust Shares, Institutional Shares, Select Shares and Preferred Shares. Galaxy Institutional Government Money Market Fund offers three classes of shares: Institutional Shares, Select Shares and Preferred Shares.  Galaxy Government Money Market Fund offers two series of shares: Retail A Shares and Trust Shares.  Each share class has its own expense structure.

Note 2.  Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Funds with the Acquiring Fund as if such merger had occurred on May 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Acquiring Funds and the Target Funds will be accounted for by the method of accounting for tax-free mergers of investment companies.  The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolios and Pro Forma Statements of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of April 30, 2005.  The Pro Forma Statements of Operations of the Target Funds and Acquiring Fund have been combined to reflect twelve months ended April 30, 2005.  Columbia Management Advisors, Inc. expects that all of the securities held by the Target Funds as of April 30, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

1

Following the merger the Acquiring Fund will assume the accounting history of Galaxy Institutional Money Market Fund.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Target Funds included within their respective annual and semi-annual shareholder reports.  The annual shareholder reports are dated October 31, 2004 and May 31, 2004 for Galaxy Institutional Government Money Market Fund and the Galaxy Government Money Market Fund, respectively.  The semi-annual shareholder reports are dated April 30, 2005 and November 30, 2004 for the Galaxy Institutional Government Money Market Fund and Galaxy Government Money Market Fund, respectively.

Note 3.  Significant Accounting Policies

Both the Acquiring fund and the Target Funds have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt, if any, for its tax year, and as such will not be subject to federal income taxes.  In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.  Therefore, no federal income or excise tax provision is recorded.

Note 4.  Fees and Compensation paid to Affiliates

Investment advisory fees, sub-advisory fees, administration fees and related party transactions are detailed in the annual shareholder reports referenced above in Note 2.

Note 5.  Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Funds’ shareholders in connection with the proposed merger.  The number of shares assumed to be issued is equal to the net asset value of the Target Funds divided by the net asset value per share of the Acquiring Fund as of April 30, 2005.  The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at April 30, 2005:

2

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger from Galaxy Institutional Government Money Market Fund	Additional Shares Assumed Issued with Merger from Galaxy Government Money Market Fund	Total Shares Outstanding Post Combination
Institutional Shares	—	627,861,624		627,861,624
Select Shares	—	71,473,123		71,473,123
Preferred Shares	—	14,631,370		14,631,370
Retail A Shares	—		56,154,555	56,154,555
Trust Shares	—		224,590,170	224,590,170

Note 6.  Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures.  The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. – the investment advisor to and distributor of the Columbia Funds, respectively, - to reduce Columbia Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.  BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Columbia Funds and not unacceptable to the staff of the SEC.  Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS.  At this time, the distribution plan

3

is still under development.  As such, any gain to the Columbia Funds or their shareholders can not be determined.  More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust (now known as Columbia Funds Series Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”).  On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).  Subsequently, additional related cases were transferred to the MDL.  On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.  One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants.  Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action.  The MDL is ongoing.  Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds.  Columbia Funds Series Trust has filed a motion to dismiss that is pending, and no discovery has been taken.  At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

4

Pro forma Combining

Investment Portfolio

As of 3/31/05

(unaudited)

					Galaxy U.S. Treasury Money Market Fund Target Fund		Columbia Government Reserves Acquiring Fund		Pro forma Adjustments	Pro Forma Combined
	Rate (%)	Maturity			Par (000)	Market Value (000)	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

U. S. GOVERNMENT AGENCIES AND OBLIGATIONS				99.9%

U.S. Government Agencies				89.8%
Federal Farm Credit Bank
	2.134	4/14/05	(a)		$—	$—	$40,090	$40,090		$40,090	$40,090
	2.500	11/15/05			—	—	38,298	38,225		38,298	38,225
	2.750	6/29/05	(a)		—	—	350,000	350,000		350,000	350,000
	2.760	5/9/05			20,000	19,992	—	—		20,000	19,992
	2.770	9/2/05	(a)		—	—	50,000	49,998		50,000	49,998
	2.780	7/21/05	(a)		—	—	275,000	274,992		275,000	274,992
	2.780	4/25/05			25,000	24,994	—	—		25,000	24,994
	2.790	6/28/06	(a)		—	—	275,000	274,993		275,000	274,993
	2.800	6/15/05			—	—	150,000	150,000		150,000	150,000
						44,986		1,178,298			1,223,284

Federal Home Loan Bank
Discount note		4/1/05			9,490	9,490	—	—		9,490	9,490
Discount note		4/8/05			—	—	250,066	249,988		250,066	249,988
Discount note		6/8/05			—	—	622,362	620,666		622,362	620,666
	1.300	4/25/05			—	—	57,000	56,999		57,000	56,999
	1.350	4/15/05			—	—	32,000	32,000		32,000	32,000
	1.400	4/15/05			—	—	10,000	10,000		10,000	10,000
	1.500	8/26/05			—	—	3,890	3,871		3,890	3,871
	1.560	5/20/05			—	—	50,000	50,000		50,000	50,000
	1.625	4/15/05			—	—	20,000	20,003		20,000	20,003
	2.050	2/10/06			—	—	7,800	7,726		7,800	7,726
	2.080	4/15/05			—	—	29,330	29,325		29,330	29,325
	2.125	9/20/05			—	—	39,000	38,922		39,000	38,922
	2.250	10/27/05			—	—	62,365	62,268		62,365	62,268
	2.300	8/12/05			—	—	82,000	81,856		82,000	81,856
	2.340	6/13/06	(a)		—	—	148,000	147,859		148,000	147,859
	2.345	9/12/05	(a)		—	—	50,000	49,989		50,000	49,989
	2.500	4/11/06			—	—	80,000	79,087		80,000	79,087
	2.580	6/2/06	(a)		—	—	100,000	99,924		100,000	99,924
	2.619	10/3/05	(a)		—	—	50,000	49,988		50,000	49,988
	2.626	8/2/05	(a)		—	—	50,000	49,998		50,000	49,998
	2.631	8/2/05	(a)		—	—	300,000	300,005		300,000	300,005
	2.656	5/10/06	(a)		—	—	80,000	79,951		80,000	79,951
	2.755	10/3/05	(a)		—	—	80,000	79,986		80,000	79,986
	2.760	7/26/05	(a)		—	—	30,000	29,998		30,000	29,998
	2.775	7/15/05	(a)		25,000	24,997	—	—		25,000	24,997
	2.975	3/28/06	(a)		—	—	100,000	99,946		100,000	99,946
	3.625	11/15/05			—	—	10,000	10,048		10,000	10,048
	6.500	11/15/05			—	—	35,000	35,785		35,000	35,785
						34,487	—	2,376,188			2,410,675
Total U.S. Government Agencies						79,473	—	3,554,486			3,633,958

				Galaxy U.S. Treasury Money Market Fund Target Fund		Columbia Government Reserves Acquiring Fund		Pro forma Adjustments	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value (000)	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

U.S. Treasury Obligations			10.1%			—	—
U.S. Treasury Bill						—	—
Discount note		4/7/2005		30,000	29,987	—	—		30,000	29,987
Discount note		4/14/2005		60,000	59,950	—	—		60,000	59,950
Discount note		4/14/2005		100,000	99,905	—	—		100,000	99,905
Discount note		4/21/2005		30,000	29,962	20,384	20,358		50,384	50,319
Discount note		5/5/2005		17,030	16,991	—	—		17,030	16,991
Discount note		6/9/2005		50,000	49,742	—	—		50,000	49,742
Discount note		6/9/2005		10,000	9,948	—	—		10,000	9,948
Discount note		6/16/2005		25,000	24,857	—	—		25,000	24,857
Discount note		6/30/2005		15,000	14,898	—	—		15,000	14,898
Discount note		7/7/2005		25,000	24,828	—	—		25,000	24,828
Discount note		9/15/2005		25,000	24,655	—	—		25,000	24,655
Total U.S. Treasury Obligations					385,723	—	20,358			406,081
						—	—
TOTAL U. S. GOVERNMENT AGENCIES AND OBLIGATIONS					465,196	—	3,574,843			4,040,039

						—	—
Total Investments (b)			99.9%		465,196	—	3,574,843			4,040,039
Other Assets & Liabilities, net			0.1%		(776)	—	6,388	211		5,823
Net Assets			100.0%		$464,420	—	$3,581,231			$4,045,862

Investments at cost					$464,340	—	$3,574,843			$4,039,183

Notes to Investment Portfolio:

(a)          Variable rate security.  The interest rate shown reflects the rate as of March 31, 2005.

(b)         Cost for both financial statement and federal income tax purposes is $464,340 for Galaxy U.S. Treasury Money Market Fund, $3,574, 843 for Columbia Government Reserves, and $4,039,183 for for the funds combined.

Pro Forma Combining

Statement of Assets & Liabilities

As of  March 31, 2005 (unaudited)

(in thousands)	Galaxy U.S. Treasury Money Market Fund Target Fund	Columbia Government Reserves Acquiring Fund	Pro Forma Adjustments		Pro Forma Combined
Assets:
Investments, at cost	$465,196	$3,574,843	$—		$4,040,039
Investments, at value	465,196	3,574,843	—		4,040,039
Receivable for Fund shares sold	—	254			254
Interest Receivable	319	9,308	—		9,627
Receivable from investment adviser/administrator	—	170	—		170
Receivable from distributor	—	33	211	(d)	244
Deferred Trustees’ fees	71	—	—		71
Other assets	—	8	—		8
Total Assets	465,586	3,584,616	211		4,050,413

Liabilities:
Payable for Fund shares redeemed	—	5	—		5
Investment advisory fee payable	—	465	—		465
Administration fee payable	—	310	—		310
Shareholder servicing and distribution fees payable	—	637	—		637
Due to custodian	—	2	—		2
Distributions payable	837	1,707	(91	)(c)	2,453
Accrued Trustees’ fees and expenses	2	124	—		126
Payable to investment advisor/Affiliates	160	—	—		160
Accrued Expenses and other liabilities	96	135	91	(c)	322
Deferred Trustees’ fees	71	—	—		71
Total Liabilities	1,166	3,385	—		4,551
Net Assets	$464,420	$3,581,231	$211		$4,045,862

Net assets consist of:
Paid-in capital in excess of par value	$464,381	$3,581,212	211	(d)	$4,045,804
Undistributed (overdistributed) net investment income	33	252			285
Accumulated net realized gain (loss) on investments sold	6	(233)			(227)
Net Assets	$464,420	$3,581,231	$211		$4,045,862

	Galaxy US Treasury Fund (“Fund”)		Columbia Government Reserves Fund (Acquiring Fund)	Pro Forma Adjustments		Columbia Government Reserves Fund Pro Forma Combined(1)
Retail A Class Shares
Net asset value	$—		$—	$148,173,931	(3)	$148,173,931
Shares outstanding	—		—	148,172,100	(3)	148,172,100
Net asset value per share	$—		$—			$1.00
G-Trust Class Shares
Net asset value	$—		$—	$294,948,912	(2)	$294,948,912
Shares outstanding	—		—	294,948,912	(2)	294,948,912
Net asset value per share	$—		$—			$1.00
Retail A Shares (4)
Net asset value	$148,173,931	(3)	$—	$(148,173,931)		$—
Shares outstanding	148,172,100	(3)	—	(148,172,100)		—
Net asset value per share	$1.00		$—			$—
Trust Shares(4)
Net asset value	$294,729,172		$—	$(294,729,172)		$—
Shares outstanding	294,948,912		—	(294,948,912)		—
Net asset value per share	$1.00		$—			$—
All Other Classes
Net asset value	$—		$3,974,331,808			$3,974,331,808
Shares outstanding	—		3,974,247,584			3,974,247,584
Net asset value per share	$—		$1.00			$1.00
Fund Totals
Net asset value	$442,903,103		$3,974,331,808	$219,740		$4,417,454,651
Shares outstanding	443,121,012		3,974,247,584	—		4,417,368,595
Net asset value per share	$1.00		$1.00			$1.00

(1)   Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)   Includes net assets and shares from Trust Shares. Trust Shares will merge into G-Trust Class Shares on the date of the Reorganization.

(3)   Includes net assets and shares from Retail A Shares. Retail A Shares will merge into Retail A Class Shares on the date of the Reorganization.

(4)   Retail A Shares and Trust Shares of the Fund will be exchanged for new Retail A Class Shares and G-Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund’s shares at the time of the closing of the reorganization.

Pro Forma Combining

Statement of Operations

For the Twelve Months Ended March 31, 2005 (unaudited)

(in thousands)	Galaxy U.S. Treasury Money Market Fund Target Fund	Columbia Government Reserves Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined
Investment Income:
Interest	$11,307	$67,639	$—	$78,946
Dividends	—	—	—	$—
Total Investment Income	11,307	67,639	—	78,946

Expenses:
Investment advisory fee	2,834	5,948	(1,770)	7,012	(a)
Administration fee	475	3,965	235	4,675	(a)
Transfer agent fee	—	173	176	349	(c)
Transfer agent fee — Retail A Shares	332	—	(332)	—	(c)
Transfer agent fee — Trust Shares	8	—	(8)	—	(c)
Custodian fee	16	202	—	218
Trustees’ fees and expenses	18	28	(6)	40	(b)
Registration and filing fees	24	136	(15)	145	(b)
Legal and audit fees	35	137	(19)	153	(b)
Printing expense	116	57	(18)	155	(b)
Pricing and bookkeeping fees	84	—	56	140	(d)
Other	50	143	—	193
Subtotal	3,992	10,789	(1,701)	13,080
Shareholder servicing and distribution fees:
Trust Class Shares	—	308	—	308	(a)
Institutional Class Shares	—	109	—	109	(a)
Liquidity Class Shares	—	841	—	841	(a)
Adviser Class Shares	—	2,216	—	2,216	(a)
Investor Class Shares	—	1,959	—	1,959	(a)
Daily Class Shares	—	1,939	—	1,939	(a)
Investor A Shares	—	110	—	110	(a)
Investor B Shares	—	8	—	8	(a)
Retail A Shares	414	—	—	414	(e)
Total expenses	4,406	18,279	(1,701)	20,984
Fees waived by investment advisor, administrator and/or distributor	(190)	(3,155)	(682)	(4,027	)(a)
Fees reduced by credits allowed by custodian	—	(40)	—	(40)

Net expenses	4,216	15,084	(2,383)	16,917

Net investment income (loss)	7,091	52,555	2,383	62,029

Net realized gain (loss) on investments sold	7	(233)	—	(226)

Net Increase in Net Assets from Operations	$7,098	$52,322	$2,383	$61,803

(a)          Based on the contract in effect for Columbia Government Reserves, the surviving fund.

(b)         Reflects elimination of duplicate expenses achieved as a result of  merging funds.

(c)          Adjustment to realign Galaxy U.S. Treasury Money Market Fund with Columbia Government Reserves Fund fee structure.

(d)         Reflects the impact of changes to the Pricing and bookkeeping fees that are expected to be implemented on the date the merger is consumated.

(e)          Based on the contract in effect for the Retail A Shares of the Galaxy US Treasury Money Market Fund , the target fund.

COLUMBIA GOVERNMENT RESERVES

AND

GALAXY U.S. TREASURY MONEY MARKET FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements

March 31, 2005

(unaudited)

Note 1.  Organization

Columbia Government Reserves (the “Acquiring Fund”) is a series of Columbia Funds Series Trust (the “Trust”), which is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Galaxy U.S. Treasury Money Market Fund (“Target Fund”) is a series of The Galaxy Fund, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-management investment company.

Investment Goal

The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.  The Target Fund seeks current income with liquidity and stability of principal.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers nine classes of shares: Capital Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Daily Class Shares, Investor A Shares, Investor B Shares and Institutional Class Shares.  The Target Fund offers two series of shares: Trust Shares and Retail A Shares.  Each share class has its own expense structure.

At the date of merger, two new series of shares will be offered by the Acquiring Fund: Retail A Shares and G Trust Shares.  Retail A Shares and Trust Shares of the Target Fund will be exchanged for new Retail A and new G Trust shares of the Acquiring Fund at the time of merger.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolios and Pro Forma Statements of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005.  The Pro Forma Statements of Operations of the Target Fund and Acquiring Fund have been combined to reflect twelve months ended March 31, 2005.  Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

1

Following the merger the Acquiring Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005 and May 31, 2004 for the Acquiring Fund and the Target Fund, respectively, as well as the semi-annual shareholder reports dated September 30, 2004 and November 30, 2004 for the Acquiring Fund and the Target Fund, respectively.

Note 3.  Significant Accounting Policies

Both the Acquiring Fund and the Target Fund have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.  In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.  Therefore, no federal income or excise tax provision is recorded.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Also, under the Trust’s organizational documents, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 4.  Fees and Compensation paid to Affiliates

Investment advisory fees, sub-advisory fees, administration fees and related party transactions are detailed in the annual shareholder reports referenced above in Note 2.

Note 5.  Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger.  The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005.  The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005:

2

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger	Total Shares Outstanding Post Combination
Capital Class Shares	1,131,882,974		1,131,882,974
Trust Class Shares	250,245,307		250,245,307
Liquidity Class Shares	410,698,586		410,698,586
Adviser Class Shares	804,455,359		804,455,359
Investor Class Shares	461,048,162		461,048,162
Daily Class Shares	304,274,410		304,274,410
Investor A Shares	31,651,140		31,651,140
Investor B Shares	703,995		703,995
Institutional Class Shares	186,358,609		186,358,609
Retail A Shares		191,276,676	191,276,676
G Trust Shares		273,345,845	273,345,845

Note 6. Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures.  The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. – the investment advisor to and distributor of the Columbia Funds, respectively, - to reduce Columbia Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.  BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Columbia Funds and not unacceptable to the staff of the SEC.  Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS.  At this time, the distribution plan is still under development.  As such, any gain to the Columbia Funds or their shareholders can not be determined.  More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced

3

sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust (now known as Columbia Funds Series Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”).  On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).  Subsequently, additional related cases were transferred to the MDL.  On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.  One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants.  Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action.  The MDL is ongoing.  Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds.  Columbia Funds Series Trust has filed a motion to dismiss that is pending, and no discovery has been taken.  At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

4

Pro forma Combining

Investment Portfolio

As of 3/31/05

(unaudited)

					Galaxy Institutional Treasury Money Market Fund Target Fund		Columbia Treasury Reserves Acquiring Fund		Pro Forma Combined
	Rate (%)	Maturity			Par (000)	Market Value (000)	Par (000)	Market Value (000)	Par (000)	Market Value (000)

U. S. GOVERNMENT AGENCIES AND OBLIGATIONS				30.2%
U.S. GOVERNMENT AGENCIES				3.7%
Federal Home Loan Bank
	1.350	4/29/05			$20,000	$20,000	$—	$—	$20,000	$20,000
	2.550	10/7/05	(a)		35,000	35,007	—	—	35,000	35,007
	2.590	4/19/05			28,000	28,000	—	—	28,000	28,000
	2.770	4/25/05			40,000	39,999	—	—	40,000	39,999
	2.775	7/15/05	(a)		80,000	79,992	—	—	80,000	79,992
	2.925	9/9/05	(a)		75,000	75,000	—	—	75,000	75,000
						277,998		—		277,998
Federal National Mortgage Association
	1.550	5/4/05			44,000	44,000	—	—	44,000	44,000
	2.733	8/29/05	(a)		90,000	89,982	—	—	90,000	89,982
	2.820	11/15/05			50,000	49,987	—	—	50,000	49,987
						183,969		—		183,969
Total U.S. Government Agencies						461,967		—		461,967

U.S TREASURY OBLIGATIONS				26.4%
U.S. Treasury Bill
Discount note		4/14/2005			—	—	400,000	399,619	400,000	399,619
Discount note		4/21/2005			—	—	123,979	123,794	123,979	123,794
Discount note		5/19/2005			—	—	5,602	5,583	5,602	5,583
Discount note		5/26/2005			—	—	470,000	468,148	470,000	468,148
Discount note		6/16/2005			—	—	200,000	198,841	200,000	198,841
U.S. Treasury Note
	1.500	3/31/2006			—	—	100,000	98,221	100,000	98,221
	1.625	4/30/2005			103,000	103,004	1,202,000	1,201,479	1,305,000	1,304,483
	1.875	11/30/2005			—	—	205,000	203,989	205,000	203,989
	5.750	11/15/2005			—	—	264,000	268,610	264,000	268,610
	6.750	5/15/2005			—	—	200,000	201,067	200,000	201,067
Total U.S. Treasury Obligations						103,004		3,169,351		3,272,355
TOTAL U. S. GOVERNMENT AGENCIES AND OBLIGATIONS						564,971		3,169,351		3,734,322
REPURCHASE AGREEMENTS				69.8%
Repurchase agreement with Bear Stearns dated 03/31/05, due 04/01/05 at 2.660%, collateralized by US Treasury Bonds and Notes with various maturities, market value $255,002 (repurchase proceeds $250,018)	2.660	4/1/05			—	—	250,000	250,000	250,000	250,000

Repurchase agreement with Bear Stearns dated 03/31/05, due 04/01/05 at 2.670%, collateralized by US Treasury Bonds and Notes with various maturities, market value $768,423 (repurchase proceeds $750,056)	2.670	4/1/05			—	—	750,000	750,000	750,000	750,000

Repurchase agreement with BNP Paribas dated 03/31/05, due 04/01/05 at 2.630%, collateralized by a US Treasury Bill maturing on 09/29/05, market value $147,900 (repurchase proceeds $145,011)	2.630	4/1/05	—	—	145,000	145,000	145,000	145,000

Repurchase agreement with Countrywide Home Loans dated 03/31/05, due 04/01/05 at 2.600%, collateralized by US Treasury Bonds and Notes with various maturities, market value $561,000 (repurchase proceeds $550,040)	2.600	4/1/05	—	—	550,000	550,000	550,000	550,000

Repurchase agreement with Deutsche Bank Securities dated 03/26/04, due 04/26/05 at 1.200%, collateralized by GNMA Bonds with various maturities, market value $204,000 (repurchase proceeds $202,640)(b)	1.200	4/26/05	—	—	200,000	200,000	200,000	200,000

Repurchase agreement with First Union National Bank dated 03/31/05, due 04/01/05 at 2.830%, collateralized by GNMA Bonds and US Treasury Notes with various maturities, market value $714,000 (repurchase proceeds $700,055)	2.830	4/1/05	—	—	700,000	700,000	700,000	700,000

Repurchase agreement with Goldman Sachs, dated 03/31/05, due 04/01/05 at 2.550%, collateralized by U.S. Treasury Bonds and Notes, with various maturities, market value $306,000 (repurchase proceeds $300,021)	2.550	4/1/05	300,000	300,000	—	—	300,000	300,000

Repurchase agreement with Goldman Sachs, dated 03/31/05, due 04/01/05 at 2.650%, collateralized by U.S. Treasury Bonds and Notes, with various maturities, market value $714,000 (repurchase proceeds $700,052)	2.650	4/1/05	700,000	700,000	—	—	700,000	700,000

Repurchase agreement with Goldman Sachs, dated 03/31/05, due 04/01/05 at 2.900%, collateralized by FNMA Bonds and US Treasury Notes with various maturities, market value $153,543 (repurchase proceeds $170,850)	2.900	4/1/05	170,836	170,836	—	—	170,836	170,836

Repurchase agreement with Greenwich Capital dated 03/31/05, due 04/01/05 at 2.650%, collateralized by U.S. Treasury Bonds and Notes, with various maturities, market value $612,002 (repurchase proceeds $600,044)	2.650	4/1/05	600,000	600,000	—	—	600,000	600,000

Repurchase agreement with Greenwich Capital dated 03/31/05, due 04/01/05 at 2.650%, collateralized by a US Treasury Note maturing on 05/15/09, market value $510,004 (repurchase proceeds $500,037)	2.650	4/1/05	—	—	500,000	500,000	500,000	500,000

Repurchase agreement with J.P. Morgan Chase Securities dated 03/31/05, due 04/01/05 at 2.830%, collateralized by GNMA Bonds with various maturities, market value $306,004 (repurchase proceeds $300,024)	2.830	4/1/05	—	—	300,000	300,000	300,000	300,000

Repurchase agreement with Morgan Stanley dated 03/31/05, due 04/01/05 at 2.630%, collateralized by a U.S. Treasury Note maturing 07/15/12, market value $257,501 (repurchase proceeds $250,018)	2.630	4/1/05		250,000	250,000	—	—	250,000	250,000

Repurchase agreement with UBS Warburg dated 03/31/05, due 04/01/05 at 2.630%, collateralized by US Treasury Bonds and Notes with various maturities, market value $867,001 (repurchase proceeds $850,062)	2.630	4/1/05		850,000	850,000	—	—	850,000	850,000

Repurchase agreement with UBS Warburg dated 03/31/05, due 04/01/05 at 2.660%, collateralized by US Treasury Bonds and Notes with various maturities, market value $1,396,077 (repurchase proceeds $1,368,799)	2.660	4/1/05		—	—	1,368,698	1,368,698	1,368,698	1,368,698

Repurchase agreement with Westdeutsche Landesbank Girozentrale dated 03/31/05, due 04/01/05 at 2.625%, collateralized by U.S. Treasury Bonds and Notes with various maturities, market value $510,000 (repurchase proceeds $500,036)	2.625	4/1/05		—	—	500,000	500,000	500,000	500,000

Repurchase agreement with Westdeutsche Landesbank Girozentrale dated 03/31/05, due 04/01/05 at 2.850%, collateralized by GNMA Bonds with various maturities, market value $510,000 (repurchase proceeds $500,040)	2.850	4/1/05		—	—	500,000	500,000	500,000	500,000
TOTAL REPURCHASE AGREEMENTS					2,870,836		5,763,698		8,634,534

Total Investments (c)			99.9%		3,435,807		8,933,049	Pro Forma Adjustments	12,368,856
Other Assets & Liabilities, net			0.1%		(4,932)		11,719	156	6,943
Net Assets			100.0%		$3,430,875		$8,944,768		$12,375,799

Investments at cost					$3,435,807		$8,933,049		$12,368,856

Notes to Investment Portfolio:

(a)     Interest rate is reset at various time intervals.  The interest rate shown reflects the rate in effect on 03/31/05.

(b)     Illiquid secruities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At March 31, 2005, these securities amounted to $200,0000 which represents  1.6% of net assets.

(c)     Cost for financial statement and federal income tax purposes is

$3,435,807 for Galaxy Institutional Treasury Money Market Fund,

$8,933,049 for Columbia Treasury Reserves, and

$12,368,856 for the funds combined.

ABBREVIATIONS:

GNMA  -  Government National Mortgage Association

Pro Forma Combining

Statement of Assets & Liabilities

As of  March 31, 2005 (unaudited)

	Galaxy	Columbia
	Institutional Treasury	Treasury
	Money Market Fund	Reserves	Pro Forma
(in thousands)	Target Fund	Acquiring Fund	Adjustments		Pro Forma Combined
Assets:
Investments, at cost	$3,435,807	$8,933,049	$—		$12,368,856
Investments, at value	3,435,807	3,169,351	—		6,605,158
Repurchase agreements, at value	—	5,763,698			5,763,698
Cash	1	—	—		1
Interest Receivable	2,432	23,238	—		25,670
Receivable from investment adviser/administrator	—	480	—		480
Receivable from distributor	—	36	156	(d)	192
Deferred Trustees’ fees	193	—	—		193
Other assets	—	29	—		29
Total Assets	3,438,433	8,956,832	156		12,395,421

Liabilities:
Investment advisory fee payable	—	1,072	—		1,072
Administration fee payable	—	716	—		716
Shareholder servicing and distribution fees payable	—	1,459	—		1,459
Distributions payable	6,391	8,287	(51	)(c)	14,627
Accrued Trustees’ fees and expenses	14	278	—		292
Payable to investment advisor/Affiliates	798	—	—		798
Accrued Expenses and other liabilities	162	252	—		414
Deferred Trustees’ fees	193	—	—		193
Other Liabilities			51	(c)	51
Total Liabilities	7,558	12,064	—		19,622
Net Assets	$3,430,875	$8,944,768	$156		$12,375,799

Net assets consist of:
Paid-in capital in excess of par value	$3,430,959	$8,945,676	156	(d)	$12,376,791
Undistributed (overdistributed) net investment income	(81)	45			$(36)
Accumulated net realized gain (loss) on investments sold	(3)	(953)	—		$(956)
Net Assets	$3,430,875	$8,944,768	$156		$12,375,799

	Galaxy Institutional				Columbia Treasury
	Treasury Money	Columbia Treasury			Reserves
	Market Fund	Reserves	Pro Forma		Pro Forma
	(“ Fund”)	(Acquiring Fund)	Adjustments		Combined(1)
Advisor Class Shares
Net asset value	$—	$6,301,980,584	$44,121,780	(2)	$6,346,102,364
Shares outstanding	—	6,301,185,356	44,121,780	(2)	6,345,307,136
Net asset value per share	$—	$1.00			$1.00
Capital Class Shares
Net asset value	$—	$1,792,288,432	$1,496,297,893	(3)	$3,288,586,325
Shares outstanding	—	1,791,747,576	1,496,297,893	(3)	3,288,045,469
Net asset value per share	$—	$1.00			$1.00
Trust Class Shares
Net asset value	$—	$615,390,649	$8,783,772	(4)	$624,174,421
Shares outstanding	—	614,940,691	8,783,772	(4)	623,724,463
Net asset value per share	$—	$1.00			$1.00
Preferred Shares(5)
Net asset value	$44,121,780	$—	$(44,121,780)		$—
Shares outstanding	44,148,697	—	(44,148,697)		—
Net asset value per share	$1.00	$—			$—
Institutional Shares(5)
Net asset value	$1,496,297,893	$—	$(1,496,297,893)		$—
Shares outstanding	1,496,430,279	—	(1,496,430,279)		—
Net asset value per share	$1.00	$—			$—
Select Shares(5)
Net asset value	$8,783,772	$—	$(8,783,772)		$—
Shares outstanding	8,785,048	—	(8,785,048)		—
Net asset value per share	$1.00	$—			$—
All Other Classes
Net asset value		$2,243,735,889			$2,243,735,888.57
Shares outstanding		2,242,537,090			2,242,537,090
Net asset value per share		$1.00			$1.00
Fund Totals
Net asset value	$1,549,203,445	$10,953,395,554	0		$12,502,598,998
Shares outstanding	1,549,364,024	10,950,410,714	(160,579)		12,499,614,159
	$1.00	$1.00			$1.00

(1)   Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)   Includes net assets and shares from Preferred Shares. Preferred Class Shares will merge into Advisor shares on the date of the Reorganization.

(3)   Includes net assets and shares from Institutional Shares. Institutional shares will merge into Capital Class Shares on the date of the Reorganization.

(4)   Includes net assets and shares from Select Shares. Select shares will merge into Trust Class Shares on the date of the Reorganization.

(5)   Preferred, Institutional and Select Shares of the Fund will be exchanged for Advisor Class Shares, Capital Class Shares and Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund’s shares at the time of the merger.

Pro Forma Combining

Statement of Operations

For the Twelve Months Ended March 31, 2005 (unaudited)

	Galaxy		Columbia
	Institutional Treasury		Treasury
	Money Market Fund		Reserves	Pro Forma	Pro Forma
(in thousands)	Target Fund		Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$59,782		$149,436	$—	$209,218
Total Investment Income	59,782		149,436	—	209,218

Expenses:
Investment advisory fee	7,179		13,752	(1,786)	19,145	(a)
Administration fee	2,405		9,168	1,191	12,764	(a)
Transfer agent fee	—		393	(283)	110	(c)
Transfer agent fee — Institutional Shares	67		—	(67)	—	(c)
Transfer agent fee — Select Shares	—	(e)	—	— (e)	—	(c)
Transfer agent fee — Preferred Shares	—	(e)	—	— (e)	—	(c)
Custodian fee	52		547	—	599
Trustees’ fees and expenses	102		28	(34)	96	(b)
Registration and filing fees	41		136	(37)	140	(b)
Legal and audit fees	146		133	(21)	258	(b)
Printing expense	53		47	(8)	92	(b)
Pricing and bookkeeping fees	137		—	3	140	(d)
Other	83		457	—	540
Subtotal	10,265		24,661	(1,042)	33,884
Shareholder servicing and distribution fees:
Trust Class Shares	—		828	22	850	(a)
Institutional Class Shares	—		227	—	227	(a)
Liquidity Class Shares	—		936	—	936	(a)
Adviser Class Shares	—		9,769	159	9,928	(a)
Investor Class Shares	—		1,496	—	1,496	(a)
Daily Class Shares	—		1,585	—	1,585	(a)
Investor A Shares	—		3,307	—	3,307	(a)
Investor B Shares	—		3	—	3	(a)
Select Shares	34		—	(34)	—	(a)
Preferred Shares	159		—	(159)	—	(a)

Total expenses	10,458		42,812	(1,054)	52,216
Fees waived by investment advisor, administrator and/or distributor	(34)		(6,661)	(1,990)	(8,685	)(a)
Fees reduced by credits allowed by custodian	—		(46)	—	(46)

Net expenses	10,424		36,105	(3,044)	43,485

Net investment income (loss)	49,358		113,331	3,044	165,733

Net realized gain (loss) on investments sold	—		(896)	—	(896)

Net Increase in Net Assets from Operations	$49,358		$112,435	$3,044	$164,837

(a)     Based on the contract in effect for Columbia Treasury Reserves , the surviving fund.

(b)     Reflects elimination of duplicate expenses achieved as a result of  merging the funds.

(c)     Adjustment to realign Galaxy Institutional Treasury Money Market with Columbia Treasury Reserves fee structure.

(d)     Reflects the impact of changes to the Pricing and bookkeeping fees that are expected to be implemented on the date the merger is consumated.

(e)     Amount rounds to less than $500

COLUMBIA TREASURY RESERVES

AND

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements

March 31, 2005

(unaudited)

Note 1.  Organization

Columbia Treasury Reserves (the “Acquiring Fund”) is a series of Columbia Funds Series Trust (the “Trust”), which is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Galaxy Institutional Treasury Money Market Fund (“Target Fund”) is a series of The Galaxy Fund, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-management investment company.

Investment Goal

The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.  The Target Fund seeks to preserve principal value of a shareholder’s investment and to maintain a high degree of liquidity while providing current income

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers nine classes of shares: Capital Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Daily Class Shares, Investor A Shares, Investor B Shares and Institutional Class Shares.  The Target Fund offers three series of shares: Institutional Shares, Select Shares and Preferred Shares.  Each share class has its own expense structure.

At the time of merger, Institutional Shares, Select Shares and Preferred Shares of the Target Fund are exchanged for Capital Class Shares, Trust Class Shares and Adviser Class Shares of the Acquiring Fund.

Note 2.  Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolios and Pro Forma Statements of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005.  The Pro Forma Statements of Operations of the Target Fund and Acquiring Fund have been combined to reflect twelve months ended March 31, 2005.  Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

1

Following the merger the Acquiring Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005 and October 31, 2004 for the Acquiring Fund and the Target Fund, respectively, as well as the semi-annual shareholder reports dated September 30, 2004 and April 30, 2004 for the Acquiring Fund and the Target Fund, respectively.

Note 3.  Significant Accounting Policies

Both the Acquiring Fund and the Target Fund have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced in Note 2.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.  In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.  Therefore, no federal income or excise tax provision is recorded.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Also, under the Trust’s organizational documents, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 4.  Fees and Compensation paid to Affiliates

Investment advisory fees, sub-advisory fees, administration fees and related party transactions are detailed in the annual shareholder reports referenced above in Note 2.

Note 5.  Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger.  The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005.  The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005:

2

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger	Total Shares Outstanding Post Combination
Capital Class Shares	1,570,852,082	3,351,501,157	4,922,353,239
Trust Class Shares	656,538,063	69,438,444	725,976,507
Liquidity Class Shares	413,491,102		413,491,102
Adviser Class Shares	4,609,447,628	10,091,373	4,619,539,001
Investor Class Shares	368,713,129		368,713,129
Daily Class Shares	256,259,660		256,259,660
Investor A Shares	633,208,449		633,208,449
Investor B Shares	238,021		238,021
Institutional Class Shares	439,074,725		439,074,725

Note 6.  Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures.  The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. – the investment advisor to and distributor of the Columbia Funds, respectively, - to reduce Columbia Funds, Columbia Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.  BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Columbia Funds and not unacceptable to the staff of the SEC.  Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS.  At this time, the distribution plan is still under development.  As such, any gain to the Columbia Funds or their shareholders can not be determined.  More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

3

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust (now known as Columbia Funds Series Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”).  On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).  Subsequently, additional related cases were transferred to the MDL.  On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.  One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants.  Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action.  The MDL is ongoing.  Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds.  Columbia Funds Series Trust has filed a motion to dismiss that is pending, and no discovery has been taken.  At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

4

Pro forma Combining

Investment Portfolio

As of 3/31/05

(unaudited)

					Galaxy Tax-Exempt Money Market Fund
					Target Fund
	Rate (%)	Maturity			Par (000)	Market Value (000)

MUNICIPAL BONDS AND NOTES				98.3%

Alabama				1.4%
AL ASMS Mobile Public Educational Building Authority Revenue Alabama High School Math & Science Foundation Project, Series 1997, LOC:AmSouth Bank of Alabama	2.350	7/1/22	(a)		$—	$—
AL Birmingham Medical Clinic Board Revenue University of Alabama Health Services Foundation Project, Series 2001 A, LOC: Columbus Bank & Trust	2.430	3/1/31	(a)(b)		—	—
AL Foley Public Park & Recreation Board Revenue YMCA Project Series 2002	2.330	10/1/22	(a)		—	—
AL Montgomery Industrial Development Board Pollution Control Revenue GO, Unlimited Warrants Refunding, Series 2003, Insured: AMBAC	2.240	9/15/06	(a)		—	—
AL Tuscaloosa County Education Board Special Tax Anticipation Warrants, Series 2003, LOC: Regions Bank	2.300	2/1/16	(a)		—	—
AL University of Southern Alabama Revenue Putters Series 640	2.320	3/15/12	(a)(b)		—	—
AL Vestavia Hills Series 2004 B	2.380	2/1/24	(a)		—	—
Total Alabama						—

Alaska				0.6%
AK Scottsboro Solid Waste Disposal Authority Revenue Series 2003, LOC: Regions Bank	2.310	11/1/18	(a)		—	—
AK State Housing Finance Corp. Series 1998, Insured: MBIA	2.320	12/1/19	(a)(b)		—	—
AK State Housing Finance Corp. Series 2005-703, Insured: FGIC	2.320	12/1/12	(a)(b)		—	—
AK State Municipal Bond Bank Authority, PUTTERS, Series 2085; SPA: Merrill Lynch Capital Services, Credit Support: MBIA	2.320	2/15/12	(a)(b)		2,670	2,670
						2,670

Arizona				0.8%
AZ Phoenix Civic Improvement Corporation Series 2004, LOC: Dexia Public Finance	1.470	5/5/05			—	—
AZ Phoenix, Industrial Development Authority, Multi-Family Housing Revenue, Sunrise Vista Apartments, Series A, AMT; LOC: Wells Fargo Bank, N.A.	2.380	6/1/31	(a)		2,000	2,000
AZ School District Financing Program Certificates of Participation, Series 2004	3.000	7/30/05			—	—
AZ Tempe, Industrial Development Authority, Centers for Habilitation; LOC: Wells Fargo Bank, N.A.	2.380	12/1/21	(a)		2,800	2,800

	Columbia Tax-Exempt Reserves		Pro forma
	Acquiring Fund		Adjustments	Pro Forma Combined
	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

MUNICIPAL BONDS AND NOTES

Alabama			1.4%
AL ASMS Mobile Public Educational Building Authority Revenue Alabama High School Math & Science Foundation Project, Series 1997, LOC:AmSouth Bank of Alabama	$8,345	$8,345		$8,345	$8,345
AL Birmingham Medical Clinic Board Revenue University of Alabama Health Services Foundation Project, Series 2001 A, LOC: Columbus Bank & Trust	7,295	7,295		7,295	7,295
AL Foley Public Park & Recreation Board Revenue YMCA Project Series 2002	2,065	2,065		2,065	2,065
AL Montgomery Industrial Development Board Pollution Control Revenue GO, Unlimited Warrants Refunding, Series 2003, Insured: AMBAC	31,800	31,799		31,800	31,799
AL Tuscaloosa County Education Board Special Tax Anticipation Warrants, Series 2003, LOC: Regions Bank	5,600	5,600		5,600	5,600
AL University of Southern Alabama Revenue Putters Series 640	4,890	4,890		4,890	4,890
AL Vestavia Hills Series 2004 B	1,800	1,800		1,800	1,800
Total Alabama		61,794			61,794

Alaska			0.6%
AK Scottsboro Solid Waste Disposal Authority Revenue Series 2003, LOC: Regions Bank	5,880	5,880		5,880	5,880
AK State Housing Finance Corp. Series 1998, Insured: MBIA	9,995	9,995		9,995	9,995
AK State Housing Finance Corp. Series 2005-703, Insured: FGIC	6,295	6,295		6,295	6,295
AK State Municipal Bond Bank Authority, PUTTERS, Series 2085; SPA: Merrill Lynch Capital Services, Credit Support: MBIA	—	—		2,670	2,670
		22,170			24,840

Arizona			0.8%
AZ Phoenix Civic Improvement Corporation Series 2004, LOC: Dexia Public Finance	8,000	8,000		8,000	8,000
AZ Phoenix, Industrial Development Authority, Multi-Family Housing Revenue, Sunrise Vista Apartments, Series A, AMT; LOC: Wells Fargo Bank, N.A.	—	—		2,000	2,000
AZ School District Financing Program Certificates of Participation, Series 2004	20,000	20,101		20,000	20,101
AZ Tempe, Industrial Development Authority, Centers for Habilitation; LOC: Wells Fargo Bank, N.A.	—	—		2,800	2,800

AZ Tourism & Sports Authority Tax Revenue Series 2004, Insured: MBIA LOC: Citigroup Global Markets	2.320	7/1/21	(a)(b)		—	—
Total Arizona						4,800

Arkansas				0.6%
AK North Slope Boro, Refunding Series A, GO; SPA: Dexia Credit	2.330	6/30/10			25,000	25,000
Total Arkansas						25,000

California				3.9%
CA ABN AMRO Munitops Certificates Trust Series 2004, Insured: FSA	2.330	1/15/12	(a)(b)		—	—
CA Alvord Unified School District Series 2004, Insured: MBIA	2.300	2/1/24	(a)(b)		—	—
CA Los Angeles County Tax & Revenue Series 2004 A	3.000	6/30/05			—	—
CA Los Angeles County Tax & Revenue Series 2004	3.000	6/30/05			—	—
CA Los Angeles County Tax & Revenue Series 2004	3.500	6/30/05			—	—
CA Los Angeles County Tax & Revenue Series 2004	6.000	6/30/05			—	—
CA Metropolitan Water District Southern California Waterworks Revenue Series 2000 B-1, LOC: Westdeutsche Landesbank	2.300	7/1/35	(a)		—	—
CA Public Works Board Lease Revenue Series 2001, Insured: MBIA	0.100	9/1/21	(a)(b)		—	—
CA State Economic Recovery Series 2004 C-1, LOC: Landesbank Baden-Wurttemberg	2.300	7/1/23	(a)		—	—
CA State GO, Series 2003	6.770	2/1/23	(a)(b)		—	—
Total California						—

Colorado				5.7%
CO Arapahoe County Capital Improvement Trust Federal Highway Revenue Series 1986,		8/31/07	(c)		—	—
CO Arapahoe County Capital Improvement Trust Federal Highway Revenue Series 1986		8/31/11	(c)		—	—
CO Arapahoe County Capital Improvement Trust Fund Highway Revenue Series 1986 E-470		8/31/10	(c)		—	—
CO Arapahoe County Capital Improvement Trust Fund Highway Revenue Series 1986 E-470		8/31/15	(c)		—	—
CO Arapahoe County Capital Improvement Trust Fund Highway Revenue Series 1986 E-470	7.000	8/31/26			—	—
CO Arapahoe County School District No.6 GO, Series 2003, Insured: FGIC	2.320	12/1/10	(a)(b)		—	—
CO Castle Pines, North Metropolitan District, GO; LOC: U.S. Bank, N.A.	2.380	12/1/28	(a)		6,915	6,915
CO Colorado Health Facilities Authority, Golden West Manor Project, Series A; LOC: U.S. Bank, N.A.	2.320	7/1/32			4,210	4,210
CO Denver City & County Excise Tax Revenue Colorado Convention Center Project, Series 2001, Insured:FSA	2.300	9/1/25	(a)		—	—
CO Denver City & County Certificates of Participation Series 2003, Insured: AMBAC	2.300	12/1/29	(a)		—	—

AZ Tourism & Sports Authority Tax Revenue Series 2004, Insured: MBIA LOC: Citigroup Global Markets	3,220	3,220		3,220	3,220
Total Arizona		31,321			36,121

Arkansas			0.6%
AK North Slope Boro, Refunding Series A, GO; SPA: Dexia Credit	—	—		25,000	25,000
Total Arkansas		—			25,000

California			3.9%
CA ABN AMRO Munitops Certificates Trust Series 2004, Insured: FSA	11,190	11,190		11,190	11,190
CA Alvord Unified School District Series 2004, Insured: MBIA	4,020	4,020		4,020	4,020
CA Los Angeles County Tax & Revenue Series 2004 A	25,000	25,077		25,000	25,077
CA Los Angeles County Tax & Revenue Series 2004	25,000	25,079		25,000	25,079
CA Los Angeles County Tax & Revenue Series 2004	10,000	10,048		10,000	10,048
CA Los Angeles County Tax & Revenue Series 2004	30,000	30,294		30,000	30,294
CA Metropolitan Water District Southern California Waterworks Revenue Series 2000 B-1, LOC: Westdeutsche Landesbank	31,900	31,899		31,900	31,899
CA Public Works Board Lease Revenue Series 2001, Insured: MBIA	11,120	11,120		11,120	11,120
CA State Economic Recovery Series 2004 C-1, LOC: Landesbank Baden-Wurttemberg	12,335	12,335		12,335	12,335
CA State GO, Series 2003	10,000	10,000		10,000	10,000
Total California		171,062			171,062

Colorado			5.7%
CO Arapahoe County Capital Improvement Trust Federal Highway Revenue Series 1986,	2,000	1,773		2,000	1,773
CO Arapahoe County Capital Improvement Trust Federal Highway Revenue Series 1986	1,900	1,250		1,900	1,250
CO Arapahoe County Capital Improvement Trust Fund Highway Revenue Series 1986 E-470	2,900	2,056		2,900	2,056
CO Arapahoe County Capital Improvement Trust Fund Highway Revenue Series 1986 E-470	11,725	5,665		11,725	5,665
CO Arapahoe County Capital Improvement Trust Fund Highway Revenue Series 1986 E-470	40,000	42,013		40,000	42,013
CO Arapahoe County School District No.6 GO, Series 2003, Insured: FGIC	5,795	5,795		5,795	5,795
CO Castle Pines, North Metropolitan District, GO; LOC: U.S. Bank, N.A.	—	—		6,915	6,915
CO Colorado Health Facilities Authority, Golden West Manor Project, Series A; LOC: U.S. Bank, N.A.	—	—		4,210	4,210
CO Denver City & County Excise Tax Revenue Colorado Convention Center Project, Series 2001, Insured:FSA	14,585	14,585		14,585	14,585
CO Denver City & County Certificates of Participation Series 2003, Insured: AMBAC	44,875	44,875		44,875	44,875

CO Department of Transportation Revenue Series 2003, Insured: AMBAC	2.320	12/15/16	(a)(b)		—	—
CO Douglas County Colorado School District No. 1 Series 2001, Insured: MBIA	2.320	6/15/09	(a)(b)		—	—
CO Housing and Finance Authority Revenue Series 2005	2.500	3/29/06	(a)		—	—
CO Jefferson County School District No. R-001 Series 2004 A	3.000	6/30/05			—	—
CO Kippling Ridge Metropolitan District Series 2005, LOC: U.S. Bank N.A.	2.110	12/1/23	(a)		—	—
CO Lafayette Improvement District, Special Assessment Revenue, Special Improvement No. 02-01; LOC: Wells Fargo Bank, N.A.	2.320	12/1/22	(a)		3,250	3,250
CO Lower Colorado River Authority Tax Revenue Series 2001	2.320	5/15/26	(a)(b)		—	—
CO Moffat County Pollution Control Revenue Tri State Colorado-Utah Electric Cooperative Project, Series 1984, Insured: AMBAC	2.320	7/1/10	(a)		—	—
CO Pitkin County Industrial Development Revenue Refunding, Aspen Skiing Co. Project, Series 1994 A, LOC: JPMorgan Chase Bank	2.300	4/1/16	(a)		—	—
CO State General Fund Revenue Tax and Revenue Anticipation Notes, Series 2004	3.000	6/27/05			—	—
Total Colorado						14,375

Delaware				0.1%
DE Kent County Revenue Charter Schools Incorporated Project, Series 2002, LOC: Wachovia Bank	2.340	11/1/22	(a)		—	—
Total Delaware						—

District of Columbia				0.2%
DC Revenue Refunding Series 2003, LOC: Suntrust	2.290	10/1/30	(a)		—	—
DC GO, Series 1993, Insured: FSA	5.875	6/1/05			—	—
Total District of Columbia						—

Florida				5.9%
FL Alachua County Health Facilities Authority Revenue, Meridian Behavioral Income Project, Series 2003, LOC: Wachovia Bank	2.340	7/1/18	(a)		—	—
FL Alachua County Health Facilities Authority Revenue, Oak Hammock at the University of Florida; LOC: BNP Paribas	2.290	10/1/32			8,100	8,100
FL Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital and Clini; LOC: SunTrust Bank	2.290	12/1/32			4,900	4,900
FL Collier County Health Facilities Authority Hospital Revenue Fairview Hospital , Lutheran Hospital, Series 2003 C-1,	2.300	1/1/35	(a)		—	—
FL Dade County Special Revenue Youth Fair & Exposition Project, Series 1995, LOC: Suntrust Bank of Central Floridal	2.290	8/1/15	(a)		—	—
FL Housing Finance Agency Series 1988,	2.350	8/1/06	(a)		—	—
FL Housing Finance Corp. Revenue Series 2000,	2.310	10/1/32	(a)(b)		—	—
FL Miami Health Facilities Authority Facilities Revenues Miami Jewish Home & Hospital, Series 1996, LOC: SunTrust Bank	2.290	12/1/16	(a)(b)		—	—

CO Department of Transportation Revenue Series 2003, Insured: AMBAC	3,230	3,230		3,230	3,230
CO Douglas County Colorado School District No. 1 Series 2001, Insured: MBIA	5,655	5,655		5,655	5,655
CO Housing and Finance Authority Revenue Series 2005	8,500	8,500		8,500	8,500
CO Jefferson County School District No. R-001 Series 2004 A	22,600	22,679		22,600	22,679
CO Kippling Ridge Metropolitan District Series 2005, LOC: U.S. Bank N.A.	3,715	3,715		3,715	3,715
CO Lafayette Improvement District, Special Assessment Revenue, Special Improvement No. 02-01; LOC: Wells Fargo Bank, N.A.	—	—		3,250	3,250
CO Lower Colorado River Authority Tax Revenue Series 2001	18,700	18,700		18,700	18,700
CO Moffat County Pollution Control Revenue Tri State Colorado-Utah Electric Cooperative Project, Series 1984, Insured: AMBAC	36,410	36,410		36,410	36,410
CO Pitkin County Industrial Development Revenue Refunding, Aspen Skiing Co. Project, Series 1994 A, LOC: JPMorgan Chase Bank	8,400	8,400		8,400	8,400
CO State General Fund Revenue Tax and Revenue Anticipation Notes, Series 2004	8,000	8,015		8,000	8,015
Total Colorado		233,316			247,691

Delaware			0.1%
DE Kent County Revenue Charter Schools Incorporated Project, Series 2002, LOC: Wachovia Bank	4,385	4,385		4,385	4,385
Total Delaware		4,385			4,385

District of Columbia			0.2%
DC Revenue Refunding Series 2003, LOC: Suntrust	8,495	8,495		8,495	8,495
DC GO, Series 1993, Insured: FSA	2,000	2,014		2,000	2,014
Total District of Columbia		10,509			10,509

Florida			5.9%
FL Alachua County Health Facilities Authority Revenue, Meridian Behavioral Income Project, Series 2003, LOC: Wachovia Bank	3,900	3,900		3,900	3,900
FL Alachua County Health Facilities Authority Revenue, Oak Hammock at the University of Florida; LOC: BNP Paribas	—	—		8,100	8,100
FL Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital and Clini; LOC: SunTrust Bank	—	—		4,900	4,900
FL Collier County Health Facilities Authority Hospital Revenue Fairview Hospital , Lutheran Hospital, Series 2003 C-1,	23,500	23,500		23,500	23,500
FL Dade County Special Revenue Youth Fair & Exposition Project, Series 1995, LOC: Suntrust Bank of Central Floridal	8,500	8,500		8,500	8,500
FL Housing Finance Agency Series 1988,	23,940	23,940		23,940	23,940
FL Housing Finance Corp. Revenue Series 2000,	14,475	14,475		14,475	14,475
FL Miami Health Facilities Authority Facilities Revenues Miami Jewish Home & Hospital, Series 1996, LOC: SunTrust Bank	8,400	8,400		8,400	8,400

FL Miami-Dade County Educational Facilities Authority Revenue Series 2004, Insured: AMBAC	2.310	10/1/11	(a)(b)		—	—
FL Miami-Dade County Industrial Development Authority Revenue Dave & Mary Alper Community Project, Series 2002, LOC: Northern Trust	2.250	4/1/32	(a)		—	—
FL Miami-Dade County School District Tax Anticipation Notes, Series 2004,	2.750	6/28/05			—	—
FL Orange County Industrial Developemnt Authority Bishop Moore High School Project, Series 2000, LOC: SunTrust Bank	2.290	10/1/25	(a)		—	—
FL Pinellas County Health Facilities Authority Revenue Refunding, Hospital Facilities Bayfront, Series 2004, LOC: Suntrust Bank	2.290	7/1/34	(a)		—	—
FL Pinellas County School District Series 2004,	3.000	6/30/05	(a)		—	—
FL State Board of Education Series 2003,	2.310	7/1/11	(a)(b)		—	—
FL Sunshine State Governmental Financing Commission	1.960	4/4/05			—	—
FL Sunshine State Governmental Financing Commission	2.130	7/13/05			—	—
FL Sunshine State Governmental Financing Commission	2.130	7/13/05			—	—
FL Sunshine State Governmental Financing Commission	2.150	7/21/05			—	—
FL Titusville Multi-Purpose Revenue Series 1998, LOC: SunTrust Bank	2.350	1/1/25	(a)		—	—
FL Titusville Multi-Purpose Revenue Series 1999, LOC: SunTrust Bank	2.350	1/1/25	(a)		—	—
FL Titusville Revenue Series 1999 A, LOC: SunTrust Bank	2.350	1/1/25	(a)		—	—
FL University of North Florida Foundation Income Revenue Series 1997, LOC: FIrst Union National Bank	2.300	11/1/27	(a)		—	—
FL University of North Florida Foundation Income Revenue Series 1997, LOC: First Union National Bank	2.300	11/1/30	(a)		—	—
FL University of North Florida Foundation Income Revenue Series 2003, LOC: First Union National Bank	2.300	11/1/24	(a)		—	—
Total Florida						13,000

Georgia				5.2%
GA Albany Dougherty County Hospital Authority Revenue Phoebe Hospital, Series 2002, Insured: AMBAC LOC: Regions Bank	2.300	9/1/32	(a)		—	—
GA Atlanta Airport Revenue, MERLOTS, Series C-14, AMT; Insured: FSA, SPA: Wachovia Bank, N.A.	2.400	1/1/18	(a)(b)		4,230	4,230
GA Atlanta Urban Residential Finance Authority, Multi-Family Housing Revenue, Auburn Glenn Apartments; LOC: Wachovia Bank, N.A.	2.340	12/1/37			6,100	6,100
GA Atlanta Urban Residential Finance Authority, Multi-Family Housing Revenue, Northside Plaza Project, AMT; LOC: SunTrust Bank, N.A.	2.340	11/1/27	(a)		5,000	5,000
GA Clayton County Authority Multi-Family Housing Revenue Refunding, Kings Arms Apartments Project, Series 1990 D, Insured: FSA	2.170	1/1/21	(a)		—	—

FL Miami-Dade County Educational Facilities Authority Revenue Series 2004, Insured: AMBAC	2,160	2,160		2,160	2,160
FL Miami-Dade County Industrial Development Authority Revenue Dave & Mary Alper Community Project, Series 2002, LOC: Northern Trust	7,600	7,600		7,600	7,600
FL Miami-Dade County School District Tax Anticipation Notes, Series 2004,	7,900	7,912		7,900	7,912
FL Orange County Industrial Developemnt Authority Bishop Moore High School Project, Series 2000, LOC: SunTrust Bank	10,000	10,000		10,000	10,000
FL Pinellas County Health Facilities Authority Revenue Refunding, Hospital Facilities Bayfront, Series 2004, LOC: Suntrust Bank	10,000	10,000		10,000	10,000
FL Pinellas County School District Series 2004,	5,500	5,518		5,500	5,518
FL State Board of Education Series 2003,	14,080	14,080		14,080	14,080
FL Sunshine State Governmental Financing Commission	25,580	25,580		25,580	25,580
FL Sunshine State Governmental Financing Commission	14,930	14,930		14,930	14,930
FL Sunshine State Governmental Financing Commission	23,357	23,357		23,357	23,357
FL Sunshine State Governmental Financing Commission	7,250	7,250		7,250	7,250
FL Titusville Multi-Purpose Revenue Series 1998, LOC: SunTrust Bank	500	500		500	500
FL Titusville Multi-Purpose Revenue Series 1999, LOC: SunTrust Bank	400	400		400	400
FL Titusville Revenue Series 1999 A, LOC: SunTrust Bank	4,100	4,100		4,100	4,100
FL University of North Florida Foundation Income Revenue Series 1997, LOC: FIrst Union National Bank	5,600	5,600		5,600	5,600
FL University of North Florida Foundation Income Revenue Series 1997, LOC: First Union National Bank	12,000	12,000		12,000	12,000
FL University of North Florida Foundation Income Revenue Series 2003, LOC: First Union National Bank	9,600	9,600		9,600	9,600
Total Florida		243,302			256,302

Georgia			5.2%
GA Albany Dougherty County Hospital Authority Revenue Phoebe Hospital, Series 2002, Insured: AMBAC LOC: Regions Bank	18,000	18,000		18,000	18,000
GA Atlanta Airport Revenue, MERLOTS, Series C-14, AMT; Insured: FSA, SPA: Wachovia Bank, N.A.	—	—		4,230	4,230
GA Atlanta Urban Residential Finance Authority, Multi-Family Housing Revenue, Auburn Glenn Apartments; LOC: Wachovia Bank, N.A.	—	—		6,100	6,100
GA Atlanta Urban Residential Finance Authority, Multi-Family Housing Revenue, Northside Plaza Project, AMT; LOC: SunTrust Bank, N.A.	—	—		5,000	5,000
GA Clayton County Authority Multi-Family Housing Revenue Refunding, Kings Arms Apartments Project, Series 1990 D, Insured: FSA	2,215	2,215		2,215	2,215

GA Clayton County Development Authority, Special Facilities Revenue, Delta Airlines, Series C, AMT; LOC: General electric Capital Corp.	2.370	5/1/35	(a)	10,000	10,000
GA Clayton County Development Authority, Wilson Holdings, Inc. Project, AMT; LOC: SunTrust Bank, N.A.	2.390	11/1/13	(a)	3,870	3,870
GA Clayton County Hospital Authority Southern Regional Medical Center Project, Series 1998 B, LOC: SunTrust Bank	2.290	8/1/19	(a)	—	—
GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Huntington Woods Apartment Project, Series 1990 A, Insured: FSA	2.170	1/1/21	(a)	—	—
GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Kimberly Forest Projects, Series 1990 B, Insured: FSA	2.170	1/1/21	(a)	—	—
GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Ten Oaks Apartment Project, Series 1990 F, Insured:FSA	2.170	1/1/21	(a)	—	—
GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Village Rouge Apartments Project, Series 1990 C, Insured: FSA	2.170	1/1/21	(a)	—	—
GA Cobb County Development Authority North Cobb Christian School Project, Series 1998 A, LOC: Branch Banking & Trust	2.270	3/1/22	(a)	—	—
GA Cobb County Development Authority YMCA, Series 2003, LOC: Branch Banking & Trust Co.	2.270	12/1/25	(a)	—	—
GA Cobb County Hospital Authority Revenue Equipment Pool Project, Series 2004, LOC: Suntrust Bank	2.300	4/1/34	(a)	—	—
GA Cobb County Housing Authority, Walton Reserve Apartments Project; LOC: Suntrust Bank	2.330	10/1/35	(a)	7,700	7,700
GA Cobb Marietta Coliseum & Exhibit Hall Authority Jr. Lien, Series 1996 A, Insured: MBIA	2.320	10/1/26	(a)(b)	—	—
GA Columbus Development Authority Foundation Properties, Inc., Project, Series 2004, LOC: Columbus Bank & Trust	2.350	12/1/33	(a)	—	—
GA Columbus Hospital Authority St. Francis Hospital, Inc., Project, Series 2000 A, LOC: Columbus Bank & Trust	2.320	1/1/31	(a)(b)	—	—
GA DeKalb County Development Authority American Cancer Society, Inc., Project, Series 1988, LOC: SunTrust Bank	2.290	5/1/13	(a)(b)	—	—
GA DeKalb County Development Authority Marist School, Inc., Project, Series 1999, LOC: Sun Trust	2.290	3/1/24	(a)	—	—
GA DeKalb County Development Authority The Paideia School, Inc., Project, Series 2000, LOC: SunTrust	2.290	2/1/20	(a)	—	—
GA DeKalb County Hospital Authority DeKalb Medical Center, Inc., Project, Series 1994, LOC: SunTrust	2.290	9/1/09	(a)(b)	—	—
GA DeKalb County Industrial Development Authority A.G. Rhodes Home, Inc., Project, Series 1996, LOC: SunTrust Bank	2.290	3/1/21	(a)(b)	—	—

GA Clayton County Development Authority, Special Facilities Revenue, Delta Airlines, Series C, AMT; LOC: General electric Capital Corp.	—	—	10,000	10,000
GA Clayton County Development Authority, Wilson Holdings, Inc. Project, AMT; LOC: SunTrust Bank, N.A.	—	—	3,870	3,870
GA Clayton County Hospital Authority Southern Regional Medical Center Project, Series 1998 B, LOC: SunTrust Bank	12,800	12,800	12,800	12,800
GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Huntington Woods Apartment Project, Series 1990 A, Insured: FSA	3,935	3,935	3,935	3,935
GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Kimberly Forest Projects, Series 1990 B, Insured: FSA	3,690	3,690	3,690	3,690
GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Ten Oaks Apartment Project, Series 1990 F, Insured:FSA	3,945	3,945	3,945	3,945
GA Clayton County Housing Authority Multi-Family Housing Revenue Refunding, Village Rouge Apartments Project, Series 1990 C, Insured: FSA	6,955	6,955	6,955	6,955
GA Cobb County Development Authority North Cobb Christian School Project, Series 1998 A, LOC: Branch Banking & Trust	6,875	6,875	6,875	6,875
GA Cobb County Development Authority YMCA, Series 2003, LOC: Branch Banking & Trust Co.	2,740	2,740	2,740	2,740
GA Cobb County Hospital Authority Revenue Equipment Pool Project, Series 2004, LOC: Suntrust Bank	25,000	25,000	25,000	25,000
GA Cobb County Housing Authority, Walton Reserve Apartments Project; LOC: Suntrust Bank	—	—	7,700	7,700
GA Cobb Marietta Coliseum & Exhibit Hall Authority Jr. Lien, Series 1996 A, Insured: MBIA	13,300	13,300	13,300	13,300
GA Columbus Development Authority Foundation Properties, Inc., Project, Series 2004, LOC: Columbus Bank & Trust	7,500	7,500	7,500	7,500
GA Columbus Hospital Authority St. Francis Hospital, Inc., Project, Series 2000 A, LOC: Columbus Bank & Trust	8,000	8,000	8,000	8,000
GA DeKalb County Development Authority American Cancer Society, Inc., Project, Series 1988, LOC: SunTrust Bank	5,240	5,240	5,240	5,240
GA DeKalb County Development Authority Marist School, Inc., Project, Series 1999, LOC: Sun Trust	3,000	3,000	3,000	3,000
GA DeKalb County Development Authority The Paideia School, Inc., Project, Series 2000, LOC: SunTrust	7,500	7,500	7,500	7,500
GA DeKalb County Hospital Authority DeKalb Medical Center, Inc., Project, Series 1994, LOC: SunTrust	1,860	1,860	1,860	1,860
GA DeKalb County Industrial Development Authority A.G. Rhodes Home, Inc., Project, Series 1996, LOC: SunTrust Bank	4,500	4,500	4,500	4,500

GA Fayette County Hospital Authority, Revenue Anticipation Certificates, Fayette Community Hospital Project; LOC: SunTrust Bank, N.A.	2.290	6/1/26	(a)		4,700	4,700
GA Floyd County Development Authority Berry College, Inc., Project, Series 1999, LOC: SunTrust Bank	2.290	3/1/24	(a)(b)		—	—
GA Fulton County Development Authority Revenue Spelman College Project, Series 1996, LOC: SunTrust Bank	2.290	6/1/16	(a)		—	—
GA Fulton County Development Authority Lovett School Project, Series 1997, LOC: SunTrust Bank	2.290	4/1/17	(a)(b)		—	—
GA Fulton County Water & Sewage Revenue Eagle, Class A, Series 2005, Insured: FGIC	2.320	1/1/35	(a)(b)		—	—
GA Gainesville and Hall County, Squirrel Creek Basin, Fieldale Farms Corp.; LOC: Wachovia Bank, N.A.	2.340	7/1/32			6,375	6,375
GA Richmond County Hospital Authority University Health Services, Inc., Project, Series 1999, LOC: SunTrust	2.290	1/1/19	(a)		—	—
GA State Ports Authority, Colonels Island Terminal, AMT; LOC: SunTrust Bank, N.A.	2.340	10/1/23	(a)		5,460	5,460
GA Stephens County Development Authority, Industrial Development Revenue, Currahee Group LLC Project, AMT; LOC: National City Bank	2.390	2/1/20	(a)		3,000	3,000
GA Worth County Industrial Development Authority Seabrook Enterprises, Inc., Project, Series 1996 A, LOC: Harris Trust & Savings Bank	2.290	8/1/23	(a)(b)		—	—
Total Georgia						56,435

Hawaii				0.7%
HI Honolulu City & County, PUTTERS, Series 876; SPA: Merrill Lynch Capital Services, Credit Support: FGIC	2.320	3/1/11			4,995	4,995
HI Honolulu City & County GO, Series 2001, Insured: FGIC	2.280	12/1/17			—	—
HI Honolulu City & County GO, Series 2003, Insured: MBIA	2.320	3/1/22	(a)(b)		—	—
HI Honolulu City & County GO, Series 2004 A, Insured: MBIA	2.320	10/1/10	(a)(b)		—	—
HI Honolulu City & County GO, Series 2005, Insured: MBIA	2.320	3/1/28	(a)(b)		—	—
Total Hawaii						4,995

Idaho				0.7%
ID Boise City, Urban Renewal Agency Revenue, Series A; LOC: KeyBank, N.A.	2.380	3/1/24			8,055	8,055
ID Eagle, Industrial Development Corp., Camille Beckman Corp. Project, AMT; LOC: Wells Fargo Bank, N.A.	2.530	9/1/21			4,350	4,350
ID Health Facilities Authority, St. Luke’s Regional Medical Center Project; LOC: Harris Trust & Savings Bank	2.290	5/1/22			16,900	16,900
Total Idaho						29,305

Illinois				9.3%
IL ABN AMRO Munitops Certificate Trust GO, Series 2002, Insured: MBIA	2.330	12/1/10	(a)(b)		—	—

GA Fayette County Hospital Authority, Revenue Anticipation Certificates, Fayette Community Hospital Project; LOC: SunTrust Bank, N.A.	—	—		4,700	4,700
GA Floyd County Development Authority Berry College, Inc., Project, Series 1999, LOC: SunTrust Bank	4,900	4,900		4,900	4,900
GA Fulton County Development Authority Revenue Spelman College Project, Series 1996, LOC: SunTrust Bank	2,500	2,500		2,500	2,500
GA Fulton County Development Authority Lovett School Project, Series 1997, LOC: SunTrust Bank	2,800	2,800		2,800	2,800
GA Fulton County Water & Sewage Revenue Eagle, Class A, Series 2005, Insured: FGIC	1,650	1,650		1,650	1,650
GA Gainesville and Hall County, Squirrel Creek Basin, Fieldale Farms Corp.; LOC: Wachovia Bank, N.A.	—	—		6,375	6,375
GA Richmond County Hospital Authority University Health Services, Inc., Project, Series 1999, LOC: SunTrust	16,700	16,700		16,700	16,700
GA State Ports Authority, Colonels Island Terminal, AMT; LOC: SunTrust Bank, N.A.	—	—		5,460	5,460
GA Stephens County Development Authority, Industrial Development Revenue, Currahee Group LLC Project, AMT; LOC: National City Bank	—	—		3,000	3,000
GA Worth County Industrial Development Authority Seabrook Enterprises, Inc., Project, Series 1996 A, LOC: Harris Trust & Savings Bank	4,850	4,850		4,850	4,850
Total Georgia		170,455			226,890

Hawaii			0.7%
HI Honolulu City & County, PUTTERS, Series 876; SPA: Merrill Lynch Capital Services, Credit Support: FGIC	—	—		4,995	4,995
HI Honolulu City & County GO, Series 2001, Insured: FGIC	11,100	11,100		11,100	11,100
HI Honolulu City & County GO, Series 2003, Insured: MBIA	4,970	4,970		4,970	4,970
HI Honolulu City & County GO, Series 2004 A, Insured: MBIA	5,000	5,000		5,000	5,000
HI Honolulu City & County GO, Series 2005, Insured: MBIA	4,120	4,120		4,120	4,120
Total Hawaii		25,190			30,185

Idaho			0.7%
ID Boise City, Urban Renewal Agency Revenue, Series A; LOC: KeyBank, N.A.	—	—		8,055	8,055
ID Eagle, Industrial Development Corp., Camille Beckman Corp. Project, AMT; LOC: Wells Fargo Bank, N.A.	—	—		4,350	4,350
ID Health Facilities Authority, St. Luke’s Regional Medical Center Project; LOC: Harris Trust & Savings Bank	—	—		16,900	16,900
Total Idaho		—			29,305

Illinois			9.3%
IL ABN AMRO Munitops Certificate Trust GO, Series 2002, Insured: MBIA	22,345	22,345		22,345	22,345

IL Aurora City Economic Development Revenue Series 2004, LOC: Harris Trust & Savings Bank	2.300	3/1/35	(a)	—	—
IL Bolingbrook GO, Series 2004, LOC: Harris Trust & Savings Bank	2.170	12/1/29	(a)	—	—
IL Chicago Board of Education Series 2004 E, Insured: FSA	2.300	3/1/15	(a)	—	—
IL Chicago, Enterprise Zone, J&A LLC Project, AMT; LOC: ABN AMRO Bank N.V.	2.390	12/1/32	(a)	6,850	6,850
IL Chicago GO, Series 2004, Insured: FSA	2.320	1/1/29	(a)(b)	—	—
IL Chicago, Homestart Program, Series A; LOC: Harris Trust & Savings Bank, LOC: Northern Trust Co., LOC: JPMorgan Chase Bank	2.380	6/1/05	(a)	4,910	4,910
IL Chicago, Industrial Development Revenue, Flying Food Fare Midway Project, AMT; LOC: Harris Trust & Savings Bank	2.350	12/1/28	(a)	5,300	5,300
IL Chicago, MERLOTS, Series B-24, GO; Insured: FSA, SPA: Wachovia Bank, N.A.	2.350	1/1/25		4,080	4,080
IL Chicago Water System	1.830	4/6/05		8,000	8,000
IL DeKalb Tax Increment Revenue Series 2003, LOC: Northern Trust Company	2.300	1/1/13	(a)	—	—
IL Development Finance Authority, Pollution Control Revenue, Diamond Star Motors Project, Series 1985; LOC: KeyBank, N.A.	2.310	12/1/08	(a)	3,100	3,100
IL Development Finance Authority Revenue, Adventist Health, Series 1997, Insured: MBIA	5.500	11/15/05		—	—
IL Development Finance Authority Revenue, Chicago Academy of Science, Series 1997, LOC: JPMorgan Chase Bank	2.300	1/1/31	(a)	—	—
IL Development Finance Authority, Foundation for Safety & Health, LOC: ABN AMRO Bank N.V.	2.300	10/1/17	(a)(b)	6,500	6,500
IL Development Finance Authority, Oak Park Residence Corp. Project, LOC: ABN AMRO Bank N.V.	2.300	7/1/41	(a)	3,675	3,675
IL Development Finance Authority Revenue, Jewish Federal Metropolitan Chicago Project, Series 2002, LOC: JPMorgan Chase Bank	2.300	9/1/32	(a)	—	—
IL Development Finance Authority, American Academy of Dermatology Project, Series 2001, LOC: American National Bank & Trust	2.400	4/1/21	(a)(b)	—	—
IL Development Finance Authority, Sinai Community Institute Project, LOC: ABN AMRO Bank N.V.	2.300	3/1/22	(a)	5,000	5,000
IL Development Finance Authority, Industrial Development Revenue, Forty Foot High Realty LLC, AMT; LOC: National City Bank	2.390	12/1/27	(a)	4,465	4,465
IL Development Finance Authority, YMCA Metropolitan Chicago Project, Series 2001, LOC: Harris Trust & Savings Bank	2.300	6/1/29	(a)	—	—
IL Health Facilities Authority, Glenkirk Project, Series 1997, LOC: Harris Trust & Savings Bank	2.300	2/15/21	(a)(b)	—	—
IL llinois Development Finance Authority, Little City Foundation Project, Series 1994, LOC: La Salle National Bank	2.300	2/1/19	(a)	—	—
IL Illinois Development Finance Authority, Roosevelt University Project, Series 1995, LOC: American National Bank & Trust	2.300	4/1/25	(a)	—	—

IL Aurora City Economic Development Revenue Series 2004, LOC: Harris Trust & Savings Bank	2,400	2,400	2,400	2,400
IL Bolingbrook GO, Series 2004, LOC: Harris Trust & Savings Bank	22,575	22,575	22,575	22,575
IL Chicago Board of Education Series 2004 E, Insured: FSA	7,200	7,200	7,200	7,200
IL Chicago, Enterprise Zone, J&A LLC Project, AMT; LOC: ABN AMRO Bank N.V.	—	—	6,850	6,850
IL Chicago GO, Series 2004, Insured: FSA	10,575	10,575	10,575	10,575
IL Chicago, Homestart Program, Series A; LOC: Harris Trust & Savings Bank, LOC: Northern Trust Co., LOC: JPMorgan Chase Bank	—	—	4,910	4,910
IL Chicago, Industrial Development Revenue, Flying Food Fare Midway Project, AMT; LOC: Harris Trust & Savings Bank	—	—	5,300	5,300
IL Chicago, MERLOTS, Series B-24, GO; Insured: FSA, SPA: Wachovia Bank, N.A.	—	—	4,080	4,080
IL Chicago Water System	—	—	8,000	8,000
IL DeKalb Tax Increment Revenue Series 2003, LOC: Northern Trust Company	4,240	4,240	4,240	4,240
IL Development Finance Authority, Pollution Control Revenue, Diamond Star Motors Project, Series 1985; LOC: KeyBank, N.A.	10,900	10,900	14,000	14,000
IL Development Finance Authority Revenue, Adventist Health, Series 1997, Insured: MBIA	2,860	2,915	2,860	2,915
IL Development Finance Authority Revenue, Chicago Academy of Science, Series 1997, LOC: JPMorgan Chase Bank	2,420	2,420	2,420	2,420
IL Development Finance Authority, Foundation for Safety & Health, LOC: ABN AMRO Bank N.V.	—	—	6,500	6,500
IL Development Finance Authority, Oak Park Residence Corp. Project, LOC: ABN AMRO Bank N.V.	—	—	3,675	3,675
IL Development Finance Authority Revenue, Jewish Federal Metropolitan Chicago Project, Series 2002, LOC: JPMorgan Chase Bank	1,900	1,900	1,900	1,900
IL Development Finance Authority, American Academy of Dermatology Project, Series 2001, LOC: American National Bank & Trust	5,900	5,900	5,900	5,900
IL Development Finance Authority, Sinai Community Institute Project, LOC: ABN AMRO Bank N.V.	—	—	5,000	5,000
IL Development Finance Authority, Industrial Development Revenue, Forty Foot High Realty LLC, AMT; LOC: National City Bank	—	—	4,465	4,465
IL Development Finance Authority, YMCA Metropolitan Chicago Project, Series 2001, LOC: Harris Trust & Savings Bank	5,300	5,300	5,300	5,300
IL Health Facilities Authority, Glenkirk Project, Series 1997, LOC: Harris Trust & Savings Bank	2,285	2,285	2,285	2,285
IL llinois Development Finance Authority, Little City Foundation Project, Series 1994, LOC: La Salle National Bank	4,080	4,080	4,080	4,080
IL Illinois Development Finance Authority, Roosevelt University Project, Series 1995, LOC: American National Bank & Trust	16,500	16,500	16,500	16,500

IL Illinois Educational Facilities Authority, Benedictine Universty Project, Series 2000, LOC: La Salle Bank	2.300	8/1/25	(a)		—	—
IL Illinois Educational Finance Authority, Beverly Arts Center Chicago; LOC: Fifth Third Bank	2.190	10/1/28	(a)		5,300	5,300
IL Illinois Educational Finance Authority, St. Xavier University Project, Series A; LOC: ABN AMRO Bank, N.V.	2.300	10/1/32	(a)		4,700	4,700
IL Illinois Finance Authority, Community Action Partnership; LOC: Citibank, N.A.	2.330	3/1/39	(a)		3,125	3,125
IL Illinois International Port, District Revenue; LOC: ABN AMRO Bank N.V.	2.190	1/1/23	(a)		3,000	3,000
IL Marion Special Service Area No. 2, GO; LOC: U.S. Bank, N.A.	2.350	1/1/22	(a)		7,095	7,095
IL Niles Educational Facilities, Notre Dame High School Project; LOC: ABN AMRO Bank N.V.	2.300	3/1/31	(a)		6,000	6,000
IL Northern Cook County, Solid Waste Agency Contract, Second Lien, Series A; LOC: Northern Trust Co.	2.330	5/1/15	(a)		5,500	5,500
IL Quad Cities Regional Economic Development Authority, Two Rivers YMCA Project; LOC: U.S. Bank, N.A.	2.340	12/1/31	(a)		2,600	2,600
IL Oak Forest Homewood Pool, South Suburban Mayors Project, Series 1989, LOC: Bank One, N.A	2.170	7/1/24	(a)		—	—
IL Schaumburg City GO, Series 2004, Insured:FGIC	2.320	12/1/41	(a)(b)		—	—
IL State GO, Series 2003, Insured: FSA	2.320	12/1/20	(a)(b)		—	—
IL State GO, Series 2004, Insured FGIC	2.320	11/1/26	(a)(b)		—	—
IL State GO Series 2005,	3.000	6/3/05			—	—
IL State, PUTTERS, Series 563, GO; Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank	2.320	11/1/12	(a)(b)		3,200	3,200
IL State, PUTTERS, Series 871, GO; Credit Support: FSA	2.320	4/1/10			2,000	2,000
IL State, PUTTERS, Series 2010, GO; SPA: Merrill Lynch Capital Services, Credit Support: FSA	2.320	4/1/08			2,865	2,865
IL State, Sales Tax Revenue, PUTTERS, Series 445; Insured: FGIC, SPA: JPMorgan Chase Bank	2.170	7/1/24			7,085	7,085
IL State Toll Highway Authority, Series B; Insured: FSA, SPA: Landesbank Hessen-Thuringen GZ	2.250	1/1/17	(a)		30,000	30,000
IL Will & Kendall Counties Community Construction School District No. 202 GO, Series 2003, Insured: FGIC	2.320	1/1/23	(a)(b)		—	—
Total Illinois						134,350

Indiana				2.3%
IN Angola Educational Facilities Revenue Tri-State University Inc. Project Series 2004, LOC: Fifth Third Bank	2.190	9/1/15	(a)(b)		—	—
IN Board Book Revenue Seris 2004, Insured: AMBAC	2.320	2/1/12	(a)(b)		—	—
IN Bond Bank	2.320	9/1/21	(a)(b)		—	—
IN Elkhart County, Hubbard Hill Estates, Inc.; LOC: Fifth Third Bank	2.190	11/1/21	(a)		2,725	2,725
IN Fort Wayne, Economic Development Revenue, St. Anne Home & Retirement; LOC: Fifth Third Bannk	2.300	9/1/23	(a)		5,550	5,550

IL Illinois Educational Facilities Authority, Benedictine Universty Project, Series 2000, LOC: La Salle Bank	13,640	13,640		13,640	13,640
IL Illinois Educational Finance Authority, Beverly Arts Center Chicago; LOC: Fifth Third Bank	—	—		5,300	5,300
IL Illinois Educational Finance Authority, St. Xavier University Project, Series A; LOC: ABN AMRO Bank, N.V.	—	—		4,700	4,700
IL Illinois Finance Authority, Community Action Partnership; LOC: Citibank, N.A.	—	—		3,125	3,125
IL Illinois International Port, District Revenue; LOC: ABN AMRO Bank N.V.	—	—		3,000	3,000
IL Marion Special Service Area No. 2, GO; LOC: U.S. Bank, N.A.	—	—		7,095	7,095
IL Niles Educational Facilities, Notre Dame High School Project; LOC: ABN AMRO Bank N.V.	—	—		6,000	6,000
IL Northern Cook County, Solid Waste Agency Contract, Second Lien, Series A; LOC: Northern Trust Co.	—	—		5,500	5,500
IL Quad Cities Regional Economic Development Authority, Two Rivers YMCA Project; LOC: U.S. Bank, N.A.	—	—		2,600	2,600
IL Oak Forest Homewood Pool, South Suburban Mayors Project, Series 1989, LOC: Bank One, N.A	11,500	11,500		11,500	11,500
IL Schaumburg City GO, Series 2004, Insured:FGIC	5,000	5,000		5,000	5,000
IL State GO, Series 2003, Insured: FSA	2,360	2,360		2,360	2,360
IL State GO, Series 2004, Insured FGIC	5,995	5,995		5,995	5,995
IL State GO Series 2005,	101,800	101,965		101,800	101,965
IL State, PUTTERS, Series 563, GO; Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank	—	—		3,200	3,200
IL State, PUTTERS, Series 871, GO; Credit Support: FSA	—	—		2,000	2,000
IL State, PUTTERS, Series 2010, GO; SPA: Merrill Lynch Capital Services, Credit Support: FSA	—	—		2,865	2,865
IL State, Sales Tax Revenue, PUTTERS, Series 445; Insured: FGIC, SPA: JPMorgan Chase Bank	—	—		7,085	7,085
IL State Toll Highway Authority, Series B; Insured: FSA, SPA: Landesbank Hessen-Thuringen GZ	—	—		30,000	30,000
IL Will & Kendall Counties Community Construction School District No. 202 GO, Series 2003, Insured: FGIC	5,470	5,470		5,470	5,470
Total Illinois		267,465			401,815

Indiana			2.3%
IN Angola Educational Facilities Revenue Tri-State University Inc. Project Series 2004, LOC: Fifth Third Bank	1,000	1,000		1,000	1,000
IN Board Book Revenue Seris 2004, Insured: AMBAC	5,465	5,465		5,465	5,465
IN Bond Bank	2,425	2,425		2,425	2,425
IN Elkhart County, Hubbard Hill Estates, Inc.; LOC: Fifth Third Bank	—	—		2,725	2,725
IN Fort Wayne, Economic Development Revenue, St. Anne Home & Retirement; LOC: Fifth Third Bannk	—	—		5,550	5,550

IN Hartford City Industry, Economic Development Revenue, Hartford Concrete Products Project, AMT; LOC: Fifth Third Bank	2.260	10/1/16	(a)		20,440	2,040
IN Health Facilities Financing Authority Revenue Southern Indiana Rehab Hospital Project Series 2001, LOC: Bank One Kentucky	2.400	4/1/20	(a)(b)		—	—
IN Henry County, Economic Development Revenue, YMCA, Inc.; LOC: U.S. Bank, N.A.	2.350	2/15/24	(a)		2,560	2,560
IN Indiana State Development Finance Authority Revenue Educational Facilities Children’s Museum Series 2003,	2.350	7/1/33	(a)		—	—
IN Indiana Transport Finance Authority, highway Revenue, MERLOTS, Series B-18; Insured: FGIC, SPA: Wachovia Bank, N.A.	2.350	6/1/28	(a)(b)		5,000	5,000
IN Indianapolis, Multi-Family, Nora Common Apartments; LOC: LaSalle Bank, N.A.	2.370	12/1/39	(a)		7,000	7,000
IN St. Joseph County Indiana Economic Development Revenue Brothers of the Holy Cross Project Series 1997, LOC: Key Bank	2.350	9/1/17	(a)(b)		—	—
IN State Development Finance Authority Industrial Development Revenue Indiana University Foundation Project, Series 1998, LOC: National City Bank	2.400	8/1/18	(a)(b)		—	—
IN State Educational Facilities Authority, DePauw University Project, Series A, LOC: Northern Trust Company	2.290	7/1/18			2,100	2,100
IN State Educational Facilities Authority, DePauw University Project, Series B, LOC: Northern Trust Company	2.290	7/1/32			1,200	1,200
IN Sullivan County, Pollution Control Revenue	2.030	4/6/05			14,000	14,000
IN Sullivan County, Pollution Control Revenue	2.050	4/1/05			10,000	10,000
IN Sullivan County, Pollution Control Revenue, Hoosier Energy Rural Electric Coop., Series L-4; LOC: National Rural Utilities	2.050	4/1/05			4,915	4,915
IN Transition Finance Authority Highway Revenue Series 2004, Insured:MBIA-IBC	2.320	6/1/09	(a)		—	—
Total Indiana						57,090

Iowa				0.9%
IA Hills, Healthcare Revenue, Mercy Hospital Project; LOC: U.S. Bank, N.A.	2.290	8/1/32			2,000	2,000
IA Iowa Finance Authority, Single Family Revenue, Mortgage-Backed Securities Program, Series G, AMT, Optional Tender 6/1/05; Credit Support: GNMA/FNMA, SPA: State Street Bank & Trust Co.	2.060	7/1/34	(a)		4,500	4,500
IA Iowa Finance Authority, Drake University; LOC: Wells Fargo Bank, N.A.	2.290	7/1/24			1,400	1,400
IA Iowa Finance Authority, Industrial Development Revenue, Ramsgate Corp. Project, AMT; LOC: U.S. Bank, N.A.	2.350	12/1/22	(a)		5,745	5,745
IA Iowa Higher Education Loan Authority, Private College Facilities, American Institute of Business Project; LOC: Wells Fargo Bank, N.A.	2.380	11/1/13	(a)		1,495	1,495
IA Iowa Higher Education Loan Authority, Private College Facilities, Loras College Project; LOC: LaSalle Bank, N.A.	2.290	11/1/32			1,900	1,900

IN Hartford City Industry, Economic Development Revenue, Hartford Concrete Products Project, AMT; LOC: Fifth Third Bank	—	—		20,440	2,040
IN Health Facilities Financing Authority Revenue Southern Indiana Rehab Hospital Project Series 2001, LOC: Bank One Kentucky	2,500	2,500		2,500	2,500
IN Henry County, Economic Development Revenue, YMCA, Inc.; LOC: U.S. Bank, N.A.	—	—		2,560	2,560
IN Indiana State Development Finance Authority Revenue Educational Facilities Children’s Museum Series 2003,	17,000	17,000		17,000	17,000
IN Indiana Transport Finance Authority, highway Revenue, MERLOTS, Series B-18; Insured: FGIC, SPA: Wachovia Bank, N.A.	—	—		5,000	5,000
IN Indianapolis, Multi-Family, Nora Common Apartments; LOC: LaSalle Bank, N.A.	—	—		7,000	7,000
IN St. Joseph County Indiana Economic Development Revenue Brothers of the Holy Cross Project Series 1997, LOC: Key Bank	4,390	4,390		4,390	4,390
IN State Development Finance Authority Industrial Development Revenue Indiana University Foundation Project, Series 1998, LOC: National City Bank	7,950	7,950		7,950	7,950
IN State Educational Facilities Authority, DePauw University Project, Series A, LOC: Northern Trust Company	—	—		2,100	2,100
IN State Educational Facilities Authority, DePauw University Project, Series B, LOC: Northern Trust Company	—	—		1,200	1,200
IN Sullivan County, Pollution Control Revenue	—	—		14,000	14,000
IN Sullivan County, Pollution Control Revenue	—	—		10,000	10,000
IN Sullivan County, Pollution Control Revenue, Hoosier Energy Rural Electric Coop., Series L-4; LOC: National Rural Utilities	—	—		4,915	4,915
IN Transition Finance Authority Highway Revenue Series 2004, Insured:MBIA-IBC	3,885	3,885		3,885	3,885
Total Indiana		44,615			101,705

Iowa			0.9%
IA Hills, Healthcare Revenue, Mercy Hospital Project; LOC: U.S. Bank, N.A.	—	—		2,000	2,000
IA Iowa Finance Authority, Single Family Revenue, Mortgage-Backed Securities Program, Series G, AMT, Optional Tender 6/1/05; Credit Support: GNMA/FNMA, SPA: State Street Bank & Trust Co.	—	—		4,500	4,500
IA Iowa Finance Authority, Drake University; LOC: Wells Fargo Bank, N.A.	—	—		1,400	1,400
IA Iowa Finance Authority, Industrial Development Revenue, Ramsgate Corp. Project, AMT; LOC: U.S. Bank, N.A.	—	—		5,745	5,745
IA Iowa Higher Education Loan Authority, Private College Facilities, American Institute of Business Project; LOC: Wells Fargo Bank, N.A.	—	—		1,495	1,495
IA Iowa Higher Education Loan Authority, Private College Facilities, Loras College Project; LOC: LaSalle Bank, N.A.	—	—		1,900	1,900

IA Iowa School Corps., Warrant Certificates, Cash Anticipation Program, Series A; Insured: FSA	3.000	6/30/05			5,000	5,013
IA Linn County, YMCA Greater Cedar Rapids; LOC: Wells Fargo Bank, N.A.	2.380	12/1/10	(a)		5,500	5,500
IA Linn County, Industrial Development Revenue, Highway Equipment Co. Project, AMT; LOC: Wells Fargo Bank, N.A.	2.350	7/1/22	(a)		6,675	6,675
IA Linn County, Industrial Development Revenue, Swiss Valley Farms Co. Project, AMT; LOC: Wells Fargo Bank, N.A.	2.380	5/1/21	(a)		5,100	5,100
Total Iowa						39,328

Kansas				1.2%
KS State Department of Transportation Highway Revenue Series 2002, LOC: Dexia Credit	2.230	3/1/12	(a)		—	—
KS Universiy of Kansas Hospital Authority, Jayhawk Primary Care; LOC: Harris Trust & Savings Bank	2.290	9/1/34			15,400	15,400
KS Wichita City Hospital Revenue Series 2005, Insured: MBIA	2.320	10/1/10	(a)(b)		—	—
Total Kansas						15,400

Kentucky				3.9%
KY Asset/LiabilityCommission General Fund Revenue Series 2004 A,	3.000	6/29/05			36,500	36,586
KY Breckinridge County Lease Program Revenue Series 2002,	2.300	2/1/32	(a)		—	—
KY Christian County Indutsrial Building Revenue Audubon Area Community Services Project, Series 2004, LOC: Branch Banking & Trust	2.270	1/1/29	(a)(b)		—	—
KY Danville	2.250	8/5/05	(a)		—	—
KY Fort Mitchell, Series A; LOC: US Bank Trust, N.A.	2.190	10/1/32			24,050	24,050
KY Jefferson County Multi-Family Housing Revenue Canter Chase Apartments Project, Series 2002,	2.330	6/1/32	(a)		—	—
KY Kentucky Economic Development Finance Authority, Health Facilities Revenue, Baptist Convalescent Center; LOC: Fifth Third Bank	2.360	12/1/19	(a)		4,400	4,400
KY Louisville & Jefferson County Airport, Roaring Fork Municipal Products LLC, Series 2003-14, AMT; Insured: FSA, SPA: Bank of New York	2.430	7/1/17	(a)(b)		8,675	8,675
KY Mayfield Multi-City Lease Revenue League of Cities Funding Trust, Series 1996, LOC: PNC Bank	2.330	7/1/26	(a)		—	—
KY Pioneer Village, Industrial Building Revenue, Little Flock Baptist, Series A; LOC: Fifth Third Bank	2.190	8/1/23	(a)		1,535	1,535
KY Shelby County Lease Revenue Series 2004, LOC: U.S. Bank N.A.	2.300	9/1/34	(a)		—	—
KY State Property & Buildings Common Revenue Series 2004, Insured: FSA	2.320	4/1/13	(a)(b)		—	—
KY Wickliffe Pollution Control & Solid Waste Disposal Revenue Westvaco Corporation Project Series 2001, LOC: SunTrust Bank	2.290	1/1/09	(a)		—	—
Total Kentucky						75,246

IA Iowa School Corps., Warrant Certificates, Cash Anticipation Program, Series A; Insured: FSA	—	—		5,000	5,013
IA Linn County, YMCA Greater Cedar Rapids; LOC: Wells Fargo Bank, N.A.	—	—		5,500	5,500
IA Linn County, Industrial Development Revenue, Highway Equipment Co. Project, AMT; LOC: Wells Fargo Bank, N.A.	—	—		6,675	6,675
IA Linn County, Industrial Development Revenue, Swiss Valley Farms Co. Project, AMT; LOC: Wells Fargo Bank, N.A.	—	—		5,100	5,100
Total Iowa		—			39,328

Kansas			1.2%
KS State Department of Transportation Highway Revenue Series 2002, LOC: Dexia Credit	29,080	29,080		29,080	29,080
KS Universiy of Kansas Hospital Authority, Jayhawk Primary Care; LOC: Harris Trust & Savings Bank	—	—		15,400	15,400
KS Wichita City Hospital Revenue Series 2005, Insured: MBIA	8,430	8,430		8,430	8,430
Total Kansas		37,510			52,910

Kentucky			3.9%
KY Asset/LiabilityCommission General Fund Revenue Series 2004 A,	19,000	19,049		55,500	55,635
KY Breckinridge County Lease Program Revenue Series 2002,	15,800	15,800		15,800	15,800
KY Christian County Indutsrial Building Revenue Audubon Area Community Services Project, Series 2004, LOC: Branch Banking & Trust	1,900	1,900		1,900	1,900
KY Danville	10,785	10,785		10,785	10,785
KY Fort Mitchell, Series A; LOC: US Bank Trust, N.A.	—	—		24,050	24,050
KY Jefferson County Multi-Family Housing Revenue Canter Chase Apartments Project, Series 2002,	9,100	9,100		9,100	9,100
KY Kentucky Economic Development Finance Authority, Health Facilities Revenue, Baptist Convalescent Center; LOC: Fifth Third Bank	—	—		4,400	4,400
KY Louisville & Jefferson County Airport, Roaring Fork Municipal Products LLC, Series 2003-14, AMT; Insured: FSA, SPA: Bank of New York	—	—		8,675	8,675
KY Mayfield Multi-City Lease Revenue League of Cities Funding Trust, Series 1996, LOC: PNC Bank	2,760	2,760		2,760	2,760
KY Pioneer Village, Industrial Building Revenue, Little Flock Baptist, Series A; LOC: Fifth Third Bank	—	—		1,535	1,535
KY Shelby County Lease Revenue Series 2004, LOC: U.S. Bank N.A.	25,010	25,010		25,010	25,010
KY State Property & Buildings Common Revenue Series 2004, Insured: FSA	5,345	5,345		5,345	5,345
KY Wickliffe Pollution Control & Solid Waste Disposal Revenue Westvaco Corporation Project Series 2001, LOC: SunTrust Bank	4,250	4,250		4,250	4,250
Total Kentucky		93,999			169,245

Louisiana				1.3%
LA Parish of St. James	2.100	5/12/05			24,500	24,500
LA Public Facility Authority Lease Revenue Series 2003	2.330	6/1/08	(a)		—	—
LA Shreveport Home Mortgage Authority Multi-Family Housing Revenue Refunding Summer Pointe Project, Series 2004	2.310	2/15/23	(a)		—	—
LA State Offshore Term Authority Deepwater Port Revenue Loop LLC Project, Series 2003, LOC: SunTrust Bank	2.290	9/1/14	(a)		6,000	6,000
LA Upper Pontalba Building Restoration Corporation Revenue Refunding, Upper Pontalba Building Project, Series 1996, LOC: Bank One Louisiana N. A.	2.400	12/1/16	(a)(b)		—	—
Total Louisiana						30,500

Maine				0.3%
ME Health & Higher Educational Facilities Authority Revenue Series 2003, Insured: FSA	2.320	7/1/21			—	—
ME Health & Higher Educational Facilities Authority Revenue Series 2004 A, Insured: MBIA	2.500	7/1/05			—	—
ME Maine Bond Anticipation Note, GO	3.000	6/23/05			10,200	10,232
Total Maine						10,232

Maryland				1.2%
MD Baltimore County Economic Development Revenue Blue Circle Inc. Project, Series 1992, LOC: Den Danske Bank	2.400	12/1/17	(a)		—	—
MD Baltimore County Economic Development Revenue Torah Instititution Baltimore Project, Series 2004, LOC: Branch Banking & Trust	2.270	5/1/24	(a)(b)		—	—
MD State Community Development Administration Department of Housing and Community Development Series 2004 J	2.050	3/1/20			—	—
Total Maryland						—

Massachusetts				1.6%
MA Falmouth, Bond Anticipation Note, GO	3.250	7/21/05			10,000	10,038
MA Health & Educational Facilities Authority Revenue Capial Assets Program, Series 1985 D, Insured: MBIA LOC: State Street Bnk & Trust Co.	2.240	1/1/35	(a)		—	—
MA Marblehead, Bond Anticipation Note, GO	3.000	8/19/05			7,000	7,020
MA Massachusetts State, Housing Finance Agency, Single Family Notes, Series T, AMT; GIC: AIG	2.700	1/31/06			5,655	5,655
MA Massachusetts State, Housing Finance Agency, Single Family Notes, Series U; GIC: AIG	2.650	1/31/06			9,000	9,000
MA Milton, Bond Anticipation Note, GO	2.750	9/23/05			5,000	5,014
MA Winchester, Bond Anticipation Note, GO	3.000	7/1/05			10,000	10,034
Total Massachusetts						46,761

Michigan				5.5%
MI Ann Arbor Economic Development YMCA Project, Series 2004, LOC: Fifth Third Bank	2.170	4/1/34	(a)		—	—
MI Grand Rapids Public Schools GO, Series 2004, LOC: Fifth Third Bank	2.190	5/1/23	(a)		4,000	4,000
MI Grand Valley State University Revenue Series 2001 B, Insured: FGIC	2.270	6/1/27	(a)		—	—

Louisiana			1.3%
LA Parish of St. James	—	—		24,500	24,500
LA Public Facility Authority Lease Revenue Series 2003	10,000	10,000		10,000	10,000
LA Shreveport Home Mortgage Authority Multi-Family Housing Revenue Refunding Summer Pointe Project, Series 2004	4,310	4,310		4,310	4,310
LA State Offshore Term Authority Deepwater Port Revenue Loop LLC Project, Series 2003, LOC: SunTrust Bank	6,500	6,500		12,500	12,500
LA Upper Pontalba Building Restoration Corporation Revenue Refunding, Upper Pontalba Building Project, Series 1996, LOC: Bank One Louisiana N. A.	4,100	4,100		4,100	4,100
Total Louisiana		24,910			55,410

Maine			0.3%
ME Health & Higher Educational Facilities Authority Revenue Series 2003, Insured: FSA	2,710	2,710		2,710	2,710
ME Health & Higher Educational Facilities Authority Revenue Series 2004 A, Insured: MBIA	1,945	1,950		1,945	1,950
ME Maine Bond Anticipation Note, GO	—	—		10,200	10,232
Total Maine		4,660			14,892

Maryland			1.2%
MD Baltimore County Economic Development Revenue Blue Circle Inc. Project, Series 1992, LOC: Den Danske Bank	9,100	9,100		9,100	9,100
MD Baltimore County Economic Development Revenue Torah Instititution Baltimore Project, Series 2004, LOC: Branch Banking & Trust	4,000	4,000		4,000	4,000
MD State Community Development Administration Department of Housing and Community Development Series 2004 J	40,000	40,000		40,000	40,000
Total Maryland		53,100			53,100

Massachusetts			1.6%
MA Falmouth, Bond Anticipation Note, GO	—	—		10,000	10,038
MA Health & Educational Facilities Authority Revenue Capial Assets Program, Series 1985 D, Insured: MBIA LOC: State Street Bnk & Trust Co.	20,720	20,719		20,720	20,719
MA Marblehead, Bond Anticipation Note, GO	—	—		7,000	7,020
MA Massachusetts State, Housing Finance Agency, Single Family Notes, Series T, AMT; GIC: AIG	—	—		5,655	5,655
MA Massachusetts State, Housing Finance Agency, Single Family Notes, Series U; GIC: AIG	—	—		9,000	9,000
MA Milton, Bond Anticipation Note, GO	—	—		5,000	5,014
MA Winchester, Bond Anticipation Note, GO	—	—		10,000	10,034
Total Massachusetts		20,719			67,480

Michigan			5.5%
MI Ann Arbor Economic Development YMCA Project, Series 2004, LOC: Fifth Third Bank	4,000	4,000		4,000	4,000
MI Grand Rapids Public Schools GO, Series 2004, LOC: Fifth Third Bank	1,000	1,000		5,000	5,000
MI Grand Valley State University Revenue Series 2001 B, Insured: FGIC	7,155	7,155		7,155	7,155

MI Higher Education Facilities Authority Revenue, Hope College Project, Series 2002 B, LOC: Fifth Third Bank	2.310	4/1/32	(a)		—	—
MI Higher Education Facilities Authority, Limited Obligation Revenue, Hope College, Series 2004, LOC: Bank One N.A	2.310	4/1/34	(a)		3,000	3,000
MI Municipal Bond Authority Revenue Series 2004 B-1,	3.000	8/19/05			—	—
MI Municipal Bond Authority Revenue, Detroit School District, Series A; LOC: JPMorgan Chase Bank	3.750	3/21/06			15,000	15,170
MI Oakland County, Economic Development Corp., Limited Obligation Revenue, Academy of the Sacred Heart; LOC: Allied Irish Bank Plc	2.310	12/1/32	(a)		7,835	7,835
MI Public Educational Facility Authority Revenue West Michigan Academy Project, Series 2003, LOC: Fifth Third Bank	2.190	12/1/18	(a)(b)		—	—
MI South Central Power Agency Supply Systems Revenue Refunding, Series 2004,	2.290	11/1/11	(a)		—	—
MI State Building Authority Revenue Series 2003, Insured: MBIA	2.320	10/15/18	(a)(b)		—	—
MI State Building Authority Series 2004, LOC: The Bank of New York	1.950	4/27/05	(a)		—	—
MI State Hospital Financial Authority Revenue Series 2003, LOC: Fifth Third	2.150	12/1/32	(a)		—	—
MI State Underground Storage Tank Financial Assurance Authority Refuning, Series 1996 I, Insured: AMBAC	6.000	5/1/05	(a)		—	—
MI State GO, Series 2004 A,	3.500	9/30/05	(a)		—	—
MI State Series 2004,	2.200	10/5/05	(a)		—	—
MI State Strategic Fund, Limited Obligation Revenue, Packaging Direct, Inc. Project, AMT; LOC: National City Bank	2.390	12/1/28	(a)		3,410	3,410
MI State Strategic Fund, Environmental Research Institute, Series 200 A,	2.330	10/1/15	(a)		—	—
MI State Strategic Fund, Edison Institute, Henry Ford Museum; LOC: Comerica Bank	2.270	12/1/33			1,950	1,950
MI State Strategic Fund, Limited Obligation Revenue, RS Development LLC Project, AMT; LOC: Fifth Third Bank	2.260	8/1/23	(a)		1,000	1,000
MI State Strategic Fund, Limited Obligation Revenue, TSLH Project, AMT; LOC: National City Bank	2.390	9/1/15	(a)		2,195	2,195
MI State Strategic Fund, Enviromental Research Institute, Series 2000 B,	2.330	10/1/25	(a)		—	—
Total Michigan						38,560

Minnesota				0.7%
MN Community Development Agency Revenue Arena Acquisition Project, Series 1995 A, LOC: U.S. Bank N.A.	2.330	10/1/24	(a)		—	—
MN School Districts Tax & Aid Anticipation Borrowing Program GO, Series 2004 A,	3.000	9/2/05			—	—
MN Springfield, Industrial Development Revenue, Ochs Brick Co. Project, AMT: LOC Wells Fargo Bank, N.A.	2.430	5/1/16	(a)(b)		4,940	4,940
Total Minnesota						4,940

MI Higher Education Facilities Authority Revenue, Hope College Project, Series 2002 B, LOC: Fifth Third Bank	4,500	4,500		4,500	4,500
MI Higher Education Facilities Authority, Limited Obligation Revenue, Hope College, Series 2004, LOC: Bank One N.A	5,000	5,000		8,000	8,000
MI Municipal Bond Authority Revenue Series 2004 B-1,	10,500	10,557		10,500	10,557
MI Municipal Bond Authority Revenue, Detroit School District, Series A; LOC: JPMorgan Chase Bank	—	—		15,000	15,170
MI Oakland County, Economic Development Corp., Limited Obligation Revenue, Academy of the Sacred Heart; LOC: Allied Irish Bank Plc	—	—		7,835	7,835
MI Public Educational Facility Authority Revenue West Michigan Academy Project, Series 2003, LOC: Fifth Third Bank	2,395	2,395		2,395	2,395
MI South Central Power Agency Supply Systems Revenue Refunding, Series 2004,	5,000	5,000		5,000	5,000
MI State Building Authority Revenue Series 2003, Insured: MBIA	4,185	4,185		4,185	4,185
MI State Building Authority Series 2004, LOC: The Bank of New York	29,025	29,025		29,025	29,025
MI State Hospital Financial Authority Revenue Series 2003, LOC: Fifth Third	8,100	8,100		8,100	8,100
MI State Underground Storage Tank Financial Assurance Authority Refuning, Series 1996 I, Insured: AMBAC	3,500	3,512		3,500	3,512
MI State GO, Series 2004 A,	75,000	75,552		75,000	75,552
MI State Series 2004,	30,000	30,000		30,000	30,000
MI State Strategic Fund, Limited Obligation Revenue, Packaging Direct, Inc. Project, AMT; LOC: National City Bank	—	—		3,410	3,410
MI State Strategic Fund, Environmental Research Institute, Series 200 A,	4,370	4,370		4,370	4,370
MI State Strategic Fund, Edison Institute, Henry Ford Museum; LOC: Comerica Bank	—	—		1,950	1,950
MI State Strategic Fund, Limited Obligation Revenue, RS Development LLC Project, AMT; LOC: Fifth Third Bank	—	—		1,000	1,000
MI State Strategic Fund, Limited Obligation Revenue, TSLH Project, AMT; LOC: National City Bank	—	—		2,195	2,195
MI State Strategic Fund, Enviromental Research Institute, Series 2000 B,	4,260	4,260		4,260	4,260
Total Michigan		198,611			237,171

Minnesota			0.7%
MN Community Development Agency Revenue Arena Acquisition Project, Series 1995 A, LOC: U.S. Bank N.A.	4,990	4,990		4,990	4,990
MN School Districts Tax & Aid Anticipation Borrowing Program GO, Series 2004 A,	20,000	20,122		20,000	20,122
MN Springfield, Industrial Development Revenue, Ochs Brick Co. Project, AMT: LOC Wells Fargo Bank, N.A.	—	—		4,940	4,940
Total Minnesota		25,112			30,052

Missisippi				0.5%
MS Business Finance Corporation Revenue Belhaven College Project, Series 2004, LOC: First Tennessee Bank	2.400	7/1/24	(a)(b)		—	—
MS Development Bank Special Obligation Series 2004, Insured: AMBAC	1.650	1/1/26	(a)(d)		—	—
MS Development Bank Special Obligation Series 2004, Insured: FSA	2.320	9/1/25	(a)(b)		—	—
MS Development Bank Special Obligation Series 2005, Insured: FGIC	2.320	1/1/13	(a)(b)		—	—
Total Mississippi						—

Missouri				2.2%
MO Desloge Industrial Development Authority Industrial Development Revenue Refunding National Healthcorp Project, Series 1989, LOC: Regions Bank	2.000	12/1/10	(a)		—	—
MO Dunklin County Industrial Development Authority National Healthcorp Project, Series 1989, LOC: Regions Bank	2.050	12/1/10	(a)		—	—
MO Kansas City Industrial Development Authority Multi-Family Housing Revenue Timberlane Village Associates Project, Series 1986, LOC: UBS AG	2.360	6/1/27	(a)		—	—
MO Kansas City Industrial Development Authority Multi-Family Housing Revenue Ethans Apartment Project, Series 2004, LOC: Citibank N.A.	2.310	2/1/39	(a)		—	—
MO Missouri Health and Educational Facilities Authority, Baptist College; LOC: U.S. Bank, N.A.	2.340	11/15/22	(a)		7,160	7,160
MO Platte County Industrial Development Authority Multi-Family Revenue Wexford Place Project, Series 1999.	2.310	4/1/28	(a)(b)		—	—
MO Roaring Fork Municipal Products LLC, Series 2003-11, Class A; SPA: Bank of New York, Credit Support: AMBAC	2.430	3/1/24			10,035	10,035
MO Roaring Fork Municipal Products LLC, Series 2003-12, Class A; SPA: Bank of New York, Credit Support: FGIC	2.430	7/1/15			7,840	7,840
MO Roaring Fork Municipal Products LLC, Series 2004-3, Class A; SPA: Bank of New York, Credit Support: FGIC	2.360	12/15/16			8,330	8,330
MO Roaring Fork Municipal Products LLC, Series 2004-8, Class A; SPA: Bank of New York, Credit Support: MBIA	2.430	10/1/15			10,655	10,655
MO St. Louis Industrial Development Authority Revenue Wetterau Inc. Project, Series 1989, LOC: PNC Bank	2.310	5/1/09	(a)(b)		—	—
MO State Health & Educational Facilities Authority Revenue Washington University, Series 2000 B, LOC: JPMorgan Chase Bank	2.300	3/1/40	(a)		—	—
Total Missouri						44,020

Nebraska				0.3%
NE Educational Finance Authority, Creighton University Project; SPA: U.S. Bank, N.A., Credit Support: AMBAC	2.290	3/1/33			2,500	2,500

Missisippi			0.5%
MS Business Finance Corporation Revenue Belhaven College Project, Series 2004, LOC: First Tennessee Bank	5,000	5,000		5,000	5,000
MS Development Bank Special Obligation Series 2004, Insured: AMBAC	10,000	10,000		10,000	10,000
MS Development Bank Special Obligation Series 2004, Insured: FSA	4,995	4,995		4,995	4,995
MS Development Bank Special Obligation Series 2005, Insured: FGIC	2,400	2,400		2,400	2,400
Total Mississippi		22,395			22,395

Missouri			2.2%
MO Desloge Industrial Development Authority Industrial Development Revenue Refunding National Healthcorp Project, Series 1989, LOC: Regions Bank	1,570	1,570		1,570	1,570
MO Dunklin County Industrial Development Authority National Healthcorp Project, Series 1989, LOC: Regions Bank	1,555	1,555		1,555	1,555
MO Kansas City Industrial Development Authority Multi-Family Housing Revenue Timberlane Village Associates Project, Series 1986, LOC: UBS AG	18,400	18,400		18,400	18,400
MO Kansas City Industrial Development Authority Multi-Family Housing Revenue Ethans Apartment Project, Series 2004, LOC: Citibank N.A.	8,000	8,000		8,000	8,000
MO Missouri Health and Educational Facilities Authority, Baptist College; LOC: U.S. Bank, N.A.	—	—		7,160	7,160
MO Platte County Industrial Development Authority Multi-Family Revenue Wexford Place Project, Series 1999.	8,390	8,390		8,390	8,390
MO Roaring Fork Municipal Products LLC, Series 2003-11, Class A; SPA: Bank of New York, Credit Support: AMBAC	—	—		10,035	10,035
MO Roaring Fork Municipal Products LLC, Series 2003-12, Class A; SPA: Bank of New York, Credit Support: FGIC	—	—		7,840	7,840
MO Roaring Fork Municipal Products LLC, Series 2004-3, Class A; SPA: Bank of New York, Credit Support: FGIC	—	—		8,330	8,330
MO Roaring Fork Municipal Products LLC, Series 2004-8, Class A; SPA: Bank of New York, Credit Support: MBIA	—	—		10,655	10,655
MO St. Louis Industrial Development Authority Revenue Wetterau Inc. Project, Series 1989, LOC: PNC Bank	5,000	5,000		5,000	5,000
MO State Health & Educational Facilities Authority Revenue Washington University, Series 2000 B, LOC: JPMorgan Chase Bank	7,400	7,400		7,400	7,400
Total Missouri		50,315			94,335

Nebraska			0.3%
NE Educational Finance Authority, Creighton University Project; SPA: U.S. Bank, N.A., Credit Support: AMBAC	—	—		2,500	2,500

NE Educational Finance Authority, Creighton University Project, Refunding; LOC: Allied Irish Bank Plc	2.290	8/1/31			4,000	4,000
NE Elementary & Secondary School Finance Authority Educational Facilities Revenue Lutheran School Project Fund, Series 2004 B, LOC: PNC Bank N.A.	2.310	9/1/29	(a)		—	—
NE Lancaster County Hospital Authority, No. 1 Hospital Revenue, Bryanlgh Medical Center Project; Insured: AMBAC, SPA: U.S. Bank, N.A.	2.290	6/1/18	(a)		3,165	3,165
Total Nebraska						9,665

Nevada				0.4%
NV Clark County School District Series 2004, Insured: MBIA	2.320	6/15/23	(a)(b)		—	—
NV Henderson GO, Series 2004, Insured: FGIC	2.320	6/1/24	(a)(b)		—	—
NV Washoe County School District GO, Series 2003, Insured FGIC	2.320	6/1/20	(a)(b)		—	—
Total Nevada						—

New Hampshire				0.3%
NH New Hampshire State Business Finance Authority, Valley Regional hospital; LOC: Bank of New York	2.320	4/1/28	(a)		9,800	9,800
NH New Hampshire, Health and Educational Facilities Authority, Easter Seals of New Hampshire, Series A; LOC: Citizens Bank	2.330	12/1/34	(a)		5,000	5,000
Total New Hampshire						14,800

New Jersey				0.3%
NJ State GO, Series 2005, Insured: AMBAC	1.420	7/15/19	(a)(b)		—	—
Total New Jersey						—

New Mexico				2.1%
NM Farmington Hospital Revenue San Juan Regional Medical Center Project, Series 2004-B, LOC: Bank Of Nova Scotia	2.310	6/1/28	(a)		—	—
NM Farmington Pollution Control Arizona Public Service Co., Series 1994 B.	2.280	9/1/24	(a)		3,850	3,850
NM New Mexico Finance Authority, State Transportation Revenue, Series 2194; Insured: MBIA, SPA: Merrill Lynch Capital Services	2.320	12/15/11	(a)(b)		19,775	19,775
NM San Juan City Gross Receipts Tax Revenue Series 2004, Insured: MBIA	2.320	1/1/08	(a)(b)		—	—
NM State Series 2004 A.	3.000	6/30/05			—	—
NM State Series 2004.	2.332	6/30/05	(a)(b)		—	—
Total New Mexico						23,625

New York				3.2%
NY Albany Industrial Development Agency Civic Facility Revenue Daughters of Sarah Housing Project, Series 2001 A, LOC: Troy Savings Bank LOC: Keybank N.A	2.330	3/1/31	(a)		—	—
NY Erie County Series 2004, LOC: Citigroup Global Markets	3.000	7/13/05			—	—

NE Educational Finance Authority, Creighton University Project, Refunding; LOC: Allied Irish Bank Plc	—	—		4,000	4,000
NE Elementary & Secondary School Finance Authority Educational Facilities Revenue Lutheran School Project Fund, Series 2004 B, LOC: PNC Bank N.A.	4,060	4,060		4,060	4,060
NE Lancaster County Hospital Authority, No. 1 Hospital Revenue, Bryanlgh Medical Center Project; Insured: AMBAC, SPA: U.S. Bank, N.A.	—	—		3,165	3,165
Total Nebraska	0.4%	4,060			13,725

Nevada
NV Clark County School District Series 2004, Insured: MBIA	5,915	5,915		5,915	5,915
NV Henderson GO, Series 2004, Insured: FGIC	8,635	8,635		8,635	8,635
NV Washoe County School District GO, Series 2003, Insured FGIC	3,980	3,980		3,980	3,980
Total Nevada		18,530			18,530

New Hampshire			0.3%
NH New Hampshire State Business Finance Authority, Valley Regional hospital; LOC: Bank of New York	—	—		9,800	9,800
NH New Hampshire, Health and Educational Facilities Authority, Easter Seals of New Hampshire, Series A; LOC: Citizens Bank	—	—		5,000	5,000
Total New Hampshire		—			14,800

New Jersey			0.3%
NJ State GO, Series 2005, Insured: AMBAC	12,500	12,500		12,500	12,500
Total New Jersey		12,500			12,500

New Mexico			2.1%
NM Farmington Hospital Revenue San Juan Regional Medical Center Project, Series 2004-B, LOC: Bank Of Nova Scotia	5,000	5,000		5,000	5,000
NM Farmington Pollution Control Arizona Public Service Co., Series 1994 B.	7,100	7,100		10,950	10,950
NM New Mexico Finance Authority, State Transportation Revenue, Series 2194; Insured: MBIA, SPA: Merrill Lynch Capital Services	—	—		19,775	19,775
NM San Juan City Gross Receipts Tax Revenue Series 2004, Insured: MBIA	7,735	7,735		7,735	7,735
NM State Series 2004 A.	12,775	12,806		12,775	12,806
NM State Series 2004.	35,000	35,000		35,000	35,000
Total New Mexico		67,641			91,266

New York			3.2%
NY Albany Industrial Development Agency Civic Facility Revenue Daughters of Sarah Housing Project, Series 2001 A, LOC: Troy Savings Bank LOC: Keybank N.A	7,025	7,025		7,025	7,025
NY Erie County Series 2004, LOC: Citigroup Global Markets	27,700	27,778		27,700	27,778

NY Jay Street Development Corp. Facility Lease Revenue New York City Jay Street Project, Series A, LOC: Depfa Bank	2.280	5/1/22	(a)		—	—
NY Metropolitan Transitional Authority Revenue Series 2003, Insured: AMBAC	1.630	11/15/10	(a)(d)		—	—
NY Metropolitan Transitional Authority Revenue Series 2003, Insured: MBIA	2.300	11/15/28	(a)(b)		—	—
NY Monroe County Industrial Development Agency Hillside Childrens Center Project, Series 1998, LOC: Key Bank N.A.	2.350	8/1/18	(a)(b)		—	—
NY New York City GO, Series 2004, Insured: CIFG	2.280	8/15/29	(a)		—	—
NY New York City Municipal Water	2.130	7/14/05	(a)		—	—
NY New York City	2.150	7/14/05	(a)		—	—
NY Sales Tax Asset Receivable Corporation Series 2004, Insured: MBIA	2.300	10/15/29	(a)		—	—
NY State Housing Finance Agency Revenue North End Avenue Housing, Series 2004 A, LOC: Landesbank Hessen-Thuringen	2.280	11/1/37	(a)		—	—
NY State Power Authority Revenue	1.920	4/1/05	(a)		—	—
NY State Power Authority Revenue	1.980	5/6/05	(a)		—	—
NY State Thruway Authority General Highway & Bridge Trust Fund Series 2004, Insured: MBIA	2.300	4/1/12	(a)(b)		—	—
NY State Series 2003, LOC: Bank of Nova Scotia	2.230	8/1/31	(a)		—	—
NY Syracuse Revenue Anticipation Notes Series 2004, LOC: Bank of New York	2.750	6/30/05	(a)		—	—
NY Triborough Bridge & Tunnel Authority Revenue Series 2002, Insured: MBIA	2.300	5/15/10	(a)(b)		—	—
NY Triborough Bridge & Tunnel Authority Revenue Series 2003, Insured: MBIA	2.300	5/15/17	(a)(b)		—	—
NY Westchester County Industrial Development Agency Civic Facilty Revenue Westchester Jewish Project, Series 1998, LOC: Chase Manhattan Bank	2.350	10/1/28	(a)(b)		—	—
Total New York						—

North Carolina				2.2%
NC Capital Facilities Finance Agency Educational Facilities Revenue Campbell University, Sereis 2004, LOC: Branch Banking & Trust Co.	2.270	10/1/24	(a)		—	—
NC Capital Facility Finance Agency Educational Facility Revenue Barton College Project, Series 2001, LOC: Branch Banking & Trust Co.	2.270	7/1/19	(a)		—	—
NC Guilford County Carolina Industrial Facilities & Pollution Control Financing Authority Revenue YMCA Project, Series 2002, LOC: Branch Banking & Trust Company	2.270	2/1/23	(a)		—	—
NC Henderson County Hospital Revenue Margaret R. Paradee Memorial Hospital Project, Series 2001, LOC: Branch Banking & Trust Co.	2.270	10/1/21	(a)		—	—
NC Medical Care Commission, Health Care Facilities Revenue, Carolina Meadows, Inc. Project; LOC: Allied Irish Bank Plc	2.310	12/1/34	(a)		5,110	5,110
NC Medical Care Commission, Health Care Facilities Revenue, Well Spring Retirement Community, Series C; LOC: Allied Irish Bank Plc	2.310	1/1/21	(a)		9,570	9,570

NY Jay Street Development Corp. Facility Lease Revenue New York City Jay Street Project, Series A, LOC: Depfa Bank	14,590	14,590		14,590	14,590
NY Metropolitan Transitional Authority Revenue Series 2003, Insured: AMBAC	7,485	7,485		7,485	7,485
NY Metropolitan Transitional Authority Revenue Series 2003, Insured: MBIA	7,235	7,235		7,235	7,235
NY Monroe County Industrial Development Agency Hillside Childrens Center Project, Series 1998, LOC: Key Bank N.A.	3,565	3,565		3,565	3,565
NY New York City GO, Series 2004, Insured: CIFG	11,410	11,410		11,410	11,410
NY New York City Municipal Water	9,000	9,000		9,000	9,000
NY New York City	12,600	12,600		12,600	12,600
NY Sales Tax Asset Receivable Corporation Series 2004, Insured: MBIA	5,000	5,000		5,000	5,000
NY State Housing Finance Agency Revenue North End Avenue Housing, Series 2004 A, LOC: Landesbank Hessen-Thuringen	1,400	1,400		1,400	1,400
NY State Power Authority Revenue	12,400	12,400		12,400	12,400
NY State Power Authority Revenue	9,000	9,000		9,000	9,000
NY State Thruway Authority General Highway & Bridge Trust Fund Series 2004, Insured: MBIA	135	135		135	135
NY State Series 2003, LOC: Bank of Nova Scotia	2,150	2,150		2,150	2,150
NY Syracuse Revenue Anticipation Notes Series 2004, LOC: Bank of New York	3,500	3,509		3,500	3,509
NY Triborough Bridge & Tunnel Authority Revenue Series 2002, Insured: MBIA	2,280	2,280		2,280	2,280
NY Triborough Bridge & Tunnel Authority Revenue Series 2003, Insured: MBIA	3,500	3,500		3,500	3,500
NY Westchester County Industrial Development Agency Civic Facilty Revenue Westchester Jewish Project, Series 1998, LOC: Chase Manhattan Bank	500	500		500	500
Total New York		140,562			140,562

North Carolina			2.2%
NC Capital Facilities Finance Agency Educational Facilities Revenue Campbell University, Sereis 2004, LOC: Branch Banking & Trust Co.	5,800	5,800		5,800	5,800
NC Capital Facility Finance Agency Educational Facility Revenue Barton College Project, Series 2001, LOC: Branch Banking & Trust Co.	5,500	5,500		5,500	5,500
NC Guilford County Carolina Industrial Facilities & Pollution Control Financing Authority Revenue YMCA Project, Series 2002, LOC: Branch Banking & Trust Company	2,365	2,365		2,365	2,365
NC Henderson County Hospital Revenue Margaret R. Paradee Memorial Hospital Project, Series 2001, LOC: Branch Banking & Trust Co.	13,575	13,575		13,575	13,575
NC Medical Care Commission, Health Care Facilities Revenue, Carolina Meadows, Inc. Project; LOC: Allied Irish Bank Plc	—	—		5,110	5,110
NC Medical Care Commission, Health Care Facilities Revenue, Well Spring Retirement Community, Series C; LOC: Allied Irish Bank Plc	—	—		9,570	9,570

NC Medical Care Commission Hospital Revenue Westcare Health Systems Project, Series 2002 A, LOC: Branch Banking & Trust Co.	2.270	9/1/22			—	—
NC Medical Care Commission Retirement Facilities Revenue 1st Mortgage United Methodist, Series 2005, LOC: Branch Banking & Trust Co.	2.270	10/1/35	(a)		—	—
NC Medical Care Commission Retirement Facilities Revenue Aldersgate Project, Series 2001, LOC: Branch Banking & Trust	2.350	1/1/31	(a)		—	—
NC Medical Care Community Health Care Facilities Revenue Rutherford Hospital, Inc., Project, Series 2001, LOC: Branch Banking & Trust Co.	2.270	9/1/21	(a)		—	—
NC Medical Care Community Retirement Facilities Revenue Series 2003, LOC: Bank of Scotland	2.270	7/1/07	(a)		—	—
NC State GO, Series 2003,	2.320	2/1/11	(a)(b)		—	—
NC State GO, Series 2003,	3.000	5/1/05			—	—
NC State GO, Series 2115; SPA: Merrill Lynch Capital Services	2.320	3/1/12	(a)(b)		5,420	5,420
Total North Carolina						20,100

North Dakota				0.2%
ND Grand Forks Health Care Facilities Revenue Series 2004, Insured:MBIA	2.320	7/21/09	(a)(b)		—	—
Total North Dakota						—

Ohio				3.4%
OH Akron Bath Copley Ohio, Joint Township Hospital district, Series B; LOC: JPMorgan Chase Bank	2.290	11/1/34	(a)		10,000	10,000
OH Cincinnati City School District, PUTTERS, Series 862, GO; Insured: FSA, LIQ FAC: JPMorgan Chase Bank	2.320	12/1/11	(a)(b)		3,900	3,900
OH Cleveland Waterworks Revenue Series 2002 L, Insured: FGIC	2.300	1/1/33	(a)		—	—
OH Columbus Regional Airport Authority Revenue Series 2004 A, LOC: U.S. Bank Trust, N.A.	2.300	1/1/30	(a)		—	—
OH Columbus Regional Airport Authority Revenue Series 2004, LOC: U.S. Bank N.A.	2.300	3/1/34	(a)		—	—
OH Cuyahoga County Health Care Facilities, McGregor Amasa Stone; LOC: KeyBank, N.A.	2.310	1/1/32	(a)		4,700	4,700
OH Hamilton County Economic Development Revenue CAA Complex at Jordan, Series 2003, LOC: Fifth Third Bank	2.190	12/1/24	(a)(b)		—	—
OH Hamilton County Economic Development Revenue Xavier H.S. Projec, Series 2003, LOC: Fifth Third Bank	2.170	4/1/28	(a)		—	—
OH Highland County Hospital Joint Township Hospital District Facilities Revenue Series 2004, LOC: Fifth Third Bank	2.190	8/1/24	(a)(b)		—	—
OH Indian Hill, Economic Development, Cincinnati Country Day School; LOC: Fifth Third Bank	2.360	5/1/19			1,225	1,225
OH Local School District GO, Stark & Summit Counties Series 2004, Insured: FGIC	2.310	12/1/24	(a)(b)		—	—
OH Lucas County Facilities Improvement Revenue Toledo Zoological Society Project, Series 1997, LOC: Key Bank N.A.	2.300	10/1/05	(a)		—	—

NC Medical Care Commission Hospital Revenue Westcare Health Systems Project, Series 2002 A, LOC: Branch Banking & Trust Co.	9,600	9,600		9,600	9,600
NC Medical Care Commission Retirement Facilities Revenue 1st Mortgage United Methodist, Series 2005, LOC: Branch Banking & Trust Co.	5,000	5,000		5,000	5,000
NC Medical Care Commission Retirement Facilities Revenue Aldersgate Project, Series 2001, LOC: Branch Banking & Trust	10,310	10,310		10,310	10,310
NC Medical Care Community Health Care Facilities Revenue Rutherford Hospital, Inc., Project, Series 2001, LOC: Branch Banking & Trust Co.	3,980	3,980		3,980	3,980
NC Medical Care Community Retirement Facilities Revenue Series 2003, LOC: Bank of Scotland	10,000	10,000		10,000	10,000
NC State GO, Series 2003,	5,460	5,460		5,460	5,460
NC State GO, Series 2003,	5,000	5,006		5,000	5,006
NC State GO, Series 2115; SPA: Merrill Lynch Capital Services	—	—		5,420	5,420
Total North Carolina		76,596			96,696

North Dakota			0.2%
ND Grand Forks Health Care Facilities Revenue Series 2004, Insured:MBIA	8,635	8,635		8,635	8,635
Total North Dakota		8,635			8,635

Ohio			3.4%
OH Akron Bath Copley Ohio, Joint Township Hospital district, Series B; LOC: JPMorgan Chase Bank	—	—		10,000	10,000
OH Cincinnati City School District, PUTTERS, Series 862, GO; Insured: FSA, LIQ FAC: JPMorgan Chase Bank	—	—		3,900	3,900
OH Cleveland Waterworks Revenue Series 2002 L, Insured: FGIC	28,495	28,495		28,495	28,495
OH Columbus Regional Airport Authority Revenue Series 2004 A, LOC: U.S. Bank Trust, N.A.	10,000	10,000		10,000	10,000
OH Columbus Regional Airport Authority Revenue Series 2004, LOC: U.S. Bank N.A.	41,000	41,000		41,000	41,000
OH Cuyahoga County Health Care Facilities, McGregor Amasa Stone; LOC: KeyBank, N.A.	—	—		4,700	4,700
OH Hamilton County Economic Development Revenue CAA Complex at Jordan, Series 2003, LOC: Fifth Third Bank	2,620	2,620		2,620	2,620
OH Hamilton County Economic Development Revenue Xavier H.S. Projec, Series 2003, LOC: Fifth Third Bank	4,350	4,350		4,350	4,350
OH Highland County Hospital Joint Township Hospital District Facilities Revenue Series 2004, LOC: Fifth Third Bank	1,805	1,805		1,805	1,805
OH Indian Hill, Economic Development, Cincinnati Country Day School; LOC: Fifth Third Bank	—	—		1,225	1,225
OH Local School District GO, Stark & Summit Counties Series 2004, Insured: FGIC	3,990	3,990		3,990	3,990
OH Lucas County Facilities Improvement Revenue Toledo Zoological Society Project, Series 1997, LOC: Key Bank N.A.	2,700	2,700		2,700	2,700

OH Montgomery County Economic Development Revenue The Dayton Art Institute Project, Series 1996, LOC: National City Bank	2.350	5/1/26	(a)		—	—
OH Muskingum County Hospital Facilities Revenue Genesis Healthcare System Project, Series 2000, LOC: National City Bank	2.310	12/1/20	(a)		—	—
OH State Higher Educational Facility Higher Educational Pooled Financing, Series 2003 A, LOC: Fifth Third Bank	2.300	9/1/24	(a)		—	—
OH State, Pollution Control Revenue, Water Development Authority, PUTTERS, Series 558; Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank	2.320	5/1/12	(a)(b)		4,585	4,585
OH Summit County Port Authorty Industrial Development Revenue Jewish Community Board Project, Series 2005		10/1/23	(c)		—	—
OH Warren County Economic Development Revenue Ralph J. Stolle Countryside Project, Series 2000, LOC: Fifth Third Bank	2.000	8/1/20	(a)(b)		—	—
Total Ohio						24,410

Oklahoma				0.3%
OK Development Finance Authority Revenue, Deaconess Health Care; LOC: KBC Bank NV	2.430	10/1/20			6,100	6,100
OK Optima Municipal Authority Revenue, Seaboard Project; LOC: SunTrust Bank	2.340	9/1/23			7,500	7,500
OK State Industrial Authority Revenue, Amateur Softball Association Project, Series 2002, LOC: Bank One Oklahoma N.A.	2.450	6/1/14	(a)(b)		—	—
Total Oklahoma						13,600

Oregon				1.1%
OR State Health Housing, Educational & Cultural Facilities Authority, Quatama Crossing Housing Project; LOC: U.S. Bank, N.A.	2.350	1/1/31	(a)		2,990	2,990
OR State Tax Anticipation Notes, Series 2004,	2.310	6/30/05	(a)(b)		—	—
OR State Tax Anticipation Notes, Series 2004,	3.000	6/30/05			—	—
Total Oregon						2,990

Pennsylvania				1.1%
PA Allegheny County Industrial Development Revenue United Jewish Federation Project, Series 1995 B, LOC: PNC Bank N.A.	2.310	10/1/25	(a)		—	—
PA Harrisburg Authority Revenue Cumberland Valley School Project, Series 2002 B, Insured: FSA	2.330	3/1/34	(a)		—	—
PA Harrisburg Authority Revenue West Brandywine Project, Series 2002 D, Insured: FSA	2.330	3/1/34	(a)		—	—
PA Higher Educational Facilities Authority Revenue Series 2005, LOC: Sovereign Bank	2.250	11/1/36	(a)		—	—
PA Montgomery County Industrial Development Authority Revenue Plymouth Woods Project, Series 1987, LOC: PNC Bank, N.A.	2.310	9/1/06	(a)(b)		—	—
PA Moon, Industrial Development Authority, Commercial Development, One Thorn Run Center Project, Series A, AMT; LOC: National City Bank	2.390	11/1/15	(a)		5,340	5,340

OH Montgomery County Economic Development Revenue The Dayton Art Institute Project, Series 1996, LOC: National City Bank	8,000	8,000		8,000	8,000
OH Muskingum County Hospital Facilities Revenue Genesis Healthcare System Project, Series 2000, LOC: National City Bank	14,340	14,340		14,340	14,340
OH State Higher Educational Facility Higher Educational Pooled Financing, Series 2003 A, LOC: Fifth Third Bank	1,535	1,535		1,535	1,535
OH State, Pollution Control Revenue, Water Development Authority, PUTTERS, Series 558; Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank	—	—		4,585	4,585
OH Summit County Port Authorty Industrial Development Revenue Jewish Community Board Project, Series 2005	5,000	5,000		5,000	5,000
OH Warren County Economic Development Revenue Ralph J. Stolle Countryside Project, Series 2000, LOC: Fifth Third Bank	1,000	1,000		1,000	1,000
Total Ohio		124,835			149,245

Oklahoma			0.3%
OK Development Finance Authority Revenue, Deaconess Health Care; LOC: KBC Bank NV	—	—		6,100	6,100
OK Optima Municipal Authority Revenue, Seaboard Project; LOC: SunTrust Bank	—	—		7,500	7,500
OK State Industrial Authority Revenue, Amateur Softball Association Project, Series 2002, LOC: Bank One Oklahoma N.A.	1,375	1,375		1,375	1,375
Total Oklahoma		1,375			14,975

Oregon			1.1%
OR State Health Housing, Educational & Cultural Facilities Authority, Quatama Crossing Housing Project; LOC: U.S. Bank, N.A.	—	—		2,990	2,990
OR State Tax Anticipation Notes, Series 2004,	25,000	25,000		25,000	25,000
OR State Tax Anticipation Notes, Series 2004,	20,000	20,060		20,000	20,060
Total Oregon		45,060			48,050

Pennsylvania			1.1%
PA Allegheny County Industrial Development Revenue United Jewish Federation Project, Series 1995 B, LOC: PNC Bank N.A.	6,505	6,505		6,505	6,505
PA Harrisburg Authority Revenue Cumberland Valley School Project, Series 2002 B, Insured: FSA	11,340	11,340		11,340	11,340
PA Harrisburg Authority Revenue West Brandywine Project, Series 2002 D, Insured: FSA	2,025	2,025		2,025	2,025
PA Higher Educational Facilities Authority Revenue Series 2005, LOC: Sovereign Bank	8,000	8,000		8,000	8,000
PA Montgomery County Industrial Development Authority Revenue Plymouth Woods Project, Series 1987, LOC: PNC Bank, N.A.	5,000	5,000		5,000	5,000
PA Moon, Industrial Development Authority, Commercial Development, One Thorn Run Center Project, Series A, AMT; LOC: National City Bank	—	—		5,340	5,340

PA Philadelphia Redevelopment Authority The Presbyterian Home Project, Series 1998, LOC: PNC Bank, N.A.	2.310	7/1/28	(a)(b)		—	—
PA State, MERLOTS, Series B-15, GO; Insured: FSA, SPA: Wachovia Bank, N.A.	2.350	5/1/21	(a)(b)		2,000	2,000
						7,340

Puerto Rico				0.3%
PR Commonwealth of Puerto Rico GO, Series 2003, Insured: MBIA	3.640	1/1/13	(a)(b)		—	—
Total Puerto Rico						—

South Carolina				2.0%
SC Jobs Economic Development Authority Health Care Facilities Revenue Baptist Ministries Incorporated, Series 2000, LOC: Columbiabank N.A.	2.350	7/1/20	(a)		—	—
SC Jobs Economic Development Authority Health Facilities Revenue Carolina Village Project, Series 2000, LOC: Branch Banking & Trust	2.270	2/1/22	(a)		—	—
SC Jobs Economic Development Authority Hospital Facility Revenue Canon Memorial Hospital Project, Series 2004 A, LOC: National Bank of South Carolina	2.380	6/1/24	(a)		—	—
SC Piedmont Municipal Power Agency Series 2004, Insured: AMBAC LOC: JPMorgan Chase Bank	2.300	1/1/34	(a)		—	—
SC Piedmont Municipal Power Agency Series 2004, Insured: MBIA	2.300	1/1/34	(a)		—	—
SC Piedmont Municipal Power Agency Series 2004, Insured: MBIA LOC: Dexia	2.300	1/1/31	(a)		—	—
SC Richland County School District No. 001, ABN-AMRO Munitops Certificates Trust, GO; Insured: FSA, SPA: ABN AMRO Bank N.V.	2.330	3/1/11	(a)(b)		20,000	20,000
SC State Public Service Authority Revenue Series 2002, Insured: FSA	2.320	7/1/10	(a)(b)		—	—
SC State Public Service Authority Revenue Series 2004, Insured: AMBAC	2.320	1/1/22	(a)(b)		—	—
SC Transportation Infrastructure Book Revenue Series 2004, Insured: AMBAC	2.320	10/1/08	(a)(b)		—	—
Total South Carolina						20,000

Tennessee				2.9%
TN Blount County Public Building Authority Local Government Public Improvement, Series 2002, Insured: AMBAC	2.310	6/1/17	(a)		—	—
TN Chattanooga, Health and Educational Facilities Board, Educational Facilities Revenue, McCallie School Project; LOC: SunTrust Bank, N.A.	2.290	12/1/23	(a)		3,200	3,200
TN City of Jackson, Refunding and Improvement; Credit Support: AMBAC	6.000	4/1/05			3,000	3,000
TN Clarksville Public Building Authority Revenue Series 1996, LOC: SunTrust Bank	2.290	7/1/11	(a)		—	—
TN Cleveland Health & Educational Facilities Board Revenue Lee University Project, Series 2002, LOC: First Tennessee	2.550	12/1/19	(a)(b)		—	—

PA Philadelphia Redevelopment Authority The Presbyterian Home Project, Series 1998, LOC: PNC Bank, N.A.	5,450	5,450		5,450	5,450
PA State, MERLOTS, Series B-15, GO; Insured: FSA, SPA: Wachovia Bank, N.A.	—	—		2,000	2,000
		38,320			45,660

Puerto Rico			0.3%
PR Commonwealth of Puerto Rico GO, Series 2003, Insured: MBIA	11,440	11,440		11,440	11,440
Total Puerto Rico		11,440			11,440

South Carolina			2.0%
SC Jobs Economic Development Authority Health Care Facilities Revenue Baptist Ministries Incorporated, Series 2000, LOC: Columbiabank N.A.	6,400	6,400		6,400	6,400
SC Jobs Economic Development Authority Health Facilities Revenue Carolina Village Project, Series 2000, LOC: Branch Banking & Trust	13,145	13,145		13,145	13,145
SC Jobs Economic Development Authority Hospital Facility Revenue Canon Memorial Hospital Project, Series 2004 A, LOC: National Bank of South Carolina	6,250	6,250		6,250	6,250
SC Piedmont Municipal Power Agency Series 2004, Insured: AMBAC LOC: JPMorgan Chase Bank	4,175	4,175		4,175	4,175
SC Piedmont Municipal Power Agency Series 2004, Insured: MBIA	13,300	13,300		13,300	13,300
SC Piedmont Municipal Power Agency Series 2004, Insured: MBIA LOC: Dexia	3,025	3,025		3,025	3,025
SC Richland County School District No. 001, ABN-AMRO Munitops Certificates Trust, GO; Insured: FSA, SPA: ABN AMRO Bank N.V.	—	—		20,000	20,000
SC State Public Service Authority Revenue Series 2002, Insured: FSA	5,490	5,490		5,490	5,490
SC State Public Service Authority Revenue Series 2004, Insured: AMBAC	4,575	4,575		4,575	4,575
SC Transportation Infrastructure Book Revenue Series 2004, Insured: AMBAC	10,345	10,345		10,345	10,345
Total South Carolina		66,705			86,705

Tennessee			2.9%
TN Blount County Public Building Authority Local Government Public Improvement, Series 2002, Insured: AMBAC	3,900	3,900		3,900	3,900
TN Chattanooga, Health and Educational Facilities Board, Educational Facilities Revenue, McCallie School Project; LOC: SunTrust Bank, N.A.	—	—		3,200	3,200
TN City of Jackson, Refunding and Improvement; Credit Support: AMBAC	—	—		3,000	3,000
TN Clarksville Public Building Authority Revenue Series 1996, LOC: SunTrust Bank	6,855	6,855		6,855	6,855
TN Cleveland Health & Educational Facilities Board Revenue Lee University Project, Series 2002, LOC: First Tennessee	3,150	3,150		3,150	3,150

TN Collierville Industrial Development Board St. Georges High School Project, Series 2001, LOC: Amsouth	2.320	8/1/31	(a)		—	—
TN Dickson County Industrial Development Board Revenue The Jackson Foundation-Renaissance Learning Center Project, Series 1997, LOC: SunTrust Bank of Nashville	2.290	11/1/12	(a)		—	—
TN Franklin Health & Educational Facilities Board Revenue Battle Ground Academy Project, Series 2002, LOC: SunTrust Bank	2.290	1/1/22	(a)		—	—
TN Greenville, Industrial Development Board, Warehouse Services, LLC, AMT; LOC: SunTrust Bank, N.A.	2.390	5/1/18	(a)		4,000	4,000
TN Housing Development Agency Single Family Mortgage, Series 2004.	2.526	12/8/05	(a)		—	—
TN Knox County Health & Educational Facilities Board Webb School - Knoxville Project, Series 1999, LOC: SunTrust Bank of Nashville	2.290	3/1/19	(a)		—	—
TN Loudon Water & Sewer Revenue Series 1996, LOC: Wachovia Bank	2.340	9/1/06	(a)(b)		—	—
TN Metropolitan Government Nashville & Davidson County District Energy Series 2002, Insured: AMBAC	2.320	4/1/10	(a)(b)		—	—
TN Metropolitan Government Nashville & Davidson County Housing & Facilities Board Revnue Mary Queen of Angels Project, Series 2000, LOC: SunTrust Bank	2.290	7/1/32	(a)		—	—
TN Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue Nashville Apatment Properties Project, Series 1995-2, LOC: AmSouth Bank, N.A.	2.390	9/1/15	(a)(b)		—	—
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Vanderbilt University, Series 2002 B.	2.320	10/1/32	(a)		—	—
TN Shelby County Health Educational & Housing Facilities Board Revenue Memphis University School Project, Series 2002, LOC: SunTrust Bank	2.310	10/1/22	(a)		—	—
TN Shelby County Health Educational & Housing Facilities Board Revenue St. Benedict Auburndale School, Series 2003, LOC: AM South	2.320	5/1/33	(a)		—	—
TN Shelby County Health Educational & Housing Facilities Board Revenue St. Mary’s Episcopal School Project, Series 2004, LOC: First Tennessee Bank	2.580	12/1/34	(a)		—	—
TN Williamson County Industrial Development Board Revenue Educational Facility St. Matthew School Project, Series 2004, LOC: SunTrust Bank	2.340	7/1/24	(a)		—	—
Total Tennessee						10,200

Texas				15.7%
TX Ames Higher Education Facilities Corp., St. Gabriels School Project; LOC: Allied Irish Bank Plc	2.330	12/1/33	(a)		5,405	5,405
TX Austin City	2.300	4/12/05	(a)		—	—
TX Boerne Independent School District, PUTTERS, Series 752, GO; Insured: PSF-GTD, LIQ FAC: JPMorgan Chase Bank	2.320	2/1/11	(a)(b)		2,630	2,630

TN Collierville Industrial Development Board St. Georges High School Project, Series 2001, LOC: Amsouth	20,600	20,600		20,600	20,600
TN Dickson County Industrial Development Board Revenue The Jackson Foundation-Renaissance Learning Center Project, Series 1997, LOC: SunTrust Bank of Nashville	7,700	7,700		7,700	7,700
TN Franklin Health & Educational Facilities Board Revenue Battle Ground Academy Project, Series 2002, LOC: SunTrust Bank	6,000	6,000		6,000	6,000
TN Greenville, Industrial Development Board, Warehouse Services, LLC, AMT; LOC: SunTrust Bank, N.A.	—	—		4,000	4,000
TN Housing Development Agency Single Family Mortgage, Series 2004.	18,240	18,240		18,240	18,240
TN Knox County Health & Educational Facilities Board Webb School - Knoxville Project, Series 1999, LOC: SunTrust Bank of Nashville	14,200	14,200		14,200	14,200
TN Loudon Water & Sewer Revenue Series 1996, LOC: Wachovia Bank	675	675		675	675
TN Metropolitan Government Nashville & Davidson County District Energy Series 2002, Insured: AMBAC	5,360	5,360		5,360	5,360
TN Metropolitan Government Nashville & Davidson County Housing & Facilities Board Revnue Mary Queen of Angels Project, Series 2000, LOC: SunTrust Bank	7,515	7,515		7,515	7,515
TN Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue Nashville Apatment Properties Project, Series 1995-2, LOC: AmSouth Bank, N.A.	3,555	3,555		3,555	3,555
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Vanderbilt University, Series 2002 B.	2,200	2,200		2,200	2,200
TN Shelby County Health Educational & Housing Facilities Board Revenue Memphis University School Project, Series 2002, LOC: SunTrust Bank	4,520	4,520		4,520	4,520
TN Shelby County Health Educational & Housing Facilities Board Revenue St. Benedict Auburndale School, Series 2003, LOC: AM South	5,170	5,170		5,170	5,170
TN Shelby County Health Educational & Housing Facilities Board Revenue St. Mary’s Episcopal School Project, Series 2004, LOC: First Tennessee Bank	3,500	3,500		3,500	3,500
TN Williamson County Industrial Development Board Revenue Educational Facility St. Matthew School Project, Series 2004, LOC: SunTrust Bank	4,150	4,150		4,150	4,150
Total Tennessee		117,290			127,490

Texas			15.7%
TX Ames Higher Education Facilities Corp., St. Gabriels School Project; LOC: Allied Irish Bank Plc	—	—		5,405	5,405
TX Austin City	32,198	32,198		32,198	32,198
TX Boerne Independent School District, PUTTERS, Series 752, GO; Insured: PSF-GTD, LIQ FAC: JPMorgan Chase Bank	—	—		2,630	2,630

TX Brazos River Authority, TXU Energy Company LLC, Series D-1, AMT; LOC: Wachovia Bank, N.A.	2.330	5/1/33		7,200	7,200
TX Brazos River Authority, TXU Energy Company LLC, Series D-2, AMT; LOC: Wachovia Bank, N.A.	2.330	5/1/33		3,550	3,550
TX Brazosport Independent School District Series 2003.	2.320	8/15/10	(a)(b)	—	—
TX Bridgeport GO, Independent School District, Series 2004.	2.320	2/15/09	(a)(b)	—	—
TX Brownsville Utility System, Series A, Mandatory Tender 6/21/05; Insured: MBIA, SPA: State Street Bank & Trust	2.050	9/1/25		4,000	4,000
TX Brownsville Utility System, Series B, Mandatory Tender 6/21/05; Insured: MBIA, SPA: State Street Bank & Trust	2.050	9/1/25		16,500	16,500
TX Canutillo Independent School District GO, Series 2003,	2.320	8/15/22	(a)(b)	—	—
TX Cypress Fairbanks Independent School District Series 2005, Insured: PSFG	2.320	2/15/20	(a)(b)	—	—
TX Dallas Independent School District GO, Series 2004, Insured: PSFG	2.320	8/15/24	(a)	—	—
TX Denton County GO, Series 2005, Insured: MBIA	2.320	7/15/10	(a)(b)	—	—
TX Denton Utilities System Series, 2004, Insured: MBIA	2.320	12/1/24	(b)	—	—
TX Grand Prairie Housing Finance Corporation Multi-Family Housing Revenue Lincoln Property Project, Series 1993.	2.300	6/1/10	(a)(b)	—	—
TX Grand Prairie Housing Finance Corporation Multi-Family Housing Revenue Windbridge Grand Prairie Project Series 1993.	2.300	6/1/10	(a)	—	—
TX Gregg County Housing Finance Corporation Multi-Family Housing Revenue Refunding Summer Green Project, Series 2004 A.	2.310	2/15/23	(a)	—	—
TX Gregg County Housing Finance Corporation Multi-Family Housing Revenue Refunding Summer Lake Project, Series 2004 A.	2.310	2/15/23	(a)	—	—
TX Guadalupe-Blanco River Authority, Texas Contract Revenue, MERLOTS, Series 2; Insured: MBIA, SPA: Wachovia Bank, N.A.	2.350	4/15/27	(a)(b)	11,710	11,710
TX Harlandale Independent School district, PUTTERS, Series 524, GO; Insured: PSF_GTD, SPA: JPMorgan Chase Bank	2.320	8/15/12	(a)(b)	2,715	2,715
TX Harris County Health Facilities Development Corp. Special Facilities Revenue Texas Medical Center Project, Series 1999 B, Insured: FSA LOC: JPMorgan Chase Bank	2.300	5/15/29	(a)	—	—
TX Hays County Independent School District GO, Series 2005, Insured: PSFG	2.320	8/15/25	(a)(b)	—	—
TX HFDC Central Texas, Inc., Villa de San Antonio Project, Series C; LOC: KBC Bank, N.V.	2.310	5/15/38	(a)	6,500	6,500
TX Houston Indepedent School District GO, Series 2004, Insured: FSA	1.800	6/14/05	(d)	—	—
TX Houston Utility System Revenue, MERLOTS, Series B-17; Insured: MBIA, SPA: Wachovia Bank, N.A.	2.350	5/15/27	(a)(b)	12,145	12,145
TX Houston Utility System Revenue Series 2004, Insured: FSA	2.320	5/15/20	(a)(b)	—	—

TX Brazos River Authority, TXU Energy Company LLC, Series D-1, AMT; LOC: Wachovia Bank, N.A.	—	—	7,200	7,200
TX Brazos River Authority, TXU Energy Company LLC, Series D-2, AMT; LOC: Wachovia Bank, N.A.	—	—	3,550	3,550
TX Brazosport Independent School District Series 2003.	4,982	4,982	4,982	4,982
TX Bridgeport GO, Independent School District, Series 2004.	5,190	5,190	5,190	5,190
TX Brownsville Utility System, Series A, Mandatory Tender 6/21/05; Insured: MBIA, SPA: State Street Bank & Trust	—	—	4,000	4,000
TX Brownsville Utility System, Series B, Mandatory Tender 6/21/05; Insured: MBIA, SPA: State Street Bank & Trust	—	—	16,500	16,500
TX Canutillo Independent School District GO, Series 2003.	4,815	4,815	4,815	4,815
TX Cypress Fairbanks Independent School District Series 2005, Insured: PSFG	6,800	6,800	6,800	6,800
TX Dallas Independent School District GO, Series 2004, Insured: PSFG	4,490	4,490	4,490	4,490
TX Denton County GO, Series 2005, Insured: MBIA	4,600	4,600	4,600	4,600
TX Denton Utilities System Series, 2004, Insured: MBIA	5,340	5,340	5,340	5,340
TX Grand Prairie Housing Finance Corporation Multi-Family Housing Revenue Lincoln Property Project, Series 1993.	9,600	9,600	9,600	9,600
TX Grand Prairie Housing Finance Corporation Multi-Family Housing Revenue Windbridge Grand Prairie Project Series 1993.	9,000	9,000	9,000	9,000
TX Gregg County Housing Finance Corporation Multi-Family Housing Revenue Refunding Summer Green Project, Series 2004 A.	2,660	2,660	2,660	2,660
TX Gregg County Housing Finance Corporation Multi-Family Housing Revenue Refunding Summer Lake Project, Series 2004 A.	5,155	5,155	5,155	5,155
TX Guadalupe-Blanco River Authority, Texas Contract Revenue, MERLOTS, Series 2; Insured: MBIA, SPA: Wachovia Bank, N.A.	—	—	11,710	11,710
TX Harlandale Independent School district, PUTTERS, Series 524, GO; Insured: PSF_GTD, SPA: JPMorgan Chase Bank	—	—	2,715	2,715
TX Harris County Health Facilities Development Corp. Special Facilities Revenue Texas Medical Center Project, Series 1999 B, Insured: FSA LOC: JPMorgan Chase Bank	3,800	3,800	3,800	3,800
TX Hays County Independent School District GO, Series 2005, Insured: PSFG	3,690	3,690	3,690	3,690
TX HFDC Central Texas, Inc., Villa de San Antonio Project, Series C; LOC: KBC Bank, N.V.	—	—	6,500	6,500
TX Houston Indepedent School District GO, Series 2004, Insured: FSA	9,995	9,995	9,995	9,995
TX Houston Utility System Revenue, MERLOTS, Series B-17; Insured: MBIA, SPA: Wachovia Bank, N.A.	—	—	12,145	12,145
TX Houston Utility System Revenue Series 2004, Insured: FSA	5,185	5,185	5,185	5,185

TX Houston Water & Sewer Systems Revenue Series 2002, Insured: MBIA	2.300	12/1/23	(a)(d)	—	—
TX Houston, Series 450; Insured: MBIA, Credit Support: JPMorgan Chase Bank	2.320	3/1/12	(a)(b)	9,295	9,295
TX Hunt Memorial Hospital District Revenue Series 1998, Insured: FSA	2.330	8/15/17	(a)	—	—
TX Kaufman County Fresh Water Supply District No. 1-C, GO, Mandatory Tender 12/1/05; LOC: JPMorgan Chase Bank	2.370	12/1/33		5,000	5,000
TX Lower Colorado River Authority Transmission Contract Revenue Series 2004-623, Insured: FGIC	2.320	11/15/09	(a)(b)	—	—
TX Lower Neches Valley Authority, Pollution Control Revenue, Chevron USA, Inc. Project	2.140	2/15/17	(a)	6,000	6,000
TX Municipal Power Agency Revenue Floating Rate Trust Receipts, Series 2004, Insured: FGIC	2.310	9/1/11	(a)(b)	—	—
TX North Central, Commercial Paper	1.950	4/8/05		12,000	12,000
TX North Central Health Facility Development Corporation, Commercial Paper	1.850	4/8/05		14,500	14,500
TX North Central Health Facility Development Corporation, Commercial Paper	1.900	4/7/05		8,000	8,000
TX North Central Health Facility Development Corporation Revenue Series 2004, Insured: MBIA	2.320	7/11/12	(a)(b)	—	—
TX North East Independent School District GO Series 2000 PT-1249.	2.320	2/1/21	(a)(b)	—	—
TX Nueces County GO, Series 2004, Insured: AMBAC	2.320	2/15/12	(a)(b)	—	—
TX Public Finance	1.950	4/6/05		—	—
TX Public Finance	1.990	5/10/05		—	—
TX San Antonio Health Facilities Development Corp. Revenue Ctrc Clinical Foundation Project, LOC: Wells Fargo Bank N.A.	2.280	6/1/20	(a)	—	—
TX San Antonio Water Revenue Series 2003 A, Insured: MBIA	2.270	5/15/33	(a)	—	—
TX Small Business Industrial Development Corporation Industrial Development Revenue Texas Public Facilities Capital Access Series 1986, LOC: KBC Bank N.V.	2.300	7/1/26	(a)	—	—
TX Spring Independent School District GO, Series 2005, Insured: FGIC	2.320	8/15/26	(a)(b)	—	—
TX State Tax and Revenue Anticipation Note	0.000	1/0/00		35,000	35,200
TX State Tax and Revenue Anticipation Note, Series 2004-D	2.270	8/31/05	(a)(b)	—	—
TX State Tax and Revenue Anticipation Note, Series 2004	3.000	8/31/05		—	—
TX Texas A&M University, Revenue Bond, Series B	5.250	5/15/05		2,470	2,480
TX University of Texas Permanent University Fund, Series 2005 A	3.500	10/5/05	(a)	—	—
TX Water Development Board Revenue Refunding, State Revolving Fund, Series 2003, LOC: JPMorgan Chase Bank	2.300	7/15/22	(a)	—	—
TX West Side Calhoun County Development Corporation Pollution Control Revenue Sohio Chemical Corporation Project Series 1985	2.300	12/1/15	(a)	—	—
TX Williamson County Putable Receipts Series 1998, Insured: FSA	2.320	2/15/21	(a)(b)	—	—
Total Texas					164,830

TX Houston Water & Sewer Systems Revenue Series 2002, Insured: MBIA	12,495	12,495	12,495	12,495
TX Houston, Series 450; Insured: MBIA, Credit Support: JPMorgan Chase Bank	—	—	9,295	9,295
TX Hunt Memorial Hospital District Revenue Series 1998, Insured: FSA	11,490	11,490	11,490	11,490
TX Kaufman County Fresh Water Supply District No. 1-C, GO, Mandatory Tender 12/1/05; LOC: JPMorgan Chase Bank	—	—	5,000	5,000
TX Lower Colorado River Authority Transmission Contract Revenue Series 2004-623, Insured: FGIC	2,000	2,000	2,000	2,000
TX Lower Neches Valley Authority, Pollution Control Revenue, Chevron USA, Inc. Project	—	—	6,000	6,000
TX Municipal Power Agency Revenue Floating Rate Trust Receipts, Series 2004, Insured: FGIC	64,570	64,570	64,570	64,570
TX North Central, Commercial Paper	—	—	12,000	12,000
TX North Central Health Facility Development Corporation, Commercial Paper	—	—	14,500	14,500
TX North Central Health Facility Development Corporation, Commercial Paper	—	—	8,000	8,000
TX North Central Health Facility Development Corporation Revenue Series 2004, Insured: MBIA	9,990	9,990	9,990	9,990
TX North East Independent School District GO Series 2000 PT-1249.	18,340	18,340	18,340	18,340
TX Nueces County GO, Series 2004, Insured: AMBAC	10,580	10,580	10,580	10,580
TX Public Finance	5,000	5,000	5,000	5,000
TX Public Finance	10,000	10,000	10,000	10,000
TX San Antonio Health Facilities Development Corp. Revenue Ctrc Clinical Foundation Project, LOC: Wells Fargo Bank N.A.	4,900	4,900	4,900	4,900
TX San Antonio Water Revenue Series 2003 A, Insured: MBIA	23,000	23,000	23,000	23,000
TX Small Business Industrial Development Corporation Industrial Development Revenue Texas Public Facilities Capital Access Series 1986, LOC: KBC Bank N.V.	42,170	42,170	42,170	42,170
TX Spring Independent School District GO, Series 2005, Insured: FGIC	5,945	5,945	5,945	5,945
TX State Tax and Revenue Anticipation Note	—	—	35,000	35,200
TX State Tax and Revenue Anticipation Note, Series 2004-D	3,250	3,250	3,250	3,250
TX State Tax and Revenue Anticipation Note, Series 2004	100,000	100,569	100,000	100,569
TX Texas A&M University, Revenue Bond, Series B	—	—	2,470	2,480
TX University of Texas Permanent University Fund, Series 2005 A	32,000	32,229	32,000	32,229
TX Water Development Board Revenue Refunding, State Revolving Fund, Series 2003, LOC: JPMorgan Chase Bank	21,930	21,930	21,930	21,930
TX West Side Calhoun County Development Corporation Pollution Control Revenue Sohio Chemical Corporation Project Series 1985	9,700	9,700	9,700	9,700
TX Williamson County Putable Receipts Series 1998, Insured: FSA	8,135	8,135	8,135	8,135
Total Texas		513,793		678,623

Utah				0.3%
UT Intermountain Power Agency, Power Supply Revenue, Series F, Optional Put 6/1/05; Insured: AMBAC, SPA: Landesbank Hessen-Thuringen GZ	2.020	7/1/18			7,300	7,300
UT St. George, Industrial Development Revenue, Bluff cove Resort LLC Project; LOC: JPMorgan Chase Bank	2.380	8/1/11	(a)		2,570	2,570
UT Salt Lake County Pollution Control Revenue Refunding, Service Station Holdings Project B, Series 1994, LOC: British Pete Plc	2.300	8/1/07	(a)		—	—
Total Utah						9,870

Vermont				0.3%
VT Educational & Health Buildings Financing Agency, Northwestern Project, Series A; LOC: ABN AMRO Bank N.V.	2.320	9/1/31	(a)		6,460	6,460
VT Educational & Health Buildings Financing Agency, Springfield Hospital, Series A; LOC: ABN AMRO Bank N.V.	2.320	9/1/31	(a)		7,560	7,560
Total Vermont						14,020

Virginia				0.5%
VA Alexandria Industrial Development Authority Revenue American Red Cross Project, Series 1989, LOC: First Union National Bank	2.340	1/1/09	(a)(b)		—	—
VA Front Royal & Warren County Industrial Development Revenue Hospital Facility Warren Memorial Hospital Project, Series 2003, LOC: Branch Banking & Trust	2.270	5/1/23	(a)(b)		—	—
VA Hanover County Virginia Industrial Development Authority Residential Care Facility Revenue, Series 1999, LOC: Branch Banking & Trust Co.	2.270	7/1/29	(a)(b)		—	—
VA Rockingham County Industrial Development Authority Residential Care Facility Revenue, Sunnyside Presbyterian Project, Series 2003, LOC: Branch Banking & Trust	2.270	12/1/33	(a)		—	—
VA Spotsylvania County Industrial Development Authority Industrial Development Revenue Carlisle Corporation Project, Series 1993, LOC: SunTrust Bank	2.290	6/1/08	(a)(b)		—	—
Total Virginia						—

Washington				1.2%
WA Broadway Office Properties Revenue Series 2002, Insured: MBIA	2.320	6/1/10	(a)(b)		—	—
WA Port Tacoma, MERLOTS, Series C-01; Insured: AMBAC, SPA: Wachovia Bank, N.A.	2.350	12/1/21	(a)(b)		4,490	4,490
WA State, MERLOTS, Series B-22, GO; Insured: FSA, SPA: Wachovia Bank, N.A.	2.350	7/1/24	(a)(b)		4,395	4,395
WA State GO, Series 2004, Insured: AMBAC	2.320	1/1/12	(a)(b)		7,320	7,320
WA State Economic Development Finance Authority, Olympic Place Apartments; LOC: Washington Trust Bank	2.220	11/1/36			3,700	3,700

Utah			0.3%
UT Intermountain Power Agency, Power Supply Revenue, Series F, Optional Put 6/1/05; Insured: AMBAC, SPA: Landesbank Hessen-Thuringen GZ	—	—		7,300	7,300
UT St. George, Industrial Development Revenue, Bluff cove Resort LLC Project; LOC: JPMorgan Chase Bank	—	—		2,570	2,570
UT Salt Lake County Pollution Control Revenue Refunding, Service Station Holdings Project B, Series 1994, LOC: British Pete Plc	3,500	3,500		3,500	3,500
Total Utah		3,500			13,370

Vermont			0.3%
VT Educational & Health Buildings Financing Agency, Northwestern Project, Series A; LOC: ABN AMRO Bank N.V.	—	—		6,460	6,460
VT Educational & Health Buildings Financing Agency, Springfield Hospital, Series A; LOC: ABN AMRO Bank N.V.	—	—		7,560	7,560
Total Vermont		—			14,020

Virginia			0.5%
VA Alexandria Industrial Development Authority Revenue American Red Cross Project, Series 1989, LOC: First Union National Bank	2,705	2,705		2,705	2,705
VA Front Royal & Warren County Industrial Development Revenue Hospital Facility Warren Memorial Hospital Project, Series 2003, LOC: Branch Banking & Trust	3,900	3,900		3,900	3,900
VA Hanover County Virginia Industrial Development Authority Residential Care Facility Revenue, Series 1999, LOC: Branch Banking & Trust Co.	1,700	1,700		1,700	1,700
VA Rockingham County Industrial Development Authority Residential Care Facility Revenue, Sunnyside Presbyterian Project, Series 2003, LOC: Branch Banking & Trust	12,050	12,050		12,050	12,050
VA Spotsylvania County Industrial Development Authority Industrial Development Revenue Carlisle Corporation Project, Series 1993, LOC: SunTrust Bank	2,000	2,000		2,000	2,000
Total Virginia		22,355			22,355

Washington			1.2%
WA Broadway Office Properties Revenue Series 2002, Insured: MBIA	8,960	8,960		8,960	8,960
WA Port Tacoma, MERLOTS, Series C-01; Insured: AMBAC, SPA: Wachovia Bank, N.A.	—	—		4,490	4,490
WA State, MERLOTS, Series B-22, GO; Insured: FSA, SPA: Wachovia Bank, N.A.	—	—		4,395	4,395
WA State GO, Series 2004, Insured: AMBAC	7,340	7,340		14,660	14,660
WA State Economic Development Finance Authority, Olympic Place Apartments; LOC: Washington Trust Bank	—	—		3,700	3,700

WA State Economic Development Finance Authority, RMI Investors LLC Project, Series F, AMT; LOC: Wells Fargo Bank, N.A.	2.380	8/1/26	(a)		4,100	4,100
WA State Housing Finance Commission, No-Profit Housing Revenue, Rockwood Retirement Program A, Series 1999; LOC: Wells Fargo Bank N.A.	2.310	1/1/30	(a)		—	—
WA State Housing Finance Commission Non-Profit Revenue, Tacoma Art Museum Project; LOC: Northern Trust Co.	2.340	6/1/32	(a)		4,075	4,075
WA State Public Power Supply System Nuclear Project No. 3 Revenue, Series 1990, Insured: MBIA-IBC		7/1/05	(c)		—	—
Total Washington						28,080

West Virginia				0.3%
WV Marshall County Pollution Control Revenue Mountaineer Carbon Company Project, Series 1985, LOC: Standard Oil Co.	2.300	12/1/20	(a)		—	—
WV University of West Virginia Series 2005, Insured: FGIC	2.320	10/1/12	(a)(b)		—	—
Total West Virginia						—

Wisconsin				2.1%
WI Allouez GO, Series 2004, Insured: AMBAC	2.320	4/1/24	(a)(b)		—	—
WI Appleton Industrial Development Revenue Series 1994, U.S. Bank N.A.	2.350	12/15/09	(a)		—	—
WI Center District Tax Revenue Series 2004, Insured: MBIA	2.320	12/15/21	(a)(b)		—	—
WI Madison Metropolitan School District, Tax and Revenue Anticipation Note	3.000	9/9/05	(a)		24,000	24,146
WI State, Health & Educational Facilities Authority Revenue, Series 2003, Insured: MBIA	2.150	8/15/19	(a)(d)		—	—
WI State, Health & Educational Facilities Authority Revenue, Gunderson Lutheran, Series B; SPA: Dexia Public Finance, Credit Support: FSA	2.290	12/1/29			2,625	2,625
WI State, Health & Educational Facilities Authority Revenue, Wheaton Franciscan Services, Series 2003, Insured: MBIA LOC: U.S. Bank Trust, N.A.	2.300	8/15/16	(a)(b)		—	—
WI State, Health & Educational Facilities Authority Revenue, Mequon Jewish Project Series 2003, LOC: Bank One N.A.	2.320	7/1/28	(a)		3,250	3,250
WI State, Health & Educational Facilities Authority Revenue, Wisconsin Lutheran College Project, LOC: U.S. Bank, N.A.	2.340	6/1/33	(a)		1,100	1,100
WI State, GO, Series 2004, Insured: FSA	2.320	5/1/08	(a)(b)		—	—
WI State, GO, Series 2076, Insured: FSA, SPA: Merrill Lynch Capital Services	2.320	5/1/10	(a)(b)		3,460	3,460
WI Wind Point Revenue, The Johnson Foundation Project, Series 2000, LOC: Harris Trust & Savings Bank	2.330	9/1/35	(a)		—	—
Total Wisconsin						34,581

WA State Economic Development Finance Authority, RMI Investors LLC Project, Series F, AMT; LOC: Wells Fargo Bank, N.A.	—	—		4,100	4,100
WA State Housing Finance Commission, No-Profit Housing Revenue, Rockwood Retirement Program A, Series 1999; LOC: Wells Fargo Bank N.A.	3,600	3,600		3,600	3,600
WA State Housing Finance Commission Non-Profit Revenue, Tacoma Art Museum Project; LOC: Northern Trust Co.	—	—		4,075	4,075
WA State Public Power Supply System Nuclear Project No. 3 Revenue, Series 1990, Insured: MBIA-IBC	4,000	3,984		4,000	3,984
Total Washington		23,884			51,964

West Virginia			0.3%
WV Marshall County Pollution Control Revenue Mountaineer Carbon Company Project, Series 1985, LOC: Standard Oil Co.	7,700	7,700		7,700	7,700
WV University of West Virginia Series 2005, Insured: FGIC	5,000	5,000		5,000	5,000
Total West Virginia		12,700			12,700

Wisconsin			2.1%
WI Allouez GO, Series 2004, Insured: AMBAC	5,210	5,210		5,210	5,210
WI Appleton Industrial Development Revenue Series 1994, U.S. Bank N.A.	3,600	3,600		3,600	3,600
WI Center District Tax Revenue Series 2004, Insured: MBIA	6,635	6,635		6,635	6,635
WI Madison Metropolitan School District, Tax and Revenue Anticipation Note	—	—		24,000	24,146
WI State, Health & Educational Facilities Authority Revenue, Series 2003, Insured: MBIA	8,580	8,580		8,580	8,580
WI State, Health & Educational Facilities Authority Revenue, Gunderson Lutheran, Series B; SPA: Dexia Public Finance, Credit Support: FSA	—	—		2,625	2,625
WI State, Health & Educational Facilities Authority Revenue, Wheaton Franciscan Services, Series 2003, Insured: MBIA LOC: U.S. Bank Trust, N.A.	15,900	15,900		15,900	15,900
WI State, Health & Educational Facilities Authority Revenue, Mequon Jewish Project Series 2003, LOC: Bank One N.A.	3,500	3,500		6,750	6,750
WI State, Health & Educational Facilities Authority Revenue, Wisconsin Lutheran College Project, LOC: U.S. Bank, N.A.	—	—		1,100	1,100
WI State, GO, Series 2004, Insured: FSA	10,030	10,030		10,030	10,030
WI State, GO, Series 2076, Insured: FSA, SPA: Merrill Lynch Capital Services	—	—		3,460	3,460
WI Wind Point Revenue, The Johnson Foundation Project, Series 2000, LOC: Harris Trust & Savings Bank	3,700	3,700		3,700	3,700
Total Wisconsin		57,155			91,736

Wyoming				0.7%
WY State Education Fund Tax & Revenue Anticipation Notes Series 2004,	3.000	6/24/05	(a)		—	—
WY Uinta County Pollution Control Revenue Chevron Corp., Series 1993,	2.280	8/15/20	(a)		—	—
Total Wyoming						—

TOTAL MUNICIPAL BONDS AND NOTES						1,045,118

VARIABLE RATE DEMAND NOTES (e)				0.2%
Municipal Electric Authority, Georgia Revenue	1.940	4/18/05			—	—
TOTAL VARIABLE RATE DEMAND NOTES						—

INVESTMENT COMPANY				0.0%
BlackRock MuniCash Portfolio, Institutional Shares					10	10
TOTAL INVESTMENT COMPANY						10

Total Investments (f)				98.5%		1,045,128
Other Assets & Liabilities, net				1.5%		3,490
Net Assets				100.0%		$1,048,618

Investments at cost						$1,045,128

Wyoming			0.7%
WY State Education Fund Tax & Revenue Anticipation Notes Series 2004,	10,000	10,021			10,000	10,021
WY Uinta County Pollution Control Revenue Chevron Corp., Series 1993,	18,850	18,850			18,850	18,850
Total Wyoming		28,871				28,871

TOTAL MUNICIPAL BONDS AND NOTES		3,212,722				4,257,840

VARIABLE RATE DEMAND NOTES (e)			0.2%
Municipal Electric Authority, Georgia Revenue	7,937	7,937			7,937	7,937
TOTAL VARIABLE RATE DEMAND NOTES		7,937				7,937

INVESTMENT COMPANY			0.0%
BlackRock MuniCash Portfolio, Institutional Shares	—	—			10	10
TOTAL INVESTMENT COMPANY		—				10

Total Investments (f)		3,220,659	98.5%			4,265,787
Other Assets & Liabilities, net		62,457	1.5%	305		66,252
Net Assets		$3,283,116	100.0%			$4,332,039

Investments at cost		$3,220,659				$4,265,787

Notes to Investment Portfolio:

(a)          Variable rate security.  The interest rate shown reflects the rate as of March 31, 2005

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $942,557, which represents 21.8% of net assets.

(c)          Zero coupon bond.

(d)         Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized cost which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At March 31, 2005, these securities amounted to $48,555, which represents 1.1% of net assets.

(e)          Variable rate demand note.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflects the rate as of March 31, 2005.

(d)         Cost for both financial statement and federal income tax purposes is $1,045,128 for Galaxy Tax-Exempt Money Market Fund, $3,220,659 for Columbia Tax-Exempt Reserves, and $4,265,787 for the funds combined.

ABBREVIATIONS:

AMBAC - Ambac Assurance Corp.

FGIC - Financial Guarantee Insurance Co.

FSA - Financial Security Assurance, Inc.

GIC: Guaranteed Investment Contract

GO - General Obligation Bond

LOC - Letter of Credit

MBIA - MBIA Insurance Corp.

PUTTERS - Puttable Tax-Exempt Receipts

TAN - Tax Anticipation Note

TRAN - Tax and Revenue Anticipation Note

Pro Forma Combining

Statement of Assets & Liabilities

As of  March 31, 2005 (unaudited)

	Galaxy	Columbia
	Tax-Exempt	Tax-Exempt
	Money Market Fund	Reserves		Pro Forma
(in thousands)	Target Fund	Acquiring Fund		Adjustments		Pro Forma Combined
Assets:
Investments, at cost	$1,045,128	$3,220,659		$—		$4,265,787
Investments, at value	1,045,128	3,220,659		—		4,265,787
Cash	—	2		—		2
Receivable for Fund shares sold	—	255				255
Receivable for investment securities sold	—	100,457		—		100,457
Interest Receivable	5,322	16,539		—		21,861
Receivable from investment adviser/administrator	—	303		—		303
Receivable from distributor	—	—	(d)	305	(e)	305
Deferred Trustees’ fees	74	—		—		74
Other assets	—	6		—		6
Total Assets	1,050,524	3,338,221		305		4,389,050

Liabilities:
Payable for Fund shares redeemed	—	60		—		60
Investment advisory fee payable	—	417		—		417
Administration fee payable	—	279		—		279
Shareholder servicing and distribution fees payable	—	209		—		209
Distributions payable	1,334	3,614		(49	)(c)	4,899
Payable for investment securities purchased	—	50,203		—		50,203
Accrued Trustees’ fees and expenses	4	132		—		136
Payable to Columbia and Affiliates	430	—		—		430
Accrued Expenses and other liabilities	64	191		—		255
Deferred Trustees’ fees	74	—		—		74
Other Liabilites				49	(c)	49
Total Liabilities	1,906	55,105		—		57,011
Net Assets	$1,048,618	$3,283,116		$305		$4,332,039

Net assets consist of:
Paid-in capital in excess of par value	$1,048,626	$3,283,020		305	(e)	$4,331,951
Undistributed (overdistributed) net investment income	(20)	94				74
Accumulated net realized gain (loss) on investments sold	12	2				14
Net Assets	$1,048,618	$3,283,116		305		$4,332,039

				Columbia
	Galaxy	Columbia		Tax-Exempt
	Tax-Exempt	Tax Exempt		Reserves
	Money Market Fund	Reserves	Pro Forma	Pro Forma
	(“Fund”)	(Acquiring Fund)	Adjustments	Combined(1)

G-Trust Class Shares
Net asset value	$—	$—	$871,367,317(2)	$871,367,317
Shares outstanding	—	—	871,367,317(2)	871,367,317
Net asset value per share	$—	$—		$1.00
Retail A Class Shares(4)
Net asset value			$28,642,027	$28,642,027
Shares outstanding			28,678,002	28,678,002
Net asset value per share				$1.00
Retail A Shares(4)
Net asset value	$28,642,027(3)		$(28,642,027)	$—
Shares outstanding	28,678,002(3)		(28,678,002)	—
Net asset value per share	$1.00			$—
Trust Shares(4)
Net asset value	$871,367,317	$—	$(871,367,317)	$—
Shares outstanding	871,347,394	—	(871,347,394)	—
Net asset value per share	$1.00	$—		$—
All Other Classes
Net asset value		$3,015,221,206		$3,015,221,206
Shares outstanding		3,015,076,566		3,015,076,566
Net asset value per share		$1.00		$1.00
Fund Totals
Net asset value	$900,009,344	$3,015,221,206	$—	$3,915,230,550
Shares outstanding	900,025,396	3,015,076,566	19,923	3,915,121,885
Net asset value per share	$1.00	$1.00		$1.00

(1)  Assumes the Reorganization was consummated on June 30, 2005, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2)  Includes net assets and shares from Trust Shares. Trust Shares will merger into G-Trust Class Shares on the date of the Reorganization.

(3)  Includes net assets and shares from Retail A. Retail A Shares will merge into Retail A Class Shares on the date of the Reorganization.

(4)   Retail A Shares and Trust Shares of the Acquired Fund will be exchanged for Retail A Class Shares and G-Trust Class Shares of the Acquiring Fund based on the net asset value per share of the Acquiring Fund’s shares at the time of the merger.

Pro Forma Combining

Statement of Operations

For the Twelve Months Ended March 31, 2005 (unaudited)

	Galaxy	Columbia
	Tax-Exempt	Tax-Exempt
	Money Market Fund	Reserves	Pro Forma	Pro Forma
(in thousands)	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$17,472	$43,388	$—	$60,860
Dividends	24	—	—	24
Total Investment Income	17,496	43,388	—	60,884

Expenses:
Investment advisory fee	4,767	4,452	(2,979)	6,240	(a)
Administration fee	798	2,968	394	4,160	(a)
Transfer agent fee	—	189	(77)	112	(c)
Transfer agent fee — Retail A Shares	64	—	(64)	—	(c)
Transfer agent fee — Trust Shares	1	—	(1)	—	(c)
Custodian fee	24	168	—	192
Trustees’ fees and expenses	34	28	(10)	52	(b)
Registration and filing fees	27	125	(12)	140	(b)
Legal and audit fees	52	134	(17)	169	(b)
Printing expense	37	210	(6)	241	(b)
Pricing and bookkeeping fees	154	—	(14)	140	(d)
Other	34	106	—	140
Subtotal	5,992	8,380	(2,786)	11,586
Shareholder servicing and distribution fees:
Trust Class Shares	—	1,985	—	1,985	(a)
Institutional Class Shares	—	38	—	38	(a)
Liquidity Class Shares	—	7	—	7	(a)
Adviser Class Shares	—	28	—	28	(a)
Investor Class Shares	—	57	—	57	(a)
Daily Class Shares	—	251	—	251	(a)
Investor A Shares	—	182	—	182	(a)
Retail A Shares	176	—	—	176	(e)

Total expenses	6,168	10,928	(2,786)	14,310
Fees waived by investment advisor, administrator and/or distributor	(229)	(2,446)	(592)	(3,267	)(a)

Net expenses	5,939	8,482	(3,378)	11,043

Net investment income (loss)	11,557	34,906	3,378	49,841

Net realized gain (loss) on investments sold	12	34	—	46

Net Increase in Net Assets from Operations	$11,569	$34,940	$3,378	$49,887

(a)               Based on the contract in effect for Columbia Tax Exempt Reserves , the surviving fund.

(b)              Reflects elimination of duplicate expenses achieved as a result of  merging funds.

(c)               Adjustment to realign Galaxy Tax Exempt Money Market Fund with Columbia Tax-Exempt Reserves fee structure.

(d)              Reflects the impact of changes to the pricing and bookkeeping fees that are expected to be implemented on the date the merger is consummated.

(e)               Based on the contract in effect for the Retail A Shares of Galaxy Tax-Exempt Money Market Fund , the target fund.

COLUMBIA TAX-EXEMPT RESERVES

AND

GALAXY TAX-EXEMPT MONEY MARKET FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements

March 31, 2005

(unaudited)

Note 1.  Organization

Columbia Tax-Exempt Reserves (the “Acquiring Fund”) is a series of Columbia Funds Series Trust (the “Trust”), which is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Galaxy Tax-Exempt Money Market Fund (“Target Fund”) is a series of The Galaxy Fund, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.  The Target Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers eight classes of shares: Capital Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Daily Class Shares, Investor A Shares, and Institutional Class Shares. The Target Fund offers two series of shares: Trust Shares and Retail A Shares.  Each share class has its own expense structure.

At the date of merger, two new series of shares will be offered by the Acquiring Fund: Retail A Shares and G Trust Shares.  Retail A Shares and Trust Shares of the Target Fund will be exchanged for new Retail A Shares and new G Trust Shares of the Acquiring Fund at the time of merger

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolios and Pro Forma Statements of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005.  The Pro Forma Statements of Operations of the Target Fund and Acquiring Fund have been combined to reflect twelve months ended March 31, 2005.  Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

1

Following the merger the Acquiring Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005 and May 31, 2004 for the Acquiring Fund and the Target Fund, respectively, as well as the semi-annual shareholder reports dated September 30, 2004 and November 30, 2004 for the Acquiring Fund and the Target Fund, respectively.

Note 3.  Significant Accounting Policies

Both the Acquiring Fund and the Target Fund have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.  In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.  Therefore, no federal income or excise tax provision is recorded.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Also, under the Trust’s organizational documents, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 4.  Fees and Compensation paid to Affiliates

Investment advisory fees, sub-advisory fees, administration fees and related party transactions are detailed in the annual shareholder reports referenced above in Note 2.

Note 5.  Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger.  The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005.  The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005:

2

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger	Total Shares Outstanding Post Combination
Capital Class Shares	1,049,178,369		1,049,178,369
Trust Class Shares	2,053,227,207		2,053,227,207
Liquidity Class Shares	3,391,695		3,391,695
Adviser Class Shares	11,183,166		11,183,166
Investor Class Shares	11,244,925		11,244,925
Daily Class Shares	36,327,235		36,327,235
Investor A Shares	28,897,093		28,897,093
Institutional Class Shares	89,809,950		89,809,950
Retail A Shares		55,398,772	55,398,772
G Trust Shares		993,524,389	993,524,389

Note 6.  Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures.  The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. – the investment advisor to and distributor of the Columbia Funds, respectively, - to reduce Columbia Funds, Columbia Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.  BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Columbia Funds and not unacceptable to the staff of the SEC.  Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS.  At this time, the distribution plan is still under development.  As such, any gain to the Columbia Funds or their shareholders can not be determined.  More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

3

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust (now known as Columbia Funds Series Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”).  On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).  Subsequently, additional related cases were transferred to the MDL.  On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.  One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants.  Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action.  The MDL is ongoing.  Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds.  Columbia Funds Series Trust has filed a motion to dismiss that is pending, and no discovery has been taken.  At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

4

Pro forma Combining

Investment Portfolio

As of 3/31/05

(unaudited)

					Galaxy New York Municipal Money Market Fund
					Target Fund
	Rate (%)	Maturity			Par (000)	Market Value (000)

MUNICIPAL BONDS AND NOTES				98.7%

Georgia				0.4%
GA Cartersville Development Authority, Industrial Development Revenue, Bliss & Laughlin Steel Co., AMT; LOC: SunTrust Bank, N.A.	2.440	12/1/18			$500	$500
Total Georgia						500

Indiana				0.6%
IN Elkhart, Economic Development Revenue, Adorn, Inc. Project, AMT; LOC: Harris Trust & Savings Bank	2.450	8/1/05			200	200
IN State Development Finance Authority, Economic Development Revenue, Carr Metal Products Project, AMT; LOC: JPMorgan Chase Bank	2.600	1/1/09			600	600
Total Indiana						800

Minnesota	0.2%
MN Mankato Revenue, Bethany Lutheran College; LOC: Wells Fargo Bank, N.A.	2.340	11/1/15			300	300
Total Minnesota						300

New York	92.7%
NY Allegany County Industrial Development Authority, Civic Facility Revenue, Houghton College Product, Series A; LOC: KeyBank, N.A.	2.350	4/1/29			1,500	1,500
NY Auburn New York City School District GO, Series 1997, Insured: FGIC	4.550	12/1/05	(a)		—	—
NY Beaver River Central School District, Beaver Falls, GO; Inured: FSA	3.375	6/15/05			400	401
NY Carle Place, United Free School District, GO; Insured: FSA	3.000	10/1/05			385	386
NY City Housing Development Corp. Multifamily Rental Housing Revenue Brittany Development Series 2001.	2.270	6/15/29	(a)		1,000	1,000
NY City Housing Development Corp. Multifamily Rental Housing Revenue Lyric Development Series 2001.	2.270	11/15/31	(a)		—	—
NY Dutchess County Industrial Development Agency, Marist College, Series 2005, LOC: Bank of New York	2.300	7/1/35	(a)		—	—

	Columbia New York Tax-Exempt Reserves		Pro forma
	Acquiring Fund		Adjustments	Pro Forma Combined
	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

MUNICIPAL BONDS AND NOTES

Georgia
GA Cartersville Development Authority, Industrial Development Revenue, Bliss & Laughlin Steel Co., AMT; LOC: SunTrust Bank, N.A.	$—	$—		$500	$500
Total Georgia		—			500

Indiana
IN Elkhart, Economic Development Revenue, Adorn, Inc. Project, AMT; LOC: Harris Trust & Savings Bank	—	—		200	200
IN State Development Finance Authority, Economic Development Revenue, Carr Metal Products Project, AMT; LOC: JPMorgan Chase Bank	—	—		600	600
Total Indiana		—			800

Minnesota
MN Mankato Revenue, Bethany Lutheran College; LOC: Wells Fargo Bank, N.A.	—	—		300	300
Total Minnesota		—			300

New York
NY Allegany County Industrial Development Authority, Civic Facility Revenue, Houghton College Product, Series A; LOC: KeyBank, N.A.	—	—		1,500	1,500
NY Auburn New York City School District GO, Series 1997, Insured: FGIC	100	102		100	102
NY Beaver River Central School District, Beaver Falls, GO; Inured: FSA	—	—		400	401
NY Carle Place, United Free School District, GO; Insured: FSA	—	—		385	386
NY City Housing Development Corp. Multifamily Rental Housing Revenue Brittany Development Series 2001.	800	800		1,800	1,800
NY City Housing Development Corp. Multifamily Rental Housing Revenue Lyric Development Series 2001.	150	150		150	150
NY Dutchess County Industrial Development Agency, Marist College, Series 2005, LOC: Bank of New York	2,000	2,000		2,000	2,000

				Galaxy New York Municipal Money Market Fund
				Target Fund
	Rate (%)	Maturity		Par (000)	Market Value (000)

NY Dutchess County Industrial Development Authority, Civic Facility Revenue, Trinity-Pawling School Corp.; LOC: Allied Irish Bank Plc	2.250	10/1/32		1,500	1,500
NY East Farmingdale Volunteer Fire Company Income Revenue Volunteer Fire Department Project, Series 2002, LOC: Citibank N.A.	2.280	11/1/22	(a)	—	—
NY Erie County Industrial Development Agency DePaul Community Facilities Project, Series 1996, LOC: Bank of New York	2.350	11/1/16	(a)(b)	—	—
NY Erie County GO, Series 2004, LOC: Citigroup Global Markets	3.000	7/13/05	(a)	—	—
NY Forest City New Rochelle, Series 2003 LOC: JPMorgan Chase Bank	2.330	6/1/11	(a)(b)	—	—
NY Great Neck North Water Authority Water Systems Revenue Refunding, Series 1993, Insured: FGIC LOC: State Street Bank & Trust Co.	2.270	1/1/20	(a)	—	—
NY Greenburgh, Refinance & Improvement, GO	2.250	5/15/05		400	400
NY Hempstead Industrial Development Agency Industrial Development Revenue Refunding, Trigen Nassau Energy, LOC: Societe Generale	2.310	9/15/15	(a)	1,000	1,000
NY Jay Street Development Corp. Certificate Facility Lease Revenue New York City Jay Street Project Series 2001, LOC: Toronto-Dominion Bank	2.280	5/1/21	(a)	—	—
NY Jay Street Development Corp. Certificate Facility Lease Revenue Series 2003, LOC: DEPFA Bank	2.280	5/1/22	(a)	—	—
NY Jay Street Development Corp. Certificate Facility Lease Revenue Series 2003. LOC: DEPFA Bank	2.230	5/1/22	(a)	—	—
NY Liberty Development Corp. Revenue 377 Greenwich LLC, Series 2004, LOC: Wells Fargo Bank N.A.	2.270	12/1/39	(a)	—	—
NY Long Island Power Authority Electric Systems Revenue Series 1998, LOC: Westdeutsche Landesbank Girozentrale	2.250	5/1/33	(a)	—	—
NY Long Island Power Authority Systems Revenue Series 1998, LOC: Dexia Credit Local Liquidity Facility	2.280	5/1/33	(a)	—	—
NY Long Island Power Authority Systems Revenue Series 1998, LOC: Westdeutsche Landesbank Girozentrale	2.230	5/1/33	(a)	—	—
NY Metropolitan Transitional Authority Revenue Series 1992, Insured: AMBAC	9.100	7/1/05		—	—
NY Metropolitan Transitional Authority Revenue Series 2003 Insured: AMBAC	1.630	11/15/10	(a)(c)	—	—

	Columbia New York Tax-Exempt Reserves		Pro forma
	Acquiring Fund		Adjustments	Pro Forma Combined
	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

NY Dutchess County Industrial Development Authority, Civic Facility Revenue, Trinity-Pawling School Corp.; LOC: Allied Irish Bank Plc	—	—		1,500	1,500
NY East Farmingdale Volunteer Fire Company Income Revenue Volunteer Fire Department Project, Series 2002, LOC: Citibank N.A.	3,000	3,000		3,000	3,000
NY Erie County Industrial Development Agency DePaul Community Facilities Project, Series 1996, LOC: Bank of New York	790	790		790	790
NY Erie County GO, Series 2004, LOC: Citigroup Global Markets	3,000	3,008		3,000	3,008
NY Forest City New Rochelle, Series 2003 LOC: JPMorgan Chase Bank	2,750	2,750		2,750	2,750
NY Great Neck North Water Authority Water Systems Revenue Refunding, Series 1993, Insured: FGIC LOC: State Street Bank & Trust Co.	185	185		185	185
NY Greenburgh, Refinance & Improvement, GO	—	—		400	400
NY Hempstead Industrial Development Agency Industrial Development Revenue Refunding, Trigen Nassau Energy, LOC: Societe Generale	1,800	1,800		2,800	2,800
NY Jay Street Development Corp. Certificate Facility Lease Revenue New York City Jay Street Project Series 2001, LOC: Toronto-Dominion Bank	700	700		700	700
NY Jay Street Development Corp. Certificate Facility Lease Revenue Series 2003, LOC: DEPFA Bank	500	500		500	500
NY Jay Street Development Corp. Certificate Facility Lease Revenue Series 2003. LOC: DEPFA Bank	1,000	1,000		1,000	1,000
NY Liberty Development Corp. Revenue 377 Greenwich LLC, Series 2004, LOC: Wells Fargo Bank N.A.	3,500	3,500		3,500	3,500
NY Long Island Power Authority Electric Systems Revenue Series 1998, LOC: Westdeutsche Landesbank Girozentrale	300	300		300	300
NY Long Island Power Authority Systems Revenue Series 1998, LOC: Dexia Credit Local Liquidity Facility	400	400		400	400
NY Long Island Power Authority Systems Revenue Series 1998, LOC: Westdeutsche Landesbank Girozentrale	1,100	1,100		1,100	1,100
NY Metropolitan Transitional Authority Revenue Series 1992, Insured: AMBAC	4,000	4,071		4,000	4,071
NY Metropolitan Transitional Authority Revenue Series 2003 Insured: AMBAC	1,500	1,500		1,500	1,500

				Galaxy New York Municipal Money Market Fund
				Target Fund
	Rate (%)	Maturity		Par (000)	Market Value (000)

NY Metropolitan Transportation Authority, Bond Anticipation Note, Series 1-A; LOC: ABN AMRO Bank N.V.	2.350	6/15/05		2,000	2,000
NY Metropolitan Transportation Authority, Dedicated Tax Fund, Series 2014; Insured: FGIC, SPA: Merrill Lynch Capital Services	2.310	5/15/08	(b)	1,000	1,000
NY Middletown New York City School District Series 2002, Insured: FSA	2.500	11/1/05		—	—
NY Monroe County Industrial Development Agency Civic Facility Revenue St. Ann’s Home Company Project, Series 2000, LOC: HSBC Bank USA	2.280	7/1/30	(a)	—	—
NY Monroe County Industrial Development Agency Civic Facility Revenue St. Ann’s Home For Aged Project, Series 2000, LOC: HSBC Bank USA	2.280	7/1/30	(a)	—	—
NY Nassau County, Series A, GO; Insured: FGIC	5.000	7/1/05		500	504
NY Nassau County Interim Finance Authority Sales Tax Secured, Series 2002, Insured: FSA LOC: Dexia Credit Local	2.210	11/15/22	(a)	—	—
NY Nassau Health Care Corp., Series 2004-C-3; Insured: FSA, SPA: Dexia Credit Local de France	2.220	8/1/29		1,000	1,000
NY New York City Finance Authority Revenue PT-751, Series 2003, Insured: MBIA	1.670	11/1/08	(a)(c)	—	—
NY New York City Housing Developement Corp. Series 2004, LOC: Citibank N.A.	2.280	6/1/36	(a)	—	—
NY New York City Housing Development Corp. Multifamily Revenue 63 Wall Street, Series 2003, LOC: HSBC Bank USA	2.260	12/1/36	(a)	—	—
NY New York City Housing Development Corp. Multifamily Revenue Mortgage Atlantic Court Apartments, Series 2003, LOC: HSBC Bank USA	2.280	12/1/36	(a)	650	650
NY New York City Housing Development Corp. Multifamily Revenue Mortgage First Avenue Development, Series 2002.	2.270	10/15/35	(a)	—	—
NY New York City Housing Development Corp., Multi-Family Revenue, Atlantic Court Apartments, Series A, AMT; LOC: HSBC Bank	2.310	12/1/36		1,000	1,000
NY New York City Industrial Development Authority, Abigail Press, Inc. Project, AMT; LOC: JPMorgan Chase Bank	2.330	12/1/18		933	933
NY New York City Industrial Development Authority, Civic Facility Revenue, Allen-Stevenson School; LOC: Allied Irish Bank Plc	2.300	12/1/34		1,000	1,000
NY New York City Municipal Water	2.130	7/14/05	(a)	—	—

	Columbia New York Tax-Exempt Reserves		Pro forma
	Acquiring Fund		Adjustments	Pro Forma Combined
	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

NY Metropolitan Transportation Authority, Bond Anticipation Note, Series 1-A; LOC: ABN AMRO Bank N.V.	—	—		2,000	2,000
NY Metropolitan Transportation Authority, Dedicated Tax Fund, Series 2014; Insured: FGIC, SPA: Merrill Lynch Capital Services	—	—		1,000	1,000
NY Middletown New York City School District Series 2002, Insured: FSA	150	150		150	150
NY Monroe County Industrial Development Agency Civic Facility Revenue St. Ann’s Home Company Project, Series 2000, LOC: HSBC Bank USA	2,500	2,500		2,500	2,500
NY Monroe County Industrial Development Agency Civic Facility Revenue St. Ann’s Home For Aged Project, Series 2000, LOC: HSBC Bank USA	400	400		400	400
NY Nassau County, Series A, GO; Insured: FGIC	—	—		500	504
NY Nassau County Interim Finance Authority Sales Tax Secured, Series 2002, Insured: FSA LOC: Dexia Credit Local	3,500	3,500		3,500	3,500
NY Nassau Health Care Corp., Series 2004-C-3; Insured: FSA, SPA: Dexia Credit Local de France	—	—		1,000	1,000
NY New York City Finance Authority Revenue PT-751, Series 2003, Insured: MBIA	1,900	1,900		1,900	1,900
NY New York City Housing Developement Corp. Series 2004, LOC: Citibank N.A.	1,100	1,100		1,100	1,100
NY New York City Housing Development Corp. Multifamily Revenue 63 Wall Street, Series 2003, LOC: HSBC Bank USA	1,200	1,200		1,200	1,200
NY New York City Housing Development Corp. Multifamily Revenue Mortgage Atlantic Court Apartments, Series 2003, LOC: HSBC Bank USA	1,200	1,200		1,850	1,850
NY New York City Housing Development Corp. Multifamily Revenue Mortgage First Avenue Development, Series 2002.	600	600		600	600
NY New York City Housing Development Corp., Multi-Family Revenue, Atlantic Court Apartments, Series A, AMT; LOC: HSBC Bank	—	—		1,000	1,000
NY New York City Industrial Development Authority, Abigail Press, Inc. Project, AMT; LOC: JPMorgan Chase Bank	—	—		933	933
NY New York City Industrial Development Authority, Civic Facility Revenue, Allen-Stevenson School; LOC: Allied Irish Bank Plc	—	—		1,000	1,000
NY New York City Municipal Water	1,000	1,000		1,000	1,000

				Galaxy New York Municipal Money Market Fund
				Target Fund
	Rate (%)	Maturity		Par (000)	Market Value (000)

NY New York City Sewer Systems Revenue Series 2004, LOC: Toronto-Dominion Bank	2.220	6/15/18	(a)	—	—
NY New York City Municipal Water Authority, Series 5-B; LOC: Bayerische Landesbank, LOC: Westdeutsche Landesbank	2.150	7/14/05		1,000	1,000
NY New York City Transitional Finance Authority Revenue New York City Recovery Series 2002, LOC: Bank of New York	2.270	11/1/22	(a)	—	—
NY New York City Transitional Finance Authority Revenue Series 2002, LOC: Landesbank Hessen-Thuringen	2.230	11/1/22	(a)	—	—
NY New York City Trust Cultural Resources Revenue Pierpont Morgan Library, Series 2004, LOC: JPMorgan Chase Bank	2.280	2/1/34	(a)	—	—
NY New York City	2.150	7/14/05	(a)	—	—
NY New York City Series 1995.	6.625	8/1/25		—	—
NY New York City GO, Series 1995, Insured: MBIA	8.000	8/1/05		—	—
NY New York City GO, Series 1995, Pre-refunded Escrowed to Maturity, Insured: MBIA	8.000	8/1/05		—	—
NY New York MERLOTS, Series C-09, GO; Insured: MBIA, SPA: Wachovia Bank, N.A.	2.320	8/1/16	(b)	1,000	1,000
NY New York City GO, Series 2004, Insured: Continental Insurance Co. LOC: DEPFA Bank	2.280	8/15/29	(a)	—	—
NY New York City Series 1994, LOC: Bayerische Landesbank	2.230	8/15/24	(a)	—	—
NY New York Transitional Finance Authority Revenue Series 2003, LOC: Citigroup Global Markets	2.300	8/1/20	(a)(b)	—	—
NY Newburgh Industrial Development Agency Multifamily Housing Revenue Pt-2504, Series 2005.	2.410	7/1/41	(a)(b)	—	—
NY NJ Port Authority Series 2003, Insured: AMBAC	2.360	12/15/32	(a)(b)	—	—
NY New York & New Jersey Port Authority, Series 870, AMT; Insured: AMBAC, SPA: Merrill Lynch Capital Services	2.330	6/15/10	(b)	500	500
NY Norwich School District Series 2000, Insured: FSA	4.625	6/15/05		—	—
NY Oneida County Industrial Development Agency Revenue Hamilton College, Series 2002, Insured: MBIA LOC: Bank of New York	2.270	9/15/32	(a)	—	—
NY Port Authority Series 2004, Insured: MBIA	2.330	11/1/16	(a)(b)	—	—
NY Sales Tax Asset Receivable Series 688, Insured: MBIA	2.300	10/15/12	(a)(b)	—	—

	Columbia New York Tax-Exempt Reserves		Pro forma
	Acquiring Fund		Adjustments	Pro Forma Combined
	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

NY New York City Sewer Systems Revenue Series 2004, LOC: Toronto-Dominion Bank	3,800	3,800		3,800	3,800
NY New York City Municipal Water Authority, Series 5-B; LOC: Bayerische Landesbank, LOC: Westdeutsche Landesbank	—	—		1,000	1,000
NY New York City Transitional Finance Authority Revenue New York City Recovery Series 2002, LOC: Bank of New York	400	400		400	400
NY New York City Transitional Finance Authority Revenue Series 2002, LOC: Landesbank Hessen-Thuringen	800	800		800	800
NY New York City Trust Cultural Resources Revenue Pierpont Morgan Library, Series 2004, LOC: JPMorgan Chase Bank	400	400		400	400
NY New York City	1,000	1,000		1,000	1,000
NY New York City Series 1995.	1,580	1,620		1,580	1,620
NY New York City GO, Series 1995, Insured: MBIA	1,460	1,489		1,460	1,489
NY New York City GO, Series 1995, Pre-refunded Escrowed to Maturity, Insured: MBIA	540	551		540	551
NY New York MERLOTS, Series C-09, GO; Insured: MBIA, SPA: Wachovia Bank, N.A.	—	—		1,000	1,000
NY New York City GO, Series 2004, Insured: Continental Insurance Co. LOC: DEPFA Bank	1,665	1,665		1,665	1,665
NY New York City Series 1994, LOC: Bayerische Landesbank	300	300		300	300
NY New York Transitional Finance Authority Revenue Series 2003, LOC: Citigroup Global Markets	990	990		990	990
NY Newburgh Industrial Development Agency Multifamily Housing Revenue Pt-2504, Series 2005.	1,000	1,000		1,000	1,000
NY NJ Port Authority Series 2003, Insured: AMBAC	1,200	1,200		1,200	1,200
NY New York & New Jersey Port Authority, Series 870, AMT; Insured: AMBAC, SPA: Merrill Lynch Capital Services	—	—		500	500
NY Norwich School District Series 2000, Insured: FSA	125	126		125	126
NY Oneida County Industrial Development Agency Revenue Hamilton College, Series 2002, Insured: MBIA LOC: Bank of New York	965	965		965	965
NY Port Authority Series 2004, Insured: MBIA	1,235	1,235		1,235	1,235
NY Sales Tax Asset Receivable Series 688, Insured: MBIA	1,000	1,000		1,000	1,000

				Galaxy New York Municipal Money Market Fund
				Target Fund
	Rate (%)	Maturity		Par (000)	Market Value (000)

NY State Dormitory Authority Revenue Barnard College, Series 1996, Insured: AMBAC	5.000	7/1/05		—	—
NY State Dormitory Authority Revenue Leake and Watts Services, Inc., Series 2004, Insured: MBIA	3.000	7/1/05		—	—
NY State Dormitory Authority Revenue New York University, Series 2001, Insured: AMBAC	5.250	7/1/05		—	—
NY State Dormitory Authority Revenue Yeshiva University, Series 1998.	4.250	7/1/05		—	—
NY New York State Dormitory Authority Revenue, Teresian House Housing Corp.; LOC: Lloyds TSB Bank Plc	2.240	7/1/33		635	635
NY New York State Dormitory Authority, State Personal Income Tax Revenue, Series C; Insured: AMBAC, SPA: Depfa Bank Plc	2.270	3/15/32		1,000	1,000
NY New York State Dormitory Authority, State Personal Income Tax Revenue, Series C; Insured: AMBAC, SPA: Depfa Bank Plc	1.600	6/8/05		1,000	1,000
NY New York State Dormitory Authority Revenue, St. John’s University; Insured: MBIA	4.800	7/1/05		100	101
NY New York State Energy Research and Development authority, Electric Facilities Revenue, Long Island Lighting Co., Series A, AMT; LOC: Royal Bank of Scotland	2.310	12/1/27		1,000	1,000
NY State Housing Finance Agency Revenue 900 8th Avenue Housing, Series 2002, LOC: Keybank N.A.	2.310	11/1/35	(a)	—	—
NY New York State Housing Finance Agency, Multi-Family Housing, Second Mortgage, Series A, AMT; Credit Support/SPA: FNMA	2.270	11/1/29		900	900
NY State Housing Finance Agency Revenue Chelsea Apartments, Series 2003.	2.320	11/15/36	(a)	—	—
NY State Housing Finance Agency Revenue Housing South Cove Plaza, Series 1999.	2.320	11/1/30	(a)	—	—
NY New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, AMT; Credit Support/SPA: FNMA	2.270	11/1/35		500	500
NY New York State Housing Finance Agency, Biltmore Tower Housing, Series A, AMT; Credit Support/SPA: FNMA	2.310	5/15/34		800	800
NY State Local Government Assistance Corporation Refunding, Series 1998, Insured: FGIC	4.250	4/1/05		—	—
NY State Local Government Assistance Corporation Series 1993, LOC: Westdeutsche Landesbank Girozentrale	2.220	4/1/22	(a)	—	—

	Columbia New York Tax-Exempt Reserves		Pro forma
	Acquiring Fund		Adjustments	Pro Forma Combined
	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

NY State Dormitory Authority Revenue Barnard College, Series 1996, Insured: AMBAC	50	50		50	50
NY State Dormitory Authority Revenue Leake and Watts Services, Inc., Series 2004, Insured: MBIA	500	501		500	501
NY State Dormitory Authority Revenue New York University, Series 2001, Insured: AMBAC	2,000	2,016		2,000	2,016
NY State Dormitory Authority Revenue Yeshiva University, Series 1998.	300	302		300	302
NY New York State Dormitory Authority Revenue, Teresian House Housing Corp.; LOC: Lloyds TSB Bank Plc	—	—		635	635
NY New York State Dormitory Authority, State Personal Income Tax Revenue, Series C; Insured: AMBAC, SPA: Depfa Bank Plc	—	—		1,000	1,000
NY New York State Dormitory Authority, State Personal Income Tax Revenue, Series C; Insured: AMBAC, SPA: Depfa Bank Plc	—	—		1,000	1,000
NY New York State Dormitory Authority Revenue, St. John’s University; Insured: MBIA	—	—		100	101
NY New York State Energy Research and Development authority, Electric Facilities Revenue, Long Island Lighting Co., Series A, AMT; LOC: Royal Bank of Scotland	—	—		1,000	1,000
NY State Housing Finance Agency Revenue 900 8th Avenue Housing, Series 2002, LOC: Keybank N.A.	800	800		800	800
NY New York State Housing Finance Agency, Multi-Family Housing, Second Mortgage, Series A, AMT; Credit Support/SPA: FNMA	—	—		900	900
NY State Housing Finance Agency Revenue Chelsea Apartments, Series 2003.	500	500		500	500
NY State Housing Finance Agency Revenue Housing South Cove Plaza, Series 1999.	450	450		450	450
NY New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, AMT; Credit Support/SPA: FNMA	—	—		500	500
NY New York State Housing Finance Agency, Biltmore Tower Housing, Series A, AMT; Credit Support/SPA: FNMA	—	—		800	800
NY State Local Government Assistance Corporation Refunding, Series 1998, Insured: FGIC	500	500		500	500
NY State Local Government Assistance Corporation Series 1993, LOC: Westdeutsche Landesbank Girozentrale	2,000	2,000		2,000	2,000

				Galaxy New York Municipal Money Market Fund
				Target Fund
	Rate (%)	Maturity		Par (000)	Market Value (000)

NY State Local Government Assistance Corporation Series 1994, LOC: Westdeutsche Landesbank Girozentrale	2.210	4/1/23	(a)	—	—
NY State Local Government Assistance Corporation Series 1995	6.000	4/1/24	(a)	—	—
NY State Local Government Assistance Corporation Series 1995, LOC: Scotiabank	2.200	4/1/25	(a)	—	—
NY State Local Government Assistance Corporation Series 1997-A; Credit Support: AMBAC	5.500	4/1/05		500	500
NY State Local Government Assistance Corporation Series 1995-A	5.700	4/1/05		300	306
NY State Local Government Assistance Corporation Series 1995, LOC: Scotiabank	2.240	4/1/25	(a)	—	—
NY State Power Authority Revenue	1.920	4/1/05	(a)	—	—
NY State Power Authority Revenue	1.950	4/6/05	(a)	—	—
NY State Power Authority Revenue	1.980	5/6/05	(a)	—	—
NY State Power Authority Revenue Series 1985, LOC: First Union National Bank	2.150	3/1/20		—	—
NY State Thruway Authority General Revenue	1.950	4/7/05		—	—
NY State Thruway Authority General Revenue Series 2004.	2.250	10/6/05		—	—
NY State Thruway Authority Highway & Bridge Trust Fund Series 1995, Insured: MBIA	6.000	4/1/05		—	—
NY State Thruway Authority Highway & Bridge Trust Fund Series 1998-A; Credit Support: FGIC	5.500	4/1/05		300	300
NY State Thruway Authority Highway & Bridge Trust Fund Series 2000, Insured: FSA	4.900	4/1/05		—	—
NY State Thruway Authority Highway & Bridge Trust Fund Series 2002-A.	3.000	4/1/05		500	500
NY State Thruway Authority Highway & Bridge Trust Fund Series 1995-A; Credit Support: MBIA	5.100	4/1/05		1,000	1,000
NY State Thruway Authority Revenue Series 2004, Insured: AMBAC	2.300	4/1/12	(a)(b)	—	—
NY State GO	1.980	4/8/05		1,000	1,000
NY State GO, Series 2000, LOC: Dexia Credit Local De France	1.580	3/15/30		—	—
NY Southold, Fishers Island Ferry District, GO; Insured: FSA	3.750	9/1/05		150	151
NY Suffolk County, Industrial Development Authority, Research Facility Revenue, Cold Spring Harbor Lab; LOC Morgan Guarantee Trust	2.300	7/1/23		200	200
NY Syracuse Industrial Development Agency Byrne Dairy, Inc., Series 1988, AMT, LOC: Chase Manhattan Bank	2.380	8/1/08	(a)(b)	—	—

	Columbia New York Tax-Exempt Reserves		Pro forma
	Acquiring Fund		Adjustments	Pro Forma Combined
	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

NY State Local Government Assistance Corporation Series 1994, LOC: Westdeutsche Landesbank Girozentrale	1,700	1,700		1,700	1,700
NY State Local Government Assistance Corporation Series 1995	2,000	2,040		2,000	2,040
NY State Local Government Assistance Corporation Series 1995, LOC: Scotiabank	2,500	2,500		2,500	2,500
NY State Local Government Assistance Corporation Series 1997-A; Credit Support: AMBAC	—	—		500	500
NY State Local Government Assistance Corporation Series 1995-A	—	—		300	306
NY State Local Government Assistance Corporation Series 1995, LOC: Scotiabank	200	200		200	200
NY State Power Authority Revenue	1,600	1,600		1,600	1,600
NY State Power Authority Revenue	2,000	2,000		2,000	2,000
NY State Power Authority Revenue	1,000	1,000		1,000	1,000
NY State Power Authority Revenue Series 1985, LOC: First Union National Bank	1,000	1,000		1,000	1,000
NY State Thruway Authority General Revenue	1,100	1,100		1,100	1,100
NY State Thruway Authority General Revenue Series 2004.	2,600	2,604		2,600	2,604
NY State Thruway Authority Highway & Bridge Trust Fund Series 1995, Insured: MBIA	500	500		500	500
NY State Thruway Authority Highway & Bridge Trust Fund Series 1998-A; Credit Support: FGIC	—	—		300	300
NY State Thruway Authority Highway & Bridge Trust Fund Series 2000, Insured: FSA	160	160		160	160
NY State Thruway Authority Highway & Bridge Trust Fund Series 2002-A.	—	—		500	500
NY State Thruway Authority Highway & Bridge Trust Fund Series 1995-A; Credit Support: MBIA	—	—		1,000	1,000
NY State Thruway Authority Revenue Series 2004, Insured: AMBAC	315	315		315	315
NY State GO	—	—		1,000	1,000
NY State GO, Series 2000, LOC: Dexia Credit Local De France	1,700	1,700		1,700	1,700
NY Southold, Fishers Island Ferry District, GO; Insured: FSA	—	—		150	151
NY Suffolk County, Industrial Development Authority, Research Facility Revenue, Cold Spring Harbor Lab; LOC Morgan Guarantee Trust	—	—		200	200
NY Syracuse Industrial Development Agency Byrne Dairy, Inc., Series 1988, AMT, LOC: Chase Manhattan Bank	3,900	3,900		3,900	3,900

				Galaxy New York Municipal Money Market Fund
				Target Fund
	Rate (%)	Maturity		Par (000)	Market Value (000)

NY Syracuse Revenue Anticipation Notes Series 2004, LOC: Bank of New York	2.750	6/30/05		—	—
NY Tompkins County Industrial Development Agency Revenue Care Community Kendal Ithaca, Series 2000, LOC: Wachovia Bank N.A.	2.220	6/1/25	(a)	1,000	1,000
NY Triborough Bridge & Tunnel Authority Revenue Refunding, Series 2001, Insured: AMBAC LOC: Bayerische Landesbank	2.270	1/1/32	(a)	—	—
NY Triborough Bridge & Tunnel Authority Revenue Refunding, Series 2001, Insured: AMBAC LOC: State Street Bank & Trust Co.	2.270	1/1/32	(a)	—	—
NY Triborough Bridge & Tunnel Authority Revenue Refunding, Series 2002, Insured: AMBAC LOC: Westdeutsche Landesbank Girozentrale	2.230	1/1/33	(a)	—	—
NY Triborough Bridge & Tunnel Authority Revenue Series 2002, Insured: MBIA	2.300	5/15/10	(a)(b)	—	—
NY Unified Free School District Manhasset, Tax Anticipation Notes, GO	2.750	6/29/05	(a)	930	931
NY Unified Free School District Manhasset, GO, Series 2004, Insured: FGIC	3.250	9/15/05	(a)	—	—
NY Westchester County Industrial Development Agency Civic Facilty Revenue Westchester Jewish Project, Series 1998, LOC: Chase Manhattan Bank	2.350	10/1/28	(a)(b)	—	—
NY Westchester County Industrial Development Authority, Levister Redevelopment Co. LLC, AMT; LOC: Bank of New York	2.260	8/1/33		500	500
Total New York					29,098

Puerto Rico	4.8%
PR Commonwealth of Puerto Rico Putters, Series 441, GO; LOC: MBIA, SPA: JPMorgan Chase Bank	2.290	1/1/09	(b)	600	600
PR Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue Series 1985, Insured: FSA	9.000	7/1/09		—	—
PR Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Series 1999, Insured: AMBAC	2.280	1/1/19	(a)(b)	—	—
PR Commonwealth of Puerto Rico GO, Series 2001, Insured: FSA	2.300	7/1/27	(a)(b)	—	—
PR Electric Power Authority Refunding Series W Insured: MBIA	6.500	7/1/05	(a)	—	—
Total Puerto Rico					600

TOTAL MUNICIPAL BONDS AND NOTES					31,298

	Columbia New York Tax-Exempt Reserves		Pro forma
	Acquiring Fund		Adjustments	Pro Forma Combined
	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

NY Syracuse Revenue Anticipation Notes Series 2004, LOC: Bank of New York	1,500	1,504		1,500	1,504
NY Tompkins County Industrial Development Agency Revenue Care Community Kendal Ithaca, Series 2000, LOC: Wachovia Bank N.A.	710	710		1,710	1,710
NY Triborough Bridge & Tunnel Authority Revenue Refunding, Series 2001, Insured: AMBAC LOC: Bayerische Landesbank	1,000	1,000		1,000	1,000
NY Triborough Bridge & Tunnel Authority Revenue Refunding, Series 2001, Insured: AMBAC LOC: State Street Bank & Trust Co.	350	350		350	350
NY Triborough Bridge & Tunnel Authority Revenue Refunding, Series 2002, Insured: AMBAC LOC: Westdeutsche Landesbank Girozentrale	1,500	1,500		1,500	1,500
NY Triborough Bridge & Tunnel Authority Revenue Series 2002, Insured: MBIA	170	170		170	170
NY Unified Free School District Manhasset, Tax Anticipation Notes, GO	—	—		930	931
NY Unified Free School District Manhasset, GO, Series 2004, Insured: FGIC	160	161		160	161
NY Westchester County Industrial Development Agency Civic Facilty Revenue Westchester Jewish Project, Series 1998, LOC: Chase Manhattan Bank	70	70		70	70
NY Westchester County Industrial Development Authority, Levister Redevelopment Co. LLC, AMT; LOC: Bank of New York	—	—		500	500
Total New York		94,649			123,747

Puerto Rico
PR Commonwealth of Puerto Rico Putters, Series 441, GO; LOC: MBIA, SPA: JPMorgan Chase Bank	—	—		600	600
PR Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue Series 1985, Insured: FSA	2,960	3,012		2,960	3,012
PR Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Series 1999, Insured: AMBAC	870	870		870	870
PR Commonwealth of Puerto Rico GO, Series 2001, Insured: FSA	1,500	1,500		1,500	1,500
PR Electric Power Authority Refunding Series W Insured: MBIA	400	405		400	405
Total Puerto Rico		5,787			6,387

TOTAL MUNICIPAL BONDS AND NOTES		100,436			131,734

				Galaxy New York Municipal Money Market Fund
				Target Fund
				Par (000)
	Rate (%)	Maturity		Shares	Market Value (000)

INVESTMENT COMPANY			0.0%
BlackRock Municipal Cash Fund				48	48
TOTAL INVESTMENT COMPANY					48

Total Investments (d)			98.7%		31,346
Other Assets & Liabilities, net			1.3%		1,096
Net Assets			100.0%		$32,442

Investments at cost					$31,346

	Columbia New York Tax-Exempt Reserves		Pro forma
	Acquiring Fund		Adjustments	Pro Forma Combined
	Par (000)	Market Value (000)	(000)	Par (000)	Market Value (000)

INVESTMENT COMPANY
BlackRock Municipal Cash Fund	—	—		48	48
TOTAL INVESTMENT COMPANY		—			48

Total Investments (d)		100,436			131,782
Other Assets & Liabilities, net		613			1,709
Net Assets		$101,049			$133,491

Investments at cost		$100,436			$131,782

Notes to Investment Portfolio:

(a)   Variable rate security.  The interest rate shown reflects the rate as of March 31, 2005

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $18,890, which represents 14.2% of net assets.

(c)          Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment.  Illiquid securities are valued at amortized cost which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  At March 31, 2005, these securities amounted to $3,400, which represents 2.6% of net assets.

(d)         Cost for both financial statement and federal income tax purposes is $31,346 for the Galaxy New York Municipal Money Market Fund, $100,436 for the Columbia New York Tax-Exempt Reserves, and $131,782 for the funds combined.

ABBREVIATIONS:

AMBAC - Ambac Assurance Corp.

AMT - Alternative Minimum Tax.  Private activity obligations the interest on which is subject to the federal AMT for individuals.

FGIC - Financial Guarantee Insurance Co.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GO - General Obligation Bond

LOC - Letter of Credit

MBIA - MBIA Insurance Corp.

SPA - Stand-by Purchase Agreement

Pro Forma Combining

Statement of Assets & Liabilities

As of March 31, 2005 (unaudited)

	Galaxy		Columbia
	New York Municipal		New York Tax Exempt
	Money Market Fund		Reserves	Pro Forma		Pro Forma
(in thousands)	Target Fund		Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$31,346		$100,436	$—		$131,782
Investments, at value	31,346		100,436	—		131,782
Cash	—		1	—		1
Receivable for investment securities sold	1,007		649	—		1,656
Interest Receivable	152		—	—		152
Receivable from investment adviser/administrator/affiliates	2		30	—		32
Deferred Trustees’ fees	1		—	—		1
Other assets	—		85	—		85
Total Assets	32,508		101,201	—		133,709

Liabilities:
Investment advisory fee payable	—		15	—		15
Administration fee payable	—		10	—		10
Shareholder servicing and distribution fees payable	—		8	—		8
Distributions payable	47		24	(39	)(b)	32
Accrued Trustees’ fees and expenses	—	(c)	26	—		26
Accrued expenses and other liabilities	18		69	39	(b)	126
Deferred Trustees’ fees	1		—	—		1
Total Liabilities	66		152	—		218
Net Assets	$32,442		$101,049	$—		$133,491

Net assets consist of:
Paid-in capital in excess of par value	$32,442		$101,037	$—		$133,479
Undistributed (overdistributed) net investment income	—		11	—		11
Accumulated net realized gain (loss) on investments sold	—		1	—		1
Net Assets	$32,442		$101,049	$—		$133,491

Capital Class Shares:
Net assets	$—		$2,852			$2,852
Number of shares outstanding			2,850			2,850
Net asset value and redemption price per share	$—		$1.00			$1.00

Trust Class Shares:
Net assets	$—		$12,627			$12,627
Number of shares outstanding			12,622			12,622
Net asset value and redemption price per share (a)	$—		$1.00			$1.00

Market Class Shares:
Net assets	$—		$11,469			$11,469
Number of shares outstanding			11,466			11,466
Net asset value and redemption price per share	$—		$1.00			$1.00

Institutional Class Shares:
Net assets	$—		$74,101			$74,101
Number of shares outstanding			74,095			74,095
Net asset value and redemption price per share	$—		$1.00			$1.00

Retail A Shares:
Net assets	$10,965		$—			$10,965
Shares of beneficial interest outstanding	10,965		—			10,965
Net asset value and redemption price per share (a)	$1.00		$—			$1.00

Trust Shares:
Net assets	$21,477		$—	(21,477)		$—
Shares of beneficial interest outstanding	21,477		—	(21,477)		—
Net asset value and redemption price per share (a)	$1.00		$—			$—

G-Trust Shares:
Net assets	$—		$—	21,477		$21,477
Shares outstanding				21,477		21,477
Net asset value and offering price per share (a)	$—		$—			$1.00

(a)          Retail A and Trust shares of Galaxy New York Municipal Money Market Fund are exchanged for new Retail A and G-Trust shares of Columbia New York Tax Exempt Reserves  based on the net asset value per share of  Galaxy New York Municipal Money Market Fund Retail A and Trust shares at the time of the merger.

(b)         Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $39,085 and $0 to be borne by Galaxy New York Municipal Money Market Fund and the Columbia New York Tax Exempt Reserves, respectively.

(c)          Amount is less than $500.

Pro Forma Combining

Statement of Operations

For the Twelve Months Ended March 31, 2005 (unaudited)

	Galaxy		Columbia
	New York Municipal		New York Tax Exempt
	Money Market Fund		Reserves	Pro Forma	Pro Forma
(in thousands)	Target Fund		Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$543		$1,352	$—	$1,895
Dividends	—		—	—	—
Total Investment Income	543		1,352	—	1,895

Expenses:
Investment advisory fee	152		133	(95)	190	(a)
Administration fee	26		88	13	127	(a)
Transfer agent fee	—		4	(3)	1	(c)
Transfer agent fee — Retail A	5		—	(5)	—	(c)
Transfer agent fee — Trust	—	(f)	—	— (f)	—	(c)
Custodian fee	10		11	—	21
Trustees’ fees and expenses	1		28	(1)	28	(b)
Registration and filing fees	12		—	(2)	10	(b)
Legal and audit fees	28		152	(16)	164	(b)
Printing expense	2		53	7	62	(c)
Pricing and bookkeeping fees	42		—	15	57	(d)
Other	7		3	6	16	(c)
Subtotal	285		472	(81)	676
Shareholder servicing and distribution fees:
Trust Class Shares	—		20	—	20	(a)
Institutional Class Shares	—		23	—	23	(a)
Market Class Shares	—		49	—	49	(a)
Retail A Shares	26		—	—	26	(e)
Total expenses	311		564	(81)	794
Fees waived by investment advisor, administrator and/or distributor	(152)		(295)	24	(423	)(a)

Net expenses	159		269	(57)	371

Net investment income (loss)	384		1,083	57	1,524

Net realized gain (loss) on investments sold	—		2	—	2

Net Increase in Net Assets from Operations	$384		$1,085	$57	$1,526

(a)          Based on the contract in effect for Columbia New York Tax Exempt Reserves, the surviving fund.

(b)         Reflects elimination of duplicate expenses achieved as a result of  merging funds.

(c)          Adjustment to realign Galaxy New York Municipal Money Market Fund with Columbia New York Tax Exempt Reserves fee structure.

(d)         Reflects the impact of changes to the pricing and bookkeeping fees that are expected to be implemented on the date the merger is consumated.

(e)          Based on the contract in effect for the Retail A Shares of Galaxy New York Municipal Money Market Fund, the target fund.

(f)            Amount rounds to less than $500

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

AND

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements

March 31, 2005

(unaudited)

Note 1.  Organization

Columbia New York Tax-Exempt Reserves (the “Acquiring Fund”) is a series of Columbia Funds Series Trust (the “Trust”), which is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Galaxy New York Municipal Money Market Fund (“Target Fund”) is a series of The Galaxy Fund, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.  The Target Fund seeks to provide current income exempt from federal regular income tax and the New York state and New York City personal income taxes consistent with relative stability of principal and liquidity.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers four classes of shares: Capital Class Shares, Trust Class Shares, Market Class Shares and Institutional Class Shares.  The Target Fund offers two series of shares: Trust Shares and Retail A Shares.  Each share class has its own expense structure.

At the date of merger, two new series of shares will be offered by the Acquiring Fund: Retail A Shares and G Trust Shares.  Retail A Shares and Trust Shares of the Target Fund will be exchanged for new Retail A Shares and new G Trust Shares of the Acquiring Fund at the time of merger.

Note 2.  Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolios and Pro Forma Statements of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005.  The Pro Forma Statements of Operations of the Target Fund and Acquiring Fund have been combined to reflect twelve months ended March 31, 2005.  Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

1

Following the merger the Acquiring Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005 and November 30, 2004 for the Acquiring Fund and the Target Fund, respectively, as well as the semi-annual shareholder reports dated September 30, 2004 and May 31, 2004 for the Acquiring Fund and the Target Fund, respectively.

Note 3.  Significant Accounting Policies

Both the Acquiring Fund and the Target Fund have substantially the same accounting policies, which are detailed in the annual shareholder reports referenced above in Note 2.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.  In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax.  Therefore, no federal income or excise tax provision is recorded.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.  Also, under the Trust’s organizational documents, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 4.  Fees and Compensation paid to Affiliates

Investment advisory fees, sub-advisory fees, administration fees and related party transactions are detailed in the annual shareholder reports referenced above in Note 2.

Note 5.  Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger.  The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005.  The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005:

2

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger	Total Shares Outstanding Post Combination
Capital Class Shares	2,850,020		2,850,020
Trust Class Shares	12,621,583		12,621,583
Market Class Shares	11,465,586		11,465,586
Institutional Class Shares	74,095,009		74,095,009
Retail A Shares		10,964,602	10,964,602
G Trust Shares		21,477,095	21,477,095

Note 6.  Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures.  The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. – the investment advisor to and distributor of the Columbia Funds, respectively, - to reduce Columbia Funds, Columbia Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.  BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Columbia Funds and not unacceptable to the staff of the SEC.  Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS.  At this time, the distribution plan is still under development.  As such, any gain to the Columbia Funds or their shareholders can not be determined.  More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

3

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust (now known as Columbia Funds Series Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”).  On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).  Subsequently, additional related cases were transferred to the MDL.  On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.  One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants.  Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action.  The MDL is ongoing.  Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Columbia Funds Series Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds.  Columbia Funds Series Trust has filed a motion to dismiss that is pending, and no discovery has been taken.  At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

4